UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-3857

American Funds Insurance Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

American Funds Insurance Series

[photo of a forest in fall - mountains in the background]

A diversity of perspectives

Annual report for the year ended December 31, 2005

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For nearly 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The mountain charts on pages 2-13 illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years — or lifetime of the fund, if shorter than 10 years. The mountain charts reflect results for Class 2 shares. The investment results tables on pages 2-14 show the average annual total returns over various periods for Class 1, Class 2 and Class 3 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected here. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and do not reflect sales charges, commissions or expenses.

Fellow investors:

[photo of autumn leaves floating in water]

The year ended December 31, 2005, was a strong period for American Funds Insurance Series. For the third consecutive year, every investment option in the series gained ground, and many of the funds outpaced their relative benchmarks.

The fiscal year, which began in January 2005, proved to be a study in contrasts. The U.S. stock markets were restrained by rising energy prices, the Gulf Coast hurricanes and the steady climb of short-term interest rates. However, economic growth remained healthy throughout the year, leading to higher corporate profits, relatively low unemployment and sustained consumer demand. Both Standard & Poor’s 500 Composite Index, a broad measure of U.S. stocks, and the Nasdaq Composite Index, home to many of the nation’s technology companies, finished the year moderately ahead, returning 4.9% and 1.4%, respectively.

Stock returns were more vigorous outside the United States in 2005, which benefited those funds with a global exposure. In Europe, strong markets prevailed in an environment of slow economic growth countered by low interest rates and rising corporate profits. Almost every major European market posted returns totaling 20%1 or better when measured in local currencies. When converted to U.S. dollars, however, European returns were notably lower, owing to the strength of the U.S. dollar, which gained 14.5% against the euro and 11.5% against the British pound. For example, the London FTSE 100 posted a gain of 8.8% when measured in U.S. dollars.

In most Asian and developing markets, returns were in the double digits. South Korea, Brazil and Mexico each gained more than 40%, and although headwinds created by the strengthening U.S. dollar against the yen reduced the return on Japanese stocks, they still finished with a robust return of 25.6% for the year.

Among sectors, there was a disparity of results. Energy companies, bolstered by historically high oil prices, continued to provide strong returns, while results for technology and Internet companies were generally mixed. Global small-cap companies continued to outpace the broader market, posting double-digit gains for the third consecutive year; they returned 17.2% as measured by the S&P/Citigroup Global Index with market capitalizations less than $2 billion.

American Funds Insurance Series’ bond funds also gained ground in an environment marked by rising short-term interest rates and low inflation. During 2005, the Federal Reserve Board maintained its measured course of interest rate hikes, increasing the federal funds rate eight more times to 4.25%. However, long-term interest rates showed little change. This divergent behavior resulted in the longest maturity bonds producing the highest returns for the year across all market sectors. Corporate bonds and mortgage-backed obligations slightly lagged comparable-maturity Treasuries for the year. The high-quality bond market gained 2.6% as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, while high-yield bonds posted a 2.3% return as measured by the Credit Suisse High Yield Index.

Naturally, we are pleased with the series’ strong results this year; however, we urge investors not to focus unduly on short-term gains but rather consider investment decisions in light of multiyear results. As always, it is best to stick to a thoughtful long-term financial plan.

We will continue to extensively research the companies we invest in and maintain our own long-term perspective as we construct the portfolios of the 13 funds in the series. We appreciate your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Vice Chairman of the Board
Principal Executive Officer

/s/ Donald D. O'Neal
Donald D. O’Neal
President

February 6, 2006

1Unless otherwise indicated, country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

[Begin Sidebar]
Lee A. Ault III, an independent trustee of the series since 1999, has been elected non-executive chairman of the board. James K. Dunton, the previous chairman, has been elected vice chairman and will remain principal executive officer. As independent board chair, Mr. Ault will chair board meetings, including executive sessions of the independent trustees, and will be responsible for board agendas, but will not have other executive or management responsibilities with the series. He will remain unaffiliated with Capital Research and Management Company, the series’ investment adviser, and any of its affiliates.
[End Sidebar]

Global Discovery Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Discovery Fund gained 10.8% during the 2005 fiscal year, outpacing its relevant benchmarks. The Global Service and Information Index,1 which tracks the types of companies the fund invests in, gained 7.1% for the year, while the S&P 500 posted 4.9% for the same period.

Global stock markets languished through the first half of the reporting period, weighed down by soaring oil prices and rising interest rates. By early summer, investors were heartened by improving economic conditions around the world.

Stock returns were more vigorous outside the United States, especially in Asia and in most developing markets. Headwinds created by a strengthening U.S. dollar against the yen reduced the return on Japanese stocks to a still-robust 25.6%.2 In Europe, where markets were more muted, currency likewise dampened returns for U.S. investors, although gains were still generally strong.

Overall, the fund benefited from its ability to invest globally. Nearly 40% of net assets were held outside the United States at year-end. Roughly 18% of net assets were concentrated in Asia.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
The Americas	50.7%
Asia/Pacific Basin	18.4%
Europe	17.6%
Short-term securities & other assets less liabilities	13.3%
[end pie chart]

The Americas
United States	47.4%
Mexico	2.5
Other	.8
50.7

Asia/Pacific Basin
Japan	6.8
Taiwan	3.3
Hong Kong	2.2
China	1.8
South Korea	1.7
Other	2.6
18.4

Europe
United Kingdom	2.7
France	2.0
Netherlands	2.0
Finland	1.7
Spain	1.6
Luxembourg	1.5
Germany	1.4
Austria	1.2
Switzerland	1.2
Other	2.3
17.6
Short-term securities & other
assets less liabilities	13.3
Total	100.0%

[begin mountain chart]
Global Discovery Fund, Class 2		S&P 500		Global Service & Information Index[1]		Consumer Price Index[3]

7/5/01	$ 10,000	7/5/01	$ 10,000	7/5/01	$10,000	7/5/01	$10,000
9/30/01	$ 8,310	9/30/01	$ 8,569	9/30/01	$ 8,196	9/30/01	$10,017
12/31/01	$ 9,329	12/31/01	$ 9,485	12/31/01	$ 9,163	12/31/01	$ 9,927
3/31/02	$ 9,429	3/31/02	$ 9,511	3/31/02	$ 8,989	3/31/02	$10,045
6/30/02	$ 8,256	6/30/02	$ 8,237	6/30/02	$ 7,843	6/30/02	$10,107
9/30/02	$ 6,801	9/30/02	$ 6,815	9/30/02	$ 6,237	9/30/02	$10,169
12/31/02	$ 7,307	12/31/02	$ 7,389	12/31/02	$ 6,877	12/31/02	$10,163
3/31/03	$ 7,156	3/31/03	$ 7,157	3/31/03	$ 6,552	3/31/03	$10,348
6/30/03	$ 8,466	6/30/03	$ 8,258	6/30/03	$ 7,848	6/30/03	$10,320
9/30/03	$ 9,021	9/30/03	$ 8,476	9/30/03	$ 8,260	9/30/03	$10,404
12/31/03	$ 10,019	12/31/03	$ 9,508	12/31/03	$ 9,361	12/31/03	$10,354
3/31/04	$ 10,382	3/31/04	$ 9,668	3/31/04	$ 9,640	3/31/04	$10,528
6/30/04	$ 10,360	6/30/04	$ 9,835	6/30/04	$ 9,578	6/30/04	$10,657
9/30/04	$ 10,057	9/30/04	$ 9,651	9/30/04	$ 9,372	9/30/04	$10,669
12/31/04	$ 11,064	12/31/04	$ 10,541	12/31/04	$10,589	12/31/04	$10,691
3/31/05	$ 10,694	3/31/05	$ 10,315	3/31/05	$10,216	3/31/05	$10,860
6/30/05	$ 10,851	6/30/05	$ 10,456	6/30/05	$10,354	6/30/05	$10,927
9/30/05	$ 11,356	9/30/05	$ 10,833	9/30/05	$10,829	9/30/05	$11,169
12/31/05	$ 12,259	12/31/05	$ 11,059	12/31/05	$11,338	12/31/05	$11,056
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+11.07%	+10.80%
Lifetime (since 7/5/01)	+ 4.90	+ 4.64

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Subset of MSCI World Index and a market-capitalization weighted index that measures the returns of services and information industries in stock markets in 23 developed countries. The index, which is 70% U.S. weighted, consists specifically of services and information industries that together represent 60% of the MSCI World Index.
2 Unless otherwise indicated, country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.
3 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Global Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund gained 14.1% in 2005, as global stock markets generated impressive returns, and bested its benchmark, the MSCI World Index, which rose 10.0%.

Although the U.S. stock market ended the year with solid gains, market returns in the United States were largely eclipsed by those in the rest of the world. In Asia and most developing countries, markets finished especially strong. Japanese stocks finished at 25.6%,2 even after the U.S. dollar appreciated against the yen and reduced the return.

In Europe, where markets were more muted, currency likewise dampened returns for U.S. investors, though when measured in dollars, gains were still strong. The London FTSE 100 and the German DAX posted gains of 8.8% and 10.3%, respectively, when measured in U.S. dollars.

Energy prices remained high worldwide. Consequently, the fund’s energy holdings, which constituted 8.5% of the assets, made the strongest contributions to its return.

During the year, the fund reduced its exposure to companies in the United States.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Europe	32.7%
The Americas	28.7%
Asia/Pacific Basin	24.9%
Other countries	.6%
Short-term securities & other assets less liabilities	13.1%
[end pie chart]

Europe
United Kingdom	7.7%
France	4.8
Germany	4.6
Netherlands	4.6
Switzerland	3.0
Austria	2.1
Spain	1.6
Italy	1.5
Other	2.8
32.7

The Americas
United States	22.3
Canada	3.7
Mexico	1.6
Brazil	1.1
28.7

Asia/Pacific Basin
Japan	13.3
Taiwan	3.5
Australia	2.5
South Korea	2.2
India	1.7
Other	1.7
24.9
Other countries	.6

Short-term securities & other
assets less liabilities	13.1
Total	100.0%

[begin mountain chart]
Global Growth Fund, Class 2		MSCI World Index		Consumer Price Index[1]

4/30/97	$ 10,000	4/30/97	$10,000	4/30/97	$10,000
6/30/97	$ 10,650	6/30/97	$11,150	6/30/97	$10,006
9/30/97	$ 11,299	9/30/97	$11,480	9/30/97	$10,062
12/31/97	$ 10,834	12/31/97	$11,209	12/31/97	$10,069
3/31/98	$ 12,464	3/31/98	$12,825	3/31/98	$10,125
6/30/98	$ 12,880	6/30/98	$13,098	6/30/98	$10,175
9/30/98	$ 11,494	9/30/98	$11,539	9/30/98	$10,212
12/31/98	$ 13,948	12/31/98	$13,988	12/31/98	$10,231
3/31/99	$ 15,144	3/31/99	$14,499	3/31/99	$10,300
6/30/99	$ 16,631	6/30/99	$15,203	6/30/99	$10,375
9/30/99	$ 16,782	9/30/99	$14,990	9/30/99	$10,481
12/31/99	$ 23,666	12/31/99	$17,532	12/31/99	$10,506
3/31/00	$ 26,209	3/31/00	$17,725	3/31/00	$10,687
6/30/00	$ 24,145	6/30/00	$17,109	6/30/00	$10,762
9/30/00	$ 22,112	9/30/00	$16,261	9/30/00	$10,843
12/31/00	$ 19,200	12/31/00	$15,267	12/31/00	$10,861
3/31/01	$ 16,969	3/31/01	$13,317	3/31/01	$10,999
6/30/01	$ 17,652	6/30/01	$13,686	6/30/01	$11,111
9/30/01	$ 14,045	9/30/01	$11,729	9/30/01	$11,130
12/31/01	$ 16,471	12/31/01	$12,745	12/31/01	$11,030
3/31/02	$ 16,704	3/31/02	$12,800	3/31/02	$11,161
6/30/02	$ 15,153	6/30/02	$11,649	6/30/02	$11,230
9/30/02	$ 12,793	9/30/02	$ 9,517	9/30/02	$11,298
12/31/02	$ 14,060	12/31/02	$10,254	12/31/02	$11,292
3/31/03	$ 13,364	3/31/03	$ 9,748	3/31/03	$11,498
6/30/03	$ 15,564	6/30/03	$11,429	6/30/03	$11,467
9/30/03	$ 16,762	9/30/03	$11,993	9/30/03	$11,561
12/31/03	$ 19,019	12/31/03	$13,717	12/31/03	$11,504
3/31/04	$ 19,668	3/31/04	$14,090	3/31/04	$11,698
6/30/04	$ 19,567	6/30/04	$14,236	6/30/04	$11,841
9/30/04	$ 19,454	9/30/04	$14,108	9/30/04	$11,854
12/31/04	$ 21,584	12/31/04	$15,808	12/31/04	$11,879
3/31/05	$ 21,233	3/31/05	$15,649	3/31/05	$12,066
6/30/05	$ 21,506	6/30/05	$15,744	6/30/05	$12,141
9/30/05	$ 23,424	9/30/05	$16,860	9/30/05	$12,409
12/31/05	$ 24,622	12/31/05	$17,392	12/31/05	$12,285
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+14.37%	+14.07%
5 years	+ 5.37	+ 5.10
Lifetime (since 4/30/97)	+11.22	+10.95

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
2 Unless otherwise indicated, country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

Global Small Capitalization Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund had the strongest return of any fund in the series for the second consecutive year, gaining 25.3% in 2005 and besting its benchmark, the S&P/Citigroup Global/ World Indexes,1 which rose 17.2%.

Two clear market trends were evident during the fund’s fiscal year: Global equity markets produced higher returns than did markets in the United States, and the stocks of smaller companies outside the United States outpaced those of larger companies.

In the United States, home to 33.8% of the fund’s assets, investors remained concerned about rising short-term interest rates and high energy prices, and consequently, gains were stifled. In comparison, stock markets abroad grew at almost three times the rate of U.S. stocks over the same period as measured by MSCI. Because 58.1% of the fund’s portfolio was invested in non-U.S. companies at year-end (up from 54.0% in 2004), the fund was able to take advantage of those gains.

Many of the fund’s construction and engineering holdings have benefited from the growth and demand of developing countries, including India and China, while the fund’s media holdings did not fare as well during the year.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
The Americas	43.5%
Asia/Pacific Basin	34.1%
Europe	14.1%
Other countries	.2%
Short-term securities & other assets less liabilities	8.1%
[end pie chart]

The Americas
United States	33.8%
Canada	5.9
Brazil	3.8
43.5

Asia/Pacific Basin
South Korea	13.1
Japan	3.4
Taiwan	3.4
Hong Kong	2.7
India	2.6
Singapore	2.2
Australia	1.9
China	1.8
Thailand	1.8
Other	1.2
34.1

Europe
United Kingdom	3.8
Netherlands	1.6
Greece	1.4
Luxembourg	1.1
Norway	1.1
Other	5.1
14.1

Other countries	.2

Short-term securities & other
assets less liabilities	8.1
Total	100.0%

[begin mountain chart]
Global Small Capitalization Fund, Class 2		S&P/Citigroup Global/World Indexes[1]		Consumer Price Index[2]

4/30/98	$ 10,000	4/30/98	$ 10,000	4/30/98	$ 10,000
6/30/98	$ 9,543	6/30/98	$ 9,536	6/30/98	$ 10,031
9/30/98	$ 7,935	9/30/98	$ 7,758	9/30/98	$ 10,068
12/31/98	$ 10,247	12/31/98	$ 8,901	12/31/98	$ 10,086
3/31/99	$ 11,289	3/31/99	$ 8,744	3/31/99	$ 10,154
6/30/99	$ 13,983	6/30/99	$ 9,927	6/30/99	$ 10,228
9/30/99	$ 15,212	9/30/99	$ 9,912	9/30/99	$ 10,332
12/31/99	$ 19,609	12/31/99	$ 10,892	12/31/99	$ 10,357
3/31/00	$ 23,725	3/31/00	$ 11,588	3/31/00	$ 10,535
6/30/00	$ 20,070	6/30/00	$ 11,402	6/30/00	$ 10,609
9/30/00	$ 19,702	9/30/00	$ 11,204	9/30/00	$ 10,689
12/31/00	$ 16,368	12/31/00	$ 10,375	12/31/00	$ 10,708
3/31/01	$ 13,391	3/31/01	$ 9,662	3/31/01	$ 10,843
6/30/01	$ 15,445	6/30/01	$ 10,620	6/30/01	$ 10,954
9/30/01	$ 11,084	9/30/01	$ 8,727	9/30/01	$ 10,972
12/31/01	$ 14,265	12/31/01	$ 9,939	12/31/01	$ 10,874
3/31/02	$ 15,197	3/31/02	$ 10,479	3/31/02	$ 11,003
6/30/02	$ 13,787	6/30/02	$ 10,249	6/30/02	$ 11,071
9/30/02	$ 11,310	9/30/02	$ 8,477	9/30/02	$ 11,138
12/31/02	$ 11,547	12/31/02	$ 8,832	12/31/02	$ 11,132
3/31/03	$ 10,922	3/31/03	$ 8,573	3/31/03	$ 11,335
6/30/03	$ 13,661	6/30/03	$ 10,521	6/30/03	$ 11,305
9/30/03	$ 15,499	9/30/03	$ 11,838	9/30/03	$ 11,397
12/31/03	$ 17,728	12/31/03	$ 13,545	12/31/03	$ 11,342
3/31/04	$ 19,390	3/31/04	$ 14,815	3/31/04	$ 11,532
6/30/04	$ 18,811	6/30/04	$ 14,732	6/30/04	$ 11,674
9/30/04	$ 18,622	9/30/04	$ 14,732	9/30/04	$ 11,686
12/31/04	$ 21,430	12/31/04	$ 17,010	12/31/04	$ 11,711
3/31/05	$ 22,336	3/31/05	$ 16,998	3/31/05	$ 11,895
6/30/05	$ 22,602	6/30/05	$ 17,331	6/30/05	$ 11,969
9/30/05	$ 25,273	9/30/05	$ 18,959	9/30/05	$ 12,234
12/31/05	$ 26,862	12/31/05	$ 19,943	12/31/05	$ 12,111
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+25.66%	+25.35%
5 years	+10.69	+10.42
Lifetime (since 4/30/98)	+14.02	+13.75

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1Returns for S&P/Citigroup Global/World Indexes reflect a combination of the S&P/Citigroup Global Index and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than 7,000 publicly traded stocks around the world with market capitalizations less than $2 billion, has been used since May 2004. This index better reflects the fund’s investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from January 2000 to April 2004 and from April 1998 to December 1999, respectively.
2Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund had an exceptional year, growing 16.2% in 2005, and besting its benchmark, the S&P 500, which gained 4.9% for the period. The fund is now the largest investment option in American Funds Insurance Series as measured by assets.

In 2005, a year where U.S. markets were eclipsed by those abroad, the fund benefited from its exposure to non-U.S. companies, which accounted for 16.4% of assets at year-end. Two of the fund’s Japanese and Brazilian holdings did especially well, posting high gains and boosting the fund’s return.

Energy prices remained high worldwide, prompting the oil, gas and consumable fuels sector to have a strong year. Google, the fund’s largest individual holding, did remarkably well in 2005, and was beneficial to the fund’s year-end result. In fact, the majority of the fund’s top 10 holdings all positively contributed to the fund’s return, though their sectors as a whole did not fare as well.

The fund’s technology holdings had mixed results; some did relatively well, while a few lagged. Overall, mortgage finance and industrial conglomerate holdings were generally weaker and detracted from the fund’s result.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Information technology	20.2%
Consumer discretionary	16.7%
Energy	15.0%
Health care	12.6%
Consumer staples	7.1%
Other industries	19.6%
Short-term securities & other assets less liabilities	8.8%
[end pie chart]

[begin mountain chart]
Growth Fund, Class 2		S&P 500		Consumer Price Index(*)

12/31/95	$ 10,000	12/31/95	$10,000	12/31/95	$10,000
12/31/96	$ 11,307	12/31/96	$12,295	12/31/96	$10,332
12/31/97	$ 14,675	12/31/97	$16,395	12/31/97	$10,508
12/31/98	$ 19,847	12/31/98	$21,080	12/31/98	$10,678
12/31/99	$ 31,214	12/31/99	$25,515	12/31/99	$10,964
12/31/00	$ 32,610	12/31/00	$23,192	12/31/00	$11,336
12/31/01	$ 26,691	12/31/01	$20,438	12/31/01	$11,511
12/31/02	$ 20,164	12/31/02	$15,923	12/31/02	$11,785
12/31/03	$ 27,586	12/31/03	$20,487	12/31/03	$12,007
12/31/04	$ 31,033	12/31/04	$22,715	12/31/04	$12,397
12/31/05	$ 36,057	12/31/05	$23,830	12/31/05	$12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+16.50%	+16.19%	+16.28%
5 years	+ 2.28	+ 2.03	+ 2.10
10 years	+13.96	+13.68	+13.76
Lifetime (since 2/8/84)	+14.96	+14.64	+14.75

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

*Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund gained 21.5% in 2005, while the MSCI EAFE® (Europe, Australasia, Far East) Index posted a 14.0% return as global stock markets generated impressive returns for the third consecutive year.

Returns in Asia and most developing countries were especially strong. India rose 37.6%,1 South Korea gained 58.0%, and Brazil advanced 57.0%, a substantial portion of which came from appreciation of the Brazilian currency against the dollar. In contrast, the strengthening U.S. dollar against the yen reduced the return on Japanese stocks to a still-robust 25.6%. In Europe, where markets were more subdued, currency hindered returns for U.S. investors, though when measured in dollars, gains were still strong.

The fund increased its exposure in Asia, where a variety of new investment opportunities were found. In fact, Asia has replaced Europe as International Fund’s largest area of concentration. At year-end, the fund’s exposure in Asia had increased to 37.3% from 31.7% as of December 31, 2004.

The fund’s holdings in oil, gas and consumable fuels boosted its return, while investments in industries such as diversified telecommunication services and pharmaceuticals were less additive.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Asia/Pacific Basin	37.3%
Europe	36.0%
The Americas	10.6%
Other countries	.1%
Short-term securities & other assets less liabilities	16.0%
[end pie chart]

Asia/Pacific Basin
Japan	18.9%
South Korea	4.7
India	3.8
Australia	2.6
Taiwan	2.6
Hong Kong	2.1
China	1.0
Other	1.6
37.3

Europe
United Kingdom	7.4
France	5.8
Germany	5.3
Netherlands	3.7
Switzerland	3.6
Spain	2.4
Austria	2.1
Italy	1.7
Denmark	1.3
Norway	1.1
Other	1.6
36.0

The Americas
Canada	4.3
Brazil	2.9
Mexico	2.6
Other	.8
10.6

Other countries	.1

Short-term securities & other
assets less liabilities	16.0
Total	100.0%

[begin mountain chart]
International Fund, Class 2		MSCI EAFE[2]		Consumer Price Index[3]

12/31/95	$ 10,000	12/31/95	$10,000	12/31/95	$10,000
12/31/96	$ 11,723	12/31/96	$10,636	12/31/96	$10,332
12/31/97	$ 12,757	12/31/97	$10,855	12/31/97	$10,508
12/31/98	$ 15,426	12/31/98	$13,062	12/31/98	$10,678
12/31/99	$ 27,144	12/31/99	$16,628	12/31/99	$10,964
12/31/00	$ 21,156	12/31/00	$14,307	12/31/00	$11,336
12/31/01	$ 16,949	12/31/01	$11,273	12/31/01	$11,511
12/31/02	$ 14,433	12/31/02	$ 9,508	12/31/02	$11,785
12/31/03	$ 19,463	12/31/03	$13,232	12/31/03	$12,007
12/31/04	$ 23,223	12/31/04	$15,971	12/31/04	$12,397
12/31/05	$ 28,217	12/31/05	$18,209	12/31/05	$12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+21.75%	+21.50%	+21.54%
5 years	+ 6.18	+ 5.93	+ 6.00
10 years	+11.20	+10.93	+11.01
Lifetime (since 5/1/90)	+10.41	+10.13	+10.22

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Unless otherwise indicated, country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.
2 MSCI EAFE (Europe, Australasia, Far East) Index.
3 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

New World Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund rose 20.7% in 2005, surpassing the MSCI ACWI (All Country World Index) Index,SM which gained 11.4%.

Global stocks posted strong gains for the year as many developing markets showed significant strength. This was especially true of Brazil, Mexico and India, which gained 57.0%, 49.1% and 37.6%, respectively.2 The fund’s Brazilian holdings, which accounted for 11.8% of fund assets, fared exceedingly well in 2005 and helped boost its return, as did its holdings in Mexico at 6.4% and India at 10.3% of assets.

Strong returns were common in many Asian markets as well, especially those in developed countries. Japanese stocks gained 25.6% on mounting evidence of a sustained economic recovery and a likely end to a decade of deflation that has mired Japan’s economy. South Korea posted even better results with its stock market up 58.0%. A number of South Korean companies posted strong gains for the year, including the Web game maker, NHN, one of the fund’s top 10 holdings at 1.2% of assets.

Some of the fund’s European holdings, such as Pyaterochka, a Russian retailer, lagged the market and hindered the fund’s return.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Asia/Pacific Basin	34.9%
The Americas	30.4%
Europe	20.9%
Other countries	2.9%
Short-term securities & other assets less liabilities	10.9%
[end pie chart]

Asia/Pacific Basin
India	10.3%
Japan	4.8
South Korea	3.9
Taiwan	3.6
China	2.8
Thailand	2.6
Indonesia	2.4
Hong Kong	1.8
Pakistan	1.0
Other	1.7
34.9

The Americas
Brazil	11.8
United States	7.5
Mexico	6.4
Panama	1.2
Argentina	1.1
Other	2.4
30.4

Europe
Switzerland	3.4
Russia	3.2
United Kingdom	2.9
Austria	2.2
Hungary	1.8
Turkey	1.5
Spain	1.3
Slovenia	1.1
Denmark	1.0
Other	2.5
20.9

Other countries
Israel	1.4
Other	1.5
2.9

Short-term securities & other
assets less liabilities	10.9
Total	100.0%

[begin mountain chart]
New World Fund, Class 2		MSCI ACWI (All Country World Index) Index		Consumer Price Index[1]

6/17/99	$ 10,000	6/17/99	$ 10,000	6/17/99	$10,000
6/30/99	$ 10,030	6/30/99	$ 10,000	6/30/99	$10,000
9/30/99	$ 9,549	9/30/99	$ 9,840	9/30/99	$10,102
12/31/99	$ 11,835	12/31/99	$ 11,548	12/31/99	$10,126
3/31/00	$ 12,485	3/31/00	$ 11,682	3/31/00	$10,301
6/30/00	$ 11,638	6/30/00	$ 11,237	6/30/00	$10,373
9/30/00	$ 10,902	9/30/00	$ 10,628	9/30/00	$10,451
12/31/00	$ 10,332	12/31/00	$ 9,938	12/31/00	$10,469
3/31/01	$ 9,744	3/31/01	$ 8,704	3/31/01	$10,602
6/30/01	$ 10,340	6/30/01	$ 8,951	6/30/01	$10,710
9/30/01	$ 8,678	9/30/01	$ 7,637	9/30/01	$10,728
12/31/01	$ 9,898	12/31/01	$ 8,357	12/31/01	$10,632
3/31/02	$ 10,677	3/31/02	$ 8,432	3/31/02	$10,758
6/30/02	$ 10,044	6/30/02	$ 7,678	6/30/02	$10,824
9/30/02	$ 8,760	9/30/02	$ 6,279	9/30/02	$10,890
12/31/02	$ 9,338	12/31/02	$ 6,771	12/31/02	$10,884
3/31/03	$ 9,049	3/31/03	$ 6,434	3/31/03	$11,083
6/30/03	$ 10,449	6/30/03	$ 7,558	6/30/03	$11,053
9/30/03	$ 11,407	9/30/03	$ 7,960	9/30/03	$11,143
12/31/03	$ 12,996	12/31/03	$ 9,116	12/31/03	$11,089
3/31/04	$ 13,692	3/31/04	$ 9,393	3/31/04	$11,276
6/30/04	$ 13,216	6/30/04	$ 9,442	6/30/04	$11,414
9/30/04	$ 13,816	9/30/04	$ 9,396	9/30/04	$11,426
12/31/04	$ 15,439	12/31/04	$ 10,552	12/31/04	$11,450
3/31/05	$ 15,517	3/31/05	$ 10,462	3/31/05	$11,631
6/30/05	$ 16,096	6/30/05	$ 10,547	6/30/05	$11,703
9/30/05	$ 17,999	9/30/05	$ 11,363	9/30/05	$11,961
12/31/05	$ 18,640	12/31/05	$ 11,752	12/31/05	$11,841
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+21.10%	+20.74%
5 years	+12.81	+12.53
Lifetime (since 6/17/99)	+10.27	+ 9.99

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
2 Unless otherwise indicated, country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund gained 7.2% in 2005, outpacing the S&P 500, which returned 4.9% for the year.

Blue Chip Income and Growth Fund’s focus on high-quality, well-established companies proved rewarding for investors in an environment in which U.S. markets generally lagged their counterparts abroad. Although growth in the United States remained healthy, rising oil and gas prices and the steady climb of short-term interest rates kept a lid on the markets for much of the year. The Nasdaq Composite Index, home to many of the nation’s technology companies, also had a lackluster year, returning 1.4% in 2005.

The fund bested its benchmark with the help of its holdings in oil, gas and consumable fuels, the sector boasting the biggest gains in 2005. Schlumberger, a leading oil-field services provider and one of the fund’s top 10 holdings, gained 45.1% for the year.

The fund was also helped by some of its investments in insurance and health care companies. Investments in mortgage finance and automobile companies hindered its return.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Financials	19.6%
Consumer discretionary	15.0%
Health care	13.3%
Information technology	13.1%
Industrials	11.7%
Other industries	20.6%
Short-term securities & other assets less liabilities	6.7%
[end pie chart]

[begin mountain chart]
Blue Chip Income and Growth, Class 2		S&P 500		Consumer Price Index(*)

7/5/01	$10,000	7/5/01	$10,000	7/5/01	$10,000
9/30/01	$ 8,690	9/30/01	$ 8,569	9/30/01	$10,017
12/31/01	$ 9,462	12/31/01	$ 9,485	12/31/01	$ 9,927
3/31/02	$ 9,663	3/31/02	$ 9,511	3/31/02	$10,045
6/30/02	$ 8,478	6/30/02	$ 8,237	6/30/02	$10,107
9/30/02	$ 6,740	9/30/02	$ 6,815	9/30/02	$10,169
12/31/02	$ 7,279	12/31/02	$ 7,389	12/31/02	$10,163
3/31/03	$ 6,964	3/31/03	$ 7,157	3/31/03	$10,348
6/30/03	$ 8,153	6/30/03	$ 8,258	6/30/03	$10,320
9/30/03	$ 8,519	9/30/03	$ 8,476	9/30/03	$10,404
12/31/03	$ 9,516	12/31/03	$ 9,508	12/31/03	$10,354
3/31/04	$ 9,790	3/31/04	$ 9,668	3/31/04	$10,528
6/30/04	$ 9,747	6/30/04	$ 9,835	6/30/04	$10,657
9/30/04	$ 9,634	9/30/04	$ 9,651	9/30/04	$10,669
12/31/04	$10,443	12/31/04	$10,541	12/31/04	$10,691
3/31/05	$10,259	3/31/05	$10,315	3/31/05	$10,860
6/30/05	$10,506	6/30/05	$10,456	6/30/05	$10,927
9/30/05	$10,816	9/30/05	$10,833	9/30/05	$11,169
12/31/05	$11,199	12/31/05	$11,059	12/31/05	$11,056
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+7.57%	+7.24%
Lifetime (since 7/5/01)	+2.83	+2.55

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

*Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund gained 5.8% during 2005, besting the S&P 500, which rose 4.9%.

High energy prices and rising short-term interest rates restrained markets in the United States for the year. Domestically, energy-related companies fared very well in 2005. Investors outside the United States also saw strong returns as most major markets ended the year with double-digit gains.

Growth-Income Fund, which seeks capital growth and income over time, invests primarily in U.S. companies across a wide range of industry groups. The fund benefited from its position in energy companies, 7.0% of assets, and from good stock selection in a variety of other industries.

The fund also benefited from its non-U.S. equities, accounting for 9.0% of assets, while some holdings specific to the mortgage finance and media industries were a drag on the fund’s result for the year.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Information technology	16.2%
Financials	13.0%
Consumer discretionary	12.2%
Health care	12.2%
Short-term securities & other assets less liabilities	12.0%
Industrials	10.6%
Other industries	23.8%
[end pie chart]

[begin mountain chart]
Growth-Income Fund, Class 2		S&P 500		Consumer Price Index*

12/31/95	$ 10,000	12/31/95	$10,000	12/31/95	$10,000
12/31/96	$ 11,841	12/31/96	$12,295	12/31/96	$10,332
12/31/97	$ 14,865	12/31/97	$16,395	12/31/97	$10,508
12/31/98	$ 17,554	12/31/98	$21,080	12/31/98	$10,678
12/31/99	$ 19,520	12/31/99	$25,515	12/31/99	$10,964
12/31/00	$ 21,072	12/31/00	$23,192	12/31/00	$11,336
12/31/01	$ 21,611	12/31/01	$20,438	12/31/01	$11,511
12/31/02	$ 17,647	12/31/02	$15,923	12/31/02	$11,785
12/31/03	$ 23,369	12/31/03	$20,487	12/31/03	$12,007
12/31/04	$ 25,793	12/31/04	$22,715	12/31/04	$12,397
12/31/05	$ 27,298	12/31/05	$23,830	12/31/05	$12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3
1 year	+ 6.08%	+ 5.83%	+ 5.88%
5 years	+ 5.57	+ 5.31	+ 5.37
10 years	+10.84	+10.56	+10.64
Lifetime (since 2/8/84)	+13.08	+12.76	+12.88

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

*Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Asset Allocation Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund rose 9.1% in 2005, with the fund’s holdings in both stocks and bonds contributing to the positive result. The gain surpassed the 4.9% return posted by stocks as measured by the S&P 500 and the 2.6% return generated by bonds as measured by Citigroup Broad Investment-Grade (BIG) Bond Index.

The fund is designed to take advantage of opportunities by allocating its assets among stocks, bonds and cash, according to where the best opportunities are found. At year-end, the fund’s exposure to equities rose to 72.4% from 68.4% at the end of 2004. During the same period, the fund’s fixed-income holdings rose to 22.6% from 20.9%.

Investor enthusiasm was restrained by high energy prices, the Gulf Coast hurricanes and rising short-term interest rates; however, U.S. markets rallied and finished the year favorably.

Owing its solid gain to strong stock selection, the fund benefited from its holdings in energy companies, which accounted for 11.0% of the fund’s portfolio, while bonds generally posted modest gains for the year.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Equity securities	72.4%
Corporate bonds	12.3%
Mortgage-backed obligations	4.4%
U.S. government & government agency bonds & notes	4.1%
Asset-backed obligations	1.6%
Non-U.S. government bonds & notes	.1%
Municipal obligations	.1%
Short-term securities & other assets less liabilities	5.0%
[end pie chart]

[begin mountain chart]
Asset Allocation Fund, Class 2		S&P 500		Citigroup BIG Index[1]		Consumer Price Index[2]

12/31/95	$ 10,000	12/31/95	$10,000	12/31/95	$ 10,000	12/31/95	$10,000
12/31/96	$ 11,548	12/31/96	$12,295	12/31/96	$ 10,362	12/31/96	$10,332
12/31/97	$ 13,875	12/31/97	$16,395	12/31/97	$ 11,360	12/31/97	$10,508
12/31/98	$ 15,670	12/31/98	$21,080	12/31/98	$ 12,350	12/31/98	$10,678
12/31/99	$ 16,753	12/31/99	$25,515	12/31/99	$ 12,248	12/31/99	$10,964
12/31/00	$ 17,490	12/31/00	$23,192	12/31/00	$ 13,667	12/31/00	$11,336
12/31/01	$ 17,580	12/31/01	$20,438	12/31/01	$ 14,832	12/31/01	$11,511
12/31/02	$ 15,404	12/31/02	$15,923	12/31/02	$ 16,328	12/31/02	$11,785
12/31/03	$ 18,753	12/31/03	$20,487	12/31/03	$ 17,014	12/31/03	$12,007
12/31/04	$ 20,317	12/31/04	$22,715	12/31/04	$ 17,776	12/31/04	$12,397
12/31/05	$ 22,174	12/31/05	$23,830	12/31/05	$ 18,232	12/31/05	$12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+9.45%	+9.14%	+9.26%
5 years	+5.12	+4.86	+4.94
10 years	+8.56	+8.29	+8.37
Lifetime (since 8/1/89)	+9.38	+9.09	+9.19

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Citigroup Broad Investment-Grade (BIG) Bond Index.
2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund gained 1.6% for the year, lagging the Citigroup Broad Investment-Grade (BIG) Bond Index, which rose 2.6% in 2005.

The fund gained ground in an environment marked by rising short-term interest rates. During 2005, the Federal Reserve Board maintained its measured course of interest rate hikes, increasing the federal funds rate eight times to 4.25%. Although short-term rates rose in response to the Fed’s tightening, long-term rates have resisted the climb. Consequently at year-end, the yield on the bellwether 10-year U.S. Treasury note fell below that of its shorter term counterpart, the two-year Treasury note.

Corporate bonds, especially those with lower ratings, had a difficult year. The combination of further downgrades at the auto companies, combined with fears of a leveraging in corporate balance sheets, weakened that sector of the market and hindered the fund’s result. Both corporate bonds and mortgage-backed obligations slightly lagged comparable-maturity Treasuries, which accounted for 8.1% of the fund’s assets at year-end.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Corporate bonds	53.7%
Mortgage-backed obligations	8.3%
U.S. Treasury	8.1%
Non-U.S. government bonds & notes	5.6%
Preferred stocks	3.0%
Asset-backed obligations	2.3%
U.S. government & government agency bonds & notes	2.2%
Other securities	1.0%
Short-term securities & other assets less liabilities	15.8%
[end pie chart]

[begin mountain chart]
Bond Fund, Class 2		Citigroup BIG Index[1]		Consumer Price Index[2]

1/2/96	$ 10,000	1/2/96	$ 10,000	1/2/96	$10,000
12/31/96	$ 10,557	12/31/96	$ 10,362	12/31/96	$10,332
12/31/97	$ 11,601	12/31/97	$ 11,360	12/31/97	$10,508
12/31/98	$ 12,078	12/31/98	$ 12,350	12/31/98	$10,678
12/31/99	$ 12,386	12/31/99	$ 12,248	12/31/99	$10,964
12/31/00	$ 13,005	12/31/00	$ 13,667	12/31/00	$11,336
12/31/01	$ 14,064	12/31/01	$ 14,832	12/31/01	$11,511
12/31/02	$ 14,633	12/31/02	$ 16,328	12/31/02	$11,785
12/31/03	$ 16,506	12/31/03	$ 17,014	12/31/03	$12,007
12/31/04	$ 17,450	12/31/04	$ 17,776	12/31/04	$12,397
12/31/05	$ 17,727	12/31/05	$ 18,232	12/31/05	$12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2

1 year	+1.77%	+1.59%
5 years	+6.65	+6.39
Lifetime (since 1/2/96)	+6.15	+5.89

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Citigroup Broad Investment-Grade (BIG) Bond Index.
2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

High-Income Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund rose 2.2% in 2005 in line with the Credit Suisse High Yield Index, which rose 2.3%. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures higher quality bonds, gained 2.6%.

Rising interest rates are putting pressure on corporate bond markets. The Federal Reserve Board increased the federal funds rate eight times in 2005, from 2.25% to 4.25%. While these increases pushed short-term interest rates higher, long-term rates remained at relatively low levels, which has continued to provide attractive financing opportunities for many companies. Although it is likely that the Fed will continue to raise short-term rates, which could eventually put pressure on long-term rates, we believe our focus on finding companies with stable or improving credit can still produce attractive returns.

During the year, the auto sector struggled with several high-profile credit downgrades, which restrained the fund’s return. Bonds issued by telecommunication services companies were beneficial to the fund’s result.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Corporate bonds	75.7%
Equity securities	7.5%
Non-U.S. government bonds & notes	1.5%
Asset-backed obligations	.3%
Municipal obligations	.1%
Short-term securities & other assets less liabilities	14.9%
[end pie chart]

[begin mountain chart]
High-Income Bond Fund, Class 2		Credit Suisse High Yield Index		Citigroup BIG Index[1]		Consumer Price Index[2]

12/31/95	$ 10,000	12/31/95	$ 10,000	12/31/95	$ 10,000	12/31/95	$ 10,000
12/31/96	$ 11,291	12/31/96	$ 11,242	12/31/96	$ 10,362	12/31/96	$ 10,332
12/31/97	$ 12,655	12/31/97	$ 12,661	12/31/97	$ 11,360	12/31/97	$ 10,508
12/31/98	$ 12,689	12/31/98	$ 12,735	12/31/98	$ 12,350	12/31/98	$ 10,678
12/31/99	$ 13,391	12/31/99	$ 13,153	12/31/99	$ 12,248	12/31/99	$ 10,964
12/31/00	$ 12,947	12/31/00	$ 12,467	12/31/00	$ 13,667	12/31/00	$ 11,336
12/31/01	$ 13,948	12/31/01	$ 13,191	12/31/01	$ 14,832	12/31/01	$ 11,511
12/31/02	$ 13,693	12/31/02	$ 13,600	12/31/02	$ 16,328	12/31/02	$ 11,785
12/31/03	$ 17,735	12/31/03	$ 17,400	12/31/03	$ 17,014	12/31/03	$ 12,007
12/31/04	$ 19,437	12/31/04	$ 19,479	12/31/04	$ 17,776	12/31/04	$ 12,397
12/31/05	$ 19,865	12/31/05	$ 19,920	12/31/05	$ 18,232	12/31/05	$ 12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+ 2.46%	+ 2.20%	+ 2.25%
5 years	+ 9.21	+ 8.94	+ 9.02
10 years	+ 7.37	+ 7.10	+ 7.18
Lifetime (since 2/8/84)	+10.43	+10.05	+10.23

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

1 Citigroup Broad Investment-Grade (BIG) Bond Index.
2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

U.S. Government/AAA-Rated Securities Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 2.4% for the year ended December 31, 2005, and kept pace with the Citigroup Treasury/Government Sponsored/Mortgage Index, which rose 2.7%.

The Federal Reserve Board continued to increase the federal funds rate over the course of 2005, boosting it eight times to 4.25%. Although short-term interest rates rose in response to the Fed’s tightening, long-term rates have resisted the climb. Consequently at year-end, the yield on the bellwether 10-year U.S. Treasury note fell below that of its shorter term counterpart, the two-year Treasury note.

Within the government bond sector, long-term Treasuries and federal agency obligations posted the highest returns for the year, while returns for mortgage-backed obligations and shorter term Treasuries did not fare as well.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Mortgage-backed obligations	42.2%
U.S. Treasury bonds & notes	29.6%
Federal agency bonds & notes	11.5%
Asset-backed obligations	11.1%
Other bonds	1.1%
Short-term securities & other assets less liabilities	4.5%
[end pie chart]

[begin mountain chart]
U.S. Government/AAA Rated Securities, Fund Class 2		Citigroup Treasury/ Govt. Sponsored/ Mortgage Index		Consumer Price Index*

12/31/95	$ 10,000	12/31/95	$ 10,000	12/31/95	$ 10,000
12/31/96	$ 10,284	12/31/96	$ 10,369	12/31/96	$ 10,332
12/31/97	$ 11,128	12/31/97	$ 11,354	12/31/97	$ 10,508
12/31/98	$ 12,010	12/31/98	$ 12,348	12/31/98	$ 10,678
12/31/99	$ 11,916	12/31/99	$ 12,275	12/31/99	$ 10,964
12/31/00	$ 13,273	12/31/00	$ 13,789	12/31/00	$ 11,336
12/31/01	$ 14,204	12/31/01	$ 14,849	12/31/01	$ 11,511
12/31/02	$ 15,504	12/31/02	$ 16,363	12/31/02	$ 11,785
12/31/03	$ 15,857	12/31/03	$ 16,814	12/31/03	$ 12,007
12/31/04	$ 16,381	12/31/04	$ 17,509	12/31/04	$ 12,397
12/31/05	$ 16,776	12/31/05	$ 17,984	12/31/05	$ 12,821
[end mountain chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+2.70%	+2.41%	+2.50%
5 years	+5.06	+4.80	+4.87
10 years	+5.58	+5.31	+5.39
Lifetime (since 12/2/85)	+7.18	+6.85	+6.98

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged; do not reflect sales charges, commissions or expenses; cannot be invested in directly; and reflect the reinvestment of all dividends and/or distributions.

*Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Cash Management Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Cash Management Fund, which seeks to provide income on cash reserves while preserving capital and maintaining liquidity, generated a positive return during 2005, increasing 2.7% in value.

By placing a percentage of your assets in Cash Management Fund, you can preserve your capital while still earning a stream of steady income — a sensible move in any market climate.

It is important to remember, though, that the fund is not managed to maintain a stable net asset value of $1 per share.

Where the fund’s assets were invested based on total net assets as of December 31, 2005

[begin pie chart]
Corporate short-term notes	78.8%
Federal agency discount notes	17.5%
Certificates of deposit	2.9%
Other assets less liabilities	.8%
[end pie chart]

Average annual total returns based on a $1,000 investment for periods ended December 31, 2005

	Class 1	Class 2	Class 3

1 year	+2.97%	+2.68%	+2.74%
5 years	+1.89	+1.65	+1.70
10 years	+3.56	+3.30	+3.37
Lifetime (since 2/8/84)	+4.93	+4.61	+4.74

The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

As of December 31, 2005, Cash Management Fund’s annualized seven-day yield was 3.92%, which reflects a fee waiver (3.89% without the fee waiver), for Class 1 shares; 3.68%, which reflects a fee waiver (3.65% without the fee waiver), for Class 2 shares; and 3.74%, which reflects a fee waiver (3.71% without the fee waiver), for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

[photo of two hands holding maple leaves]

A diversity of perspectives

American Funds Insurance Series gives you a wide range of investment choices. From the growth-oriented International Fund to Cash Management Fund, the series covers the investment spectrum. Capital Research and Management Company, investment adviser to all 13 of the series’ variable funds, is well suited to the task of managing that diversity of options. In the next few pages, you’ll meet a handful of the investment professionals from our offices in Los Angeles, New York, San Francisco and Hong Kong who bring a unique blend of experience and perspective to American Funds Insurance Series.

[photo of a person's hand holding a magnifying glass with a tree in the background]
[Begin Sidebar]
meticulous research
[End Sidebar]

[Begin Pull Quote]
“We all bring our different experiences to the table, approaching things from different angles. The insight you gain from others can definitely help you make wiser investment decisions.”
— Alex Sheynkman
[End Pull Quote]

[photo of Alex Sheynkman]

The art of research

The first thing you notice when you walk into Alex Sheynkman’s New York City office is the display of name badges he’s collected from the companies visited on his many research trips. “What’s interesting is that some of these companies no longer exist,” Alex says, pointing to a badge from Compaq, which merged with Hewlett-Packard in 2002. “It’s a constantly shifting world, and I think the most important thing about how we approach investment research is that we try and see as far down the road as possible. Where a company will be in six months or a year is certainly important. But where it will be in, say, three or five years is even more vital. That’s where I try to focus.”

Alex has covered technology hardware and equipment companies for Capital Research since 2000. When he immigrated to the United States from Russia in 1989 with degrees in electrical engineering and computer science, he worked as a computer programmer. For Alex, the transition from programmer to analyst was a natural one.

“Computer programming is a science. While there may be some creative elements, for the most part, there’s a right answer, a single conclusion; it’s all very logical,” Alex explains. “I use my analytical skills to gather vast amounts of information on a company, but there’s also a subjective element, a judgment I make about the company’s management by looking at their capabilities and track record. It really is an art.”

Alex hones his art by visiting at least 60 companies a year. He also benefits from the perspectives and experience of his fellow analysts. “We work in research clusters,” says Alex, “which is our term for a group of analysts and portfolio counselors who get together to discuss investment ideas with one another. It’s incredibly valuable. We all bring our different experiences to the table, approaching things from different angles. The insight you gain from others can definitely help you make wiser investment decisions.”

[Begin Sidebar]
Growth-Income Fund portfolio counselors
Years of investment experience as of May 2006

[pie chart graphic with six pie slices, one of which is separated from the whole; five of the six slices represents the Portfolio counselors, the separated slice represents the Investment analysts]

Jim Dunton	44 years
Bob O’Donnell	34 years
Claudia Huntington	33 years
Don O’Neal	21 years
Ross Sappenfield	14 years

[End Sidebar]

The sum of its parts

[photo of Jim Dunton]

Multiple perspectives are the hallmark of Capital Research’s unique strategy for managing investments. Jim Dunton, the series’ vice chairman and a portfolio counselor with over 40 years of investment experience, describes the multiple portfolio counselor system, which blends teamwork and accountability, as “the cornerstone of American Funds Insurance Series’ investment management process.”

Under this method, which has been employed for nearly 50 years, the assets of each fund are typically divided among several portfolio counselors, while another segment is assigned to Capital Research’s investment analysts. Portfolio counselors are “generalists” who select from a wide range of investments, while investment analysts are “specialists” who buy and sell securities among the industry sectors they follow.

As an example, Growth-Income Fund has five portfolio counselors. Among them, these investment professionals average 29 years of experience with Capital Research, providing a wealth of knowledge and skill. Instead of investing in a specific industry or geographic region, each portfolio counselor assembles a portfolio of securities that resembles an entire fund. A sixth segment of the fund’s portfolio is managed by a group of analysts, who can invest based on the industries or regions they follow.

“The independence fostered by this system means that portfolio counselors can focus on those investments in which they have the greatest conviction. Diversity of opinion, untempered by the need for consensus, is perhaps the system’s greatest strength,” says Jim. “It has ensured that investors have the opportunity to benefit from the viewpoints and perspectives of a range of professionals with differing approaches and styles. Different investment styles have tended to smooth out the peaks and valleys of investing. Although each portfolio counselor may take a different approach to investing, all share a common long-term perspective and a commitment to produce superior long-term results.”

[photo of a hand holding a maple leaf - maple leaves on grass in the background]
[Begin Sidebar]
unique viewpoints
[End Sidebar]

[Begin Pull Quote]
“At Capital Research, multiple points of view are inherent in every process we have, spanning cultures, borders and investment styles.”
— Don O’Neal
[End Pull Quote]

[photo of Don O'Neal]

The proof is in the people

Don O’Neal, a portfolio counselor and president of the series, understands the value of multiple perspectives and diverse experience. In fact, it was the promise of working with such a fascinating group of people that drew him to Capital Research when he graduated from business school just over 20 years ago.

Like Alex, Don took a slightly circuitous route to investing. After getting a degree in nuclear engineering, Don realized he wanted to work with people, not just numbers. And as he recalls with a smile, “There weren’t many interesting jobs in the nuclear power industry in the United States at the time.” In business school, he found what he was looking for in an investment management class. “I liked it immediately,” Don recalls. “It seemed like the perfect fit because it combined the analysis of numbers with the analysis of, and with, people. It required common sense, good judgment, all things I was attracted to.”

Don began his career at Capital Research as an investment analyst covering the chemical, environmental services and aerospace defense industries, which worked well with his background. “Our analysts are experts in the industries they cover,” says Don. “In fact, they tend to know more about the companies they cover than our competitors, because many of them have been covering the same industries for 10, 20, even 30 years, which is a tremendous advantage.”

When he’s not in his San Francisco-based office, Don enjoys coaching his son’s sports teams. “The team dynamic is something I find very appealing,” he says. “Successful teams accomplish more than individuals. Whether it’s on the soccer field or in a conference room, when you have a diverse team of people considering the same problems as an individual, you’ll get better answers. At Capital Research, multiple points of view are inherent in every process we have, spanning cultures, borders and investment styles.”

[photo a hand holding a branch]
[Begin Sidebar]
diverse experience
[End Sidebar]

[Begin Pull Quote]
“I’ve been at Capital Research 19 years, a long time by many standards, and yet, that’s less than half as long as some of my colleagues. The average amount of investment experience here is 23 years.”
— Donnalisa Barnum
[End Pull Quote]

[photo of Donnalisa Barnum]

Following your own course

Los Angeles-based Donnalisa Barnum was born and raised in California and truly loves the Golden State. Over the years, she’s crossed a number of borders and gained a great deal of experience. After getting her undergraduate degree in English, Donnalisa continued her studies in Sydney. “Living in Italy, and later Australia, for an extended period of time helped a Southern California kid get a broader perspective on the world,” Donnalisa muses.

A portfolio counselor with over 24 years of investment experience, Donnalisa came to Capital Research as a summer intern and decided to stay. The challenging and collegial environment impressed her, as did the breadth of knowledge and experience of her colleagues. “There’s really so much history here,” she says. “I’ve been at Capital Research 19 years, a long time by many standards, and yet, that’s less than half as long as some of my colleagues. The average amount of investment experience here is 23 years.”

The multiple portfolio counselor system has had a big influence on Donnalisa. “The system works because we don’t all do the same thing. I invest only in those companies I know and in which I have the strongest conviction. Because each investment professional offers his or her unique experience and acts on different convictions, this approach leads to a more diverse portfolio.” Over time, this investment system helps to provide consistency because the success of the portfolio isn’t resting on the shoulders of one individual portfolio counselor, which is a benefit to our investors.

It’s Capital Research’s investment system that makes Donnalisa most confident about the future. “The transition from generation to generation of investment professionals is a basic advantage of the multiple portfolio counselor system; the overall objective of the group is consistent, but the individual counselors follow their own course.”

[Begin Sidebar]
The global perspective

Recognizing the growing importance of a global perspective on financial markets, Capital Research and Management Company, investment adviser to American Funds Insurance Series, opened its first non-U.S. research office in Geneva in the early 1960s. Today, investors in American Funds Insurance Series benefit from investment professionals working from offices around the world. They bring to their job of researching companies and finding good investment opportunities a wide variety of backgrounds, educations and cultural outlooks. That diversity gives Capital Research an edge in understanding political, social and cultural nuances. The map below shows some of the countries visited by the investment professionals for the funds in the series in 2005.
[End Sidebar]

[map of the world with countries visited by the investment professionals and Capital Research offices highlighted]

Countries visited:

Argentina	United Kingdom
Bermuda	Croatia
Brazil	Czech Republic
Canada	Hungary
Chile	Poland
Mexico	Russia
Panama	Serbia and Montenegro
Peru	Turkey
United States	Australia
Venezuela	China
Austria	Hong Kong
Belgium	India
Denmark	Indonesia
Finland	Japan
France	Korea
Germany	Malaysia
Greece	New Zealand
Ireland	Philippines
Italy	Singapore
Luxembourg	Taiwan
Netherlands	Thailand
Norway	Algeria
Portugal	Egypt
Spain	Israel
Sweden	South Africa
Switzerland	Zimbabwe

Capital Research offices (year established)

San Francisco (1975)
Los Angeles (1931)
New York (1943)
Washington, D.C. (1974)
London (1979)
Geneva (1962)
Hong Kong (1983)
Tokyo (1982)

[end map]
[photo of a persons' hands holding a see-through globe]
[Begin Sidebar]
global reach
[End Sidebar]

[Begin Pull Quote]
“The ability to speak the local language and understand the culture can help you gain insight that might otherwise be lost.”
— Winnie Kwan
[End Pull Quote]

[photo of Winnie Kwan]

A global network of local understanding

Winnie Kwan, a small-capitalization and Asian companies investment analyst based in Hong Kong, understands the importance of combining global reach with local understanding. Her undergraduate and graduate degrees in economics give her insight into how the markets work, but as Winnie, who came to Capital Research in 2000, knows, to truly understand a company or industry, crunching numbers won’t suffice; there’s no substitute for on-the-ground research.

“A vast expansion of economic freedom has opened new markets for consumer goods and services, and technological innovations have created industries that did not exist a decade ago,” Winnie says. “As the marketplace has grown, so have investment opportunities around the world.”

Born in Hong Kong and educated in the United Kingdom, Winnie is fluent in English, Mandarin and Cantonese, which she considers a great advantage. “Most of the people I meet with at the companies I visit do not speak English, so being able to speak the local language allows me to establish a level of communication, understanding and trust that might not be possible otherwise. The ability to speak the local language and understand the culture can help you gain insight that might otherwise be lost.

“To better understand a specific company’s business, we often meet with its suppliers and distributors, as well as our fellow analysts who may be covering these suppliers and distributors. We are talking with our fellow analysts all the time, comparing notes, comparing ideas.” Winnie adds, “The geographic diversity of the analysts actually fosters a cross-pollination of ideas that helps us to reinforce or re-evaluate the recommendations we make. The perspectives we gather only enhance our own perceptions of the companies we cover.”

Bound by a common philosophy

Meticulous research. Unique viewpoints. Diverse experience. Global reach. The investments professionals you’ve met and their colleagues at Capital Research all share a common goal: achieving consistently superior long-term investment results for the investors in American Funds Insurance Series.
GLOBAL DISCOVERY FUND
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
Yahoo!	2.3%
Citigroup	1.9
Xinao Gas Holdings	1.9
Schlumberger	1.7
Lowe's Companies	1.7
Microsoft	1.6
Target	1.6
Affiliated Computer Services	1.5
Baker Hughes	1.5
Cisco Systems	1.5

		Market	Percent
		value	of net
Common stocks - 86.25%	Shares	(000)	assets

Software & services - 12.29%
Yahoo! Inc. (1)	64,200	$2,515	2.26%
Microsoft Corp.	69,000	1,804	1.62
Affiliated Computer Services, Inc., Class A (1)	28,800	1,704	1.53
Google Inc., Class A (1)	4,000	1,660	1.49
NHN Corp. (1) (2)	6,000	1,594	1.43
NAVTEQ Corp. (1)	26,000	1,141	1.02
Adobe Systems Inc.	24,000	887.80
Other securities		2,393	2.14
		13,698	12.29

Banks - 10.27%
Erste Bank der oesterreichischen Sparkassen AG (2)	25,000	1,387	1.25
UniCredito Italiano SpA (2)	150,000	1,029.92
Royal Bank of Scotland Group PLC (2)	31,523	950.85
Mitsui Trust Holdings, Inc. (2)	77,000	925.83
Other securities		7,153	6.42
		11,444	10.27

Retailing - 8.26%
Lowe's Companies, Inc.	28,500	1,900	1.70
Target Corp.	32,500	1,787	1.60
IAC/InterActiveCorp (1)	40,000	1,132	1.02
eBay Inc. (1)	25,000	1,081.97
Other securities		3,311	2.97
		9,211	8.26

Health care equipment & services - 7.23%
Medtronic, Inc.	22,000	1,267	1.14
Aetna Inc.	13,000	1,226	1.10
Caremark Rx, Inc. (1)	20,000	1,036.93
Other securities		4,532	4.06
		8,061	7.23

Media - 5.62%
Liberty Media Corp., Class A (1)	164,000	1,291	1.16
Alma Media Corp. (1)	120,000	1,090.98
Grupo Televisa, SA, ordinary participation certificates (ADR)	11,000	886.79
E.W. Scripps Co., Class A	15,000	720.65
Other securities		2,273	2.04
		6,260	5.62

Telecommunication services - 5.08%
Millicom International Cellular SA (1)	60,000	1,611	1.44
América Móvil SA de CV, Series L (ADR)	33,000	966.87
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (2)	1,574,000	945.85
Other securities		2,141	1.92
		5,663	5.08

Technology hardware & equipment - 4.38%
Cisco Systems, Inc. (1)	97,600	1,671	1.50
Nidec Corp. (2)	11,000	935.84
Other securities		2,273	2.04
		4,879	4.38

Semiconductors & semiconductor equipment - 4.33%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	75,000	743
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	135,842	259.90
Maxim Integrated Products, Inc.	27,000	979.88
Other securities		2,844	2.55
		4,825	4.33

Utilities - 4.22%
Xinao Gas Holdings Ltd. (2)	2,610,000	2,068	1.85
Veolia Environnement (2)	34,700	1,570	1.41
Hong Kong and China Gas Co. Ltd. (2)	500,000	1,066.96
		4,704	4.22

Energy - 3.99%
Schlumberger Ltd.	20,000	1,943	1.74
Baker Hughes Inc.	28,000	1,702	1.53
Other securities		807.72
		4,452	3.99

Diversified financials - 3.00%
Citigroup Inc.	43,500	2,111	1.89
Nasdaq Stock Market, Inc (1)	35,000	1,231	1.11
		3,342	3.00

Consumer services - 2.55%
Other securities		2,840	2.55

Food & staples retailing - 2.42%
Walgreen Co.	22,000	974.87
Other securities		1,728	1.55
		2,702	2.42

Pharmaceuticals & biotechnology - 2.27%
Roche Holding AG (2)	9,000	1,351	1.21
QIAGEN NV (1) (2)	100,242	1,178	1.06
		2,529	2.27

Insurance - 1.65%
American International Group, Inc.	22,875	1,561	1.40
Other securities		276.25
		1,837	1.65

Other - 3.84%
Other securities		4,287	3.84

Miscellaneous - 4.85%
Other common stocks in initial period of acquisition		5,406	4.85

Total common stocks (cost: $80,686,000)		96,140	86.25

Convertible securities - 0.46%

Total convertible securities (cost: $520,000)		510.46

Short-term securities - 12.08%	Principal amount (000)

Atlantic Industries 4.20% due 1/9/2006 (3)	$2,000	1,998	1.79
Ranger Funding Co. LLC 4.32% due 1/30/2006 (3)	1,700	1,694	1.52
General Electric Capital Corp. 4.20% due 1/3/2006	1,600	1,599	1.44
Pfizer Investment Capital PLC 4.23% due 1/11/2006 (3)	1,600	1,598	1.43
Concentrate Manufacturing Co. of Ireland 4.16% due 1/18/2006 (3)	1,400	1,397	1.25
Federal Farm Credit Banks 4.15% due 1/12/2006	1,300	1,298	1.17
Harley-Davidson Funding Corp. 4.21% due 1/25/2006 (3)	1,200	1,197	1.07
Cloverleaf International Holdings, SA 4.26% due 2/2/2006 (3)	1,100	1,096.98
Freddie Mac 4.08%-4.12% due 1/24/2006	1,000	997.89
Scripps (E.W.) Co. 4.26% due 2/1/2006 (3)	600	598.54

Total short-term securities (cost: $13,471,000)		13,472	12.08

Total investment securities (cost: $94,677,000)		110,122	98.79
Other assets less liabilities		1,346	1.21

Net assets		$111,468	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 47 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio
(with aggregate value of $35,856,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York
Stock Exchange.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $9,578,000, which represented 8.59% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL GROWTH FUND
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES

Percent of net assets
Société Générale	1.8%
Koninklijke KPN	1.7
Telekom Austria	1.7
Reliance Industries	1.7
Tyco	1.6
Seven & I Holdings	1.5
Vodafone	1.4
AstraZeneca	1.4
Toyota Motor	1.3
Murata Manufacturing	1.2

		Market	Percent
		value	of net
Common stocks - 86.94%	Shares	(000)	assets

Financials - 13.51%
Société Générale (1)	419,400	51,613	1.83
Macquarie Bank Ltd. (1)	650,291	32,503	1.15
Allianz AG (1)	192,000	29,029	1.03
HSBC Holdings PLC (United Kingdom) (1)	1,761,769	28,295	1.00
Mitsubishi UFJ Financial Group, Inc. (1)	2,023	27,426.97
Kookmin Bank (1)	325,060	24,501.87
Mizuho Financial Group, Inc. (1)	2,750	21,809.77
Other securities		166,309	5.89
		381,485	13.51

Information technology - 13.11%
Murata Manufacturing Co., Ltd. (1)	530,000	33,946	1.20
Samsung Electronics Co., Ltd. (1)	48,440	31,336	1.11
International Business Machines Corp.	380,000	31,236	1.11
Rohm Co., Ltd. (1)	271,800	29,491	1.04
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	11,389,551	21,723
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	689,249	6,830	1.01
Google Inc., Class A (2)	48,000	19,913.71
Chi Mei Optoelectronics Corp. (1)	13,443,318	19,903.70
Microsoft Corp.	722,000	18,880.67
Other securities		156,894	5.56
		370,152	13.11

Consumer discretionary - 10.55%
Toyota Motor Corp. (1)	685,000	35,522	1.26
News Corp. Inc., Class A	1,291,757	20,087
News Corp. Inc., Class B	427,507	7,101.96
Time Warner Inc.	1,442,000	25,148.89
Other securities		209,947	7.44
		297,805	10.55

Energy - 8.52%
Reliance Industries Ltd. (1)	2,350,298	46,498	1.65
Husky Energy Inc.	575,000	29,180	1.03
Royal Dutch Shell PLC, Class B (1)	574,666	18,403
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,011.97
Canadian Natural Resources, Ltd.	456,000	22,604.80
Technip SA (1)	325,000	19,552.69
Schlumberger Ltd.	190,000	18,459.66
Norsk Hydro ASA (1)	175,000	18,067.64
Other securities		58,743	2.08
		240,517	8.52

Health care - 8.35%
AstraZeneca PLC (United Kingdom) (1)	443,960	21,577
AstraZeneca PLC (Sweden) (1)	268,005	13,094
AstraZeneca PLC (ADR)	73,000	3,548	1.36
Novo Nordisk A/S, Class B (1)	470,900	26,475.94
Fresenius Medical Care AG, preferred (1)	269,000	25,114.89
Roche Holding AG (1)	158,500	23,788.84
Other securities		122,053	4.32
		235,649	8.35

Telecommunication services - 7.94%
Koninklijke KPN NV (1)	4,875,830	48,843	1.73
Telekom Austria AG (1)	2,101,200	47,090	1.67
Vodafone Group PLC (1)	13,448,800	28,978
Vodafone Group PLC (ADR)	475,000	10,198	1.39
Telefónica, SA (1)	1,958,081	29,455	1.04
Other securities		59,619	2.11
		224,183	7.94

Industrials - 7.43%
Tyco International Ltd.	1,565,000	45,166	1.60
General Electric Co.	784,455	27,495.97
SMC Corp. (1)	164,000	23,389.83
United Parcel Service, Inc., Class B	310,000	23,297.83
Mitsubishi Corp. (1)	860,000	19,018.67
Other securities		71,379	2.53
		209,744	7.43

Consumer staples - 7.07%
Seven & I Holdings Co., Ltd. (1) (2)	982,000	42,100	1.49
Nestlé SA (1)	83,900	25,053.89
Koninklijke Ahold NV (1) (2)	3,270,000	24,512.87
Other securities		108,055	3.82
		199,720	7.07

Materials - 3.52%
Nitto Denko Corp. (1)	396,400	30,933	1.09
Ivanhoe Mines Ltd. (2)	2,475,000	17,776.63
Other securities		50,709	1.80
		99,418	3.52

Utilities - 2.04%
Veolia Environnement (1)	562,771	25,458.90
Other securities		32,296	1.14
		57,754	2.04

Miscellaneous - 4.90%
Other common stocks in initial period of acquisition		138,355	4.90

Total common stocks (cost: $1,879,165,000)		2,454,782	86.94

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 12.88%	(000)	(000)	assets

Federal Home Loan Bank 4.05%-4.10% due 1/11-1/20/2006	54,000	53,886	1.91
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	33,000	32,821	1.16
Calyon North America Inc. 4.19% due 1/23/2006	28,700	28,625	1.01
Atlantic Industries 4.22% due 1/13/2006 (3)	24,100	24,063.85
Ranger Funding Co. LLC 4.19% due 1/06/2006 (3)	19,200	19,187.68
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	19,000	18,901.67
Barton Capital Corp. 4.20% due 1/11/2006 (3)	17,500	17,477.62
General Electric Capital Corp. 4.20% due 1/03/2006	17,400	17,392.62
HSBC USA Inc. 4.12% due 1/06/2006	15,800	15,790.56
Other securities		135,574	4.80

Total short-term securities (cost: $363,705,000)		363,716	12.88

Total investment securities (cost: $2,242,870,000)		2,818,498	99.82
Other assets less liabilities		4,980.18

Net assets		$2,823,478	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 101 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment and "Miscellaneous" in the summary investment portfolio (with aggregate value of $1,551,850,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $176,945,000, which represented 6.27% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL SMALL CAPITALIZATION FUND
Summary investment portfolio December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
CNET Networks	2.1%
NHN	1.7
GS Engineering & Construction	1.4
Kingboard Chemical Holdings	1.3
Advanced Medical Optics	1.3
Semtech	1.2
Xinao Gas Holdings	1.2
TIM	1.1
ORCO PROPERTY GROUP	1.1
Korea Development	1.0

	Shares	Market	Percent
		value	of net
Common stocks - 91.80%		(000)	assets

Information technology - 22.14%
CNET Networks, Inc. (1)	3,175,000	$46,641	2.11%
NHN Corp. (1) (2)	142,035	37,744	1.71
Kingboard Chemical Holdings Ltd. (2)	10,816,000	29,253	1.32
Semtech Corp. (1)	1,450,000	26,477	1.20
Integrated Device Technology, Inc. (1)	1,423,942	18,768.85
Marchex, Inc., Class B (1)	750,000	16,867.76
Varian Semiconductor Equipment Associates, Inc. (1)	327,000	14,365.65
Cymer, Inc. (1)	400,000	14,204.64
iVillage Inc. (1)	1,750,000	14,035.64
Intersil Corp., Class A	550,443	13,695.62
Other securities		256,993	11.64
		489,042	22.14

Consumer discretionary - 18.62%
Schibsted ASA (2)	691,000	20,600.93
Kumho Industrial Co., Ltd. (2)	1,000,000	20,060.91
Orient-Express Hotels Ltd., Class A	534,000	16,832.76
Lions Gate Entertainment Corp., USD denominated (1)	1,100,000	8,448
Lions Gate Entertainment Corp. (1)	940,706	7,258.71
REX HOLDINGS CO., LTD. (2)	1,612	7,615
REX HOLDINGS CO., LTD., when-issued 2/2006 (1) (2)	1,612	7,615.69
Life Time Fitness, Inc. (1)	384,000	14,627.66
NutriSystem, Inc. (1)	400,000	14,408.65
Pantaloon Retail (India) Ltd. (2)	350,000	13,169.60
Laureate Education, Inc. (1)	240,000	12,602.57
Integrated Distribution Services Group Ltd. (2)	10,732,000	12,175.55
Other securities		255,799	11.59
		411,208	18.62

Industrials - 14.26%
GS Engineering & Construction Co., Ltd. (2)	589,930	30,978	1.40
Korea Development Corp. (2)	600,000	22,741	1.03
Hyundai Mipo Dockyard Co., Ltd. (2)	294,000	17,763.80
Samsung Engineering Co., Ltd. (2)	597,550	16,801.76
ALL - América Latina Logística, units	392,000	16,735.76
Hudson Highland Group, Inc. (1)	865,000	15,016.68
Buhrmann NV (2)	1,002,000	14,718.67
Downer EDI Ltd. (2)	2,664,399	14,010.64
Corrections Corporation of America (1)	300,000	13,491.61
Other securities		152,635	6.91
		314,888	14.26

Financials - 7.80%
ORCO PROPERTY GROUP SA	315,800	23,231	1.05
National Bank of Pakistan	4,250,000	14,194.64
Kotak Mahindra Bank Ltd. (2)	2,450,000	12,138.55
Other securities		122,608	5.56
		172,171	7.80

Energy - 7.54%
First Calgary Petroleums Ltd. (1)	1,635,000	11,981
First Calgary Petroleums Ltd., GBP denominated (1)	760,000	5,616.80
Quicksilver Resources Inc. (1)	380,550	15,987.72
OPTI Canada Inc. (1)	447,350	14,688.67
TODCO, Class A (1)	385,000	14,653.66
Oilexco Inc., GBP denominated (1) (2) (3)	1,900,000	5,762
Oilexco Inc., GBP denominated (1) (2)	1,755,000	5,322
Oilexco Inc., CAD denominated (1) (3)	725,000	2,201
Oilexco Inc., CAD denominated (1)	17,000	52.60
CARBO Ceramics Inc.	233,500	13,197.60
Other securities		77,105	3.49
		166,564	7.54

Health care - 5.86%
Advanced Medical Optics, Inc. (1)	675,000	28,215	1.28
Kyphon Inc. (1)	400,000	16,332.74
Wright Medical Group, Inc. (1)	650,000	13,260.60
Other securities		71,580	3.24
		129,387	5.86

Materials - 4.75%
Sino-Forest Corp., Class A (1)	3,245,000	13,788.62
Other securities		91,082	4.13
		104,870	4.75
Consumer Staples - 2.34%
Other securities		51,783	2.34

Telecommunication services - 2.17%
TIM Participações SA, preferred nominative (ADR)	955,020	24,143	1.09
Other securities		23,741	1.08
		47,884	2.17

Utilities - 1.55%
Xinao Gas Holdings Ltd. (2)	32,539,000	25,781	1.17
Other securities		8,413.38
		34,194	1.55

Miscellaneous - 4.77%
Other common stocks in initial period of acquisition		105,412	4.77

Total common stocks (cost: $1,527,244,000)		2,027,403	91.80

Rights & warrants - 0.14%

Information technology - 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006 (1)	666,000	232.01

Other - 0.13%
Other securities		2,813.13
Total rights & warrants (cost: $76,000)		3,045.14

Convertible securities - 0.00%

Total convertible securities (cost: $625,000)		-	.00

Short-term securities - 7.90%	Principal amount (000)

Preferred Receivables Funding Corp. 4.30% due 1/17/2006 (3)	$23,100	23,053	1.04
Federal Home Loan Bank 4.05% due 1/11/2006	22,700	22,672	1.03
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	22,400	22,300	1.01
IXIS Commercial Paper Corp. 4.26%-4.30% due 2/2-2/10/2006 (3)	20,000	19,914.90
Barton Capital Corp. 4.12% due 1/5/2006 (3)	13,800	13,792.63
Mont Blanc Capital Corp. 4.27% due 1/6/2006 (3)	12,900	12,891.58
Other securities		59,794	2.71
Total short-term securities (cost: $174,412,000)		174,416	7.90

Total investment securities (cost: $1,702,357,000)		2,204,864	99.84
Other assets less liabilities		3,488.16

Net assets		$2,208,352	100.00%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors.  Further details on these holdings and related transactions during the year ended December 31, 2005, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliates at 12/31/05
					(000)	(000)
Korea Development Corp. (2)	530,400	69,600	-	600,000	$261	$22,741
Min Aik Technology Co., Ltd. (2)	-	5,586,000	-	5,586,000	-	9,111
Jahwa Electronics Co., Ltd. (2)	1,039,000	-	-	1,039,000	213	8,835
Sierra Leone Diamond Co. Ltd. (1)	-	5,805,000	-	5,805,000	-	4,390
Ondine Biopharma Corp. (1) (3)	1,660,000	-	-	1,660,000	-	2,285
Ondine Biopharma Corp. (GDR) (1) (2) (3)	-	490,000	-	490,000	-	674
Ondine Biopharma Corp. (1)	400,000	-	-	400,000	-	550
Kirkland Lake Gold (4)	2,081,000	-	2,081,000	-	-	-
Offshore Hydrocarbon Mapping PLC (1) (2) (4)	-	1,800,000	1,170,000	630,000	-	-
Pantaloon Retail (India) Ltd. (2) (4)	1,057,300	-	707,300	350,000	30	-
					$504	$48,586

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the secutities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 158 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $915,916,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $132,728,000, which represented 6.01% of the net assets of the fund.

(4) Unaffiliated at December 31,2005.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Growth Fund
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
Google	5.0%
Altria Group	2.4
Microsoft	2.2
Lowe's Companies	2.0
Target	1.9
Schlumberger	1.6
Roche Holding	1.4
Sanofi-Aventis	1.4
Carnival Corp.	1.3
Burlington Resources	1.2

	Shares	Market	Percent
		value	of net
Common stocks - 91.04%		(000)	assets

Information technology - 20.22%
Google Inc., Class A (1)	2,726,700	$1,131,199	5.02%
Microsoft Corp.	19,015,000	497,242	2.21
Texas Instruments Inc.	7,626,000	244,566	1.08
Yahoo! Inc. (1)	5,726,500	224,364.99
Corning Inc. (1)	11,150,000	219,209.97
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,068	150,069.67
KLA-Tencor Corp.	3,705,000	182,768.81
Xilinx, Inc.	7,240,000	182,521.81
SOFTBANK CORP.	3,904,000	164,776.73
Maxim Integrated Products, Inc.	4,005,000	145,141.64
Cisco Systems, Inc. (1)	8,433,000	144,373.64
Other securities		1,273,942	5.65
		4,560,170	20.22

Consumer discretionary - 16.66%
Lowe's Companies, Inc.	6,885,000	458,954	2.03
Target Corp.	7,890,000	433,713	1.92
Carnival Corp., units	5,585,000	298,630	1.32
Starbucks Corp. (1)	6,920,000	207,669.92
Expedia, Inc. (1)	8,546,630	204,777.91
Best Buy Co., Inc.	4,490,400	195,243.87
Harrah's Entertainment, Inc.	2,642,000	188,348.84
IAC/InterActiveCorp (1)	6,397,630	181,117.80
News Corp. Inc.	10,980,000	170,739.76
Michaels Stores, Inc.	4,070,000	143,956.64
Other securities		1,274,589	5.65
		3,757,735	16.66

Energy - 14.99%
Schlumberger Ltd.	3,609,800	350,692	1.55
Burlington Resources Inc.	3,190,000	274,978	1.22
Halliburton Co.	3,880,000	240,405	1.07
EOG Resources, Inc.	3,265,000	239,553	1.06
Devon Energy Corp.	3,409,072	213,203.94
Transocean Inc. (1)	2,731,400	190,351.84
Diamond Offshore Drilling, Inc.	2,660,000	185,029.82
Canadian Natural Resources, Ltd.	3,625,700	179,726.80
Newfield Exploration Co. (1)	3,317,200	166,092.74
Suncor Energy Inc.	2,524,200	159,190.71
BJ Services Co.	4,134,000	151,594.67
Murphy Oil Corp.	2,698,800	145,708.65
Other securities		884,160	3.92
		3,380,681	14.99

Health care - 12.63%
Roche Holding AG	2,160,000	324,008	1.44
Sanofi-Aventis	3,533,900	309,286	1.37
WellPoint, Inc. (1)	2,655,000	211,843.94
Express Scripts, Inc. (1)	1,928,000	161,566.72
Cardinal Health, Inc.	2,150,000	147,813.65
Medtronic, Inc.	2,500,000	143,925.64
Gilead Sciences, Inc. (1)	2,620,000	137,891.61
Other securities		1,412,180	6.26
		2,848,512	12.63

Consumer staples - 7.13%
Altria Group, Inc.	7,380,000	551,434	2.44
Walgreen Co.	5,000,000	221,300.98
Seven & I Holdings Co., Ltd. (1)	3,942,000	168,719.75
PepsiCo, Inc.	1,845,000	109,003.49
Other securities		557,326	2.47
		1,607,782	7.13

Financials - 6.01%
Fannie Mae	4,120,000	201,097.89
Banco Bradesco SA, preferred nominative (ADR)	6,750,000	196,762.87
American International Group, Inc.	2,725,000	185,927.83
Freddie Mac	2,297,700	150,155.67
Other securities		620,543	2.75
		1,354,484	6.01

Industrials - 5.06%
Tyco International Ltd.	6,761,500	195,137.86
General Electric Co.	4,430,000	155,271.69
Other securities		790,823	3.51
		1,141,231	5.06

Telecommunication services - 2.33%
Qwest Communications International Inc. (1)	43,050,000	243,232	1.08
Other securities		281,649	1.25
		524,881	2.33

Other - 1.87%
Other securities		421,048	1.87

Miscellaneous - 4.14%
Other common stocks in initial period of acquisition		934,223	4.14

Total common stocks (cost: $15,067,157,000)		20,530,747	91.04

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 0.12%	(000)	(000)	assets

Total bonds & notes (cost: $29,284,000)		25,911.12

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.45%	(000)	(000)	assets

Concentrate Manufacturing Co. of Ireland 4.14%-4.27% due 1/4-2/7/2006 (2)	$118,100	$117,781	0.52%
Freddie Mac 4.19%-4.255% due 1/30-2/27/2006	104,600	104,070.46
International Lease Finance Corp. 4.25%-4.28% due 1/24-2/7/2006	96,050	95,656.43
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006 (2)	82,300	81,878.36
Fannie Mae 4.25%-4.31% due 3/2-3/15/2006	75,000	74,377.33
General Electric Capital Corp. 4.20% due 1/3/2006	9,000	8,996.04
Other securities		1,648,070	7.31
		2,130,828	9.45

Total short-term securities (cost: $2,130,741,000)		2,130,828	9.45

Total investment securities (cost: $17,227,182,000)		22,687,486	100.61
Other assets less liabilities		(136,623)	(0.61)

Net assets		$22,550,863	100.00%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2005, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliates at 12/31/05
					(000)	(000)
Aveta, Inc. (1) (2) (3)	-	3,918,000	-	3,918,000	$0	$52,893
Rosetta Resources Inc. (1) (2) (3)	-	2,980,000	-	2,980,000	$0	$48,276
					-	$101,169

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,300,037,000, which represented 5.76% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

INTERNATIONAL FUND
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
Telekom Austria	2.1%
Unibanco	1.8
Seven & I Holdings	1.8
MUFG	1.5
Societe Generale	1.4
Kookmin Bank	1.4
Koninklijke KPN	1.3
AstraZeneca	1.3
Roche Holding	1.3
Bayer	1.3

		Market	Percent
		value	of net
Common stocks - 83.97%	Shares	(000)	assets

Financials - 21.47%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	$114,553	1.76%
Mitsubishi UFJ Financial Group, Inc. (1)	7,342	99,535	1.53
Société Générale (1)	743,000	91,437	1.41
Kookmin Bank (1)	1,211,000	91,277	1.40
Hypo Real Estate Holding AG (1)	1,390,000	72,246	1.11
ICICI Bank Ltd. (1)	4,400,000	57,181.88
Macquarie Bank Ltd. (1)	1,143,898	57,175.88
ING Groep NV (1)	1,549,310	53,663.82
Allianz AG (1)	351,200	53,099.82
Swire Pacific Ltd., Class A (1)	5,720,000	51,342.79
Other securities		655,310	10.07
		1,396,818	21.47

Consumer discretionary - 10.29%
Grupo Televisa, SA, ordinary participation certificates (ADR)	867,000	69,794	1.07
Kingfisher PLC (1)	15,603,645	63,601.98
Yamada Denki Co., Ltd. (1)	425,000	52,993.82
Accor SA (1)	920,904	50,698.78
LG Electronics Inc. (1)	502,860	44,229.68
Mediaset SpA (1)	4,050,000	42,878.66
Honda Motor Co., Ltd. (1)	604,500	34,472.53
Other securities		310,327	4.77
		668,992	10.29

Information technology - 8.75%
SOFTBANK CORP. (1)	1,852,000	78,303	1.20
Samsung Electronics Co., Ltd. (1)	105,244	68,084	1.04
Rohm Co., Ltd. (1)	592,100	64,245.99
livedoor Co., Ltd. (1) (2)	8,300,000	51,840.80
Other securities		306,766	4.72
		569,238	8.75

Telecommunication services - 8.24%
Telekom Austria AG (1)	6,094,899	136,594	2.10
Koninklijke KPN NV (1)	8,685,600	87,008	1.34
América Móvil SA de CV, Series L (ADR)	1,440,000	42,134.65
Other securities		270,401	4.15
		536,137	8.24

Energy - 8.14%
Canadian Natural Resources, Ltd.	1,540,000	76,338	1.17
Royal Dutch Shell PLC, Class B (1)	1,193,868	38,232
Royal Dutch Shell PLC, Class B (ADR)	275,839	17,800
Royal Dutch Shell PLC, Class A (1)	522,000	15,942	1.11
Reliance Industries Ltd. (1)	3,628,695	71,789	1.10
Oil & Natural Gas Corp. Ltd. (1)	2,213,000	57,782.89
Husky Energy Inc.	1,035,000	52,525.81
Petro-Canada	1,080,000	43,336.67
Norsk Hydro ASA (1)	410,000	42,329.65
Other securities		113,126	1.74
		529,199	8.14

Health care - 5.79%
AstraZeneca PLC (United Kingdom) (1)	1,262,500	61,359
AstraZeneca PLC (Sweden) (1)	510,500	24,942	1.32
Roche Holding AG (1)	569,500	85,473	1.32
Novo Nordisk A/S, Class B (1)	1,439,000	80,903	1.25
Other securities		123,745	1.90
		376,422	5.79

Consumer staples - 5.60%
Seven & I Holdings Co., Ltd. (1) (2)	2,667,000	114,340	1.76
Nestlé SA (1)	147,820	44,139.68
Other securities		205,822	3.16
		364,301	5.60

Materials - 5.51%
Bayer AG (1)	2,013,000	84,087	1.29
Nitto Denko Corp. (1)	949,900	74,125	1.14
Placer Dome Inc.	2,070,000	47,397.73
Other securities		152,994	2.35
		358,603	5.51

Industrials - 3.32%
Siemens AG (1)	575,000	49,192.76
Other securities		166,814	2.56
		216,006	3.32

Utilities - 2.34%
Veolia Environnement (1)	1,380,900	62,466.96
Other securities		89,635	1.38
		152,101	2.34

Miscellaneous - 4.52%
Other common stocks in initial period of acquisition		294,125	4.52

Total common stocks (cost: $3,808,283,000)		5,461,942	83.97

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 15.81%	(000)	(000)	assets

Thunder Bay Funding, LLC 4.20%-4.36% due 1/6-2/15/2006 (3)	$48,136	$47,993
Old Line Funding, LLC 4.14% due 1/5/2006 (3)	17,100	17,090	1.00
Federal Home Loan Bank 4.10%-4.20% due 1/11-2/8/2006	56,400	56,244.86
Sheffield Receivables Corp. 4.14%-4.21% due 1/3-1/13/2006 (3)	52,800	52,739.81
KfW International Finance Inc. 4.23%-4.35% due 1/27-2/27/2006 (3)	50,400	50,182.77
Pfizer Investment Capital PLC 4.225% due 1/19/2006 (3)	50,000	49,888.77
Concentrate Manufacturing Co. of Ireland 4.22%-4.26% due 1/12-2/1/2006 (3)	50,000	49,858.77
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	50,000	49,741.77
IXIS Commercial Paper Corp. 4.31% due 2/10-2/23/2006 (3)	50,000	49,725.76
Siemens Capital Co. LLC 4.20%-4.31% due 2/8-3/6/2006	46,500	46,228.71
Freddie Mac 4.21%-4.23% due 1/31-2/16/2006	46,000	45,790.70
American Honda Finance Corp. 4.09%-4.20% due 1/4-1/23/2006	41,500	41,445.64
Mont Blanc Capital Corp. 4.20% due 1/6/2006 (3)	25,000	24,982.38
Barton Capital LLC 4.18% due 1/10/2006 (3)	20,102	20,079.31
Other securities		426,388	6.56
		1,028,372	15.81

Total short-term securities (cost: $1,028,341,000)		1,028,372	15.81

Total investment securities (cost: $4,836,624,000)		6,490,314	99.78
Other assets less liabilities		14,427.22

Net assets		$6,504,741	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 142 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $4,658,539,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $607,381,000, which represented 9.34% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

NEW WORLD FUND
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
Housing Development Finance	1.5%
Maruti Udyog	1.5
Toyota Motor	1.4
Tesco	1.4
Nestlé	1.2
Bharat Heavy Electricals	1.2
América Móvil	1.2
Bank Rakyat	1.2
NHN	1.2
China Construction Bank	1.1

	Shares	Market	Percent
		value	of net
Common stocks - 78.91%		(000)	assets

Financials - 15.38%
Housing Development Finance Corp. Ltd. (1)	435,100	$11,680	1.53%
PT Bank Rakyat Indonesia (1)	29,171,150	8,973	1.17
China Construction Bank Corp., H shares (2)	23,938,100	8,336	1.09
Banco Itaú Holding Financeira SA, preferred nominative	328,000	7,903	1.03
Unibanco-União de Bancos Brasileiros SA, units (GDR)	111,000	7,056.92
Bank Muscat (SAOG) (GDR) (1) (2)	285,500	6,920.90
EFG International (1) (2)	240,000	6,388.84
HSBC Holdings PLC (1)	325,000	5,215.68
Other securities		55,225	7.22
		117,696	15.38

Consumer staples - 9.40%
Tesco PLC (1)	1,903,418	10,849	1.42
Nestlé SA (1)	31,500	9,406	1.23
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	180,000	6,849
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	44,000	1,439	1.08
Pyaterochka Holding NV (GDR) (1) (2) (3)	477,200	6,899.90
Other securities		36,511	4.77
		71,953	9.40

Consumer discretionary - 8.80%
Maruti Udyog Ltd. (1)	823,000	11,630	1.52
Toyota Motor Corp. (1)	211,100	10,947	1.43
Honda Motor Co., Ltd. (1)	119,000	6,786.89
Kuoni Reisen Holding AG, Class B (2)	14,000	5,790.76
Grupo Televisa, SA, ordinary participation certificates (ADR)	64,900	5,224.68
Other securities		26,989	3.52
		67,366	8.80

Materials - 7.10%
Cía. Vale do Rio Doce, preferred nominative, Class A	179,500	6,434
Cía. Vale do Rio Doce, ordinary nominative (ADR)	36,900	1,518	1.04
Phelps Dodge Corp.	45,000	6,474.85
Cemex, SA de CV, ordinary participation certificates, units (ADR)	99,990	5,932.78
Votorantim Celulose e Papel SA, preferred nominative (ADR)	475,000	5,838.76
Associated Cement Companies Ltd. (1)	430,000	5,106.67
Other securities		23,034	3.00
		54,336	7.10

Telecommunication services - 6.95%
América Móvil SA de CV, Series L (ADR)	310,000	9,071	1.19
Telekom Austria AG (1)	280,000	6,275.82
Other securities		37,825	4.94
		53,171	6.95

Information technology - 6.28%
NHN Corp. (1) (2)	33,000	8,769	1.15
Samsung Electronics Co., Ltd. (1)	11,200	7,245.95
Mediatek Incorporation (1)	533,472	6,295.82
Hon Hai Precision Industry Co., Ltd. (1)	1,125,328	6,183.81
Acer Inc. (1)	2,200,000	5,540.72
Other securities		14,010	1.83
		48,042	6.28

Industrials - 6.24%
Bharat Heavy Electricals Ltd. (1)	300,000	9,252	1.21
ALL - América Latina Logística, units	185,000	7,898	1.03
Daelim Industrial Co., Ltd. (1)	102,000	7,265.95
Wienerberger AG (1)	181,500	7,237.95
Other securities		16,091	2.10
		47,743	6.24

Energy - 5.34%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	65,000	4,633
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	53,000	3,412	1.05
Oil & Natural Gas Corp. Ltd. (1)	222,800	5,817.76
Other securities		27,023	3.53
		40,885	5.34

Utilities - 5.30%
Perusahaan Gas Negara (Persero) Tbk. (1)	8,297,000	5,814.76
NTPC Ltd. (1)	2,210,000	5,503.72
Other securities		29,270	3.82
		40,587	5.30

Health care - 3.59%
Novo Nordisk A/S, Class B (1)	140,160	7,880	1.03
KRKA, d.d., Novo mesto (1)	13,000	6,588.86
Other securities		12,975	1.70
		27,443	3.59

Miscellaneous - 4.53%
Other common stocks in initial period of acquisition		34,702	4.53

Total common stocks (cost: $430,346,000)		603,924	78.91

		Market	Percent
		value	of net
Rights & warrants - 0.04%		(000)	assets

Total rights & warrants (cost: $0)		$323.04%

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 10.12%	(000)	(000)	assets

Non-U.S. government bonds & notes - 9.37%
United Mexican States Government Global 4.83%-11.375% 2008-2016 (4)	$9,687	$11,365
United Mexican States Government, Series MI10, 8.00%-9.50% 2013-2014	MXP 11,402	1,077
United Mexican States Government, Series M20, 8.00% 2023	MXP 11,599	1,030	1.76%
Russian Federation 8.25% 2010	$7,200	7,682
Russian Federation 5.00%-8.25% 2010-2030 (3) (5)	4,722	5,300	1.70
Brazil (Federal Republic of) Global 5.25%-14.50% 2009-2040 (4)	10,311	12,114
Brazilian Treasury Bill 0% 2007	R$ 1	257	1.62
Argentina (Republic of) 0.72%-6.84% 2014-2038 (4) (6) (7)	ARS 26,565	6,303
Argentina (Republic of) 3.504% 2012 (4)	$2,000	1,543
Argentina (Republic of) GDP-Linked 2035	ARS 43,865	718	1.12
Other securities		24,301	3.17
		71,690	9.37

Other - 0.75%		5,760.75

Total bonds & notes (cost: $69,450,000)		77,450	10.12

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.44%	(000)	(000)	assets

Freddie Mac 4.08%-4.22% due 1/24-2/14/2006	9,800	$9,755	1.28%
Fannie Mae 4.29% due 3/8/2006	9,600	9,524	1.24
Barton Capital Corp. 4.12% due 1/5/2006 (3)	9,000	8,995	1.18
Federal Home Loan Bank 4.05% due 1/11/2006	8,600	8,589	1.12
Amsterdam Funding Corp. 4.26% due 1/18/2006 (3)	6,900	6,885.90
IXIS Commercial Paper Corp. 4.29% due 2/3/2006 (3)	6,700	6,673.87
DaimlerChrysler Revolving Auto Conduit LLC II 4.23% due 1/4/2006	5,700	5,697.74
Thunder Bay Funding, LLC 4.18% due 1/9/2006 (3)	5,630	5,624.74
Bank of Ireland 4.225% due 1/23/2006 (3)	5,400	5,386.70
Other securities		12,748	1.67

Total short-term securities (cost: $79,874,000)		79,876	10.44

Total investment securities (cost: $579,670,000)		761,573	99.51
Other assets less liabilities		3,778.49

Net assets		$765,351	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 94 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $387,230,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $45,544,000, which represented 5.95% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Step bond; coupon rate will increase at a later date.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES
Percent of net assets
Tyco	4.0%
Hewlett-Packard	3.9
Fannie Mae	3.7
Cardinal Health	3.4
BellSouth	3.3
Lowe's Companies	2.9
American International Group	2.8
JPMorgan Chase	2.6
Microsoft	2.5
Schlumberger	2.5

Common stocks - 93.28%	Shares	Market value (000)	Percent of net assets

Financials - 19.61%
Fannie Mae	2,380,000	116,168	3.67
American International Group, Inc.	1,300,000	88,699	2.80
J.P. Morgan Chase & Co.	2,100,000	83,349	2.64
Capital One Financial Corp.	700,000	60,480	1.91
Bank of America Corp.	1,075,000	49,611	1.57
Citigroup Inc.	925,000	44,890	1.42
Freddie Mac	675,000	44,111	1.39
MBNA Corp.	1,550,000	42,082	1.33
Washington Mutual, Inc.	750,000	32,625	1.03
Other securities		58,484	1.85
		620,499	19.61

Consumer discretionary - 14.99%
Lowe's Companies, Inc.	1,370,000	91,324	2.89
Best Buy Co., Inc.	1,820,000	79,134	2.50
Target Corp.	1,270,000	69,812	2.21
General Motors Corp.	1,750,000	33,985	1.07
TJX Companies, Inc.	1,350,000	31,360.99
Leggett & Platt, Inc.	1,350,000	30,996.98
Carnival Corp., units	575,000	30,745.97
Clear Channel Communications, Inc.	925,000	29,091.92
Toyota Motor Corp. (ADR)	275,000	28,770.91
Mattel, Inc.	1,800,000	28,476.90
Other securities		20,596.65
		474,289	14.99

Health care - 13.30%
Cardinal Health, Inc.	1,550,000	106,562	3.37
Aetna Inc.	800,000	75,448	2.38
AstraZeneca PLC (ADR)	950,000	46,170	1.46
Eli Lilly and Co.	775,000	43,857	1.39
Schering-Plough Corp.	1,600,000	33,360	1.05
Merck & Co., Inc.	1,000,000	31,810	1.00
Abbott Laboratories	800,000	31,544	1.00
HCA Inc.	600,000	30,300.96
Other securities		21,776.69
		420,827	13.30

Information technology - 13.06%
Hewlett-Packard Co.	4,350,000	124,540	3.94
Microsoft Corp.	3,050,000	79,758	2.52
International Business Machines Corp.	650,000	53,430	1.69
Cisco Systems, Inc. (1)	2,400,000	41,088	1.30
Applied Materials, Inc.	1,800,000	32,292	1.02
Oracle Corp. (1)	2,500,000	30,525.96
Other securities		51,757	1.63
		413,390	13.06

Industrials - 11.73%
Tyco International Ltd.	4,375,000	126,263	3.99
General Electric Co.	1,950,000	68,348	2.16
United Parcel Service, Inc., Class B	710,000	53,357	1.69
United Technologies Corp.	760,000	42,492	1.34
Norfolk Southern Corp.	592,800	26,575.84
Other securities		54,083	1.71
		371,118	11.73

Telecommunication services - 5.56%
BellSouth Corp.	3,795,000	102,845	3.25
AT&T Inc.	2,025,000	49,592	1.57
Other securities		23,544.74
		175,981	5.56

Consumer staples - 5.38%
Wal-Mart Stores, Inc.	1,300,000	60,840	1.92
Kraft Foods Inc., Class A	1,230,000	34,612	1.09
Other securities		74,766	2.37
		170,218	5.38

Energy - 5.23%
Schlumberger Ltd.	820,000	79,663	2.52
Exxon Mobil Corp.	590,000	33,140	1.05
Royal Dutch Shell PLC, Class A (ADR)	500,000	30,745.97
Other securities		21,856.69
		165,404	5.23

Materials - 2.13%
Alcoa Inc.	1,375,000	40,659	1.29
Other securities		26,713.84
		67,372	2.13

Utilities - 0.94%		29,645.94

Miscellaneous - 1.35%
Other common stocks in initial period of acquisition		42,820	1.35

Total common stocks (cost: $2,604,390,000)		2,951,563	93.28

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.30%	(000)	(000)	assets

Atlantic Industries 4.21%-4.30% due 1/9-2/17/2006 (2)	39,300	39,167	1.24
Variable Funding Capital Corp. 4.10%-4.31% due 1/3-2/09/2006 (2)	33,300	33,176	1.05
Park Avenue Receivables Co., LLC 4.29% due 1/10/2006 (2)	29,400	29,365.93
Freddie Mac 4.22%-4.30% due 2/16-3/14/2006	16,200	16,104.51
Cloverleaf International Holdings SA 4.26% due 2/2/2006 (2)	14,100	14,045.44
Ciesco LLC 4.37% due 2/22/2006 (2)	8,000	7,948.25
Ranger Funding Co. LLC 4.19% due 1/4/2006 (2)	6,400	6,397.20
Other securities		84,536	2.68

Total short-term securities (cost: $230,733,000)		230,738	7.30

Total investment securities (cost: $2,835,123,000)		3,182,301	100.58
Other assets less liabilities		(18,271)	(.58)

Net assets		$3,164,030	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $206,752,000, which represented 6.53% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH-INCOME FUND
Summary investment portfolio, December 31, 2005

LARGEST INDIVIDUAL EQUITY SECURITIES

Percent of net assets
American International Group	1.9%
Tyco	1.8
Oracle	1.7
Lowe's Companies	1.7
Fannie Mae	1.7
Cisco Systems	1.6
General Electric	1.6
Microsoft	1.6
Hewlett-Packard	1.4
Target	1.3

	Shares	Market	Percent
		value	of net
Common stocks - 87.13%		(000)	assets

Information technology - 16.24%
Oracle Corp. (1)	30,989,000	378,376	1.73
Cisco Systems, Inc. (1)	20,440,000	349,933	1.60
Microsoft Corp.	13,035,000	340,865	1.56
Hewlett-Packard Co.	10,500,000	300,615	1.37
International Business Machines Corp.	3,400,000	279,480	1.28
First Data Corp.	4,519,900	194,401.89
Flextronics International Ltd. (1)	16,000,000	167,040.76
Intel Corp.	5,520,000	137,779.63
Other securities		1,408,881	6.42
		3,557,370	16.24

Financials - 12.98%
American International Group, Inc.	6,000,000	409,380	1.87
Fannie Mae	7,450,000	363,635	1.66
Citigroup Inc.	5,725,000	277,834	1.27
Bank of New York Co., Inc.	5,675,000	180,749.83
Bank of America Corp.	3,630,000	167,524.76
J.P. Morgan Chase & Co.	4,147,900	164,630.75
Capital One Financial Corp.	1,900,000	164,160.75
Freddie Mac	2,065,000	134,948.62
Other securities		979,987	4.47
		2,842,847	12.98

Health care - 12.24%
Eli Lilly and Co.	3,735,000	211,364.96
WellPoint, Inc. (1)	2,600,000	207,454.95
Cardinal Health, Inc.	2,595,000	178,406.81
Medtronic, Inc.	3,050,000	175,588.80
Abbott Laboratories	4,090,000	161,269.74
AstraZeneca PLC (ADR)	2,710,150	131,713
AstraZeneca PLC (Sweden)	392,000	19,158.69
Biogen Idec Inc. (1)	3,216,250	145,793.67
Other securities		1,449,465	6.62
		2,680,210	12.24

Consumer discretionary - 12.18%
Lowe's Companies, Inc.	5,580,000	371,963	1.70
Target Corp.	5,300,000	291,341	1.33
News Corp. Inc.	10,530,000	163,741.75
Time Warner Inc.	9,300,000	162,192.74
Best Buy Co., Inc.	3,675,000	159,789.73
Other securities		1,518,112	6.93
		2,667,138	12.18

Industrials - 10.57%
Tyco International Ltd.	13,820,300	398,854	1.82
General Electric Co.	9,950,000	348,747	1.59
United Technologies Corp.	4,100,000	229,231	1.05
United Parcel Service, Inc., Class B	2,021,300	151,901.69
Norfolk Southern Corp.	3,326,500	149,127.68
Other securities		1,036,716	4.74
		2,314,576	10.57

Energy - 6.96%
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	115,534
Royal Dutch Shell PLC, Class A (ADR)	1,750,000	107,608
Royal Dutch Shell PLC, Class B	139,816	4,465	1.04
Marathon Oil Corp.	3,335,000	203,335.93
Petro-Canada	4,420,000	177,355.81
Chevron Corp.	2,938,200	166,802.76
Schlumberger Ltd.	1,570,000	152,526.70
Devon Energy Corp.	2,312,085	144,598.66
Husky Energy Inc.	2,742,800	139,192.64
Other securities		313,170	1.42
		1,524,585	6.96

Consumer staples - 5.71%
Altria Group, Inc.	3,075,000	229,764	1.05
Avon Products, Inc.	6,718,400	191,810.87
Coca-Cola Co.	3,740,000	150,759.69
Other securities		679,665	3.10
		1,251,998	5.71

Telecommunication services - 3.45%
BellSouth Corp.	6,600,000	178,860.82
Other securities		576,553	2.63
		755,413	3.45

Materials - 3.39%
Alcoa Inc.	4,800,000	141,936.65
Other securities		601,786	2.74
		743,722	3.39

Utilities - 1.20%		263,892	1.20

Miscellaneous - 2.21%
Other common stocks in initial period of acquisition		483,502	2.21

Total common stocks (cost: $15,824,691,000)		19,085,253	87.13

		Market	Percent
		value	of net
Convertible securities - 0.69%		(000)	assets

Total convertible securities (cost: $144,518,000)		150,903.69

		Market	Percent
		value	of net
Bonds & notes - 0.14%		(000)	assets

Total bonds & notes (cost: $32,321,000)		29,685.14

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 12.39%	(000)	(000)	assets

Freddie Mac 4.04%-4.26% due 1/10-2/27/2006	247,902	246,796	1.13
Variable Funding Capital Corp. 4.26%-4.38% due 1/19-3/13/2006 (2)	176,100	175,094.80
Park Avenue Receivables Co., LLC 4.14%-4.30% due 1/3-2/8/2006 (2)	131,900	131,663
Preferred Receivables Funding Corp. 4.24% due 1/24/2006 (2)	41,100	40,984.79
Bank of America Corp. 4.16%-4.28% due 1/11-2/3/2006	100,000	99,752
Ranger Funding Co. LLC 4.23%-4.32% due 1/10-1/24/2006 (2)	72,300	72,135.78
Federal Home Loan Bank 4.085%-4.25% due 1/18-3/8/2006	168,200	167,425.76
Wells Fargo Bank, N.A. 4.12%-4.31% due 1/5-2/10/2006	147,300	147,300.67
Concentrate Manufacturing Co. of Ireland 4.14%-4.24% due 1/4-1/23/2006 (2)	140,250	139,990.64
CAFCO, LLC 4.17%-4.36% due 1/6-3/1/2006 (2)	105,600	105,068
Ciesco LLC 4.33% due 2/21/2006 (2)	25,000	24,844.59
BellSouth Corp. 4.01%-4.10% due 1/5-1/12/2006 (2)	81,200	81,116.37
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006 (2)	55,700	55,426
General Electric Capital Corp. 4.19% due 1/27/2006	5,200	5,184.28
IBM Capital Inc. 4.33% due 3/8-3/9/2006 (2)	55,000	54,568.25
Fannie Mae 4.25% due 3/2/2006	50,000	49,638.23
International Lease Finance Corp. 4.17% due 1/13/2006	27,477	27,436.12
Other securities		1,089,771	4.98
		2,714,190	12.39

Total short-term securities (cost: $2,714,116,000)		2,714,190	12.39

Total investment securities (cost: $18,715,646,000)		21,980,031	100.35
Other assets less liabilities		(75,982)	(.35)

Net assets		$21,904,049	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the publicmay require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,697,540,000, which represented 7.75% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio, December 31, 2005

Largest individual equity securities
Percent of net assets
Schlumberger	2.5%
Altria Group	2.3
Suncor Energy	2.0
Microsoft	1.9
Medtronic	1.9
Lowe's Companies	1.6
Petro-Canada	1.5
Fannie Mae	1.4
Citigroup	1.4
Genworth Financial	1.4

	Shares	Market	Percent
		value	of net
Common stocks - 72.26%		(000)	assets

Financials - 11.93%
Fannie Mae	1,800,000	$87,858	1.44
Citigroup Inc.	1,700,000	82,501	1.36
Genworth Financial, Inc., Class A	2,382,500	82,387	1.36
State Street Corp.	1,250,000	69,300	1.14
J.P. Morgan Chase & Co.	1,500,000	59,535.98
Société Générale	465,000	57,140.94
Freddie Mac	800,000	52,280.86
Bank of America Corp.	1,106,360	51,059.84
Marshall & Ilsley Corp.	1,000,000	43,040.71
HSBC Holdings PLC (ADR)	500,000	40,235.66
Other securities		99,456	1.64
		724,791	11.93

Energy - 11.01%
Schlumberger Ltd.	1,529,900	148,630	2.45
Suncor Energy Inc.	1,955,846	123,346	2.03
Petro-Canada	2,200,000	88,276	1.45
Chevron Corp.	1,234,328	70,073	1.15
Marathon Oil Corp.	1,000,000	60,970	1.00
Rosetta Resources Inc. (1) (2) (3) (4)	2,970,000	48,114.79
BJ Services Co.	1,122,000	41,144.68
Other securities		88,399	1.46
		668,952	11.01

Health care - 9.99%
Medtronic, Inc.	2,000,000	115,140	1.89
Guidant Corp.	1,068,100	69,159	1.14
Cardinal Health, Inc.	1,000,000	68,750	1.13
Eli Lilly and Co.	1,200,000	67,908	1.12
Bristol-Myers Squibb Co.	2,000,000	45,960.76
Roche Holding AG	300,000	45,001.74
AstraZeneca PLC (ADR)	700,000	34,020
AstraZeneca PLC (Sweden)	106,000	5,180.64
Other securities		156,085	2.57
		607,203	9.99

Information technology - 8.60%
Microsoft Corp.	4,500,000	117,675	1.94
Hewlett-Packard Co.	1,800,000	51,534.85
Advanced Micro Devices, Inc. (2)	1,500,000	45,900.76
Applied Materials, Inc.	2,500,000	44,850.74
Automatic Data Processing, Inc.	850,000	39,006.64
Other securities		223,213	3.67
		522,178	8.60

Consumer discretionary - 8.30%
Lowe's Companies, Inc.	1,500,000	99,990	1.64
Target Corp.	1,150,000	63,216	1.04
Limited Brands, Inc.	2,205,327	49,289.81
Kohl's Corp. (2)	911,400	44,294.73
Toyota Motor Corp.	800,000	41,495.69
Carnival Corp., units	760,000	40,637.67
E.W. Scripps Co., Class A	800,000	38,416.63
Other securities		127,019	2.09
		504,356	8.30

Consumer staples - 7.30%
Altria Group, Inc.	1,900,000	141,968	2.34
Walgreen Co.	1,708,900	75,636	1.25
Unilever NV (New York registered)	950,000	65,218	1.07
Other securities		160,549	2.64
		443,371	7.30

Materials - 5.56%
BHP Billiton Ltd.	4,775,000	79,692	1.31
Rio Tinto PLC	1,112,230	50,750.84
Sealed Air Corp. (2)	800,000	44,936.74
Other securities		162,353	2.67
		337,731	5.56

Industrials - 4.98%
General Electric Co.	1,700,000	59,585.98
Boeing Co.	800,000	56,192.92
Lockheed Martin Corp.	700,000	44,541.73
Mitsubishi Corp.	2,000,000	44,241.73
Raytheon Co.	1,040,000	41,756.69
Other securities		56,442.93
		302,757	4.98

Telecommunication services - 2.82%
BellSouth Corp.	2,190,000	59,349.98
Other securities		111,946	1.84
		171,295	2.82

Utilities - 0.23%
Other securities		13,725.23

Miscellaneous - 1.54%
Other common stocks in initial period of acquisition		93,297	1.54

Total common stocks (cost: $3,588,558,000)		4,389,656	72.26

	Shares	Market	Percent
		value	of net
Preferred stocks - 0.13%		(000)	assets

Financials - 0.13%
Fannie Mae, Series O, 7.00% preferred (3)	20,000	$1,095.02
Other securities		6,513.11
Total preferred stocks (cost: $7,321,000)		7,608.13

Rights & warrants - 0.00%
Total rights & warrants (cost: $117,000)		180.00

	Principal
	amount
Bonds & notes - 22.57%	(000)

Mortgage-backed obligations (5) - 4.37%
Fannie Mae 4.00%-7.00% 2009-2041	$51,447	51,127.84
Freddie Mac 4.79%-7.5% 2016-2036 (6)	33,609	33,595.55
Other securities		180,798	2.98
		265,520	4.37

U.S. government & government agency bonds & notes - 4.09%
U.S. Treasury 3.875% 2010	164,000	160,618	2.64
U.S. Treasury 0.875%-9.25% 2006-2017 (7)	78,757	84,836	1.40
Other securities		2,960.05
		248,414	4.09

Consumer discretionary - 3.57%
Other securities		216,576	3.57

Financials - 2.22%
Genworth Financial, Inc. 4.75% 2009	2,065	2,048.03
Other securities		132,868	2.19
		134,916	2.22

Asset-backed obligations - 1.66%
Other securities		100,807	1.66

Industrials - 1.40%
General Electric Capital Corp., Series A, 5.00% 2007	2,000	2,004.03
Other securities		83,235	1.37
		85,239	1.40

Telecommunication services - 1.22%
BellSouth Corp. 4.20% 2009	3,000	2,917.05
Other securities		71,090	1.17
		74,007	1.22

Materials - 1.15%
Other securities		70,052	1.15

Health care - 0.52%
Cardinal Health, Inc. 5.85% 2017	3,000	3,058.05
Other securities		28,821.47
		31,879.52

Other - 2.37%
Other securities		144,036	2.37

Total bonds & notes (cost: $1,376,652,000)		1,371,446	22.57

Short-term securities - 5.02%

Variable Funding Capital Corp. 4.05%-4.32% due 1/3-2/15/2006 (3)	58,400	58,290.96
Park Avenue Receivables LLC 4.25% due 1/9/2006 (3)	18,100	18,081.30
BellSouth Corp. 4.06% due 1/9/2006 (3)	15,000	14,985.25
Ranger Funding Co. LLC 4.19% due 1/4/2006 (3)	12,700	12,694.21
General Electric Capital Corp. 4.20% due 1/3/2006	5,700	5,697
Edison Asset Securitization LLC 4.18% due 1/17/2006 (3)	1,800	1,797.12
Other securities		193,732	3.18
Total short-term securities (cost: $305,274,000)		305,276	5.02
Total investment securities (cost: $5,277,922,000)		6,074,166	99.98
Other assets less liabilities		1,012.02

Net assets		$6,075,178	100.00%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors.  Further details on these holdings and related transactions during the year ended December 31, 2005, appear below.

	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/05 (000)
Company

Rosetta Resources Inc. (2) (3) (4)	-	2,970,000	-	2,970,000	-	$48,114
Aventine Renewable Energy, Inc. (2) (3) (4)	-	2,000,000	-	2,000,000	-	26,000
					-	$74,114

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $525,710,000, which represented 8.65% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of trustees.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Coupon rate may change periodically.
(7) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

Bond Fund
Summary investment portfolio December 31, 2005

LARGEST HOLDINGS BY ISSUER

Percent of net assets
U.S. Treasury	8.1%
Fannie Mae	2.6
General Motors	1.6
Sprint Nextel	1.5
Freddie Mac	1.4
Federal Home Loan Bank	1.2
Ford Motor	1.2
American International Group	0.9
United Kingdom	0.8
HSBC Holdings	0.7

	Principal	Market value	Percent
Bonds & notes - 80.70%	amount (000)	(000)	of net assets

Consumer discretionary - 13.78%
General Motors Acceptance Corp.:
7.25% 2011	$10,325	$9,500
5.85%-7.75% 2009-2014 (1)	18,460	16,734
General Motors Corp.:
7.25% 2013	€ 1,000	792
7.125%-8.375% 2011-2033	$8,790	5,918
Residential Capital Corp. 5.67%-6.375% 2008-2010 (1)	6,200	6,266	1.57%
Ford Motor Credit Co.:
7.375% 2009	14,625	12,981
7.875% 2010	9,750	8,782
5.72%-7.375% 2010-2011 (1)	5,170	4,515
Hertz Corp. 8.875%-10.50% 2014-2016 (2)	2,400	2,461	1.15
Other securities		275,927	11.06
		343,876	13.78

Financials - 11.08%
J.P. Morgan Chase & Co. 4.75%-6.75% 2011-2015	8,250	8,299
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.719% 2027 (1)	5,000	4,737.52
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	12,005	11,982.48
HBOS PLC, Series B, 5.92% (undated) (1) (2)	9,200	9,302.37
Lazard Group LLC 7.125% 2015	6,840	7,195.29
Citigroup Inc. 4.125%-4.25% 2009-2010	6,000	5,854.23
Bank of America Corp. 4.375% 2010	3,000	2,930.12
Other securities		226,141	9.07
		276,440	11.08

U.S. government & government agency bonds & notes - 10.33%
U.S. Treasury:
2.50% 2006	41,305	41,005
3.625% 2009	74,500	72,696
3.875% 2009	7,500	7,383
6.00% 2009	12,035	12,687
6.875% 2025	24,600	31,699
5.25% 2028	11,650	12,708
2.00%-10.375% 2006-2014 (1) (3)	24,750	25,214	8.14
Federal Home Loan Bank:
2.875% 2006	15,500	15,398
2.375%-5.823% 2006-2009	15,585	15,661	1.24
Freddie Mac:
5.25% 2006	4,750	4,751
4.125% 2010	7,500	7,312.48
Fannie Mae 1.75% 2008	¥ 640,000	5,601.23
Other securities		5,498.24
		257,613	10.33

Mortgage-backed obligations (4) - 8.32%
Fannie Mae:
Series 2000-T5B, 7.30% 2010	$6,500	7,118
Series 2001-T6B, 6.088% 2011	6,750	7,126
6.00% 2034	7,033	7,105
5.00%-12.044% 2011-2042 (1)	30,191	30,420	2.08
Freddie Mac 4.00%-6.00% 2015-2036	24,103	23,555.94
Other securities		132,319	5.30
		207,643	8.32

Telecommunication services - 6.38%
Nextel Communications, Inc.:
6.875% 2013	6,410	6,693
7.375% 2015	26,790	28,294
Sprint Capital Corp. 4.78%-6.875% 2006-2028 (5)	2,750	2,869	1.52
France Télécom 7.75% 2011 (1)	10,250	11,461.46
AT&T Corp. 9.05% 2011 (1)	6,580	7,292.29
Other securities		102,450	4.11
		159,059	6.38

Industrials - 5.64%
Other securities		140,597	5.64

Non-U.S. government bonds & notes - 5.56%
Spanish Government 4.25% 2007	€ 9,930	12,021.48
French Government O.A.T. Eurobond 4.75% 2035	6,210	8,850.35
Polish Government 5.75% 2010	PLZ 27,635	8,766.35
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,750	8,741.35
German Government 4.50% 2006	€ 6,400	7,655.31
Korean Government 4.00% 2010	KRW7,540,000	7,138.29
Other securities		85,481	3.43
		138,652	5.56

Materials - 4.36%
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$9,025	8,461.34
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,500	8,181.33
Other securities		92,080	3.69
		108,722	4.36

Utilities - 3.43%
Other securities		85,560	3.43

Energy - 3.11%
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (2) (4)	7,500	7,457.30
Other securities		70,073	2.81
		77,530	3.11

Information technology - 2.46%
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	10,025	10,318.42
Other securities		50,935	2.04
		61,253	2.46

Asset-backed obligations (4) - 2.31%
Other securities		57,700	2.31

Consumer staples - 1.75%
Other securities		43,701	1.75

Health care - 1.64%
Other securities		40,816	1.64

Municipals - 0.55%
Other securities		13,840.55

Total bonds & notes (cost: $2,020,388,000)		2,013,002	80.70

Convertible securities - 0.36%	Shares

Consumer discretionary - 0.19%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	375.02
Other securities		4,301.17
		4,676.19

Other - 0.17%
Other securities		4,404.17

Total convertible securities (cost: $7,165,000)		9,080.36

Preferred stocks - 3.02%

Financials - 3.02%
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (1) (2)	10,090,000	9,795.39
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	8,030,000	9,407.38
Principal Financial Group, Inc. Series A, 5.563% preferred	88,300	9,034.36
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	6,430,000	7,115.29
Fannie Mae, Series O, 7.00% preferred (2)	125,000	6,844.27
Other securities		33,086	1.33
		75,281	3.02

Other - 0.00%
Other securities		2.00

Total preferred stocks (cost: $73,291,000)		75,283	3.02

Common stocks - 0.13%

Telecommunication services - 0.03%
Sprint Nextel Corp.	33,726	788.03
Other securities		1.00
		789.03

Other - 0.10%
Other securities		2,406.10

Total common stocks (cost: $3,134,000)		3,195.13

Rights & warrants - 0.04%

Total rights & warrants (cost: $54,000)		1,084.04

	Principal amount (000)
Short-term securities - 14.43%

Pfizer Investment Capital PLC 4.19%-4.30% due 1/25-2/16/2006 (2) (6)	$49,400	49,198	1.97
CAFCO, LLC 4.34% due 2/21/2006 (2) (6)	18,500	18,384
Ciesco LLC 4.37% due 3/1/2006 (2) (6)	17,000	16,881	1.41
Cloverleaf International Holdings SA 4.27%-4.30% due 1/17-2/13/2006 (2) (6)	34,200	34,108	1.37
Variable Funding Capital Corp. 4.29%-4.31% due 2/9/2006 (2)	30,500	30,356	1.22
Atlantic Industries 4.20%-4.22% due 1/9/2006 (2)	29,000	28,969	1.16
Ranger Funding Co. LLC 4.30%-4.32% due 1/17-1/30/2006 (2)	25,000	24,934	1.00
Freddie Mac 4.08%-4.12% due 1/24/2006	20,800	20,742.83
Park Avenue Receivables Co., LLC 4.30% due 1/13/2006 (2)	18,000	17,972.72
Procter & Gamble Co. 4.18%-4.21% due 1/4-1/5/2006 (2)	17,565	17,556.70
Kimberly-Clark Worldwide Inc. 4.20% due 1/13/2006 (2)	15,900	15,876.64
Estée Lauder Companies Inc. 4.25% due 1/30/2006 (2)	15,000	14,947.60
Clipper Receivables Co., LLC 4.23%-4.32% due 1/18-1/27/2006 (2)	14,600	14,564.58
FCAR Owner Trust I 4.23% due 1/10/2006	13,700	13,684.55
BellSouth Corp. 4.24%-4.26% due 1/24-2/7/2006 (2)	13,200	13,159.53
Anheuser-Busch Companies, Inc. 4.29% due 2/23/2006 (2) (6)	13,200	13,115.53
General Electric Capital Corp. 4.20% due 1/3/2006	11,000	10,995.44
Other securities		4,394.18

Total short-term securities (cost: $359,828,000)		359,834	14.43

Total investment securities (cost: $2,463,860,000)		2,461,478	98.68
Other assets less liabilities		32,991	1.32

Net assets		$2,494,469	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $678,798,000, which represented 27.21% of the net assets of the fund.

(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
(5) Step bond; coupon rate will increase at a later date.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio, December 31, 2005

LARGEST HOLDINGS BY ISSUER
Percent of net assets
General Motors	2.5%
Edison International	1.9
American Tower	1.5
AES	1.4
Qwest Communications International	1.2
Sprint Nextel	1.1
Sanmina-SCI	1.1
Allied Waste Industries	1.1
Dobson Communications	1.0
Smurfit Group	0.9

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 77.60%	(000)	(000)	assets

Consumer discretionary - 23.20%
General Motors Acceptance Corp.:
6.875% 2011	$7,565	$6,907
5.85%-7.75% 2006-2014 (1)	10,040	9,267
General Motors Corp.:
7.25% 2013	€ 400	317
7.125%- 8.375% 2011-2033	$6,910	4,751	2.27%
Young Broadcasting Inc. 10.00% 2011	6,392	6,016.64
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,404.58
Cinemark USA, Inc. 9.00% 2013	4,545	4,829.52
Emmis Operating Co. 6.875% 2012	4,250	4,245.45
Radio One, Inc., Series B, 8.875% 2011	4,000	4,240.45
Carmike Cinemas, Inc. 7.50% 2014	4,275	4,024.43
Telenet Communications NV 9.00% 2013	€ 2,850	3,750.40
Other securities		163,487	17.46
		217,237	23.20

Materials - 10.15%
JSG Holdings PLC 11.50% 2015 (2)	5,186	5,528.59
Plastipak Holdings, Inc. 8.50% 2015 (3)	$4,585	4,654.50
Nalco Co. 7.75% 2011	3,740	3,861.41
Abitibi-Consolidated Co. of Canada 8.375% 2015	4,000	3,850.41
Other securities		77,152	8.24
		95,045	10.15

Telecommunication services - 8.63%
Qwest Capital Funding, Inc. 7.00%-7.90% 2006-2031	7,890	8,039
U S WEST Capital Funding, Inc. 6.375%-6.875% 2008-2028	2,055	1,944
Qwest Communications International Inc. 7.50% 2014 (3)	1,500	1,549	1.23
American Tower Corp.:
7.125% 2012	8,115	8,399
7.25%-7.50% 2011-2012	2,600	2,726	1.19
Nextel Communications, Inc.:
6.875% 2013	505	527
7.375% 2015	6,750	7,129.82
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,375
American Cellular Corp., Series B, 10.00% 2011	2,425	2,643
Dobson Communications Corp. 8.875% 2013	712	714.82
Triton PCS, Inc. 8.50% 2013	5,625	5,259.56
Other securities		37,528	4.01
		80,832	8.63

Industrials - 8.03%
Allied Waste North America, Inc. 5.75%-8.875% 2008-2015	10,200	10,146	1.08
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,125.44
DynCorp International and DIV Capital Corp. 9.50% 2013	3,795	3,966.42
Other securities		56,983	6.09
		75,220	8.03

Utilities - 5.12%
Edison Mission Energy:
10.00% 2008	1,750	1,925
7.73% 2009	6,325	6,562
9.875% 2011	3,600	4,216
Mission Energy Holding Co. 13.50% 2008	2,100	2,446
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,434	1.88
AES Corp.:
8.75% 2013 (3)	7,100	7,766
9.50%-9.375% 2009-2010	2,393	2,606
AES Gener SA 7.50% 2014	750	763
AES Red Oak, LLC, Series A, 8.54% 2019 (4)	458	506	1.24
Dynegy Holdings Inc. 10.125% 2013 (3)	3,525	4,001.43
Other securities		14,701	1.57
		47,926	5.12

Information technology - 4.92%
Sanmina-SCI Corp.:
10.375% 2010	5,750	6,382
6.75% 2013	2,000	1,912.89
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	4,470	4,601.49
SunGard Data Systems Inc. 9.125% 2013 (3)	4,250	4,420.47
Xerox Corp. 7.125% 2010	3,565	3,730.40
Other securities		25,004	2.67
		46,049	4.92

Health care - 4.56%
Select Medical Holdings Corp. 9.933% 2015 (1) (3)	7,000	7,070.76
Quintiles Transnational Corp. 10.00% 2013	5,625	6,300.67
Warner Chilcott Corp. 8.75% 2015 (3)	6,130	5,670.61
Concentra Operating Corp. 9.50% 2010	4,125	4,290.46
Other securities		19,320	2.06
		42,650	4.56

Consumer staples - 4.03%
Other securities		37,747	4.03

Energy - 3.70%
Other securities		34,690	3.70

Financials - 3.37%
E*TRADE Financial Corp. 7.875% 2015	4,085	4,238.45
Providian Financial Corp., Series A, 9.525% 2027 (3)	3,500	3,794.41
Other securities		23,492	2.51
		31,524	3.37

Other - 1.89%
Other securities		17,668	1.89

Total bonds & notes (cost: $730,231,000)		726,588	77.60

Convertible securities - 2.99%	Shares or principal amount

Consumer discretionary - 1.46%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€ 5,230,000	6,278.67
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$4,385,000	2,613.28
Other securities		4,777.51
		13,668	1.46

Information technology - 0.58%
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$2,000,000	1,925.21
Other securities		3,478.37
		5,403.58

Industrials - 0.40%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (3)	40,000	3,790.40

Telecommunication services - 0.29%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,740.29

Utilities - 0.20%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,914.20

Miscellaneous - 0.06%
Other convertible securities in initial period of acquisition		519.06

Total convertible securities (cost: $23,000,000)		28,034	2.99

Preferred stocks - 2.88%	Shares

Financials - 2.88%
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (1) (3)	6,114,000	6,761.72
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (3)	5,500,000	6,086.65
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (3)	160,000	4,360.47
Other securities		9,706	1.04
		26,913	2.88
Other
Other securities		5.00

Total preferred stocks (cost: $23,329,000)		26,918	2.88

Common stocks - 1.58%

Telecommunication services - 0.51%
Sprint Nextel Corp.	127,382	2,976.32
Dobson Communications Corp., Class A (5)	237,211	1,779.19
Other securities		1.00
		4,756.51

Other - 1.07%		10,015	1.07

Miscellaneous - 0.00%
Other common stocks in initial period of acquisition		42.00

Total common stocks (cost: $13,159,000)		14,813	1.58

Rights & warrants - 0.01%

Telecommunication services - 0.01%
American Tower Corp., warrants, expire 2008 (3) (5)	250	91.01

Total rights & warrants (cost: $461,000)		91.01

Short-term securities - 12.90%	Principal amount (000)

Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006 (3)	$14,300	14,249	1.52
Variable Funding Capital Corp. 4.24%-4.25% due 1/9-1/12/2006 (3)	12,900	12,884	1.38
CAFCO, LLC 4.17% due 1/6/2006 (3)	11,400	11,392	1.22
Cloverleaf International Holdings SA 4.25% due 1/9/2006 (3)	10,400	10,389	1.11
General Electric Capital Corp. 4.20% due 1/3/2006	9,400	9,396	1.00
Federal Home Loan Bank 4.09% due 1/17/2006	8,622	8,605.92
Ranger Funding Co. LLC 4.23% due 1/5/2006 (3)	8,600	8,595.92
Clipper Receivables Co., LLC 4.28% due 1/17/2006 (3)	8,500	8,483.90
Hershey Co. 4.22% due 1/26/2006 (3)	7,600	7,577.81
BellSouth Corp. 4.23% due 1/11/2006 (3)	7,200	7,191.77
Pfizer Investment Capital PLC 4.33% due 2/22/2006 (3) (6)	7,000	6,958.74
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006 (3)	6,300	6,287.67
Illinois Tool Works Inc. 4.24% due1/6/2006	5,400	5,396.58
Other securities		3,379.36

Total short-term securities (cost: $120,779,000)		120,781	12.90

Total investment securities (cost: $910,959,000)		917,225	97.96
Other assets less liabilities		19,069	2.04

Net assets		$936,294	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Coupon rate may change periodically.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $260,900,000, which represented 27.87% of the net assets of the fund.

(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(5) Security did not produce income during the last 12 months.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

U.S. Government / AAA-Rated Securities Fund
Summary investment portfolio, December 31, 2005

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 95.47%	(000)	(000)	assets

Mortgage-backed obligations (1) - 42.17%
Fannie Mae:
Series 2003-T1, Class B, 4.491% 2012	$3,500	$3,427
5.00% 2017	6,090	6,043
5.50% 2017	3,557	3,583
6.85% 2026	9,488	9,832
4.181% 2033 (2)	3,339	3,303
6.00% 2034	18,420	18,596
5.00% 2035	6,671	6,463
5.50% 2035	16,127	15,993
5.50% 2035	4,410	4,368
6.00% 2035	4,625	4,669
6.00% 2035	5,600	5,650
4.487%-12.044% 2008-2042 (2)	34,887	35,664	18.60%
Freddie Mac:
4.608% 2035 (2)	3,493	3,442
4.648% 2035 (2)	9,470	9,337
5.00% 2035	4,494	4,351
5.00% 2035	3,992	3,865
5.00% 2035	3,973	3,846
6.00% 2036	10,478	10,579
1.876%-11.00% 2008-2035 (2)	9,663	9,522	7.11
Government National Mortgage Assn.:
5.00% 2035	7,870	7,766
5.50% 2035	10,764	10,805
3.624%-9.5% due 2009-2035 (2)	11,166	11,153	4.70
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,639	5,808.92
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,118	3,226.51
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,216.51
Other securities		62,042	9.82
		266,549	42.17

U.S. Treasury Bonds & Notes - 29.62%
U.S. Treasury:
3.625% 2009	24,000	23,419
5.50% 2009	9,250	9,570
4.00% 2010	18,000	17,745
5.75% 2010	29,300	31,012
4.25% 2013	10,000	9,912
2.00% 2014 (3) (4)	4,042	4,022
4.25% 2014	18,000	17,806
9.25% 2016	3,750	5,198
8.875% 2017	3,690	5,131
8.125% 2019	3,500	4,750
8.875% 2019	13,095	18,630
Principal Strip 0% 2019	8,635	4,733
6.875% 2025	12,075	15,560
5.25% 2029 (4)	10,700	11,678
3.625%-7.875% 2008-2031 (3) (4)	6,713	8,025	29.62
		187,191	29.62

Federal Agency Bonds & Notes - 11.51%
Freddie Mac:
3.35% 2007	2,000	1,948
6.625% 2009	11,325	12,045
4.125% 2010	10,000	9,749
5.00% 2014	8,000	8,122	5.04
Small Business Administration 4.75%-6.44% 2021-2023 (1)	14,142	14,280	2.26
Fannie Mae:
6.00% 2008	7,000	7,204
6.625% 2009	750	798	1.27
Federal Home Loan Bank:
3.75% 2007	5,410	5,323
3.70%-3.75% 2007-2008	1,500	1,470	1.08
Republic of Egypt; United States Agency for International Development, 4.45% 2015	3,250	3,191.50
Other securities		8,579	1.36
		72,709	11.51

Asset-backed obligations (1) - 11.11%
PG Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	5,034.80
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010 (5)	4,820	4,759.75
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	4,020.63
Other securities		56,420	8.93
		70,233	11.11

Industrials - 0.74%
General Electric Capital Corp., Series A, 6.75% 2032	550	648.10
Other securities		4,031.64
		4,679.74

Other - 0.32%
Other securities		2,045.32

Total bonds & notes (cost: $601,526,000)		603,405	95.46

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 6.36%	(000)	(000)	assets

Hershey Co. 4.26% due 1/10/2006 (5)	$10,500	$10,488	1.66%
General Electric Capital Corp. 4.20% due 1/3/2006	8,900	8,896	1.41
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006 (5)	7,700	7,684	1.21
Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006 (5)	7,000	6,975	1.10
CAFCO, LLC 4.17% due 1/6/2006 (5)	6,200	6,196.98
Total short-term securities (cost: $40,239,000)		40,239	6.36

Total investment securities (cost: $641,765,000)		643,644	101.83
Other assets less liabilities		(11,585)	(1.83)

Net assets		$632,059	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $70,307,000, which represented 11.12% of the net assets of the fund.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio December 31, 2005

	Principal amount	Market	Percent
Short-term securities - 99.17%	(000)	value (000)	of net assets

Corporate short-term notes - 78.75%
KfW International Finance Inc. 4.23% due 1/27/2006 (1)	$8,500	$8,473	3.48%
Nestlé Capital Corp. 4.09% due 1/9/2006 (1)	8,100	8,092	3.32
J.P. Morgan Chase & Co. 4.15% due 1/10/2006	8,000	7,991	3.28
Concentrate Manufacturing Co. of Ireland 4.24% due 1/27/2006 (1)	8,000	7,975	3.27
Bank of America Corp. 4.295% due 2/6/2006	8,000	7,965	3.27
BMW U.S. Capital Corp. 4.23% due 1/30/2006 (1)	7,700	7,673	3.15
CAFCO, LLC 4.32% due 2/14/2006 (1)	7,050	7,012	2.88
HSBC Finance Corp. 4.14% due 1/6/2006	7,000	6,995	2.87
Pfizer Investment Capital PLC 4.135% due 1/13/2006 (1)	7,000	6,990	2.87
BellSouth Corp. 4.18% due 1/18/2006 (1)	7,000	6,985	2.87
Amsterdam Funding Corp. 4.26% due 1/20/2006 (1)	7,000	6,983	2.87
NetJets Inc. 4.20% due 1/26/2006 (1)	6,700	6,680	2.74
Gannett Co. 4.09% due 1/12/2006 (1)	6,400	6,391	2.62
Old Line Funding, LLC 4.25% due 1/5/2006 (1)	6,300	6,296	2.58
Barton Capital Corp. 4.24% due 1/17/2006 (1)	6,300	6,287	2.58
Hershey Co. 4.21% due 1/25/2006 (1)	6,300	6,282	2.58
ChevronTexaco Funding Corp. 4.28% due 2/16/2006	6,300	6,266	2.57
Caterpillar Financial Services Corp. 4.22% due 1/3/2006	6,000	5,998	2.46
Medtronic Inc. 4.26% due 1/19/2006 (1)	6,000	5,987	2.46
Barclays U.S. Funding Corp. 4.335% due 2/21/2006	6,000	5,963	2.45
FCAR Owner Trust I 4.28% due 1/17/2006	5,800	5,788	2.38
DaimlerChrysler Revolving Auto Conduit LLC II 4.33% due 1/26/2006	5,800	5,782	2.37
ANZ (Delaware) Inc. 4.16% due 1/19/2006	5,400	5,389	2.21
Clipper Receivables Co., LLC 4.17% due 1/12/2006 (1)	5,000	4,993	2.05
Electricité de France 4.25% due 1/23/2006	5,000	4,986	2.05
Triple-A One Funding Corp. 4.28% due 1/10/2006 (1)	4,985	4,979	2.04
Anheuser-Busch Companies, Inc. 4.17% due 1/30/2006 (1)	4,800	4,783	1.96
Variable Funding Capital Corp. 4.12% due 1/4/2006 (1)	4,400	4,398	1.81
Toyota Credit de Puerto Rico Corp. 4.33% due 2/13/2006	4,000	3,979	1.63
CBA (Delaware) Finance Inc. 4.28% due 1/9/2006	3,500	3,496	1.44
Danske Corp. 4.16% due 1/19/2006 (1)	3,000	2,994	1.23
Procter & Gamble Co. 4.18% due 1/3/2006 (1)	1,000	1,000.41
		191,851	78.75

Federal agency discount notes - 17.55%
Freddie Mac 4.01%-4.07% due 1/11-1/24/2006	11,600	11,569	4.75
Federal Home Loan Bank 4.05% due 1/11/2006	9,200	9,189	3.77
Federal Farm Credit Banks 4.03%-4.21% due 1/26-2/15/2006	9,200	9,167	3.76
Tennessee Valley Authority 4.125% due 1/26/2006	6,700	6,680	2.74
Fannie Mae 4.23% due 3/1/2006	6,200	6,156	2.53
		42,761	17.55

Certificates of deposit - 2.87%
Wells Fargo Bank, N.A. 4.40% due 3/6/2006	7,000	6,999	2.87

Total investment securities (cost: $241,608,000)		241,611	99.17
Other assets less liabilities		2,008.83

Net assets		$243,619	100.00%

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $121,253,000, which represented 49.77% of the net assets of the fund.

See Notes to Financial Statements.

Financial statements

Statements of assets and liabilities at December 31, 2005
								(dollars and shares in thousands, except per-share amounts)
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities at market	$ 10,122	$2,818,498	$ 2,204,864	$22,687,486	$ 6,490,314	$ 761,573	$3,182,301	$21,980,032	$6,074,166	$2,461,478	$ 917,225	$ 643,644	$ 241,611
Cash denominated in non-U.S. currencies	23	1,882	5,191	4,269	6,171	1,154	-	4,216	-	-	-	-	-
Cash	119	117	132	4,531	268	223	219	3,999	2,968	4,433	6,030	152	153
Receivables for:
Sales of investments	332	-	3,984	2,847	18,504	154	5,538	13,059	114	57	436	290	-
Sales of fund's shares	783	3,474	1,882	18,986	7,015	2,359	2,154	22,210	3,569	6,579	393	1,008	1,980
Open forward currency contracts	-	-	-	-	-	-	-	-	57	120	37	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-	-	38	-	-	-
Dividends and interest	184	4,493	5,658	19,358	9,567	3,216	3,468	29,511	23,460	32,485	16,385	5,905	2
	111,563	2,828,464	2,221,711	22,737,477	6,531,839	768,679	3,193,680	22,053,027	6,104,334	2,505,190	940,506	650,999	243,746
Liabilities:
Payables for:
Purchases of investments	17	-	7,609	153,539	10,255	1,338	26,246	132,834	24,987	6,791	2,998	18,140	-
Repurchases of fund's shares	9	2,547	2,417	20,086	11,437	226	1,700	7,051	1,327	2,056	407	450	6
Open forward currency contracts	-	-	-	-	-	-	-	-	31	353	27	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-	-	177	-	-	-
Investment advisory services	48	1,210	1,212	5,639	2,459	469	1,039	4,577	1,524	793	345	220	60
Distribution services	18	547	411	3,956	1,001	140	644	3,800	1,093	482	129	77	35
Deferred trustees' compensation	1	33	17	552	250	5	16	642	147	28	63	52	26
Other fees and expenses	2	649	1,693	2,842	1,696	1,150	5	74	47	41	243	1	-*
	95	4,986	13,359	186,614	27,098	3,328	29,650	148,978	29,156	10,721	4,212	18,940	127
Net assets at December 31, 2005 (total: $70,413,951)	$ 111,468	$2,823,478	$ 2,208,352	$22,550,863	$ 6,504,741	$ 765,351	$3,164,030	$21,904,049	$6,075,178	$2,494,469	$ 936,294	$ 632,059	$ 243,619

Investment securities at cost	$ 94,677	$2,242,870	$ 1,702,357	$17,227,182	$ 4,836,624	$ 579,670	$2,835,123	$18,715,646	$5,277,922	$2,463,860	$ 910,959	$ 641,765	$ 241,608
Cash denominated in non-U.S. currencies at cost	$ 23	$ 1,875	$ 5,247	$ 4,339	$ 6,162	$ 1,157	$ -	$ 4,018	$ -	$ -	$ -	$ -	$ -

Net assets consist of:
Capital paid in on shares of beneficial interest	$ 95,535	$2,287,656	$ 1,579,387	$16,919,841	$ 4,776,113	$ 570,594	$2,594,721	$18,023,649	$5,174,811	$2,388,633	$1,006,670	$ 612,338	$ 236,941
Undistributed (distributions in excess of) net investment income	(92)	28,842	(11,977)	27,278	12,424	6,321	40,657	62,875	22,702	113,002	59,984	24,675	6,679
Undistributed (accumulated) net realized gain (loss)	581	(68,056)	139,956	146,289	64,087	7,634	181,474	552,905	81,397	(4,504)	(136,617)	(6,833)	(4)
Net unrealized appreciation (depreciation)	15,444	575,036	500,986	5,457,455	1,652,117	180,802	347,178	3,264,620	796,268	(2,662)	6,257	1,879	3
Net assets at December 31, 2005	$ 111,468	$2,823,478	$ 2,208,352	$22,550,863	$ 6,504,741	$ 765,351	$3,164,030	$21,904,049	$6,075,178	$2,494,469	$ 936,294	$ 632,059	$ 243,619

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $11,513,582)	$ 22,683	$ 206,222	$ 231,369	$ 3,708,940	$ 1,598,891	$ 88,356	$ 134,747	$ 3,824,673	$ 879,472	$ 182,595	$ 309,083	$ 251,841	$ 74,710
Shares outstanding	1,950	10,505	10,867	62,482	84,319	5,302	12,347	99,829	53,103	16,138	24,906	21,153	6,607
Net asset value per share	$ 11.63	$ 19.63	$ 21.29	$ 59.36	$ 18.96	$ 16.67	$ 10.91	$ 38.31	$ 16.56	$ 11.31	$ 12.41	$ 11.91	$ 11.31
Class 2:
Net assets (total: $57,645,823)	$ 88,785	$2,617,256	$ 1,976,983	$18,342,584	$ 4,790,243	$ 676,995	$3,029,283	$17,607,754	$5,119,734	$2,311,874	$ 589,834	$ 341,357	$ 153,141
Shares outstanding	7,659	134,053	93,613	310,987	253,223	40,882	279,595	461,954	310,864	206,085	47,880	28,858	13,595
Net asset value per share	$ 11.59	$ 19.52	$ 21.12	$ 58.98	$ 18.92	$ 16.56	$ 10.83	$ 38.12	$ 16.47	$ 11.22	$ 12.32	$ 11.83	$ 11.26
Class 3:
Net assets (total: $1,254,546)	-	-	-	$ 499,339	$ 115,607	-	-	$ 471,622	$ 75,972	-	$ 37,377	$ 38,861	$ 15,768
Shares outstanding	-	-	-	8,415	6,099	-	-	12,312	4,589	-	3,016	3,269	1,396
Net asset value per share	-	-	-	$ 59.34	$ 18.96	-	-	$ 38.31	$ 16.56	-	$ 12.39	$ 11.89	$ 11.29

* Amount less than one thousand
See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2005												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. withholding tax):
Dividends	$ 986	$ 39,142	$ 19,924	$ 165,031	$ 100,305	$ 10,047	$ 52,775	$ 288,405	$ 69,022	$ 1,254	$ 1,514	$ -	$ -
Interest	571	10,083	5,292	61,690	23,775	7,415	6,512	94,520	85,742	122,820	62,068	27,443	7,864
	1,557	49,225	25,216	226,721	124,080	17,462	59,287	382,925	154,764	124,074	63,582	27,443	7,864
Fees and expenses:
Investment advisory services	489	13,520	12,798	62,832	26,526	4,781	12,104	54,602	18,137	9,293	4,280	2,842	777
Distribution services - Class 2	159	5,310	3,785	36,848	8,845	1,242	6,617	37,894	11,026	4,957	1,265	781	358
Distribution services - Class 3	-	-	-	883	200	-	-	887	138	-	73	73	34
Transfer agent services	*	2	1	16	4	1	2	17	5	2	1	1	-*
Reports to shareholders	2	47	35	387	106	11	58	413	113	46	19	14	5
Registration statement and prospectus	2	68	48	541	146	15	82	587	159	65	28	20	7
Postage, stationery and supplies	1	12	9	98	27	3	15	106	29	12	5	4	2
Trustees' compensation	1	21	15	199	64	5	23	216	56	20	13	10	4
Auditing and legal	3	21	16	154	44	7	22	152	44	17	7	5	2
Custodian	14	673	638	1,138	2,125	396	28	611	166	50	18	6	2
State and local taxes	1	22	16	175	49	5	27	191	52	21	9	6	2
Other	4	22	39	55	37	24	6	48	13	6	3	1	1
Total fees and expenses before waiver	676	19,718	17,400	103,326	38,173	6,490	18,984	95,724	29,938	14,489	5,721	3,763	1,194
Less waiver of fees and expenses:
Investment advisory services	44	1,201	1,142	5,598	2,361	429	1,073	4,833	1,606	823	376	250	69
Total fees and expenses after waiver	632	18,517	16,258	97,728	35,812	6,061	17,911	90,891	28,332	13,666	5,345	3,513	1,125
Net investment income	925	30,708	8,958	128,993	88,268	11,401	41,376	292,034	126,432	110,408	58,237	23,930	6,739

Net realized gain (loss) and change in unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,694	84,379	206,981	638,731	342,852	25,632	188,414	563,372	132,149	204	10,539	2,137	(1)
Non-U.S. currency transactions	(11)	(1,197)	(897)	(1,227)	(5,826)	(120)	-	(744)	971	1,974	982	-	-
	2,683	83,182	206,084	637,504	337,026	25,512	188,414	562,628	133,120	2,178	11,521	2,137	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	6,934	222,275	195,219	2,278,598	672,364	78,567	(18,550)	364,015	233,997	(77,507)	(49,300)	(10,709)	1
Non-U.S. currency translations	(1)	(91)	40	(127)	(188)	(5)	-	51	419	(156)	33	-	-
	6,933	222,184	195,259	2,278,471	672,176	78,562	(18,550)	364,066	234,416	(77,663)	(49,267)	(10,709)	1
Net realized gain (loss) and
change in unrealized appreciation (depreciation)
on investments and non-U.S. currency	9,616	305,366	401,343	2,915,975	1,009,202	104,074	169,864	926,694	367,536	(75,485)	(37,746)	(8,572)	-
Net increase in net assets resulting
from operations	$ 10,541	$ 336,074	$ 410,301	$ 3,044,968	$ 1,097,470	$ 115,475	$ 211,240	$ 1,218,728	$ 493,968	$ 34,923	$ 20,491	$ 15,358	$ 6,739

* Amount less than one thousand.
See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004
Operations:
Net investment income (loss)	$ 925	$ 367	$ 30,708	$ 14,870	$ 8,958	$ (383)	$ 128,993	$ 74,228	$ 88,268	$ 47,904	$ 11,401	$ 5,339
Net realized gain (loss) on investments and
non-U.S. currency transactions	2,683	1,691	83,182	65,945	206,084	89,240	637,504	506,670	337,026	163,417	25,512	9,841
Net change in unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	6,933	3,917	222,184	140,092	195,259	128,397	2,278,471	1,117,457	672,176	447,785	78,562	47,476
Net increase in net assets
resulting from operations	10,541	5,975	336,074	220,907	410,301	217,254	3,044,968	1,698,355	1,097,470	659,106	115,475	62,656

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(212)	(169)	(1,641)	(1,100)	(2,301)	-	(31,560)	(13,057)	(24,409)	(20,443)	(975)	(1,080)
Class 2	(650)	(325)	(14,177)	(6,020)	(14,454)	-	(112,734)	(18,656)	(61,960)	(31,065)	(5,908)	(5,498)
Class 3	-	-	-	-	-	-	(3,387)	(1,084)	(1,577)	(1,422)	-	-
Total dividends from net investment income and non-U.S. currency gains	(862)	(494)	(15,818)	(7,120)	(16,755)	-	(147,681)	(32,797)	(87,946)	(52,930)	(6,883)	(6,578)
Distributions from net realized gain
on investments:
Short-term net realized gains:
Class 1	(9)	-	-	-	-	-	-	-	-	-	-	-
Class 2	(36)	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	(444)	(213)	-	-	-	-	-	-	-	-	-	-
Class 2	(1,687)	(534)	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on
investments	(2,176)	(747)	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid
to shareholders	(3,038)	(1,241)	(15,818)	(7,120)	(16,755)	-	(147,681)	(32,797)	(87,946)	(52,930)	(6,883)	(6,578)

Capital share transactions:
Class 1:
Proceeds from shares sold	3,046	2,890	4,184	9,526	16,402	21,865	5,159	9,561	4,402	5,537	21,021	12,444
Proceeds from reinvestment of dividends and distributions	665	382	1,641	1,100	2,301	-	31,560	13,057	24,409	20,443	975	1,080
Cost of shares repurchased	(2,810)	(1,939)	(26,337)	(20,383)	(26,425)	(24,748)	(588,755)	(583,736)	(195,519)	(197,236)	(9,673)	(6,406)
Net increase (decrease) from Class 1 transactions	901	1,333	(20,512)	(9,757)	(7,722)	(2,883)	(552,036)	(561,118)	(166,708)	(171,256)	12,323	7,118
Class 2:
Proceeds from shares sold	32,398	26,637	541,733	550,954	464,270	387,529	4,085,834	3,801,954	1,320,757	1,150,647	221,690	114,408
Proceeds from reinvestment of dividends and distributions	2,373	859	14,177	6,020	14,454	-	112,734	18,656	61,960	31,065	5,908	5,498
Cost of shares repurchased	(2,945)	(3,046)	(30,170)	(32,810)	(47,394)	(38,590)	(220,641)	(75,764)	(63,602)	(170,505)	(19,028)	(18,482)
Net increase from Class 2 transactions	31,826	24,450	525,740	524,164	431,330	348,939	3,977,927	3,744,846	1,319,115	1,011,207	208,570	101,424
Class 3:
Proceeds from shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	-	-	-	-	575,620	-	116,357	-	-
Proceeds from shares sold	-	-	-	-	-	-	16,188	3,544	3,267	2,123	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	3,387	1,084	1,577	1,422	-	-
Cost of shares repurchased	-	-	-	-	-	-	(106,454)	(98,913)	(24,295)	(20,057)	-	-
Net increase (decrease) from Class 3 transactions	-	-	-	-	-	-	(86,879)	481,335	(19,451)	99,845	-	-
Net increase (decrease) in net assets resulting from
capital share transactions	32,727	25,783	505,228	514,407	423,608	346,056	3,339,012	3,665,063	1,132,956	939,796	220,893	108,542

Total increase (decrease) in net assets	40,230	30,517	825,484	728,194	817,154	563,310	6,236,299	5,330,621	2,142,480	1,545,972	329,485	164,620

Net assets:
Beginning of year	71,238	40,721	1,997,994	1,269,800	1,391,198	827,888	16,314,564	10,983,943	4,362,261	2,816,289	435,866	271,246
End of year	$ 111,468	$ 71,238	$ 2,823,478	$ 1,997,994	$ 2,208,352	$1,391,198	$22,550,863	$16,314,564	$ 6,504,741	$4,362,261	$ 765,351	$ 435,866
Undistributed (distributions in excess of)
net investment income	$ (92)	$ (144)	$ 28,842	$ 15,202	$ (11,977)	$ (3,232)	$ 27,278	$ 47,193	$ 12,424	$(10,942)	$ 6,321	$ 1,706

Shares of beneficial interest:
Class 1:
Shares sold	283	282	233	598	884	1,431	94	199	261	387	1,409	982
Shares issued on reinvestment of dividends and distributions	58	36	95	71	129	-	549	263	1,338	1,350	68	92
Shares repurchased	(259)	(193)	(1,486)	(1,301)	(1,431)	(1,691)	(11,005)	(12,383)	(11,794)	(13,974)	(655)	(528)
Net increase (decrease) in shares outstanding	82	125	(1,158)	(632)	(418)	(260)	(10,362)	(11,921)	(10,195)	(12,237)	822	546
Class 2:
Shares sold	2,979	2,612	30,710	34,955	25,005	25,786	77,199	80,969	79,263	81,030	14,879	9,138
Shares issued on reinvestment of dividends and distributions	207	82	824	388	816	-	1,976	377	3,390	2,045	412	472
Shares repurchased	(276)	(303)	(1,695)	(2,075)	(2,568)	(2,611)	(4,104)	(1,607)	(3,679)	(12,228)	(1,288)	(1,503)
Net increase in shares outstanding	2,910	2,391	29,839	33,268	23,253	23,175	75,071	79,739	78,974	70,847	14,003	8,107
Class 3:
Shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	-	-	-	-	12,057	-	8,456	-	-
Shares sold	-	-	-	-	-	-	320	76	196	149	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	60	22	87	94	-	-
Shares repurchased	-	-	-	-	-	-	(2,009)	(2,111)	(1,460)	(1,423)	-	-
Net increase (decrease) in shares outstanding	-	-	-	-	-	-	(1,629)	10,044	(1,177)	7,276	-	-

[1] Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

	Blue Chip										U.S.
	Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund		Bond Fund		High-Income Bond Fund		Government/ AAA-Rated Securities Fund		Cash Management Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004 [1]
Operations:
Net investment income (loss)	$ 41,376	$ 27,507	$ 292,034	$ 186,530	$ 126,432	$ 97,683	$ 110,408	$ 80,694	$ 58,237	$ 51,809	$ 23,930	$ 22,503	$ 6,739	$ 1,953
Net realized gain (loss) on investments and
non-U.S. currency transactions	188,414	19,054	562,628	383,835	133,120	17,381	2,178	19,887	11,521	12,348	2,137	3,990	(1)	(3)
Net change in unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	(18,550)	155,177	364,066	997,766	234,416	226,839	(77,663)	(1,492)	(49,267)	8,105	(10,709)	(5,548)	1	2
Net increase in net assets
resulting from operations	211,240	201,738	1,218,728	1,568,131	493,968	341,903	34,923	99,089	20,491	72,262	15,358	20,945	6,739	1,952

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(1,538)	(977)	(58,162)	(43,215)	(20,656)	(18,685)	(7,502)	(7,553)	(20,075)	(23,273)	(10,544)	(14,819)	(737)	(768)
Class 2	(26,306)	(12,827)	(221,139)	(104,432)	(106,102)	(68,412)	(73,453)	(53,373)	(29,252)	(21,421)	(11,720)	(11,905)	(1,087)	(570)
Class 3	-	-	(6,306)	(4,782)	(1,653)	(1,577)	-	-	(2,392)	(2,917)	(1,507)	(2,274)	(129)	(190)
Total dividends from net investment income and non-U.S. currency gains	(27,844)	(13,804)	(285,607)	(152,429)	(128,411)	(88,674)	(80,955)	(60,926)	(51,719)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)
Distributions from net realized gain
on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	(15,967)	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	(62,034)	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	(2,000)	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on
investments	-	-	(80,001)	-	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid
to shareholders	(27,844)	(13,804)	(365,608)	(152,429)	(128,411)	(88,674)	(80,955)	(60,926)	(51,719)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)

Capital share transactions:
Class 1:
Proceeds from shares sold	12,123	24,460	2,448	3,137	6,110	10,429	10,970	9,044	12,164	12,842	5,194	2,490	49,253	57,505
Proceeds from reinvestment of dividends and distributions	1,538	977	74,129	43,215	20,656	18,685	7,502	7,553	20,075	23,273	10,544	14,819	737	768
Cost of shares repurchased	(16,350)	(13,392)	(614,621)	(614,736)	(104,648)	(95,275)	(26,416)	(38,673)	(74,615)	(93,887)	(46,452)	(100,403)	(54,892)	(83,096)
Net increase (decrease) from Class 1 transactions	(2,689)	12,045	(538,044)	(568,384)	(77,882)	(66,161)	(7,944)	(22,076)	(42,376)	(57,772)	(30,714)	(83,094)	(4,902)	(24,823)
Class 2:
Proceeds from shares sold	528,383	789,557	3,676,296	4,221,830	970,962	1,242,379	561,561	415,623	157,889	126,788	70,062	47,097	136,997	110,357
Proceeds from reinvestment of dividends and distributions	26,306	12,827	283,173	104,432	106,102	68,412	73,453	53,373	29,252	21,421	11,720	11,905	1,087	570
Cost of shares repurchased	(49,060)	(121,644)	(141,546)	(50,113)	(56,161)	(23,986)	(40,314)	(24,576)	(24,514)	(36,610)	(20,644)	(44,362)	(98,299)	(100,067)
Net increase from Class 2 transactions	505,629	680,740	3,817,923	4,276,149	1,020,903	1,286,805	594,700	444,420	162,627	111,599	61,138	14,640	39,785	10,860
Class 3:
Proceeds from shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	601,476	-	84,937	-	-	-	54,221	-	54,895	-	22,897
Proceeds from shares sold	-	-	12,416	115	2,351	3,524	-	-	4,903	1,955	4,576	1,463	18,484	17,363
Proceeds from reinvestment of dividends and distributions	-	-	8,306	4,782	1,653	1,577	-	-	2,392	2,917	1,507	2,274	129	190
Cost of shares repurchased	-	-	(105,080)	(100,218)	(14,040)	(12,361)	-	-	(14,020)	(13,684)	(9,755)	(14,458)	(23,149)	(20,507)
Net increase (decrease) from Class 3 transactions	-	-	(84,358)	506,155	(10,036)	77,677	-	-	(6,725)	45,409	(3,672)	44,174	(4,536)	19,943
Net increase (decrease) in net assets resulting from
capital share transactions	502,940	692,785	3,195,521	4,213,920	932,985	1,298,321	586,756	422,344	113,526	99,236	26,752	(24,280)	30,347	5,980

Total increase (decrease) in net assets	686,336	880,719	4,048,641	5,629,622	1,298,542	1,551,550	540,724	460,507	82,298	123,887	18,339	(32,333)	35,133	6,404

Net assets:
Beginning of year	2,477,694	1,596,975	17,855,408	12,225,786	4,776,636	3,225,086	1,953,745	1,493,238	853,996	730,109	613,720	646,053	208,486	202,082
End of year	$3,164,030	$2,477,694	$21,904,049	$17,855,408	$ 6,075,178	$4,776,636	$2,494,469	$1,953,745	$ 936,294	$ 853,996	$ 632,059	$ 613,720	$ 243,619	$ 208,486
Undistributed (distributions in excess of)
net investment income	$ 40,657	$ 27,125	$ 62,875	$ 57,192	$ 22,702	$ 22,137	$ 113,002	$ 79,896	$ 59,984	$ 50,335	$ 24,675	$ 23,605	$ 6,679	$ 1,893

Shares of beneficial interest:
Class 1:
Shares sold	1,181	2,543	67	90	385	701	962	796	969	1,027	435	205	4,414	5,197
Shares issued on reinvestment of dividends and distributions	148	102	1,958	1,200	1,258	1,227	670	692	1,660	1,972	891	1,273	66	70
Shares repurchased	(1,577)	(1,407)	(16,647)	(17,801)	(6,585)	(6,401)	(2,323)	(3,415)	(5,955)	(7,511)	(3,873)	(8,242)	(4,905)	(7,510)
Net increase (decrease) in shares outstanding	(248)	1,238	(14,622)	(16,511)	(4,942)	(4,473)	(691)	(1,927)	(3,326)	(4,512)	(2,547)	(6,764)	(425)	(2,243)
Class 2:
Shares sold	51,501	82,712	100,592	122,538	61,664	83,962	49,855	36,788	12,715	10,215	5,882	3,918	12,309	10,009
Shares issued on reinvestment of dividends and distributions	2,549	1,352	7,515	2,911	6,492	4,512	6,611	4,924	2,431	1,824	996	1,028	98	52
Shares repurchased	(4,760)	(12,887)	(3,852)	(1,459)	(3,564)	(1,630)	(3,572)	(2,184)	(1,965)	(2,949)	(1,739)	(3,670)	(8,815)	(9,072)
Net increase in shares outstanding	49,290	71,177	104,255	123,990	64,592	86,844	52,894	39,528	13,181	9,090	5,139	1,276	3,592	989
Class 3:
Shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	17,364	-	5,720	-	-	-	4,239	-	4,449	-	2,068
Shares sold	-	-	350	3	148	237	-	-	392	159	381	120	1,658	1,570
Shares issued on reinvestment of dividends and distributions	-	-	220	133	101	103	-	-	197	247	127	196	12	17
Shares repurchased	-	-	(2,863)	(2,895)	(887)	(833)	-	-	(1,121)	(1,097)	(812)	(1,192)	(2,074)	(1,855)
Net increase (decrease) in shares outstanding	-	-	(2,293)	14,605	(638)	5,227	-	-	(532)	3,548	(304)	3,573	(404)	1,800

[1] Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
High-Income Bond Fund
High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund
A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2, and 3). Class 3 shares were issued in conjunction with the substitution of Anchor Pathway Fund. Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table on the following page, five funds in the series had capital loss carryforwards available at December 31, 2005. These amounts will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures as of December 31, 2005, are as follows:

												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Undistributed net investment income and non-U.S. currency gains	$ 5	$ 29,555	$ 12,745	$ 31,502	$ 16,372	$ 15,463	$ 40,673	$ 63,517	$ 22,899	$ 113,791	$ 61,307	$ 24,726	$ 6,705
Loss deferrals related to non-U.S. currency that were realized during the period
November 1, 2005, through December 31, 2005	-	(544)	(122)	(701)	(1,179)	(93)	-	-	-	(331)	-	-	-
Undistributed short-term capital gains	341	-	5,819	-	-	-	14,642	23,932	-	-	-	-	-
Undistributed long-term capital gains	239	-	134,137	151,590	69,272	7,634	168,898	540,973	85,106	-	-	-	-
Short-term and long-term capital loss deferrals	-	(66,686)	-	-	-	-	-	-	(497)	(4,504)	(136,617)	(6,833)	(4)
Gross unrealized appreciation on investment securities	16,150	601,236	571,418	5,802,324	1,714,812	181,470	437,965	3,819,571	928,083	45,698	36,363	6,442	5
Gross unrealized depreciation on investment securities	(802)	(27,114)	(93,494)	(350,293)	(68,826)	(8,611)	(92,853)	(567,185)	(135,051)	(48,567)	(31,109)	(4,563)	(2)
Net unrealized appreciation (depreciation) on investment securities	15,348	574,122	477,924	5,452,031	1,645,986	172,859	345,112	3,252,386	793,032	(2,869)	5,254	1,879	3
Cost of portfolio securities	94,774	2,244,376	1,726,940	17,235,455	4,844,328	588,714	2,837,189	18,727,646	5,281,134	2,464,347	911,971	641,765	241,608
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	(11)	(1,250)	(948)	(1,227)	23,044	97	-	(744)	2,544	3,653	3,131	911	-
Reclassification to undistributed net realized gains
from capital paid in on shares of beneficial interest	-	-	4	-	-	-	-	-	-	-	-	-	-

Capital loss carryforward expires in:
2006	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,293	$ -
2007	-	-	-	-	-	-	-	-	-	-	-	737	-
2008	-	-	-	-	-	-	-	-	-	-	-	4,040	-
2009	-	-	-	-	-	-	-	-	-	-	50,200	-	-
2010	-	10,546	-	-	-	-	-	-	-	-	50,900	-	-*
2011	-	56,140	-	-	-	-	-	-	-	3,029	35,517	-	-
2012	-	-	-	-	-	-	-	-	-	-	-	-	3
2013	-	-	-	-	-	-	-	-	-	588	-	-	1
	$ -	$ 66,686	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 3,617	$ 136,617	$ 6,070	$ 4

*Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company ("AFS"), the series’ transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement effective April 1, 2005, that provided for reduced annual rates for Growth-Income Fund and Asset Allocation Fund. Additionally, CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, total aggregate investment advisory services fees waived by CRMC were $19,805,000. As a result, the aggregate fees shown on the accompanying financial statements of $222,981,000 were reduced to $203,176,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2005,	For the year ended December 31,2005,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Discovery	.580%	.440%	.5	1.0	.58%	.53%
Global Growth	.690	.480	.6	3.0	.58	.53
Global Small Capitalization	.800	.670	.6	2.0	.74	.68
Growth	.500	.285	.6	27.0	.33	.30
International	.690	.430	.5	21.0	.52	.47
New World	.850	.710	.5	1.0	.84	.76
Blue Chip Income and Growth	.500	.370	.6	4.0	.44	.40
Growth-Income	.500	.225	.6	21.0	.28	.25
Asset Allocation	.500	.250	.6	8.0	.34	.31
Bond	.480	.360	.6	3.0	.43	.39
High-Income Bond	.500	.420	.6	2.0	.49	.44
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46	.42
Cash Management	.320		all		.32	.29

Transfer agent services - The aggregate fee of $52,000 was incurred during the year ended December 31, 2005, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $476,000 in current fees (either paid in cash or deferred) and a net increase of $171,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the year ended December 31,2005, distribution expenses under the plans for the series aggregated $119,087,000 for Class 2 and $2,288,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

6. Investment transactions

As of December 31, 2005, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

				(dollars in thousands)

		Contract amount		U.S. valuation

Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation )

Asset Allocation	Euro, expiring 1/17-3/31/2006	€ 6,710	$7,982	$7,956	$26
Bond	Euro, expiring 2/8-3/28/2006	€ 30,934	36,526	36,728	(202)
	Yen, expiring 3/6-3/27/2006	¥ 1,452,157	12,388	12,412	(24)
	Pound, expiring 2/23/2006	£ 2,861	4,910	4,917	(7)
High-Income Bond	Euro, expiring 1/17-3/31/2006	€ 8,638	10,267	10,257	10

The following table presents additional information for the year ended December 31, 2005:

												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S.Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities (1)	$ 66,790	$ 973	$1,075,951	$7,772,366	$ 2,474,255	$324,936	$1,334,414	$6,467,797	$2,249,036	$1,302,173	$353,875	$ 575,433	$2,385,535
Sales of investment securities (1)	35,977	521	733,952	5,041,644	1,769,505	133,468	846,709	3,324,255	1,100,405	859,242	268,777	512,814	2,359,509
Non-U.S taxes withheld on dividend income	56	3,545	2,151	5,011	10,974	982	464	4,918	1,449	-	-	-	-
Non-U.S taxes withheld on interest income	-	1	13	-	1	5	-	-	- (2)	28	1	-	-
Non-U.S taxes paid on realized gains	-	56	79	-	2,632	76	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2005	-	584	1,582	2,705	1,501	1,097	-	-	-	-	-	-	-

(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.

Financial Highlights	(1)
			Income (loss) from investment operations (2)					Dividends and distributions

Period ended		Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)	Ratio of net income (loss) to average net assets

Global Discovery Fund (4)
Class 1
12/31/05		$10.79	$.14		$ 1.05		$ 1.19	$ (.11)	$ (.24)	$ (.35)	$11.63	11.07%	$ 22.61%			.56%	1.27%
12/31/04		9.94	.08		.98		1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60	.81
12/31/03		7.26	.05		2.67		2.72	(.04)	-	(.04)	9.94	37.41	17.61			.61	.55
12/31/02		9.30	.06		(2.05)		(1.99)	(.05)	-	(.05)	7.26	(21.41)	10.61			.61	.69
12/31/01		10.00	.04		(.70)		(.66)	(.04)	-	(.04)	9.30	(6.65)	12.31			.31	.42
Class 2
12/31/05		10.76	.11		1.05		1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81	1.04
12/31/04		9.92	.06		.97		1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85	.60
12/31/03		7.25	.02		2.67		2.69	(.02)	-	(.02)	9.92	37.11	24.86			.86	.28
12/31/02		9.30	.04		(2.05)		(2.01)	(.04)	-	(.04)	7.25	(21.67)	9.86			.86	.48
12/31/01		10.00	.02		(.69)		(.67)	(.03)	-	(.03)	9.30	(6.71)	4.42			.42	.21
Global Growth Fund
Class 1
12/31/05		$17.31	$.28		$ 2.19		$ 2.47	$ (.15)	$ -	$ (.15)	$19.63	14.37%	$ 206.62%			.57%	1.56%
12/31/04		15.30	.18		1.92		2.10	(.09)	-	(.09)	17.31	13.80	202.65			.64	1.15
12/31/03		11.35	.12		3.91		4.03	(.08)	-	(.08)	15.30	35.63	188.70			.70	.94
12/31/02		13.42	.09		(2.02)		(1.93)	(.14)	-	(.14)	11.35	(14.46)	152.71			.71	.73
12/31/01		17.25	.18		(2.50)		(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215.70			.70	1.24
Class 2
12/31/05		17.23	.23		2.18		2.41	(.12)	-	(.12)	19.52	14.07	2,617.87			.82	1.30
12/31/04		15.25	.14		1.91		2.05	(.07)	-	(.07)	17.23	13.49	1,796.90			.89	.92
12/31/03		11.32	.09		3.89		3.98	(.05)	-	(.05)	15.25	35.27	1,082.95			.95	.68
12/31/02		13.38	.06		(2.01)		(1.95)	(.11)	-	(.11)	11.32	(14.64)	592.96			.96	.48
12/31/01		17.21	.13		(2.49)		(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600.95			.95	.88
Global Small Capitalization Fund
Class 1
12/31/05		$17.14	$.13		$ 4.23		$ 4.36	$ (.21)	$ -	$ (.21)	$21.29	25.66%	$ 231.79%			.73%	.72%
12/31/04		14.15	.02		2.97		2.99	-	-	-	17.14	21.13	193.81			.80	.15
12/31/03		9.27	-	(5)	4.97		4.97	(.09)	-	(.09)	14.15	53.92	163.83			.83	(.03)
12/31/02		11.52	-	(5)	(2.15)		(2.15)	(.10)	-	(.10)	9.27	(18.83)	108.84			.84	.04
12/31/01		14.28	.03		(1.81)		(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149.83			.83	.21
Class 2
12/31/05		17.02	.09		4.19		4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04		.97	.49
12/31/04		14.08	(.01)		2.95		2.94	-	-	-	17.02	20.88	1,198	1.06		1.05	(.07)
12/31/03		9.23	(.03)		4.95		4.92	(.07)	-	(.07)	14.08	53.53	665	1.08		1.08	(.28)
12/31/02		11.48	(.02)		(2.15)		(2.17)	(.08)	-	(.08)	9.23	(19.05)	290	1.09		1.09	(.20)
12/31/01		14.24	-	(5)	(1.80)		(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08		1.08	(.05)
Growth Fund
Class 1
12/31/05		$51.39	$.46		$ 8.00		$ 8.46	$ (.49)	$ -	$ (.49)	$59.36	16.50%	$ 3,709.35%			.32%	.87%
12/31/04		45.74	.32		5.51		5.83	(.18)	-	(.18)	51.39	12.75	3,744.36			.36	.68
12/31/03		33.47	.16		12.26		12.42	(.15)	-	(.15)	45.74	37.15	3,877.39			.39	.41
12/31/02		44.30	.12		(10.87)		(10.75)	(.08)	-	(.08)	33.47	(24.27)	3,195.40			.40	.30
12/31/01		73.51	.18		(11.99)		(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207.38			.38	.34
Class 2
12/31/05		51.10	.34		7.92		8.26	(.38)	-	(.38)	58.98	16.19	18,343.60			.57	.64
12/31/04		45.50	.23		5.45		5.68	(.08)	-	(.08)	51.10	12.50	12,055.61			.61	.50
12/31/03		33.29	.06		12.19		12.25	(.04)	-	(.04)	45.50	36.80	7,107.64			.64	.16
12/31/02		44.09	.03		(10.82)		(10.79)	(.01)	-	(.01)	33.29	(24.46)	3,009.65			.65	.07
12/31/01		73.28	.04		(11.94)		(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937.63			.63	.07
Class 3
12/31/05		51.38	.37		7.98		8.35	(.39)	-	(.39)	59.34	16.28	499.53			.50	.69
12/31/04 (6)		47.74	.24		3.50		3.74	(.10)	-	(.10)	51.38	7.85	516.54		(7)	.53 (7)	.54 (7)
International Fund
Class 1
12/31/05		$15.82	$.32		$ 3.11		$ 3.43	$ (.29)	$ -	$ (.29)	$18.96	21.75%	$ 1,599.57%			.52%	1.92%
12/31/04		13.41	.22		2.41		2.63	(.22)	-	(.22)	15.82	19.66	1,495.60			.59	1.54
12/31/03		10.07	.15		3.38		3.53	(.19)	-	(.19)	13.41	35.12	1,431.63			.63	1.40
12/31/02		12.02	.15		(1.90)		(1.75)	(.20)	-	(.20)	10.07	(14.58)	1,236.63			.63	1.35
12/31/01		20.59	.22		(3.79)		(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772.61			.61	1.41
Class 2
12/31/05		15.79	.28		3.11		3.39	(.26)	-	(.26)	18.92	21.50	4,790.82			.77	1.64
12/31/04		13.39	.18		2.41		2.59	(.19)	-	(.19)	15.79	19.32	2,752.84			.83	1.27
12/31/03		10.05	.12		3.37		3.49	(.15)	-	(.15)	13.39	34.85	1,385.88			.88	1.08
12/31/02		11.97	.12		(1.89)		(1.77)	(.15)	-	(.15)	10.05	(14.84)	636.88			.88	1.05
12/31/01		20.54	.15		(3.76)		(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628.86			.86	1.04
Class 3
12/31/05		15.82	.29		3.11		3.40	(.26)	-	(.26)	18.96	21.54	116.75			.70	1.74
12/31/04 (6)		13.76	.20		2.05		2.25	(.19)	-	(.19)	15.82	16.45	115.77		(7)	.77 (7)	1.45 (7)
New World Fund
Class 1
12/31/05		$13.96	$.33		$ 2.58		$ 2.91	$ (.20)	-	$ (.20)	$16.67	21.10%	$ 88.92%			.85%	2.22%
12/31/04		11.99	.23		2.01		2.24	(.27)	-	(.27)	13.96	19.07	63.93			.92	1.81
12/31/03		8.76	.21		3.21		3.42	(.19)	-	(.19)	11.99	39.56	47.92			.92	2.15
12/31/02		9.44	.20		(.70)		(.50)	(.18)	-	(.18)	8.76	(5.45)	35.91			.91	2.14
12/31/01		9.85	.24		(.63)		(.39)	(.02)	-	(.02)	9.44	(3.99)	37.91			.91	2.54
Class 2
12/31/05		13.89	.29		2.56		2.85	(.18)	-	(.18)	16.56	20.74	677	1.17		1.10	1.97
12/31/04		11.94	.19		2.01		2.20	(.25)	-	(.25)	13.89	18.80	373	1.18		1.17	1.57
12/31/03		8.73	.19		3.19		3.38	(.17)	-	(.17)	11.94	39.18	224	1.17		1.17	1.90
12/31/02		9.41	.18		(.70)		(.52)	(.16)	-	(.16)	8.73	(5.66)	124	1.16		1.16	1.89
12/31/01		9.84	.21		(.62)		(.41)	(.02)	-	(.02)	9.41	(4.19)	116	1.16		1.16	2.25
Blue Chip Income and Growth Fund (4)
Class 1
12/31/05		$10.26	$.18		$ .59		$ .77	$ (.12)	-	$ (.12)	$10.91	7.57%	$ 135.45%			.41%	1.73%
12/31/04		9.41	.15		.78		.93	(.08)	-	(.08)	10.26	9.94	129.46			.46	1.60
12/31/03		7.17	.13		2.11		2.24	-	-	-	9.41	31.24	107.52			.50	1.67
12/31/02		9.43	.16		(2.32)		(2.16)	(.10)	-	(.10)	7.17	(22.93)	54.52			.52	1.89
12/31/01		10.00	.09		(.61)		(.52)	(.05)	-	(.05)	9.43	(5.23)	49.25			.25	.93
Class 2
12/31/05		10.20	.15		.58		.73	(.10)	-	(.10)	10.83	7.24	3,029.70			.66	1.48
12/31/04		9.36	.13		.78		.91	(.07)	-	(.07)	10.20	9.74	2,349.71			.70	1.37
12/31/03		7.16	.11		2.09		2.20	-	-	-	9.36	30.73	1,490.76			.74	1.41
12/31/02		9.41	.14		(2.30)		(2.16)	(.09)	-	(.09)	7.16	(23.07)	426.77			.77	1.76
12/31/01		10.00	.08		(.63)		(.55)	(.04)	-	(.04)	9.41	(5.38)	111.37			.37	.82
Growth-Income Fund
Class 1
12/31/05		$36.81	$.62		$ 1.61		$ 2.23	$ (.58)	$ (.15)	$ (.73)	$38.31	6.08%	$ 3,825.29%			.27%	1.68%
12/31/04		33.61	.48		3.09		3.57	(.37)	-	(.37)	36.81	10.66	4,213.31			.30	1.39
12/31/03		25.63	.42		7.96		8.38	(.40)	-	(.40)	33.61	32.76	4,402.34			.34	1.45
12/31/02		31.70	.41		(6.16)		(5.75)	(.32)	-	(.32)	25.63	(18.15)	3,741.35			.35	1.43
12/31/01		35.23	.51		.49		1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428.35			.35	1.53
Class 2
12/31/05		36.64	.53		1.60		2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52	1.44
12/31/04		33.48	.41		3.06		3.47	(.31)	-	(.31)	36.64	10.37	13,105.56			.55	1.19
12/31/03		25.52	.34		7.92		8.26	(.30)	-	(.30)	33.48	32.43	7,824.59			.59	1.18
12/31/02		31.58	.35		(6.14)		(5.79)	(.27)	-	(.27)	25.52	(18.34)	3,632.60			.60	1.22
12/31/01		35.13	.41		.52		.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187.60			.60	1.25
Class 3
12/31/05		36.80	.56		1.61		2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45	1.50
12/31/04 (6)		34.64	.41		2.07		2.48	(.32)	-	(.32)	36.80	7.18	537.49		(7)	.48 (7)	1.24 (7)
Asset Allocation Fund
Class 1
12/31/05		$15.49	$.41		$ 1.05		$ 1.46	$ (.39)	$ -	$ (.39)	$16.56	9.45%	$ 879.35%			.32%	2.57%
12/31/04		14.58	.39		.84		1.23	(.32)	-	(.32)	15.49	8.50	899.38			.37	2.64
12/31/03		12.23	.41		2.29		2.70	(.35)	-	(.35)	14.58	22.14	911.42			.42	3.12
12/31/02		14.30	.45		(2.19)		(1.74)	(.33)	-	(.33)	12.23	(12.19)	797.45			.45	3.31
12/31/01		15.71	.49		(.37)		.12	(.59)	(.94)	(1.53)	14.30	.77	1,012.45			.45	3.30
Class 2
12/31/05		15.42	.37		1.04		1.41	(.36)	-	(.36)	16.47	9.14	5,120.60			.57	2.31
12/31/04		14.51	.36		.84		1.20	(.29)	-	(.29)	15.42	8.34	3,797.62			.62	2.42
12/31/03		12.18	.37		2.27		2.64	(.31)	-	(.31)	14.51	21.74	2,314.67			.67	2.81
12/31/02		14.25	.42		(2.18)		(1.76)	(.31)	-	(.31)	12.18	(12.38)	1,056.70			.70	3.11
12/31/01		15.67	.45		(.36)		.09	(.57)	(.94)	(1.51)	14.25	.52	730.70			.70	3.03
Class 3
12/31/05		15.49	.38		1.05		1.43	(.36)	-	(.36)	16.56	9.26	76.53			.50	2.39
12/31/04 (6)		14.85	.36		.58		.94	(.30)	-	(.30)	15.49	6.38	81.55		(7)	.55 (7)	2.50 (7)
Bond Fund
Class 1
12/31/05		$11.57	$.60		$ (.40)		$ .20	$ (.46)	-	$ (.46)	$11.31	1.77%	$ 182.44%			.40%	5.30%
12/31/04		11.34	.56		.10		.66	(.43)	-	(.43)	11.57	6.04	195.45			.44	4.94
12/31/03		10.41	.57		.78		1.35	(.42)	-	(.42)	11.34	13.07	213.47			.47	5.19
12/31/02		10.44	.67		(.24)		.43	(.46)	-	(.46)	10.41	4.26	218.49			.49	6.60
12/31/01		10.18	.77		.08		.85	(.59)	-	(.59)	10.44	8.48	194.49			.49	7.38
Class 2
12/31/05		11.48	.57		(.39)		.18	(.44)	-	(.44)	11.22	1.59	2,312.69			.65	5.06
12/31/04		11.27	.53		.09		.62	(.41)	-	(.41)	11.48	5.72	1,759.70			.69	4.68
12/31/03		10.36	.53		.78		1.31	(.40)	-	(.40)	11.27	12.80	1,280.72			.72	4.88
12/31/02		10.40	.64		(.24)		.40	(.44)	-	(.44)	10.36	4.05	697.74			.74	6.34
12/31/01		10.16	.73		.08		.81	(.57)	-	(.57)	10.40	8.15	349.74			.74	7.06
High-Income Bond Fund
Class 1
12/31/05		$12.89	$.85		$ (.55)		$ .30	$ (.78)	-	$ (.78)	$12.41	2.46%	$ 309.50%			.46%	6.76%
12/31/04		12.54	.84		.32		1.16	(.81)	-	(.81)	12.89	9.83	364.50			.50	6.74
12/31/03		10.44	.90		2.12		3.02	(.92)	-	(.92)	12.54	29.79	411.51			.51	7.74
12/31/02		11.78	1.01		(1.25)		(.24)	(1.10)	-	(1.10)	10.44	(1.51)	335.52			.52	9.55
12/31/01		12.25	1.17		(.23)		.94	(1.41)	-	(1.41)	11.78	8.02	403.51			.51	9.60
Class 2
12/31/05		12.81	.81		(.55)		.26	(.75)	-	(.75)	12.32	2.20	590.75			.71	6.55
12/31/04		12.47	.81		.32		1.13	(.79)	-	(.79)	12.81	9.59	444.75			.74	6.48
12/31/03		10.39	.86		2.12		2.98	(.90)	-	(.90)	12.47	29.51	319.76			.76	7.41
12/31/02		11.74	.97		(1.25)		(.28)	(1.07)	-	(1.07)	10.39	(1.83)	183.77			.77	9.28
12/31/01		12.22	1.13		(.23)		.90	(1.38)	-	(1.38)	11.74	7.73	156.76			.76	9.37
Class 3
12/31/05		12.87	.82		(.55)		.27	(.75)	-	(.75)	12.39	2.25	37.68			.64	6.58
12/31/04 (6)		12.79	.78		.11		.89	(.81)	-	(.81)	12.87	7.52	46.68		(7)	.68 (7)	6.57 (7)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/05		$12.07	$.48		$ (.16)		$ .32	$ (.48)	-	$ (.48)	$11.91	2.70%	$ 252.47%			.43%	3.99%
12/31/04		12.24	.45		(.03)		.42	(.59)	-	(.59)	12.07	3.58	286.47			.46	3.68
12/31/03		12.37	.46		(.15)		.31	(.44)	-	(.44)	12.24	2.51	373.46			.46	3.71
12/31/02		11.87	.54		.55		1.09	(.59)	-	(.59)	12.37	9.45	517.47			.47	4.45
12/31/01		11.73	.66		.17		.83	(.69)	-	(.69)	11.87	7.24	386.47			.47	5.58
Class 2
12/31/05		12.00	.45		(.16)		.29	(.46)	-	(.46)	11.83	2.41	341.72			.68	3.75
12/31/04		12.17	.41		(.03)		.38	(.55)	-	(.55)	12.00	3.30	285.72			.71	3.42
12/31/03		12.31	.42		(.14)		.28	(.42)	-	(.42)	12.17	2.28	273.71			.71	3.43
12/31/02		11.83	.50		.55		1.05	(.57)	-	(.57)	12.31	9.15	288.72			.72	4.14
12/31/01		11.70	.62		.18		.80	(.67)	-	(.67)	11.83	7.02	137.72			.72	5.27
Class 3
12/31/05		12.05	.46		(.16)		.30	(.46)	-	(.46)	11.89	2.50	39.65			.61	3.81
12/31/04 (6)		12.34	.41		(.11)		.30	(.59)	-	(.59)	12.05	2.58	43.65		(7)	.65 (7)	3.51 (7)
Cash Management Fund
Class 1
12/31/05		$11.09	$.33		$ -	(5)	$ .33	$ (.11)	-	$ (.11)	$11.31	2.97%	$ 75.33%			.30%	2.91%
12/31/04		11.07	.11		-	(5)	.11	(.09)	-	(.09)	11.09	.96	78.37			.36	.96
12/31/03		11.17	.07		-	(5)	.07	(.17)	-	(.17)	11.07	.67	103.47			.47	.68
12/31/02		11.41	.14		-	(5)	.14	(.38)	-	(.38)	11.17	1.24	203.46			.46	1.25
12/31/01		11.65	.41		.01		.42	(.66)	-	(.66)	11.41	3.66	218.46			.46	3.52
Class 2
12/31/05		11.05	.30		-	(5)	.30	(.09)	-	(.09)	11.26	2.68	153.58			.55	2.71
12/31/04		11.03	.08		-	(5)	.08	(.06)	-	(.06)	11.05	.70	110.61			.61	.76
12/31/03		11.12	.05		-	(5)	.05	(.14)	-	(.14)	11.03	.47	99.72			.72	.42
12/31/02		11.37	.11		-	(5)	.11	(.36)	-	(.36)	11.12	1.00	133.71			.71	1.00
12/31/01		11.62	.34		.05		.39	(.64)	-	(.64)	11.37	3.43	127.71			.71	2.99
Class 3
12/31/05		11.07	.30		-	(5)	.30	(.08)	-	(.08)	11.29	2.74	16.51			.48	2.70
12/31/04 (6)		11.07	.09		-	(5)	.09	(.09)	-	(.09)	11.07	.78	20.54		(7)	.54 (7)	.80 (7)

Portfolio turnover rate for all classes of shares
		Year Ended December 31
		2005	2004		2003		2002	2001
Global Discovery Fund (4)		53%	28%		30%		25%	4%
Global Growth Fund		26	24		27		30	38
Global Small Capitalization Fund		47	49		51		66	65
Growth Fund		29	30		34		34	31
International Fund		40	37		40		30	40
New World Fund		26	18		19		22	31
Blue Chip Income and Growth Fund (4)		33	13		12		8	12
Growth-Income Fund		20	21		21		26	34
Asset Allocation Fund		23	20		20		25	32
Bond Fund		46	34		20		29	59
High-Income Bond Fund		35	38		48		45	42
U.S. Government/AAA-Rated Securities Fund		86	68		63		53	84
Cash Management Fund		-	-		-		-	-

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Commenced operations July 5, 2001.
(5) Amount less than one cent.
(6) From January 16, 2004, when Class 3 shares were first issued.
(7) Annualized.

See Notes to Financial Statements

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for the Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2006

Expense example           unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005, through December 31, 2005).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2005	Ending account value 12/31/2005	Expenses paid during period[1]	Annualized expense ratio

Global Discovery Fund
Class 1 -- actual return	$1,000.00	$1,131.38	$2.95	.55%
Class 1 -- assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 -- actual return	1,000.00	1,129.79	4.29	.80
Class 2 -- assumed 5% return	1,000.00	1,021.17	4.08	.80
Global Growth Fund
Class 1 -- actual return	$1,000.00	$1,146.61	$2.98	.55%
Class 1 -- assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 -- actual return	1,000.00	1,144.87	4.32	.80
Class 2 -- assumed 5% return	1,000.00	1.021.17	4.08	.80
Global Small Capitalization Fund
Class 1 -- actual return	$1,000.00	$1,190.05	$3.92	.71%
Class 1 -- assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 2 -- actual return	1,000.00	1,188.53	5.30	.96
Class 2 -- assumed 5% return	1,000.00	1,020.37	4.89	.96
Growth Fund
Class 1 -- actual return	$1,000.00	$1,125.41	$1.66	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.64	1.58	.31
Class 2 -- actual return	1,000.00	1,123.80	3.00	.56
Class 2 -- assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 3 -- actual return	1,000.00	1,124.26	2.62	.49
Class 3 -- assumed 5% return	1,000.00	1,022.74	2.50	.49
International Fund
Class 1 -- actual return	$1,000.00	$1,200.72	$2.83	.51%
Class 1 -- assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 2 -- actual return	1,000.00	1,199.40	4.21	.76
Class 2 -- assumed 5% return	1,000.00	1,021.37	3.87	.76
Class 3 -- actual return	1,000.00	1,200.51	3.83	.69
Class 3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69
New World Fund
Class 1 -- actual return	$1,000.00	$1,160.05	$4.52	.83%
Class 1 -- assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 2 -- actual return	1,000.00	1,158.04	5.87	1.08
Class 2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08
Blue Chip Income and Growth Fund
Class 1 -- actual return	$1,000.00	$1,067.51	$2.03	.39%
Class 1 -- assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 -- actual return	1,000.00	1,065.94	3.33	.64
Class 2 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Growth-Income Fund
Class 1 -- actual return	$1,000.00	$1,061.80	$1.35	.26%
Class 1 -- assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 2 -- actual return	1,000.00	1,060.54	2.65	.51
Class 2 -- assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 3 -- actual return	1,000.00	1,060.72	2.29	.44
Class 3 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Asset Allocation Fund
Class 1 -- actual return	$1,000.00	$1,073.39	$1.62	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.64	1.58	.31
Class 2 -- actual return	1,000.00	1,072.58	2.93	.56
Class 2 -- assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 3 -- actual return	1,000.00	1,073.17	2.56	.49
Class 3 -- assumed 5% return	1,000.00	1,022.74	2.50	.49
Bond Fund
Class 1 -- actual return	$1,000.00	$1,004.44	$1.97	.39%
Class 1 -- assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 -- actual return	1,000.00	1,003.57	3.23	.64
Class 2 -- assumed 5% return	1,000.00	1,021.98	3.26	.64
High-Income Bond Fund
Class 1 -- actual return	$1,000.00	$1,020.56	$2.24	.44%
Class 1 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 -- actual return	1,000.00	1,019.86	3.51	.69
Class 2 -- assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 3 -- actual return	1,000.00	1,019.76	3.16	.62
Class 3 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return	$1,000.00	$1,000.84	$2.12	.42%
Class 1 -- assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 -- actual return	1,000.00	999.15	3.38	.67
Class 2 -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 3 -- actual return	1,000.00	1,000.00	3.02	.60
Class 3 -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Cash Management Fund
Class 1 -- actual return	$1,000.00	$1,017.09	$1.47	.29%
Class 1 -- assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 -- actual return	1,000.00	1,015.33	2.74	.54
Class 2 -- assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 -- actual return	1,000.00	1,016.20	2.39	.47
Class 3 -- assumed 5% return	1,000.00	1,022.84	2.40	.47

[1] Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The series’ board members have approved the Investment Advisory and Service Agreement (the “agreement”) in respect to Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund of the series (collectively, the “funds”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2006. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is comprised of all of the series’ independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on each of the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to each fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding each fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with independent counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to each fund’s shareholders of investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and committee considered the investment results of each fund in light of its objective. They also considered information regarding the selection of indexes and funds comparable to each fund that were used to evaluate relative investment results.

Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Index (the Lipper category that includes the fund), (iii) a comparison group of other funds in the Lipper Multi-Cap Growth Funds Index and (iv) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for periods ended July 31, 2005, and noted that while the fund’s investment results were mixed as compared to the indexes and the median of the comparison group for shorter periods, over the lifetime of the fund since July 5, 2001, the fund’s investment results were significantly higher than all three indexes and the comparison group.

Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI World Index, (ii) the Lipper Global Funds Index (the Lipper category that includes the fund) and (iii) a comparison group of other funds in the Lipper Global Funds Index. The board and the committee examined investment results for seven-month and five-year periods ended July 31, 2005, and noted that the fund’s investment results were comparable or superior to both indexes over each period, although somewhat lower than the median of the comparison group. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both indexes and the comparison group.

Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the S&P/Citigroup Global/World Indexes, (ii) the Lipper Global Small-Cap Funds Average (the Lipper category that includes the fund) and (iii) a comparison group of other funds in the Lipper Global Small-Cap Funds Index. The board and the committee examined investment results for seven-month and five-year periods ended July 31, 2005, and noted that the fund’s investment results were superior both to the Lipper Average and the median of the comparison group over each period, though lower than the S&P/Citigroup Global/World Indexes for the five-year period. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than both the average and indexes and the comparison group.

International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI EAFE® (Europe, Australasia, Far East) Index, (ii) the Lipper International Funds Index (the Lipper category that includes the fund) and (iii) a comparison group of other funds in the Lipper International Funds Index. The board and the committee examined investment results for seven-month, five-year and ten-year periods ended July 31, 2005, and noted that the fund’s investment results were superior to both indexes and the median of the comparison group over each period other than the five-year period. The board and the committee further noted that over the lifetime of the fund since May 1, 1990, the fund’s investment results were significantly higher than both indexes and the comparison group.

New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Emerging Markets Funds Index and (ii) a comparison group of other funds in the Lipper Emerging Markets Funds Index. The board and the committee examined investment results for the seven-month period and other periods ended July 31, 2005, and noted that the fund’s investment results were somewhat lower than the Lipper Emerging Markets Funds Index and the median of the comparison group over each period, as well as for the lifetime of the fund since June 17, 1999.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve your investment. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper General US Government Funds Index and (ii) a comparison group of other funds in the Lipper General US Government Funds Index. The board and the committee examined investment results for seven-month, five-year and ten-year periods ended July 31, 2005, and noted that the fund’s investment results were higher than the Lipper General US Government Funds Index and the median of the comparison group over each period.

Cash Management Fund seeks to provide an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Money Market Funds Index (the Lipper category that includes the fund) and (ii) a comparison group of other funds in the Lipper Money Market Funds Index. The board and the committee examined investment results for seven-month, five-year and ten-year periods ended July 31, 2005, and noted that the fund’s investment results were higher than the Lipper Money Market Funds Index and the median of the comparison group over each period.

4. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expenses of each fund (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the applicable Lipper Index as of December 31, 2004.

The board and the committee observed that each fund’s advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all funds in each fund’s comparison group and, in each case, below the median, with the exception of Cash Management Fund, which had a slightly higher-than-median advisory fee but total expenses were below the median of its comparison group. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

The board and the committee also considered indirect benefits that the adviser might be deemed to have received, such as access to research of brokers who execute portfolio transactions for the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee noted that its members had also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of each fund’s asset growth on advisory fee levels, noting that total fees paid to the adviser increase as assets increase, and then considered the extent to which such fees are reduced through breakpoint discounts in each fund’s advisory fee structure and the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded, with respect to each fund, that the agreement is fair and reasonable to each fund and its shareholders, that each fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund, and that approval of the agreement was in the best interests of each fund and its shareholders. The board and the committee concluded that each of the factors discussed above supported such approval.

“Non-interested” trustees

	Year first
	elected
	a trustee
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 69	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent
Chairman of the Board		technology venture company funded principally by the
(Independent and		Central Intelligence Agency); former Chairman of the
Non-Executive)		Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 72	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Joe E. Davis, 71	1991	Private investor; former Chairman of the Board, Linear Corporation; former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 70	1995	Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 59	1999	President and CEO, Fuller Consulting (financial management consulting firm)

Mary Myers Kauppila, 51	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Non-interested” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Lee A. Ault III, 69	1	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

H. Frederick Christie, 72	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 71	1	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 70	16	None

Leonard R. Fuller, 59	14	None

Mary Myers Kauppila, 51	5	None

Kirk P. Pendleton, 66	6	None

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with series	the series[1]	underwriter of the series

James K. Dunton, 68	1993	Senior Vice President and Director, Capital
Vice Chairman of the Board		Research and Management Company

Donald D. O’Neal, 45	1998	Senior Vice President, Capital Research and
President		Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with series	trustee	Other directorships[3] held by trustee

James K. Dunton, 68	2	None
Vice Chairman of the Board

Donald D. O’Neal, 45	3	None
President

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with series	of the series[1]	the principal underwriter of the series

Alan N. Berro, 45	1998	Vice President, Capital Research and Management
Senior Vice President		Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51	1991	Vice President and Secretary, Capital Research and
Senior Vice President		Management Company; Secretary and Director, American Funds Distributors, Inc.;[5]
		Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76	1993	Senior Vice President and Director, Capital Research
Senior Vice President		and Management Company

John H. Smet, 49	1994	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 53	1994	Senior Vice President, Capital Research and
Vice President		Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43	1997	Senior Vice President, Capital Research and
Vice President		Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 43	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

David A. Pritchett, 39	1999	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 41	2003	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Sheryl F. Johnson, 37	1997	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Jeffrey P. Regal, 34	2004	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1 Trustees and officers of the series serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
4“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
5 Company affiliated with Capital Research and Management Company.

[Logo - American Funds®]

The right choice for the long term®

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete December 31, 2005, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2006, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds      Capital Research and Management         Capital International         Capital Guardian         Capital Bank and Trust

Lit. No. INGEAR-995-0206P

Litho in USA RCG/L/8074-S4894

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Martin Fenton, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2004	$286,000
2005	$296,000
b) Audit-Related Fees:
2004	none
2005	none
c) Tax Fees:
2004	$79,000
2005	$63,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the registrant’s investments in non-U.S. jurisdictions.
d) All Other Fees:
2004	none
2005	none

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2004	none
2005	none
c) Tax Fees:
2004	none
2005	$26,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2004	none
2005	none

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $79,000 for fiscal year 2004 and $89,000 for fiscal year 2005. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

American Funds Insurance Series

Global Discovery Fund
Investment portfolio

December 31, 2005

Common stocks — 86.25%	Shares	Market value (000)

SOFTWARE & SERVICES — 12.29%
Yahoo! Inc.[1]	64,200	$2,515
Microsoft Corp.	69,000	1,804
Affiliated Computer Services, Inc., Class A1	28,800	1,704
Google Inc., Class A1	4,000	1,660
NHN Corp.[1,2]	6,000	1,594
NAVTEQ Corp.[1]	26,000	1,141
Adobe Systems Inc.	24,000	887
Intuit Inc.[1]	16,000	853
Novell, Inc.[1]	90,000	795
Oracle Corp.[1]	61,000	745
		13,698

BANKS — 10.27%
Erste Bank der oesterreichischen Sparkassen AG2	25,000	1,387
UniCredito Italiano SpA[2]	150,000	1,029
Royal Bank of Scotland Group PLC[2]	31,523	950
Mitsui Trust Holdings, Inc.[2]	77,000	925
Banco Bradesco SA, preferred nominative	30,000	869
ABN AMRO Holding NV2	31,660	828
SinoPac Holdings[2]	1,710,000	827
Banco Bilbao Vizcaya Argentaria, SA2	45,600	814
BNP Paribas[2]	8,600	696
Siam City Bank PCL[2]	745,000	441
Siam City Bank PCL, nonvoting depositary receipt[2]	300,000	178
Mizuho Financial Group, Inc.[2]	75	595
Grupo Financiero Banorte, SA de CV	280,000	588
DEPFA BANK PLC[2]	27,000	399
Banco Santander Central Hispano, SA2	29,558	389
City National Corp.	4,200	304
Malayan Banking Bhd.[2]	76,500	225
		11,444

RETAILING — 8.26%
Lowe’s Companies, Inc.	28,500	1,900
Target Corp.	32,500	1,787
IAC/InterActiveCorp[1]	40,000	1,132
eBay Inc.[1]	25,000	1,081
Amazon.com, Inc.[1]	17,000	802
Takashimaya Co., Ltd.[2]	46,000	736
Industria de Diseno Textil, SA2	19,200	625
CarMax, Inc.[1]	22,000	609
Expedia, Inc.[1]	22,500	539
		9,211

HEALTH CARE EQUIPMENT & SERVICES — 7.23%
Medtronic, Inc.	22,000	1,267
Aetna Inc.	13,000	1,226
Caremark Rx, Inc.[1]	20,000	1,036
Psychiatric Solutions, Inc.[1]	15,000	881
Express Scripts, Inc.[1]	10,000	838
Kyphon Inc.[1]	18,000	735
Medco Health Solutions, Inc.[1]	13,000	725
Alfresa Holdings Corp.[2]	14,500	679
Zimmer Holdings, Inc.[1]	10,000	674
		8,061

MEDIA — 5.62%
Liberty Media Corp., Class A1	164,000	1,291
Alma Media Corp.[1]	120,000	1,090
Grupo Televisa, SA, ordinary participation certificates (ADR)	11,000	886
E.W. Scripps Co., Class A	15,000	720
Walt Disney Co.	30,000	719
Time Warner Inc.	41,000	715
Discovery Holding Co.[1]	35,000	530
Liberty Global, Inc., Class A1	13,720	309
		6,260

TELECOMMUNICATION SERVICES — 5.08%
Millicom International Cellular SA1	60,000	1,611
América Móvil SA de CV, Series L (ADR)	33,000	966
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	945
Koninklijke KPN N.V.[2]	80,000	801
Mobile Telesystems OJSC (ADR)	20,000	700
Vodafone Group PLC[2]	297,000	640
		5,663

TECHNOLOGY HARDWARE & EQUIPMENT — 4.38%
Cisco Systems, Inc.[1]	97,600	1,671
Nidec Corp.[2]	11,000	935
Symbol Technologies, Inc.	66,000	846
Nokia Corp., Class A2	44,000	805
Wintek Corp.[2]	383,000	622
		4,879

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.33%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	75,000	743
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	135,842	259
Maxim Integrated Products, Inc.	27,000	979
Novellus Systems, Inc.[1]	35,000	844
Siliconware Precision Industries Co., Ltd.[2]	540,000	758
Texas Instruments Inc.	23,000	738
Xilinx, Inc.	20,000	504
		4,825

UTILITIES — 4.22%
Xinao Gas Holdings Ltd.[2]	2,610,000	2,068
Veolia Environnement[2]	34,700	1,570
Hong Kong and China Gas Co. Ltd.[2]	500,000	1,066
		4,704

ENERGY — 3.99%
Schlumberger Ltd.	20,000	1,943
Baker Hughes Inc.	28,000	1,702
BJ Services Co.	22,000	807
		4,452

DIVERSIFIED FINANCIALS — 3.00%
Citigroup Inc.	43,500	2,111
Nasdaq Stock Market, Inc[1]	35,000	1,231
		3,342

CONSUMER SERVICES — 2.55%
Shangri-La Asia Ltd.[2]	526,000	879
Outback Steakhouse, Inc.	19,000	791
Greek Organization of Football Prognostics SA2	18,490	635
Carnival Corp., units	10,000	535
		2,840

FOOD & STAPLES RETAILING — 2.42%
Walgreen Co.	22,000	974
Costco Wholesale Corp.	16,000	791
Koninklijke Ahold NV1,2	81,000	607
Wal-Mart de México, SA de CV, Series V	59,300	330
		2,702

PHARMACEUTICALS & BIOTECHNOLOGY — 2.27%
Roche Holding AG2	9,000	1,351
QIAGEN NV1,2	100,242	1,178
		2,529

INSURANCE — 1.65%
American International Group, Inc.	22,875	1,561
W.R. Berkley Corp.	5,800	276
		1,837

TRANSPORTATION — 1.17%
Singapore Post Private Ltd.[2]	1,000,000	693
Qantas Airways Ltd.[2]	147,399	437
Ryanair Holdings PLC (ADR)[1]	3,100	174
		1,304

COMMERCIAL SERVICES & SUPPLIES — 1.15%
Rentokil Initial PLC[2]	250,000	702
United Stationers Inc.[1]	12,000	582
		1,284

CONSUMER DURABLES & APPAREL — 0.65%
Garmin Ltd.	11,000	730

MATERIALS — 0.63%
Nitto Denko Corp.[2]	9,000	702

REAL ESTATE — 0.24%
AEON Mall Co., Ltd.[2]	5,500	267

MISCELLANEOUS — 4.85%
Other common stocks in initial period of acquisition		5,406

Total common stocks (cost: $80,686,000)		96,140

	Principal amount	Market value
Convertible securities — 0.46%	(000)	(000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.46%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$500	$510

Total convertible securities (cost: $520,000)		510

Short-term securities — 12.08%

Atlantic Industries 4.20% due 1/9/2006[3]	2,000	1,998
Ranger Funding Co. LLC 4.32% due 1/30/2006[3]	1,700	1,694
General Electric Capital Corp. 4.20% due 1/3/2006	1,600	1,599
Pfizer Investment Capital PLC 4.23% due 1/11/2006[3]	1,600	1,598
Concentrate Manufacturing Co. of Ireland 4.16% due 1/18/2006[3]	1,400	1,397
Federal Farm Credit Banks 4.15% due 1/12/2006	1,300	1,298
Harley-Davidson Funding Corp. 4.21% due 1/25/2006[3]	1,200	1,197
Cloverleaf International Holdings, SA 4.26% due 2/2/2006[3]	1,100	1,096
Freddie Mac 4.08%-4.12% due 1/24/2006	1,000	997
Scripps (E.W.) Co. 4.26% due 2/1/2006[3]	600	598

Total short-term securities (cost: $13,471,000)		13,472

Total investment securities (cost: $94,677,000)		110,122
Other assets less liabilities		1,346

Net assets		$111,468

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 47 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $35,856,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $9,578,000, which represented 8.59% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 86.94%	Shares	Market value (000)

FINANCIALS — 13.51%
Société Générale[1]	419,400	$51,613
Macquarie Bank Ltd.[1]	650,291	32,503
Allianz AG1	192,000	29,029
HSBC Holdings PLC (United Kingdom)[1]	1,761,769	28,295
Mitsubishi UFJ Financial Group, Inc.[1]	2,023	27,426
Kookmin Bank[1]	325,060	24,501
Mizuho Financial Group, Inc.[1]	2,750	21,809
UniCredito Italiano SpA[1]	2,300,000	15,793
American International Group, Inc.	225,000	15,352
Shanghai Forte Land Co., Ltd., Class H1	43,980,000	15,040
Hypo Real Estate Holding AG1	285,000	14,813
Erste Bank der oesterreichischen Sparkassen AG1	238,800	13,250
Willis Group Holdings Ltd.	350,000	12,929
Westpac Banking Corp.[1]	690,449	11,530
Banco Santander Central Hispano, SA1	856,654	11,290
Mitsui Trust Holdings, Inc.[1]	894,000	10,746
ING Groep NV1	272,172	9,427
Citigroup Inc.	150,000	7,279
Marsh & McLennan Companies, Inc.	200,000	6,352
Bank of Nova Scotia	140,000	5,556
Westfield Group[1]	412,507	5,485
Mitsui Sumitomo Insurance Co., Ltd.[1]	350,000	4,279
Royal Bank of Canada	50,000	3,905
Capital One Financial Corp.	38,000	3,283
		381,485

INFORMATION TECHNOLOGY — 13.11%
Murata Manufacturing Co., Ltd.[1]	530,000	33,946
Samsung Electronics Co., Ltd.[1]	48,440	31,336
International Business Machines Corp.	380,000	31,236
Rohm Co., Ltd.[1]	271,800	29,491
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	11,389,551	21,723
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	689,249	6,830
Google Inc., Class A2	48,000	19,913
Chi Mei Optoelectronics Corp.[1]	13,443,318	19,903
Microsoft Corp.	722,000	18,880
ASML Holding NV (New York registered)[2]	771,800	15,498
ASML Holding NV1,2	125,000	2,499
AU Optronics Corp.[1]	11,935,500	17,756
Hon Hai Precision Industry Co., Ltd.[1]	2,682,425	14,737
Chartered Semiconductor Manufacturing Ltd[1,2]	18,250,000	14,225
Molex Inc.	520,000	13,494
Applied Materials, Inc.	700,000	2,558
Cisco Systems, Inc.[2]	721,500	12,352
Xilinx, Inc.	440,000	11,092
Altera Corp.[2]	550,000	10,192
Texas Instruments Inc.	250,000	8,018
Tokyo Electron Ltd.[1]	96,100	6,019
Mediatek Incorporation[1]	489,018	5,770
Venture Corp. Ltd.[1]	680,000	5,643
QUALCOMM Inc.	120,000	5,170
KLA-Tencor Corp.	37,921	1,871
		370,152

CONSUMER DISCRETIONARY — 10.55%
Toyota Motor Corp.[1]	685,000	35,522
News Corp. Inc., Class A	1,291,757	20,087
News Corp. Inc., Class B	427,507	7,101
Time Warner Inc.	1,442,000	25,148
Esprit Holdings Ltd.[1]	2,100,500	14,941
Target Corp.	270,000	14,842
Grupo Televisa, SA, ordinary participation certificates (ADR)	177,000	14,249
Honda Motor Co., Ltd.[1]	244,400	13,937
Michaels Stores, Inc.	390,000	13,794
Discovery Holding Co.[2]	902,500	13,673
Starbucks Corp.[2]	440,000	13,204
Lowe’s Companies, Inc.	190,000	12,665
Kesa Electricals PLC[1]	2,570,000	11,478
Mediaset SpA[1]	984,500	10,423
Kingfisher PLC[1]	2,349,422	9,576
Carnival Corp., units	173,000	9,250
Limited Brands, Inc.	370,000	8,270
Clear Channel Communications, Inc.	230,000	7,234
Cie. Financière Richemont AG, units, Class A1	152,893	6,644
Sony Corp.[1]	150,000	6,126
Greek Organization of Football Prognostics SA1	169,790	5,836
Suzuki Motor Corp.[1]	313,000	5,801
DSG International PLC[1]	1,691,929	4,759
eBay Inc.[2]	101,600	4,394
Viacom Inc., Class B, nonvoting	75,000	2,445
Reuters Group PLC[1]	320,000	2,366
Univision Communications Inc., Class A2	70,000	2,057
IAC/InterActiveCorp[2]	30,000	849
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	155,973	618
SET India Ltd.[1,2,3]	6,400	319
Liberty Media Corp., Class A2	25,000	197
		297,805

ENERGY — 8.52%
Reliance Industries Ltd.[1]	2,350,298	46,498
Husky Energy Inc.	575,000	29,180
Royal Dutch Shell PLC, Class B1	574,666	18,403
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,011
Canadian Natural Resources, Ltd.	456,000	22,604
Technip SA1	325,000	19,552
Schlumberger Ltd.	190,000	18,459
Norsk Hydro ASA[1]	175,000	18,067
ENI SpA[1]	550,000	15,234
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	168,000	11,973
Halliburton Co.	140,000	8,674
Imperial Oil Ltd.	85,976	8,563
Baker Hughes Inc.	125,000	7,598
Noble Corp.	95,000	6,701
		240,517

HEALTH CARE — 8.35%
AstraZeneca PLC (United Kingdom)[1]	443,960	21,577
AstraZeneca PLC (Sweden)[1]	268,005	13,094
AstraZeneca PLC (ADR)	73,000	3,548
Novo Nordisk A/S, Class B1	470,900	26,475
Fresenius Medical Care AG, preferred[1]	269,000	25,114
Roche Holding AG1	158,500	23,788
Shionogi & Co., Ltd.[1]	1,163,000	16,380
Rhön-Klinikum AG	427,824	16,267
UCB NV1	343,020	16,095
Smith & Nephew PLC[1]	1,603,600	14,773
Chugai Pharmaceutical Co., Ltd.[1]	596,100	12,799
Synthes, Inc.[1]	100,500	11,294
Pfizer Inc	450,000	10,494
Cardinal Health, Inc.	150,000	10,313
Sanofi-Aventis[1]	84,000	7,344
Forest Laboratories, Inc.[2]	94,800	3,856
Elan Corp., PLC (ADR)[2]	175,000	2,438
		235,649

TELECOMMUNICATION SERVICES — 7.94%
Koninklijke KPN NV1	4,875,830	48,843
Telekom Austria AG1	2,101,200	47,090
Vodafone Group PLC[1]	13,448,800	28,978
Vodafone Group PLC (ADR)	475,000	10,198
Telefónica, SA1	1,958,081	29,455
América Móvil SA de CV, Series L (ADR)	585,000	17,117
Qwest Communications International Inc.[2]	2,000,000	11,300
Deutsche Telekom AG1	525,000	8,739
Belgacom SA1	227,500	7,414
Swisscom AG1	22,200	7,001
France Télécom, SA1	185,000	4,593
Teléfonos de México, SA de CV, Class L (ADR)	140,000	3,455
		224,183

INDUSTRIALS — 7.43%
Tyco International Ltd.	1,565,000	45,166
General Electric Co.	784,455	27,495
SMC Corp.[1]	164,000	23,389
United Parcel Service, Inc., Class B	310,000	23,297
Mitsubishi Corp.[1]	860,000	19,018
Siemens AG1	188,000	16,083
Macquarie Infrastructure Group[1]	5,463,241	14,237
FANUC LTD[1]	151,600	12,858
Asahi Glass Co., Ltd.[1]	826,000	10,637
3M Co.	130,000	10,075
Air France[1]	350,000	7,489
		209,744

CONSUMER STAPLES — 7.07%
Seven & I Holdings Co., Ltd.[1,2]	982,000	42,100
Nestlé SA1	83,900	25,053
Koninklijke Ahold NV1,2	3,270,000	24,512
Avon Products, Inc.	470,800	13,441
PepsiCo, Inc.	197,000	11,639
Unilever NV1	160,000	10,942
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	9,360
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,439
METRO AG1	200,000	9,647
Altria Group, Inc.	125,000	9,340
Groupe Danone[1]	72,500	7,577
Anheuser-Busch Companies, Inc.	175,000	7,518
Heineken NV1	200,000	6,340
Woolworths Ltd.[1]	450,040	5,564
Wal-Mart de México, SA de CV, Series V (ADR)	100,000	5,550
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	5,513
Unilever PLC[1]	422,317	4,185
		199,720

MATERIALS — 3.52%
Nitto Denko Corp.[1]	396,400	30,933
Ivanhoe Mines Ltd.[2]	2,475,000	17,776
Placer Dome Inc.	750,000	17,173
Akzo Nobel NV1	258,000	11,949
Dow Chemical Co.	200,000	8,764
Holcim Ltd.[1]	100,000	6,809
Gold Fields Ltd.[1]	163,100	2,876
Weyerhaeuser Co.	25,000	1,659
L’Air Liquide[1]	7,700	1,479
		99,418

UTILITIES — 2.04%
Veolia Environnement[1]	562,771	25,458
Scottish Power PLC[1]	1,653,000	15,425
E.ON AG1	100,000	10,351
National Grid PLC[1]	666,938	6,520
		57,754

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		138,355

Total common stocks (cost: $1,879,165,000)		2,454,782

	Principal amount
Short-term securities — 12.88%	(000)

Federal Home Loan Bank 4.05%-4.10% due 1/11-1/20/2006	$54,000	53,886
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	33,000	32,821
Calyon North America Inc. 4.19% due 1/23/2006	28,700	28,625
Atlantic Industries 4.22% due 1/13/2006[3]	24,100	24,063
Ranger Funding Co. LLC 4.19% due 1/6/2006[3]	19,200	19,187
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	19,000	18,901
Barton Capital Corp. 4.20% due 1/11/2006[3]	17,500	17,477
General Electric Capital Corp. 4.20% due 1/3/2006	17,400	17,392
Sheffield Receivables Corp. 4.14% due 1/9/2006[3]	16,200	16,183
HSBC USA Inc. 4.12% due 1/6/2006	15,800	15,790
IXIS Commercial Paper Corp. 4.26% due 2/2/2006[3]	15,000	14,944
KfW International Finance Inc. 4.23%-4.26% due 1/27-1/31/2006[3]	14,900	14,850
Preferred Receivables Funding Corp. 4.30% due 1/17/2006[3]	14,000	13,971
BNP Paribas Finance Inc. 4.30% due 2/2/2006	12,400	12,351
Concentrate Manufacturing Co. of Ireland 4.17% due 1/4/2006[3]	11,600	11,595
Amsterdam Funding Corp. 4.28% due 2/3/2006[3]	10,100	10,059
National Australia Funding (DE) Inc. 4.22% due 1/10/2006[3]	10,000	9,988
Old Line Funding, LLC 4.11% due 1/4/2006[3]	9,200	9,196
Fannie Mae 4.25% due 3/3/2006	8,000	7,941
Bank of Ireland 4.225% due 1/23/2006[3]	7,500	7,480
Mont Blanc Capital Corp. 4.32% due 1/23/2006[3]	7,035	7,016

Total short-term securities (cost: $363,705,000)		363,716

Total investment securities (cost: $2,242,870,000)		2,818,498
Other assets less liabilities		4,980

Net assets		$2,823,478

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 101 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,551,850,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $176,945,000, which represented 6.27% of the net assets of the fund.

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

December 31, 2005

Common stocks — 91.80%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 22.14%
CNET Networks, Inc.[1]	3,175,000	$46,641
NHN Corp.[1,2]	142,035	37,744
Kingboard Chemical Holdings Ltd.[2]	10,816,000	29,253
Semtech Corp.[1]	1,450,000	26,477
Integrated Device Technology, Inc.[1]	1,423,942	18,768
Marchex, Inc., Class B1	750,000	16,867
Varian Semiconductor Equipment Associates, Inc.[1]	327,000	14,365
Cymer, Inc.[1]	400,000	14,204
iVillage Inc.[1]	1,750,000	14,035
Intersil Corp., Class A	550,443	13,695
Mentor Graphics Corp.[1]	1,155,000	11,943
ValueClick, Inc.[1]	600,000	10,866
Unimicron Technology Corp.[2]	6,596,000	9,314
Min Aik Technology Co., Ltd.[2,3]	5,586,000	9,111
Power Integrations, Inc.[1]	375,000	8,929
Jahwa Electronics Co., Ltd.[2,3]	1,039,000	8,835
O2Micro International Ltd. (ADR)[1]	840,000	8,551
PDF Solutions, Inc.[1]	500,000	8,125
Meetic[1,2]	200,000	7,802
InfoSpace.com, Inc.[1]	300,000	7,746
PMC-Sierra, Inc.[1]	1,000,000	7,710
NCsoft Corp.[1,2]	98,000	7,430
Chartered Semiconductor Manufacturing Ltd[1,2]	9,000,000	7,015
Wintek Corp.[2]	4,160,000	6,754
Fairchild Semiconductor International, Inc.[1]	391,000	6,612
Atheros Communications, Inc.[1]	500,000	6,500
aQuantive, Inc.[1]	250,000	6,310
Brooks Automation, Inc.[1]	500,000	6,265
Kakaku.com, Inc.[2]	1,200	5,883
Radiant Op-to Electronics Corp.	2,375,000	5,800
Faraday Technology Corp.[2]	3,269,223	5,786
Hittite Microwave Corp.[1]	250,000	5,785
GES International[2]	10,000,000	5,593
Billing Services Group Ltd.[1,2]	3,819,500	5,587
Kiryung Electronics Co., Ltd.[2]	890,000	4,996
Bankrate, Inc.[1]	163,429	4,824
TTM Technologies, Inc.[1]	484,000	4,550
SFA Engineering Corp.[2]	175,000	4,383
Koei Co., Ltd.[2]	146,770	4,065
Vanguard International Semiconductor Corp.[2]	4,729,350	3,602
Moser Baer India Ltd.[2]	820,000	3,596
Taiflex Scientific Co., Ltd.[2]	1,874,210	3,459
Unisteel Technology Ltd.[2]	3,052,000	3,359
King Yuan Electronics Co., Ltd.[2]	2,953,371	3,240
Phoenix PDE Co., Ltd.[2]	590,000	3,161
SPSS Inc.[1]	99,690	3,083
Knot, Inc.[1]	165,900	1,898
Knot, Inc.[1,4]	100,000	1,144
Novell, Inc.[1]	318,800	2,815
Advanced Analogic Technologies Inc.[1]	200,000	2,770
Siliconware Precision Industries Co., Ltd.[2]	1,906,000	2,677
Sanken Electric Co., Ltd.[2]	165,000	2,659
AAC Acoustic Technologies Holdings Inc.[1,2]	3,785,000	2,314
Venture Corp. Ltd.[2]	258,000	2,141
Rotork PLC[2]	167,340	1,924
DK UIL Co., Ltd.[2]	86,000	1,517
Hana Microelectronics PCL[2]	2,177,800	1,406
MatrixOne, Inc.[1]	250,000	1,247
Ichia Technologies, Inc.[2]	1,309,386	1,183
Interflex Co., Ltd.[2]	82,000	1,137
KEC Corp.[2]	450,700	986
Agile Software Corp.[1]	150,000	897
Career Technology (MFG.) Co., Ltd.[2]	757,606	846
Aspen Technology, Inc.[1]	70,000	549
Avid Technology, Inc.[1]	4,922	270
Infoteria Corp.[1,2,4]	128	43
		489,042

CONSUMER DISCRETIONARY — 18.62%
Schibsted ASA[2]	691,000	20,600
Kumho Industrial Co., Ltd.[2]	1,000,000	20,060
Orient-Express Hotels Ltd., Class A	534,000	16,832
Lions Gate Entertainment Corp., USD denominated[1]	1,100,000	8,448
Lions Gate Entertainment Corp.[1]	940,706	7,258
REX HOLDINGS CO., LTD.[2]	1,612	7,615
REX HOLDINGS CO., LTD., when-issued 2/2006[1,2]	1,612	7,615
Life Time Fitness, Inc.[1]	384,000	14,627
NutriSystem, Inc.[1]	400,000	14,408
Pantaloon Retail Ltd. (India)[2]	350,000	13,169
Laureate Education, Inc.[1]	240,000	12,602
Integrated Distribution Services Group Ltd.[2]	10,732,000	12,175
Fourlis[2]	860,000	11,640
KOMERI Co., Ltd.[2]	267,700	11,524
Cheil Industries Inc.[2]	390,000	10,815
GSI Commerce, Inc.[1]	700,000	10,563
Unibet Group PLC (SDR)[2]	480,000	9,726
Vail Resorts, Inc.[1]	281,400	9,295
Sonic Corp.[1]	292,500	8,629
Tractor Supply Co.[1]	162,714	8,614
CarMax, Inc.[1]	310,000	8,581
Pinnacle Entertainment, Inc.[1]	300,000	7,413
Aristocrat Leisure Ltd.[2]	817,194	7,350
Hürriyet Gazetecilik ve Matbaacilik AS2	1,618,972	6,370
Central European Media Enterprises Ltd., Class A1	110,000	6,369
Alma Media Corp.[1]	684,274	6,215
Bright Horizons Family Solutions, Inc.[1]	161,000	5,965
Anadolu Cam Sanayii AS2	1,300,000	5,826
Cyrela Brazil Realty SA, ordinary nominative	410,000	5,615
Largan Precision Co., Ltd.[2]	350,000	5,520
Photo-Me International PLC[2]	2,400,000	5,080
Fossil, Inc.[1]	230,000	4,947
Children’s Place Retail Stores, Inc.[1]	100,000	4,942
Denny’s Corp.[1]	1,200,000	4,836
Spark Networks PLC (GDR)[1,2]	396,420	2,951
Spark Networks PLC[1,2,4]	258,580	1,732
JUMBO SA2	430,700	4,670
Ameristar Casinos, Inc.	200,000	4,540
Applebee’s International, Inc.	200,000	4,518
Submarino SA, ordinary nominative[1]	246,000	4,369
Kuoni Reisen Holding AG, Class B1	10,250	4,239
Cedar Fair, L.P.	138,200	3,944
Korea Kumho Petrochemical Co., Ltd.[2]	200,000	3,854
Restaurant Group PLC[2]	1,450,000	3,787
Zale Corp.[1]	150,000	3,772
Cheil Communications Inc.[2]	16,100	3,515
BEC World PCL[2]	10,500,000	3,456
GOME Electrical Appliances Holding Ltd.[2]	5,068,000	3,429
Lifestyle International Holdings Ltd.[2]	2,200,000	3,062
Restoration Hardware, Inc.[1]	500,000	3,010
GEOX SpA[2]	257,000	2,820
CKE Restaurants, Inc.	200,000	2,702
SEEK Ltd.[2]	1,142,700	2,532
Blyth, Inc.	115,000	2,409
Hyatt Regency SA2	190,000	2,397
Bloomsbury Publishing PLC[2]	400,000	2,313
Next Media Ltd.[2]	4,534,000	2,160
OSIM International Ltd.[2]	2,075,000	1,984
Parkson Retail Group Ltd.[1]	920,500	1,662
Münchener Rückversicherungs-Gesellschaft AG1	46,000	1,593
YBM Sisa.com Inc.[2]	64,460	1,376
Gaming VC Holdings SA2	200,000	1,369
Phoenix Satellite Television Holdings Ltd.[2]	10,546,000	1,264
Sharper Image Corp.[1]	100,000	974
Cheng Shin Rubber (Xiamen) Ind., Ltd.[2]	921,555	815
Nien Hsing Textile Co., Ltd.[2]	1,059,000	724
Zhejiang Glass Co. Ltd., Class H2	2,788,600	675
Build-A-Bear Workshop, Inc.[1]	21,500	637
Sanctuary Group PLC	10,771,300	416
Salem Communications Corp., Class A1	16,800	294
		411,208

INDUSTRIALS — 14.26%
GS Engineering & Construction Co., Ltd.[2]	589,930	30,978
Korea Development Corp.[2,3]	600,000	22,741
Hyundai Mipo Dockyard Co., Ltd.[2]	294,000	17,763
Samsung Engineering Co., Ltd.[2]	597,550	16,801
ALL — América Latina Logística, units	392,000	16,735
Hudson Highland Group, Inc.[1]	865,000	15,016
Buhrmann NV2	1,002,000	14,718
Downer EDI Ltd.[2]	2,664,399	14,010
Corrections Corporation of America[1]	300,000	13,491
Koninklijke BAM Groep NV2	143,000	11,994
STX Shipbuilding Co., Ltd.[2]	565,138	10,179
Italian-Thai Development PCL[2]	45,750,000	9,188
International Container Terminal Services, Inc.[2]	47,285,000	8,287
Container Corp. of India Ltd.[2]	240,763	7,756
KCI Konecranes International Corp.	155,100	7,635
MSC Industrial Direct Co., Inc., Class A	175,000	7,038
LS Cable Ltd.[2]	176,010	6,047
Obrascon Huarte Lain Brasil SA, ordinary nominative[1]	522,000	5,677
Goodpack Ltd.[2]	4,940,000	5,050
Aboitiz Equity Ventures[2]	48,700,000	4,404
SembCorp Marine Ltd[2]	2,524,000	4,184
LS Industrial Systems Co., Ltd.[2]	150,000	4,120
Trakya Cam Sanayii AS2	1,020,000	3,971
United Stationers Inc.[1]	78,000	3,783
Royal Boskalis Westminster NV	53,500	3,559
Acuity Brands, Inc.	111,500	3,546
Aker American Shipping ASA[1,2]	285,000	3,449
Indian Rayon and Industries Ltd.[2]	225,000	3,332
Krones AG2	31,000	3,120
Tetra Tech, Inc.[1]	189,900	2,976
Ballast Nedam NV1,2	74,687	2,937
JetBlue Airways Corp.[1]	187,500	2,884
Hi-P International Ltd.[2]	2,607,000	2,647
Uponor Oyj[2]	120,000	2,554
Steelcase Inc., Class A	155,000	2,454
Moatech Co., Ltd.[2]	334,400	2,049
Lincoln Electric Holdings, Inc.	50,000	1,983
Singamas Container Holdings Ltd.[2]	3,900,000	1,971
Permasteelisa SpA[2]	120,000	1,794
Federal Signal Corp.	116,500	1,749
Geberit AG2	2,050	1,621
Singapore Post Private Ltd.[2]	2,200,000	1,525
SembCorp Logistics Ltd.[2]	1,484,544	1,516
Northgate PLC[2]	80,000	1,339
ZENON Environmental Inc.[1]	75,000	1,085
Ultraframe PLC[1]	2,285,000	1,011
Techem AG1	22,215	996
Hibiya Engineering, Ltd.[2]	104,000	943
Max India Ltd.[1]	21,100	282
		314,888

FINANCIALS — 7.80%
ORCO PROPERTY GROUP SA	315,800	23,231
National Bank of Pakistan	4,250,000	14,194
Kotak Mahindra Bank Ltd.[2]	2,450,000	12,138
Jeonbuk Bank[2]	1,219,368	11,783
Sumitomo Real Estate Sales Co., Ltd.[2]	155,000	9,859
Pusan Bank[2]	575,000	7,532
Interhyp AG1,2	80,000	7,181
National Finance PLC[2]	20,593,000	6,731
Aareal Bank AG1,2	168,586	6,394
First Regional Bancorp[1,4]	89,900	6,073
Daegu Bank, Ltd.[2]	400,000	6,041
UTI Bank Ltd.[2]	926,000	5,918
Wing Tai Holdings Ltd.[2]	6,500,000	5,736
Central Pattana PCL[2]	15,740,500	5,527
HDFC Bank Ltd.[2]	326,300	5,141
International Securities Exchange, Inc.[1]	176,440	4,856
United Mizrahi Bank Ltd.[1,2]	840,000	4,830
Capital Lease Funding, Inc.	410,000	4,317
Ticon Industrial Connection PCL	12,500,000	3,810
United Bankshares, Inc.	105,000	3,700
Allgreen Properties Ltd.[2]	4,250,000	3,324
CapitaCommercial Trust Management Ltd.[2]	3,317,000	2,953
Saxon Capital, Inc.	200,000	2,266
Ascendas Real Estate Investment Trust[2]	1,844,000	2,162
Siam City Bank PCL[2]	2,250,000	1,331
Siam City Bank PCL, nonvoting depositary receipt[2]	900,000	533
Golden Land Property Development PLC, nonvoting depositary receipt[1,2]	8,043,000	1,362
Golden Land Property Development PLC[1,2]	1,557,000	264
Nasdaq Stock Market, Inc[1]	44,928	1,581
Dongbu Insurance Co., Ltd.[2]	33,540	675
SinoPac Holdings[2]	769,000	372
Alabama National BanCorporation	5,500	356
		172,171

ENERGY — 7.54%
First Calgary Petroleums Ltd.[1]	1,635,000	11,981
First Calgary Petroleums Ltd., GBP denominated[1]	760,000	5,616
Quicksilver Resources Inc.[1]	380,550	15,987
OPTI Canada Inc.[1]	447,350	14,688
TODCO, Class A1	385,000	14,653
Oilexco Inc., GBP denominated[1,2,4]	1,900,000	5,762
Oilexco Inc., GBP denominated[1,2]	1,755,000	5,322
Oilexco Inc., CAD denominated[1,4]	725,000	2,201
Oilexco Inc., CAD denominated[1]	17,000	52
CARBO Ceramics Inc.	233,500	13,197
Southwestern Energy Co.[1]	308,000	11,070
Equator Exploration Ltd.[1]	2,000,000	9,109
Delta Petroleum Corp.[1]	360,000	7,837
Indago Petroleum Ltd.[1]	5,834,306	7,320
WorleyParsons Ltd.[2]	744,213	6,717
Hydril Co.[1]	100,000	6,260
Adulis Resources Inc.[1]	2,000,000	5,058
Regal Petroleum PLC[1]	2,463,000	4,931
Bankers Petroleum Ltd.[1,4]	3,000,000	3,638
Bankers Petroleum Ltd.[1]	566,000	686
White Nile Ltd.[1]	2,400,000	3,960
China Oilfield Services Ltd., Class H2	9,099,900	3,681
Caspian Energy Inc.[1]	1,000,000	1,720
FirstAfrica Oil PLC[1,2]	22,272,000	1,485
Banpu PCL[2]	459,500	1,469
Harvest Natural Resources, Inc.[1]	150,000	1,332
Offshore Hydrocarbon Mapping PLC[1,2]	630,000	832
		166,564

HEALTH CARE — 5.86%
Advanced Medical Optics, Inc.[1]	675,000	28,215
Kyphon Inc.[1]	400,000	16,332
Wright Medical Group, Inc.[1]	650,000	13,260
FoxHollow Technologies, Inc.[1]	400,000	11,916
Psychiatric Solutions, Inc.[1]	199,000	11,689
Greatbatch, Inc.[1]	405,200	10,539
Alfresa Holdings Corp.[2]	200,000	9,366
Tecan Group Ltd., Männedorf[2]	125,855	5,503
Ondine Biopharma Corp.[1,3,4]	1,660,000	2,285
Ondine Biopharma Corp. (GDR)[1,2,3,4]	490,000	674
Ondine Biopharma Corp.[1,3]	400,000	550
Toho Pharmaceutical Co., Ltd.[2]	220,000	2,767
Extendicare Inc., Class A	150,000	2,361
QIAGEN NV1,2	187,404	2,204
Theravance, Inc.[1]	90,000	2,027
CV Therapeutics, Inc.[1]	70,000	1,731
Idenix Pharmaceuticals, Inc.[1]	100,000	1,711
ZymoGenetics Inc.[1]	100,000	1,701
AtheroGenics, Inc.[1]	80,000	1,601
Human Genome Sciences, Inc.[1]	125,000	1,070
Alexion Pharmaceuticals, Inc.[1]	50,000	1,012
Lumenis Ltd.[1]	300,000	666
OSI Pharmaceuticals, Inc.[1]	7,365	207
		129,387

MATERIALS — 4.75%
Sino-Forest Corp., Class A1	3,245,000	13,788
Hanwha Chemical Corp.[2]	1,048,000	11,916
Kenmare Resources PLC[1]	15,317,759	10,267
UrAsia Energy Ltd.[1]	5,000,000	9,333
European Goldfields Ltd.[1,2]	4,341,100	8,514
Dongkuk Steel Mill Co., Ltd.[2]	517,998	8,185
Energem Resources Inc.[1]	4,065,000	6,853
Central African Mining & Exploration Co. PLC[1]	24,080,000	5,107
Adastra Minerals Inc.[1]	1,250,000	1,914
Adastra Minerals Inc.[1,4]	875,000	1,340
Adastra Minerals Inc., GBP denominated[1,4]	800,000	1,182
Sierra Leone Diamond Co. Ltd.[1,3]	5,805,000	4,390
Hanil Cement Co., Ltd.	57,200	4,099
Gemfields Resources PLC[1,4]	2,666,000	1,741
Gemfields Resources PLC[1]	2,000,000	1,306
Ballarat Goldfields NL1,4	10,250,000	2,933
AMR Technologies Inc.[1,4]	1,600,000	2,257
AMR Technologies Inc.[1]	400,000	564
Northern Orion Resources Inc.[1,4]	666,600	2,173
Oriel Resources PLC[1,2]	5,052,000	2,131
Uruguay Mineral Exploration Inc.[1]	400,000	1,651
M-real Oyj, Class B2	257,000	1,282
Aricom PLC[1,2]	4,000,000	1,177
Sungshin Cement Co., Ltd.[2]	38,150	764
Thistle Mining Inc., GBP denominated[1,2]	10,500	3
Thistle Mining Inc.[1,2]	18,300	—
		104,870

CONSUMER STAPLES — 2.34%
Cosan SA Indústria e Comércio, ordinary nominative[1]	400,000	11,664
Coca-Cola West Japan Co. Ltd.[2]	418,400	9,770
Herbalife Ltd.[1]	227,000	7,382
IAWS Group PLC	440,000	6,323
DELTA HOLDING SA2	519,000	6,148
CP Seven Eleven PCL	23,580,000	3,392
Cawachi Ltd.[2]	62,000	2,629
China Mengniu Dairy Co.[2]	2,987,000	2,547
Efes Breweries International NV (GDR)[1,2,4]	68,700	1,928
		51,783

TELECOMMUNICATION SERVICES — 2.17%
TIM Participações SA, preferred nominative (ADR)	955,020	$24,143
LG Telecom Ltd.[1,2]	1,685,422	11,059
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	3,153
Telemig Celular Participações SA, preferred nominative	1,617,616,000	3,143
Tele Centro Oeste Celular Participações SA, preferred nominative	260,357	2,984
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	129,500	1,453
Tele Centro Oeste Celular Participações SA, ordinary nominative	5,228	56
Unwired Group Ltd.[1]	6,072,334	1,893
		47,884

UTILITIES — 1.55%
Xinao Gas Holdings Ltd.[2]	32,539,000	25,781
Reliance Energy Ltd.[2]	207,300	2,788
E1 Corp.	66,410	2,749
Tata Power Co. Ltd.[2]	178,953	1,736
Electricity Generating PCL	550,000	1,140
		34,194

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		105,412

Total common stocks (cost: $1,527,244,000)		2,027,403

Rights & warrants — 0.14%

CONSUMER DISCRETIONARY — 0.09%
Pantaloon Retail Ltd., rights, expire 2006[1,2]	70,000	1,863

MATERIALS — 0.04%
Northern Orion Resources Inc., warrants, expire 2008[1,4]	333,000	587
Kenmare Resources PLC, warrants, expire 2009[1]	525,000	205
AMR Technologies Inc., warrants, expire 2008[1,4]	800,000	158
Namibian Minerals Corp., warrants, expire 2006[1,2]	950,000	—
		950

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	666,000	232

Total rights & warrants (cost: $76,000)		3,045

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,2,4]	125,000	—

Total convertible securities (cost: $625,000)		—

	Principal amount	Market value
Short-term securities — 7.90%	(000)	(000)

Preferred Receivables Funding Corp. 4.30% due 1/17/2006[4]	$23,100	$23,053
Federal Home Loan Bank 4.05% due 1/11/2006	22,700	22,672
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	22,400	22,300
IXIS Commercial Paper Corp. 4.26%-4.30% due 2/2-2/10/2006[4]	20,000	19,914
Barton Capital Corp. 4.12% due 1/5/2006[4]	13,800	13,792
Mont Blanc Capital Corp. 4.27% due 1/6/2006[4]	12,900	12,891
Amsterdam Funding Corp. 4.28% due 2/3/2006[4]	11,500	11,453
General Electric Capital Corp. 4.20% due 1/3/2006	9,500	9,496
Fannie Mae 4.29% due 3/8/2006	8,800	8,730
Shell International Finance BV 4.28% due 2/10/2006	8,600	8,558
American Honda Finance Corp. 4.24% due 1/19/2006	7,800	7,783
KfW International Finance Inc. 4.23% due 1/27/2006[4]	7,200	7,177
Old Line Funding, LLC 4.11% due 1/4/2006[4]	6,600	6,597

Total short-term securities (cost: $174,412,000)		174,416

Total investment securities (cost: $1,702,357,000)		2,204,864
Other assets less liabilities		3,488

Net assets		$2,208,352

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 158 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $915,916,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $132,728,000, which represented 6.01% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 91.04%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.22%
Google Inc., Class A1	2,726,700	$1,131,199
Microsoft Corp.	19,015,000	497,242
Texas Instruments Inc.	7,626,000	244,566
Yahoo! Inc.[1]	5,726,500	224,364
Corning Inc.[1]	11,150,000	219,209
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,068	150,069
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,950,000	68,874
KLA-Tencor Corp.	3,705,000	182,768
Xilinx, Inc.	7,240,000	182,521
SOFTBANK CORP.	3,904,000	164,776
Maxim Integrated Products, Inc.	4,005,000	145,141
Cisco Systems, Inc.[1]	8,433,000	144,373
Analog Devices, Inc.	3,675,000	131,822
Linear Technology Corp.	2,895,000	104,423
Novell, Inc.[1]	9,500,000	83,885
Samsung Electronics Co., Ltd.	125,000	81,770
First Data Corp.	1,850,000	79,568
Altera Corp.[1]	3,750,000	69,488
Microchip Technology Inc.	2,150,000	69,122
AU Optronics Corp.	41,016,120	61,349
VeriSign, Inc.[1]	2,300,000	50,416
Iron Mountain Inc.[1]	1,100,000	46,442
Advanced Micro Devices, Inc.[1]	1,340,000	41,004
Dell Inc.[1]	1,270,000	38,087
Cadence Design Systems, Inc.[1]	2,096,300	35,469
International Business Machines Corp.	400,000	32,880
LG.Philips LCD Co., Ltd. (ADR) (Korea)[1]	1,400,000	30,044
Applied Materials, Inc.	1,605,000	28,794
Oracle Corp.[1]	2,350,000	28,693
Ceridian Corp.[1]	1,100,000	27,335
Hon Hai Precision Industry Co., Ltd.	3,919,135	21,534
Micron Technology, Inc.[1]	1,600,000	21,296
Sabre Holdings Corp., Class A	796,959	19,215
Mentor Graphics Corp.[1]	1,850,000	19,129
Automatic Data Processing, Inc.	400,000	18,356
Compuware Corp.[1]	2,025,000	18,164
Intuit Inc.[1]	225,176	12,002
Murata Manufacturing Co., Ltd.	180,000	11,533
Hirose Electric Co., Ltd.	75,000	9,999
Hewlett-Packard Co.	250,000	7,157
Sanmina-SCI Corp.[1]	1,430,000	6,092
		4,560,170

CONSUMER DISCRETIONARY — 16.66%
Lowe’s Companies, Inc.	6,885,000	$458,954
Target Corp.	7,890,000	433,713
Carnival Corp., units	5,585,000	298,630
Starbucks Corp.[1]	6,920,000	207,669
Expedia, Inc.[1]	8,546,630	204,777
Best Buy Co., Inc.	4,490,400	195,243
Harrah’s Entertainment, Inc.	2,642,000	188,348
IAC/InterActiveCorp[1]	6,397,630	181,117
News Corp. Inc.	10,980,000	170,739
Liberty Global, Inc., Class A1	4,232,500	95,231
Liberty Global, Inc., Class C1	3,389,720	71,862
Michaels Stores, Inc.	4,070,000	143,956
Kohl’s Corp.[1]	2,726,766	132,521
Liberty Media Corp., Class A1	14,670,000	115,453
Time Warner Inc.	6,607,725	115,239
Clear Channel Communications, Inc.	2,612,500	82,163
Applebee’s International, Inc.	3,107,000	70,187
eBay Inc.[1]	1,500,000	64,875
International Game Technology	1,881,000	57,897
Takashimaya Co., Ltd.	3,440,000	54,928
Gentex Corp.	2,700,000	52,650
Magna International Inc., Class A	725,000	52,185
Comcast Corp., Class A, special nonvoting stock[1]	1,240,000	31,856
Comcast Corp., Class A1	768,615	19,953
Harley-Davidson Motor Co.	852,800	43,911
Apollo Group, Inc., Class A1	695,000	42,020
Ross Stores, Inc.	1,400,000	40,460
Toyota Motor Corp.	765,000	39,680
Outback Steakhouse, Inc.	600,000	24,966
Limited Brands, Inc.	1,087,457	24,305
Discovery Holding Co.[1]	1,549,000	23,467
Gap, Inc.	1,064,600	18,780
		3,757,735

ENERGY — 14.99%
Schlumberger Ltd.	3,609,800	350,692
Burlington Resources Inc.	3,190,000	274,978
Halliburton Co.	3,880,000	240,405
EOG Resources, Inc.	3,265,000	239,553
Devon Energy Corp.	3,409,072	213,203
Transocean Inc.[1]	2,731,400	190,351
Diamond Offshore Drilling, Inc.	2,660,000	185,029
Canadian Natural Resources, Ltd.	3,625,700	179,726
Newfield Exploration Co.[1]	3,317,200	166,092
Suncor Energy Inc.	2,524,200	159,190
BJ Services Co.	4,134,000	151,594
Murphy Oil Corp.	2,698,800	145,708
Southwestern Energy Co.[1]	3,081,200	110,738
Petro-Canada	2,660,300	106,746
Quicksilver Resources Inc.[1]	1,974,150	82,934
Baker Hughes Inc.	1,250,000	75,975
OPTI Canada Inc.[1]	2,140,000	70,260
National Oilwell Varco Inc.[1]	844,700	52,963
Norsk Hydro ASA	490,000	50,298
Rosetta Resources Inc.[1,2,3,4]	2,980,000	48,276
Saipem SpA	2,755,000	45,161
Talisman Energy Inc.	800,000	42,304
FMC Technologies, Inc.[1]	850,000	36,482
ENSCO International Inc.	725,000	32,154
Denbury Resources Inc.[1]	1,400,000	31,892
Exxon Mobil Corp.	550,000	30,893
BG Group PLC	3,050,000	30,114
Caltex Australia Ltd.	1,484,030	21,099
Noble Corp.	225,000	15,871
		3,380,681

HEALTH CARE — 12.63%
Roche Holding AG	2,160,000	324,008
Sanofi-Aventis	3,533,900	309,286
WellPoint, Inc.[1]	2,655,000	211,843
AstraZeneca PLC (ADR) (United Kingdom)	2,715,000	131,949
AstraZeneca PLC (Sweden)	1,200,000	58,646
Express Scripts, Inc.[1]	1,928,000	161,566
Cardinal Health, Inc.	2,150,000	147,813
Medtronic, Inc.	2,500,000	143,925
Gilead Sciences, Inc.[1]	2,620,000	137,891
Schering-Plough Corp.	6,000,000	125,100
UnitedHealth Group Inc.	1,925,000	119,619
Forest Laboratories, Inc.[1]	2,710,000	110,243
Amgen Inc.[1]	1,300,000	102,518
Guidant Corp.	1,377,700	89,206
Medco Health Solutions, Inc.[1]	1,419,000	79,180
Shire PLC (ADR)	2,000,000	77,580
Sepracor Inc.[1]	1,500,000	77,400
Vertex Pharmaceuticals Inc.[1]	2,500,000	69,175
Endo Pharmaceuticals Holdings Inc.[1]	2,000,000	60,520
Eli Lilly and Co.	970,000	54,892
Aveta, Inc.[1,2,3,4]	3,918,000	52,893
American Pharmaceutical Partners, Inc.[1]	1,275,000	49,457
Kinetic Concepts, Inc.[1]	1,000,000	39,760
Biogen Idec Inc.[1]	835,000	37,851
McKesson Corp.	665,000	34,307
Martek Biosciences Corp.[1]	1,000,000	24,610
Allergan, Inc.	160,000	17,274
		2,848,512

CONSUMER STAPLES — 7.13%
Altria Group, Inc.	7,380,000	551,434
Walgreen Co.	5,000,000	221,300
Seven & I Holdings Co., Ltd.[1]	3,942,000	168,719
PepsiCo, Inc.	1,845,000	109,003
Anheuser-Busch Companies, Inc.	2,325,000	99,882
Whole Foods Market, Inc.	1,050,000	81,259
Coca-Cola Co.	1,945,000	78,403
Bunge Ltd.	1,300,000	73,593
Constellation Brands, Inc., Class A1	2,624,000	68,828
Performance Food Group Co.[1]	1,650,000	46,810
Avon Products, Inc.	1,526,000	43,567
Wm. Wrigley Jr. Co.	450,000	29,920
Procter & Gamble Co.	380,000	21,994
General Mills, Inc.	265,000	13,070
		1,607,782

FINANCIALS — 6.01%
Fannie Mae	4,120,000	201,097
Banco Bradesco SA, preferred nominative (ADR)	6,750,000	196,762
American International Group, Inc.	2,725,000	185,927
Freddie Mac	2,297,700	150,155
Citigroup Inc.	2,575,000	124,965
Mitsui Trust Holdings, Inc.	9,300,000	111,609
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,640,000	104,255
Promise Co., Ltd.	1,445,000	96,137
XL Capital Ltd., Class A	955,000	64,348
Golden West Financial Corp.	570,000	37,620
Bank of New York Co., Inc.	900,000	28,665
Wells Fargo & Co.	400,000	25,132
Mitsubishi UFJ Financial Group, Inc.	1,457	19,758
Marsh & McLennan Companies, Inc.	253,600	8,054
		1,354,484

INDUSTRIALS — 5.06%
Tyco International Ltd.	6,761,500	195,137
General Electric Co.	4,430,000	155,271
Monster Worldwide Inc.[1]	3,100,000	126,542
Southwest Airlines Co.	7,670,300	126,023
Boeing Co.	1,165,000	81,830
United Parcel Service, Inc., Class B	1,061,100	79,742
Lockheed Martin Corp.	1,150,000	73,175
Northrop Grumman Corp.	1,150,000	69,127
Illinois Tool Works Inc.	474,600	41,760
MSC Industrial Direct Co., Inc., Class A	1,000,000	40,220
Allied Waste Industries, Inc.[1]	4,079,900	35,658
3M Co.	395,000	30,612
Robert Half International Inc.	800,000	30,312
JetBlue Airways Corp.[1]	1,875,000	28,838
General Dynamics Corp.	150,000	17,107
Raytheon Co.	246,000	9,877
		1,141,231

TELECOMMUNICATION SERVICES — 2.33%
Qwest Communications International Inc.[1]	43,050,000	243,232
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	41,186
Telephone and Data Systems, Inc.	1,130,000	40,714
Vodafone Group PLC (ADR)	1,850,000	39,720
Vodafone Group PLC	12,250,000	26,421
Sprint Nextel Corp.	2,819,602	65,866
Bharti Tele-Ventures Ltd.[1]	7,499,800	57,620
United States Cellular Corp.[1]	204,900	10,122
		524,881

MATERIALS — 1.73%
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	75,562
Barrick Gold Corp.	2,700,000	75,249
Rio Tinto PLC	1,400,000	63,880
Monsanto Co.	700,000	54,271
CRH PLC	1,700,000	49,963
Newcrest Mining Ltd.	2,740,000	48,845
Valspar Corp.	932,200	22,998
		390,768

UTILITIES — 0.14%
Questar Corp.	400,000	30,280

MISCELLANEOUS — 4.14%
Other common stocks in initial period of acquisition		934,223

Total common stocks (cost: $15,067,157,000)		20,530,747

	Principal amount	Market value
Bonds & notes — 0.12%	(000)	(000)

CONSUMER DISCRETIONARY — 0.12%
General Motors Corp. 8.25% 2023	$7,180	$4,649
General Motors Corp. 8.375% 2033	31,973	21,262

Total bonds & notes (cost: $29,284,000)		25,911

Short-term securities — 9.45%

Clipper Receivables Co., LLC 4.06%-4.28% due 1/9-1/25/2006[4]	128,400	128,166
Bank of America Corp. 4.25%-4.28% due 2/2-2/3/2006	100,000	99,614
Ranger Funding Co. LLC 4.29% due 1/20/2006[4]	25,000	24,940
Federal Home Loan Bank 4.16%-4.25% due 2/1-3/8/2006	124,054	123,395
Variable Funding Capital Corp. 4.14%-4.38% due 1/13-3/13/2006[4]	123,000	122,375
Concentrate Manufacturing Co. of Ireland 4.14%-4.27% due 1/4-2/7/2006[4]	118,100	117,781
Atlantic Industries 4.15%-4.25% due 1/24-1/27/2006[4]	75,000	74,782
Coca-Cola Co. 4.02% due 1/6/2006	38,600	38,575
HSBC Finance Corp. 4.11%-4.32% due 1/10-2/13/2006	112,500	112,234
Freddie Mac 4.19%-4.255% due 1/30-2/27/2006	104,600	104,070
Wells Fargo Bank, N.A. 4.12%-4.32% due 1/5-2/14/2006	97,100	97,100
International Lease Finance Corp. 4.25%-4.28% due 1/24-2/7/2006	96,050	95,656
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006[4]	82,300	81,878
General Electric Capital Corp. 4.20% due 1/3/2006	9,000	8,996
BellSouth Corp. 4.02%-4.24% due 1/5-1/26/2006[4]	85,000	84,829
Ciesco LLC 4.33% due 2/21/2006[4]	50,000	49,687
CAFCO, LLC 4.17%-4.36% due 1/6-3/1/2006[4]	34,300	34,218
Park Avenue Receivables Co., LLC 4.27%-4.30% due 1/27-2/8/2006[4]	52,300	52,085
Preferred Receivables Funding Corp. 4.23% due 1/4/2006[4]	31,000	30,985
IBM Capital Inc. 4.33% due 3/8-3/9/2006[4]	80,000	79,374
Pfizer Investment Capital PLC 4.13%-4.315% due 1/13-2/16/2006[4]	78,200	77,904
Fannie Mae 4.25%-4.31% due 3/2-3/15/2006	75,000	74,377
NetJets Inc. 4.15%-4.29% due 1/19-2/6/2006[4]	53,500	53,305
Triple-A One Funding Corp. 4.18%-4.30% due 1/10-1/18/2006[4]	51,184	51,116
Tennessee Valley Authority 4.05%-4.19% due 1/19-2/9/2006	51,000	50,806
Caterpillar Financial Services Corp. 4.22%-4.29% due 1/23-2/13/2006	50,000	49,763
Merck & Co. Inc. 4.26%-4.30% due 2/2-2/6/2006[4]	47,400	47,197
Medtronic Inc. 4.25% due 1/25/2006[4]	35,000	34,897
Anheuser-Busch Companies, Inc. 4.20%-4.31% due 2/1-3/15/2006[4]	32,000	31,783
Federal Farm Credit Banks 4.25% due 3/3/2006	27,800	27,596
Verizon Network Funding Corp. 4.26% due 1/17/2006	25,000	24,950
3M Co. 4.27% due 2/27/2006	25,000	24,828
Procter & Gamble Co. 4.24% due 2/21/2006[4]	21,700	21,566

Total short-term securities (cost: $2,130,741,000)		2,130,828

Total investment securities (cost: $17,227,182,000)		22,687,486
Other assets less liabilities		(136,623)

Net assets		$22,550,863

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Represents an affiliated company as defined under the Investment Company Act of 1940.
3 Valued under fair value procedures adopted by authority of the board of trustees.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,300,037,000, which represented 5.76% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

International Fund
Investment portfolio

December 31, 2005

Common stocks — 83.97%	Shares	Market value (000)

FINANCIALS — 21.47%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	$114,553
Mitsubishi UFJ Financial Group, Inc.[1]	7,342	99,535
Société Générale[1]	743,000	91,437
Kookmin Bank[1]	1,211,000	91,277
Hypo Real Estate Holding AG1	1,390,000	72,246
ICICI Bank Ltd.[1]	4,400,000	57,181
Macquarie Bank Ltd.[1]	1,143,898	57,175
ING Groep NV1	1,549,310	53,663
Allianz AG1	351,200	53,099
Swire Pacific Ltd., Class A1	5,720,000	51,342
ABN AMRO Holding NV1	1,572,234	41,103
UniCredito Italiano SpA[1]	5,600,000	38,501
Promise Co., Ltd.[1]	575,000	38,237
Banco Bilbao Vizcaya Argentaria, SA1	2,072,500	37,008
Sun Hung Kai Properties Ltd.[1]	3,730,000	36,316
Royal Bank of Scotland Group PLC[1]	1,156,278	34,854
Crédit Agricole SA1	1,100,000	34,661
Hongkong Land Holdings Ltd.[1]	10,500,000	32,973
Banco Santander Central Hispano, SA1	2,475,731	32,629
Takefuji Corp.[1]	465,000	31,527
St. George Bank Ltd.[1]	1,364,000	29,683
PartnerRe Holdings Ltd.	416,300	27,338
UBS AG1	285,000	27,149
Siam Commercial Bank PCL[1]	20,816,200	26,613
Shinhan Financial Group Co., Ltd.[1]	634,670	25,718
HSBC Holdings PLC (United Kingdom)[1]	767,460	12,326
HSBC Holdings PLC (Hong Kong)[1]	650,000	10,429
Mizuho Financial Group, Inc.[1]	2,770	21,968
Samsung Fire & Marine Insurance Co., Ltd.[1]	160,610	20,350
Bank of Nova Scotia	500,000	19,843
AXA[1]	550,000	17,762
Westpac Banking Corp.[1]	962,514	16,074
Mitsui Sumitomo Insurance Co., Ltd.[1]	1,280,000	15,650
Mitsui Trust Holdings, Inc.[1]	1,281,000	15,398
DnB NOR ASA[1]	1,050,000	11,200
		1,396,818

CONSUMER DISCRETIONARY — 10.29%
Grupo Televisa, SA, ordinary participation certificates (ADR)	867,000	69,794
Kingfisher PLC[1]	15,603,645	63,601
Yamada Denki Co., Ltd.[1]	425,000	52,993
Accor SA1	920,904	50,698
Swatch Group Ltd[1]	210,386	31,210
Swatch Group Ltd[1]	497,444	15,035
LG Electronics Inc.[1]	502,860	44,229
Mediaset SpA[1]	4,050,000	42,878
Rakuten, Inc.[1]	41,530	39,891
Sony Corp.[1]	950,000	38,800
Honda Motor Co., Ltd.[1]	604,500	34,472
Nikon Corp.[1]	1,856,000	29,139
News Corp. Inc. Class B	974,283	16,183
News Corp. Inc. Class A	687,292	10,687
Industria de Diseno Textil, SA1	703,077	22,903
Greek Organization of Football Prognostics SA1	646,160	22,210
DSG International PLC[1]	6,342,341	17,841
Cie. Financière Richemont AG, units, Class A1	325,000	14,123
Suzuki Motor Corp.[1]	700,000	12,973
Toyota Motor Corp.[1]	230,000	11,927
Kesa Electricals PLC[1]	2,070,000	9,245
Pearson PLC[1]	750,000	8,864
Publishing & Broadcasting Ltd.[1]	375,000	4,523
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	800,276	3,171
SET India Ltd.[1,2,3]	32,200	1,602
		668,992

INFORMATION TECHNOLOGY — 8.75%
SOFTBANK CORP.[1]	1,852,000	78,303
Samsung Electronics Co., Ltd.[1]	105,244	68,084
Rohm Co., Ltd.[1]	592,100	64,245
livedoor Co., Ltd.[1,2]	8,300,000	51,840
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	21,483,042	40,974
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	979,599	9,708
Murata Manufacturing Co., Ltd.[1]	605,000	38,750
Mediatek Incorporation[1]	3,004,000	35,445
Nippon Electric Glass Co., Ltd.[1]	1,580,000	34,429
Hirose Electric Co., Ltd.[1]	238,300	31,723
Hoya Corp.[1]	868,600	31,212
Tokyo Electron Ltd.[1]	435,000	27,243
Chi Mei Optoelectronics Corp.[1]	16,614,212	24,598
Hon Hai Precision Industry Co., Ltd.[1]	3,300,324	18,132
AU Optronics Corp.[1]	9,782,000	14,552
		569,238

TELECOMMUNICATION SERVICES — 8.24%
Telekom Austria AG1	6,094,899	136,594
Koninklijke KPN NV1	8,685,600	87,008
América Móvil SA de CV, Series L (ADR)	1,440,000	42,134
Telefónica, SA1	2,487,984	37,426
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	59,925,000	35,987
China Unicom Ltd.[1]	42,678,200	34,620
Vodafone Group PLC[1]	15,759,600	33,957
Tele Norte Leste Participações SA, preferred nominative	1,798,414	31,943
France Télécom, SA1	845,000	20,981
Chunghwa Telecom Co., Ltd. (ADR)	1,000,000	18,350
Belgacom SA1	510,000	16,620
KDDI Corp.[1]	2,130	12,282
Teléfonos de México, SA de CV, Class L (ADR)	460,000	11,353
China Netcom Group Corp. Ltd. (ADR) (China)	307,200	9,965
Deutsche Telekom AG1	280,000	4,661
Singapore Telecommunications Ltd.[1]	1,439,290	2,256
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		536,137

ENERGY — 8.14%
Canadian Natural Resources, Ltd.	1,540,000	76,338
Royal Dutch Shell PLC, Class B1	1,193,868	38,232
Royal Dutch Shell PLC, Class B (ADR)	275,839	17,800
Royal Dutch Shell PLC, Class A1	522,000	15,942
Reliance Industries Ltd.[1]	3,628,695	71,789
Oil & Natural Gas Corp. Ltd.[1]	2,213,000	57,782
Husky Energy Inc.	1,035,000	52,525
Petro-Canada	1,080,000	43,336
Norsk Hydro ASA[1]	410,000	42,329
Nexen Inc.	859,625	40,977
ENI SpA[1]	960,000	26,591
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	18,174
Repsol YPF, SA1	545,080	15,916
OAO NOVATEK (GDR)[1]	400,900	9,015
OAO NOVATEK (GDR)[1,3]	109,100	2,453
		529,199

HEALTH CARE — 5.79%
AstraZeneca PLC (United Kingdom)[1]	1,262,500	61,359
AstraZeneca PLC (Sweden)[1]	510,500	24,942
Roche Holding AG1	569,500	85,473
Novo Nordisk A/S, Class B1	1,439,000	80,903
UCB NV1	858,924	40,301
Fresenius Medical Care AG, preferred[1]	314,000	29,315
Sanofi-Aventis[1]	200,000	17,487
Shionogi & Co., Ltd.[1]	1,200,000	16,901
Ranbaxy Laboratories Ltd.[1]	1,176,000	9,501
Elan Corp., PLC (ADR)[2]	370,000	5,154
Coloplast A/S, Class B1	82,000	5,086
		376,422

CONSUMER STAPLES — 5.60%
Seven & I Holdings Co., Ltd.[1,2]	2,667,000	114,340
Nestlé SA1	147,820	44,139
Koninklijke Ahold NV1,2	5,205,000	39,016
Shinsegae Co., Ltd. (Korea)[1]	70,000	30,720
METRO AG1	574,000	27,688
Groupe Danone[1]	242,400	25,334
Wal-Mart de México, SA de CV, Series V	3,090,120	17,178
Orkla AS1	400,799	16,568
Woolworths Ltd.[1]	1,245,733	15,401
Heineken NV1	281,250	8,916
Unilever NV1	130,000	8,891
Uni-Charm Corp.[1]	195,000	8,754
Coca-Cola HBC SA	250,000	7,356
		364,301

MATERIALS — 5.51%
Bayer AG1	2,013,000	$84,087
Nitto Denko Corp.[1]	949,900	74,125
Placer Dome Inc.	2,070,000	47,397
Cemex, SA de CV, ordinary participation certificates, units (ADR)	468,581	27,801
Siam Cement PCL[1]	4,020,000	25,856
BHP Billiton PLC[1]	1,500,000	24,475
Cía. Vale do Rio Doce, ordinary nominative (ADR)	500,000	20,570
Holcim Ltd.[1]	285,714	19,454
Rio Tinto PLC[1]	337,500	15,416
L’Air Liquide[1]	72,000	13,830
Gold Fields Ltd.[1]	317,100	5,592
		358,603

INDUSTRIALS — 3.32%
Siemens AG1	575,000	49,192
Mitsubishi Corp.[1]	1,820,000	40,248
Bharat Heavy Electricals Ltd.[1]	1,100,000	33,924
Asahi Glass Co., Ltd.[1]	2,120,000	27,301
Capita Group PLC[1]	3,750,000	26,873
Qantas Airways Ltd.[1]	8,341,761	24,728
FANUC LTD[1]	162,000	13,740
		216,006

UTILITIES — 2.34%
Veolia Environnement[1]	1,380,900	62,466
E.ON AG1	215,000	22,254
Scottish Power PLC[1]	2,190,000	20,437
National Grid PLC[1]	1,842,857	18,017
Hong Kong and China Gas Co. Ltd.[1]	7,000,000	14,933
Gas Natural SDG, SA1	500,000	13,994
		152,101

MISCELLANEOUS — 4.52%
Other common stocks in initial period of acquisition		294,125

Total common stocks (cost: $3,808,283,000)		5,461,942

	Principal amount
Short-term securities — 15.81%	(000)

Thunder Bay Funding, LLC 4.20%-4.36% due 1/6-2/15/2006[3]	$48,136	47,993
Old Line Funding, LLC 4.14% due 1/5/2006[3]	17,100	17,090
Federal Home Loan Bank 4.10%-4.20% due 1/11-2/8/2006	56,400	56,244
Sheffield Receivables Corp. 4.14%-4.21% due 1/3-1/13/2006[3]	52,800	52,739
KfW International Finance Inc. 4.23%-4.35% due 1/27-2/27/2006[3]	50,400	50,182
Pfizer Investment Capital PLC 4.225% due 1/19/2006[3]	50,000	49,888
Concentrate Manufacturing Co. of Ireland 4.22%-4.26% due 1/12-2/1/2006[3]	50,000	49,858
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	50,000	49,741
IXIS Commercial Paper Corp. 4.31% due 2/10-2/23/2006[3]	50,000	49,725
Siemens Capital Co. LLC 4.20%-4.31% due 2/8-3/6/2006	46,500	46,228
Freddie Mac 4.21%-4.23% due 1/31-2/16/2006	46,000	45,790
American Honda Finance Corp. 4.09%-4.20% due 1/4-1/23/2006	41,500	41,445
Atlantic Industries 4.15%-4.24% due 1/17-2/6/2006[3]	39,750	39,637
Bank of Ireland 4.34% due 2/14/2006[3]	38,000	37,794
Swedish Export Credit Corp. 4.24%-4.25% due 1/12-1/20/2006	35,000	34,941
Park Avenue Receivables Co., LLC 4.29%-4.30% due 1/13/2006[3]	30,800	30,752
DaimlerChrysler Revolving Auto Conduit LLC II 4.30%-4.33% due 1/4-1/26/2006	29,500	29,460
Procter & Gamble Co. 4.18% due 1/3/2006[3]	25,000	24,991
Ranger Funding Co. LLC 4.23% due 1/5/2006[3]	25,000	24,985
Mont Blanc Capital Corp. 4.20% due 1/6/2006[3]	25,000	24,982
Caisse d’Amortissement de la Dette Sociale 4.19% due 1/30/2006	25,000	24,913
Toyota Motor Credit 4.29% due 2/6/2006	25,000	24,891
Electricité de France 4.20% due 1/18/2006	24,750	24,698
Canadian Imperial Holdings Inc. 4.35% due 2/28/2006	21,900	21,741
BMW U.S. Capital Corp. 4.22%-4.23% due 1/13-1/30/2006[3]	20,380	20,325
Barton Capital LLC 4.18% due 1/10/2006[3]	20,102	20,079
Nestle Capital Corp. 4.06% due 1/9/2006[3]	20,000	19,980
Stadshypotek Delaware Inc. 4.30% due 2/14/2006[3]	20,000	19,894
Amsterdam Funding Corp. 4.30% due 1/17/2006[3]	19,300	19,261
CBA (Delaware) Finance Inc. 4.28% due 2/7/2006	11,600	11,548
BNP Paribas Finance Inc. 4.30% due 2/8/2006	11,000	10,949
Dexia Delaware LLC 4.26% due 2/2/2006	5,650	5,628

Total short-term securities (cost: $1,028,341,000)		1,028,372

Total investment securities (cost: $4,836,624,000)		6,490,314
Other assets less liabilities		14,427

Net assets		$6,504,741

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 142 of the fund’s securities, including those in “Other securities” and “Miscellaneous” in the summary investment portfolio (with aggregate value of $4,658,539,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $607,381,000, which represented 9.34% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

December 31, 2005

Common stocks — 78.91%	Shares	Market value (000)

FINANCIALS — 15.38%
Housing Development Finance Corp. Ltd.[1]	435,100	$11,680
PT Bank Rakyat Indonesia[1]	29,171,150	8,973
China Construction Bank Corp., H shares[2]	23,938,100	8,336
Banco Itaú Holding Financeira SA, preferred nominative	328,000	7,903
Unibanco-União de Bancos Brasileiros SA, units (GDR)	111,000	7,056
Bank Muscat (SAOG) (GDR)[1,2]	285,500	6,920
EFG International[1,2]	240,000	6,388
HSBC Holdings PLC[1]	325,000	5,215
Piraeus Bank SA1	221,000	4,733
Bank Polska Kasa Opieki SA1	88,000	4,731
Banco Latinoamericano de Exportaciones, SA	235,000	4,300
ICICI Bank Ltd.[1]	282,174	3,667
ICICI Bank Ltd. (ADR)	8,000	230
Finansbank AS1,2	875,000	3,892
Grupo Financiero Banorte, SA de CV	1,800,000	3,778
National Savings and Commercial Bank Ltd.[1]	114,000	3,716
KASIKORNBANK PCL, nonvoting depositary receipt[1]	2,120,000	3,619
National Bank of Pakistan	1,050,000	3,507
Itaúsa — Investimentos Itaú SA, preferred nominative	988,790	3,132
Erste Bank der oesterreichischen Sparkassen AG1	55,600	3,085
Bank Hapoalim Ltd.[1]	650,000	3,014
American International Group, Inc.	33,000	2,252
Citigroup Inc.	42,000	2,038
Bank of the Philippine Islands[1]	1,844,616	1,894
Kookmin Bank[1]	23,000	1,734
Banco Santander Central Hispano, SA1	100,782	1,328
HDFC Bank Ltd.[1]	36,500	575
		117,696

CONSUMER STAPLES — 9.40%
Tesco PLC[1]	1,903,418	10,849
Nestlé SA1	31,500	9,406
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	180,000	6,849
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,439
Pyaterochka Holding NV (GDR)[1,2,3]	477,200	6,899
PepsiCo, Inc.	71,000	4,195
Fomento Económico Mexicano, SA de CV (ADR)	57,300	4,155
Avon Products, Inc.	126,800	3,620
Migros Türk TAS[1]	370,147	3,596
Wal-Mart de México, SA de CV, Series V (ADR)	44,000	2,442
Wal-Mart de México, SA de CV, Series V	200,000	1,112
Coca-Cola Co.	71,000	2,862
Anheuser-Busch Companies, Inc.	65,000	2,792
Unilever NV1	26,500	1,812
Coca-Cola HBC SA	60,000	1,765
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,718
Hindustan Lever Ltd.[1]	360,000	1,576
Groupe Danone[1]	14,982	1,566
Oriflame Cosmetics SA (SDR)[1]	50,000	1,442
Heineken NV1	31,250	990
Unilever PLC[1]	87,587	868
		71,953

CONSUMER DISCRETIONARY — 8.80%
Maruti Udyog Ltd.[1]	823,000	11,630
Toyota Motor Corp.[1]	211,100	10,947
Honda Motor Co., Ltd.[1]	119,000	6,786
Kuoni Reisen Holding AG, Class B2	14,000	5,790
Grupo Televisa, SA, ordinary participation certificates (ADR)	64,900	5,224
Merry Electronics Co., Ltd.[1]	1,460,000	4,281
Yue Yuen Industrial (Holdings) Ltd.[1]	1,495,000	4,171
Laureate Education, Inc.[2]	75,000	3,938
Makita Corp.[1]	160,000	3,931
Motor Industries Co. Ltd.	50,000	3,161
Central European Media Enterprises Ltd., Class A (USA — Incorporated in Bermuda)[2]	49,600	2,872
Li & Fung Ltd.[1]	806,000	1,556
LG Electronics Inc.[1]	14,700	1,293
Astro All Asia Networks PLC[1]	928,100	1,289
Koninklijke Philips Electronics NV1	16,000	497
		67,366

MATERIALS — 7.10%
Cía. Vale do Rio Doce, preferred nominative, Class A	179,500	6,434
Cía. Vale do Rio Doce, ordinary nominative (ADR)	36,900	1,518
Phelps Dodge Corp.	45,000	6,474
Cemex, SA de CV, ordinary participation certificates, units (ADR)	99,990	5,932
Votorantim Celulose e Papel SA, preferred nominative (ADR)	475,000	5,838
Associated Cement Companies Ltd.[1]	430,000	5,106
Hindalco Industries Ltd.[1]	1,350,000	4,309
Siam Cement PCL[1]	433,000	2,785
AngloGold Ashanti Ltd.[1]	49,500	2,450
BHP Billiton PLC[1]	142,664	2,328
Ivanhoe Mines Ltd.[2]	303,100	2,177
Holcim Ltd.[1]	31,500	2,145
Asian Paints Ltd.	160,000	2,059
Harmony Gold Mining Co. Ltd.[1,2]	140,000	1,867
Aracruz Celulose SA, Class B, preferred nominative (ADR)	43,300	1,733
Siam City Cement PCL[1]	80,000	655
Formosa Plastics Corp.[1]	340,843	526
		54,336

TELECOMMUNICATION SERVICES — 6.95%
América Móvil SA de CV, Series L (ADR)	310,000	9,071
Telekom Austria AG1	280,000	6,275
Partner Communications Co. Ltd.[1]	571,500	4,807
Partner Communications Co. Ltd. (ADR)	10,000	84
Telefónica, SA1	286,632	4,312
Pakistan Telecommunication Corp.	3,900,000	4,271
China Unicom Ltd.[1]	5,038,000	4,087
Maxis Communications Bhd.[1]	1,734,000	3,854
Brasil Telecom Participações SA, preferred nominative (ADR)	100,000	3,735
Tele Norte Leste Participações SA, preferred nominative	185,297	3,291
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	3,267
Magyar Telekom Telecommunications Co. Ltd. (ADR)	110,000	2,423
Teléfonos de México, SA de CV, Class L (ADR)	50,000	1,234
KT Corp. (ADR)	50,000	1,077
GLOBE TELECOM, Inc.[1]	76,534	1,062
Advanced Info Service PCL[1]	122,000	321
		53,171

INFORMATION TECHNOLOGY — 6.28%
NHN Corp.[1,2]	33,000	8,769
Samsung Electronics Co., Ltd.[1]	11,200	7,245
Mediatek Incorporation[1]	533,472	6,295
Hon Hai Precision Industry Co., Ltd.[1]	1,125,328	6,183
Acer Inc.[1]	2,200,000	5,540
Kingboard Chemical Holdings Ltd.[1]	1,690,000	4,571
Hoya Corp.[1]	114,400	4,111
Venture Corp. Ltd.[1]	221,000	1,834
QUALCOMM Inc.	42,000	1,809
NetEase.com, Inc. (ADR)[2]	30,000	1,685
		48,042

INDUSTRIALS — 6.24%
Bharat Heavy Electricals Ltd.[1]	300,000	9,252
ALL — América Latina Logística, units	185,000	7,898
Daelim Industrial Co., Ltd.[1]	102,000	7,265
Wienerberger AG1	181,500	7,237
Thai Airways International PCL[1]	4,315,300	4,627
AGCO Corp.[2]	260,000	4,308
Asahi Glass Co., Ltd.[1]	272,000	3,503
Hyundai Development Co.[1]	58,200	2,630
3M Co.	13,200	1,023
		47,743

ENERGY — 5.34%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	65,000	4,633
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	3,412
Oil & Natural Gas Corp. Ltd.[1]	222,800	5,817
FMC Technologies, Inc.[2]	116,600	5,004
MOL Magyar Olaj- és Gázipari Rt., Class A1	40,841	3,825
China Shenhua Energy Co. Ltd.[1,2]	2,950,000	3,251
Nexen Inc.	63,428	3,024
PetroChina Co. Ltd. ,Class H1	3,200,000	2,630
Reliance Industries Ltd.[1]	110,000	2,176
Harvest Natural Resources, Inc.[2]	242,000	2,149
Royal Dutch Shell PLC, Class B (ADR)	29,949	1,933
Noble Energy, Inc.	46,000	1,854
China Oilfield Services Ltd., Class H1	2,911,300	1,177
		40,885

UTILITIES — 5.30%
Perusahaan Gas Negara (Persero) Tbk.[1]	8,297,000	$5,814
NTPC Ltd.[1]	2,210,000	5,503
CPFL Energia SA (ADR)	144,000	5,018
Unified Energy System of Russia (GDR) (Russia)[1]	107,400	4,578
Gas Natural SDG, SA1	160,600	4,495
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,354
Reliance Energy Ltd.[1]	241,500	3,248
GAIL Ltd. (India)[1]	541,527	3,194
AES Corp.[2]	200,000	3,166
Veolia Environnement[1]	49,000	2,217
		40,587

HEALTH CARE — 3.59%
Novo Nordisk A/S, Class B1	140,160	7,880
KRKA, d.d., Novo mesto[1]	13,000	6,588
Gedeon Richter Ltd.[1]	20,400	3,661
Ranbaxy Laboratories Ltd.[1]	380,858	3,077
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	3,011
Dr. Reddy’s Laboratories Ltd.[1]	120,000	2,606
AstraZeneca PLC[1]	12,700	620
		27,443

MISCELLANEOUS — 4.53%
Other common stocks in initial period of acquisition		34,702

Total common stocks (cost: $430,346,000)		603,924

Rights & warrants — 0.04%

MATERIALS — 0.03%
Hindalco Industries Ltd., rights, expire 2006[2]	337,500	264

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	169,000	59

Total rights & warrants (cost: $0)		323

	Principal amount
Bonds & notes — 10.12%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 9.37%
United Mexican States Government Global 9.875% 2010	$4,125	4,849
United Mexican States Government Global 11.375% 2016	1,408	2,073
United Mexican States Government Global 4.83% 2009[4]	1,250	1,269
United Mexican States Government Global 8.625% 2008	1,154	1,244
United Mexican States Government Global 6.375% 2013	1,000	1,065
United Mexican States Government, Series M20, 8.00% 2023	MXP11,599	1,030
United Mexican States Government, Series MI10, 8.00% 2013	MXP9,402	874
United Mexican States Government Global 10.375% 2009	$750	865
United Mexican States Government, Series MI10, 9.50% 2014	MXP2,000	203
Russian Federation 8.25% 2010	$7,200	7,682
Russian Federation 5.00%/7.50% 2030[3,5]	3,406	3,849
Russian Federation 5.00%/7.50% 2030[5]	750	847
Russian Federation 8.25% 2010[3]	566	604
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,064
Brazil (Federal Republic of) Global 8.00% 2018	2,434	2,632
Brazil (Federal Republic of) Global 9.25% 2010	2,200	2,467
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,795
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,123
Brazil (Federal Republic of) Global 14.50% 2009	550	707
Brazil (Federal Republic of) Global 5.25% 2009[4]	327	326
Brazilian Treasury Bill 0% 2007	R$1	257
Argentina (Republic of) 6.84% 2033[6,7]	ARS14,331	4,416
Argentina (Republic of) 0.72% 2038[7]	ARS11,138	1,560
Argentina (Republic of) 3.504% 2012[4]	$2,000	1,543
Argentina (Republic of) GDP-Linked 2035	ARS43,865	718
Argentina (Republic of) 2.192% 2014[7]	ARS1,096	327
Peru (Republic of) 9.125% 2012	$2,800	3,213
Peru (Republic of) 8.375% 2016	1,725	1,902
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[4]	882	835
Peru (Republic of) 7.35% 2025	500	495
Colombia (Republic of) Global 10.00% 2012	2,100	2,509
Colombia (Republic of) Global 10.75% 2013	1,360	1,693
Columbia (Republic of) 8.125% 2024	500	543
Columbia (Republic of) Global 8.25% 2014	400	446
Colombia (Republic of) Global 11.75% 2020	300	416
Panama (Republic of) Global 9.375% 2023	948	1,192
Panama (Republic of) Global 9.375% 2029	905	1,143
Panama (Republic of) Global 9.375% 2012	790	928
Panama (Republic of) Global 7.125% 2026	890	906
Panama (Republic of) Global 8.875% 2027	300	359
Panama (Republic of) Global 9.625% 2011	219	257
Turkey (Republic of) 11.875% 2030	1,225	1,890
Turkey (Republic of) 20.00% 2007	TRY1,775	1,443
Turkey (Republic of) 15.00% 2010	TRY680	552
Philippines (Republic of) 8.375% 2009	$1,665	1,786
Philippines (Republic of) Global 10.625% 2025	1,200	1,530
Venezuela (Republic of) 9.25% 2027	170	202
Venezuela (Republic of) Global 8.50% 2014	55	61
		71,690

INFORMATION TECHNOLOGY — 0.50%
Amkor Technology, Inc. 7.125% 2011	2,730	2,416
Amkor Technology, Inc. 10.50% 2009	1,495	1,383
		3,799

UTILITIES — 0.14%
Enersis SA 7.375% 2014	650	700
AES Gener SA 7.50% 2014	400	407
		1,107

INDUSTRIALS — 0.06%
TFM, SA de CV 9.375% 2012[3]	400	440

ENERGY — 0.05%
Pemex Project Funding Master Trust 8.00% 2011	200	225
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,8]	200	189
		414

Total bonds & notes (cost: $69,450,000)		77,450

	Principal amount	Market value
Short-term securities — 10.44%	(000)	(000)

Freddie Mac 4.08%-4.22% due 1/24-2/14/2006	$9,800	$9,755
Fannie Mae 4.29% due 3/8/2006	9,600	9,524
Barton Capital Corp. 4.12% due 1/5/2006[3]	9,000	8,995
Federal Home Loan Bank 4.05% due 1/11/2006	8,600	8,589
Amsterdam Funding Corp. 4.26% due 1/18/2006[3]	6,900	6,885
IXIS Commercial Paper Corp. 4.29% due 2/3/2006[3]	6,700	6,673
DaimlerChrysler Revolving Auto Conduit LLC II 4.23% due 1/4/2006	5,700	5,697
Thunder Bay Funding, LLC 4.18% due 1/9/2006[3]	5,630	5,624
Bank of Ireland 4.225% due 1/23/2006[3]	5,400	5,386
Citigroup Funding Inc. 4.36% due 2/22/2006	4,800	4,772
Shell International Finance BV 4.28% due 2/10/2006	4,500	4,478
General Electric Capital Corp. 4.20% due 1/3/2006	3,500	3,498

Total short-term securities (cost: $79,874,000)		79,876

Total investment securities (cost: $579,670,000)		761,573
Other assets less liabilities		3,778

Net assets		$765,351

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 94 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $387,230,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $45,544,000, which represented 5.95% of the net assets of the fund.
4 Coupon rate may change periodically.
5 Step bond; coupon rate will increase at a later date.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Index-linked bond whose principal amount moves with a government retail price index.
8 Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 93.28%	Shares	Market value (000)

FINANCIALS — 19.61%
Fannie Mae	2,380,000	$116,168
American International Group, Inc.	1,300,000	88,699
J.P. Morgan Chase & Co.	2,100,000	83,349
Capital One Financial Corp.	700,000	60,480
Bank of America Corp.	1,075,000	49,611
Citigroup Inc.	925,000	44,890
Freddie Mac	675,000	44,111
MBNA Corp.	1,550,000	42,082
Washington Mutual, Inc.	750,000	32,625
HSBC Holdings PLC (ADR)	225,000	18,106
Jefferson-Pilot Corp.	250,000	14,232
Bank of New York Co., Inc.	440,000	14,014
Equity Office Properties Trust	400,000	12,132
		620,499

CONSUMER DISCRETIONARY — 14.99%
Lowe’s Companies, Inc.	1,370,000	91,324
Best Buy Co., Inc.	1,820,000	79,134
Target Corp.	1,270,000	69,812
General Motors Corp.	1,750,000	33,985
TJX Companies, Inc.	1,350,000	31,360
Leggett & Platt, Inc.	1,350,000	30,996
Carnival Corp., units	575,000	30,745
Clear Channel Communications, Inc.	925,000	29,091
Toyota Motor Corp. (ADR)	275,000	28,770
Mattel, Inc.	1,800,000	28,476
Harley-Davidson Motor Co.	400,000	20,596
		474,289

HEALTH CARE — 13.30%
Cardinal Health, Inc.	1,550,000	106,562
Aetna Inc.	800,000	75,448
AstraZeneca PLC (ADR)	950,000	46,170
Eli Lilly and Co.	775,000	43,857
Schering-Plough Corp.	1,600,000	33,360
Merck & Co., Inc.	1,000,000	31,810
Abbott Laboratories	800,000	31,544
HCA Inc.	600,000	30,300
Amgen Inc.[1]	100,000	7,886
Pfizer Inc	300,000	6,996
Bristol-Myers Squibb Co.	300,000	6,894
		420,827

INFORMATION TECHNOLOGY — 13.06%
Hewlett-Packard Co.	4,350,000	$124,540
Microsoft Corp.	3,050,000	79,758
International Business Machines Corp.	650,000	53,430
Cisco Systems, Inc.[1]	2,400,000	41,088
Applied Materials, Inc.	1,800,000	32,292
Oracle Corp.[1]	2,500,000	30,525
Intel Corp.	600,000	14,976
Automatic Data Processing, Inc.	250,000	11,473
First Data Corp.	250,000	10,753
Linear Technology Corp.	273,628	9,870
Analog Devices, Inc.	70,000	2,511
Maxim Integrated Products, Inc.	60,000	2,174
		413,390

INDUSTRIALS — 11.73%
Tyco International Ltd.	4,375,000	126,263
General Electric Co.	1,950,000	68,348
United Parcel Service, Inc., Class B	710,000	53,357
United Technologies Corp.	760,000	42,492
Norfolk Southern Corp.	592,800	26,575
Emerson Electric Co.	250,000	18,675
Southwest Airlines Co.	1,000,000	16,430
Waste Management, Inc.	500,000	15,175
Pitney Bowes Inc.	90,000	3,803
		371,118

TELECOMMUNICATION SERVICES — 5.56%
BellSouth Corp.	3,795,000	102,845
AT&T Inc.	2,025,000	49,592
Sprint Nextel Corp.	750,000	17,520
Verizon Communications Inc.	200,000	6,024
		175,981

CONSUMER STAPLES — 5.38%
Wal-Mart Stores, Inc.	1,300,000	60,840
Kraft Foods Inc., Class A	1,230,000	34,612
Walgreen Co.	480,000	21,245
Avon Products, Inc.	730,000	20,842
Kimberly-Clark Corp.	255,000	15,211
PepsiCo, Inc.	250,000	14,770
H.J. Heinz Co.	80,000	2,698
		170,218

ENERGY — 5.23%
Schlumberger Ltd.	820,000	79,663
Exxon Mobil Corp.	590,000	33,140
Royal Dutch Shell PLC, Class A (ADR)	500,000	30,745
ConocoPhillips	300,000	17,454
EOG Resources, Inc.	60,000	4,402
		165,404

MATERIALS — 2.13%
Alcoa Inc.	1,375,000	40,659
E.I. du Pont de Nemours and Co.	350,000	14,875
Air Products and Chemicals, Inc.	200,000	11,838
		67,372

UTILITIES — 0.94%
FPL Group, Inc.	400,000	16,624
Duke Energy Corp.	260,000	7,137
Xcel Energy Inc.	250,000	4,615
FirstEnergy Corp.	25,901	1,269
		29,645

MISCELLANEOUS — 1.35%
Other common stocks in initial period of acquisition		42,820

Total common stocks (cost: $2,604,390,000)		2,951,563

	Principal amount
Short-term securities — 7.30%	(000)

Atlantic Industries 4.21%-4.30% due 1/9-2/17/2006[2]	$39,300	39,167
Variable Funding Capital Corp. 4.10%-4.31% due 1/3-2/9/2006[2]	33,300	33,176
Park Avenue Receivables Co., LLC 4.29% due 1/10/2006[2]	29,400	29,365
Clipper Receivables Co., LLC 4.07%-4.32% due 1/4-1/27/2006[2]	17,657	17,628
Freddie Mac 4.22%-4.30% due 2/16-3/14/2006	16,200	16,104
Pfizer Investment Capital PLC 4.155% due 1/19/2006[2]	15,100	15,068
Cloverleaf International Holdings SA 4.26% due 2/2/2006[2]	14,100	14,045
Allstate Corp. 4.17% due 1/3/2006[2]	11,900	11,894
Gannett Co. 4.07% due 1/6/2006[2]	10,700	10,693
Ciesco LLC 4.37% due 2/22/2006[2]	8,000	7,948
Concentrate Manufacturing Co. of Ireland 4.16% due 1/18/2006[2]	7,900	7,884
Federal Home Loan Bank 4.10% due 1/20/2006	7,900	7,882
Procter & Gamble Co. 4.18% due 1/5/2006[2]	7,700	7,696
Ranger Funding Co. LLC 4.19% due 1/4/2006[2]	6,400	6,397
Kimberly-Clark Worldwide Inc. 4.20% due 1/13/2006[2]	5,800	5,791

Total short-term securities (cost: $230,733,000)		230,738

Total investment securities (cost: $2,835,123,000)		3,182,301
Other assets less liabilities		(18,271)

Net assets		$3,164,030

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $206,752,000 which represented 6.53% of the net assets of the fund.

ADR = American Depositary Receipts

Growth-Income Fund
Investment portfolio

December 31, 2005

Common stocks — 87.13%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 16.24%
Oracle Corp.[1]	30,989,000	$378,376
Cisco Systems, Inc.[1]	20,440,000	349,933
Microsoft Corp.	13,035,000	340,865
Hewlett-Packard Co.	10,500,000	300,615
International Business Machines Corp.	3,400,000	279,480
First Data Corp.	4,519,900	194,401
Flextronics International Ltd.[1]	16,000,000	167,040
Intel Corp.	5,520,000	137,779
Texas Instruments Inc.	4,250,000	136,297
Yahoo! Inc.[1]	3,300,000	129,294
Nokia Corp. (ADR)	6,200,000	113,460
Lexmark International, Inc., Class A1	2,400,000	107,592
ASML Holding NV1	5,000,000	99,938
Taiwan Semiconductor Manufacturing Co. Ltd.	49,468,519	94,377
Corning Inc.[1]	3,950,000	77,657
Automatic Data Processing, Inc.	1,455,000	66,770
Ceridian Corp.[1]	2,545,000	63,243
Advanced Micro Devices, Inc.[1]	2,000,000	61,200
Dell Inc.[1]	1,750,000	52,482
Applied Materials, Inc.	2,500,000	44,850
Analog Devices, Inc.	1,200,000	43,044
EMC Corp.[1]	2,800,000	38,136
Xilinx, Inc.	1,500,000	37,815
Jabil Circuit, Inc.[1]	1,000,000	37,090
KLA-Tencor Corp.	750,000	36,997
Intuit Inc.[1]	691,380	36,851
Micron Technology, Inc.[1]	2,750,000	36,602
Avnet, Inc.[1]	1,500,000	35,910
Sanmina-SCI Corp.[1]	5,500,000	23,430
Solectron Corp.[1]	6,250,000	22,875
Altera Corp.[1]	700,000	12,971
		3,557,370

FINANCIALS — 12.98%
American International Group, Inc.	6,000,000	409,380
Fannie Mae	7,450,000	363,635
Citigroup Inc.	5,725,000	277,834
Bank of New York Co., Inc.	5,675,000	180,749
Bank of America Corp.	3,630,000	167,524
J.P. Morgan Chase & Co.	4,147,900	164,630
Capital One Financial Corp.	1,900,000	164,160
Freddie Mac	2,065,000	134,948
St. Paul Travelers Companies, Inc.	3,000,000	134,010
MBNA Corp.	4,000,000	108,600
Washington Mutual, Inc.	2,440,550	106,164
HSBC Holdings PLC (ADR)	1,086,050	87,394
U.S. Bancorp	2,200,000	65,758
Genworth Financial, Inc., Class A	1,800,000	62,244
Manulife Financial Corp.	1,000,000	58,800
Wells Fargo & Co.	920,000	57,804
SunTrust Banks, Inc.	750,000	54,570
Marsh & McLennan Companies, Inc.	1,690,000	53,674
XL Capital Ltd., Class A	730,000	49,187
State Street Corp.	850,000	47,124
Jefferson-Pilot Corp.	660,000	37,574
Allstate Corp.	635,000	34,334
UnumProvident Corp.	1,000,000	22,750
		2,842,847

HEALTH CARE — 12.24%
Eli Lilly and Co.	3,735,000	211,364
WellPoint, Inc.[1]	2,600,000	207,454
Cardinal Health, Inc.	2,595,000	178,406
Medtronic, Inc.	3,050,000	175,588
Abbott Laboratories	4,090,000	161,269
AstraZeneca PLC (ADR)	2,710,150	131,713
AstraZeneca PLC (Sweden)	392,000	19,158
Biogen Idec Inc.[1]	3,216,250	145,793
McKesson Corp.	2,600,000	134,134
Merck & Co., Inc.	4,200,000	133,602
Bristol-Myers Squibb Co.	5,110,000	117,428
AmerisourceBergen Corp.	2,800,000	115,920
CIGNA Corp.	1,000,000	111,700
Sanofi-Aventis	1,165,000	101,961
Schering-Plough Corp.	4,094,800	85,377
Medco Health Solutions, Inc.[1]	1,400,000	78,120
Amgen Inc.[1]	900,000	70,974
Aetna Inc.	750,000	70,732
Smith & Nephew PLC	7,499,700	69,021
Pfizer Inc	2,950,000	68,794
Novo Nordisk A/S, Class B	1,190,000	66,901
Johnson & Johnson	1,000,000	60,100
Guidant Corp.	865,000	56,009
Forest Laboratories, Inc.[1]	1,234,800	50,232
St. Jude Medical, Inc.[1]	900,000	45,180
Applera Corp.	500,000	13,280
		2,680,210

CONSUMER DISCRETIONARY — 12.18%
Lowe’s Companies, Inc.	5,580,000	371,963
Target Corp.	5,300,000	291,341
News Corp. Inc.	10,530,000	163,741
Time Warner Inc.	9,300,000	162,192
Best Buy Co., Inc.	3,675,000	159,789
Magna International Inc., Class A	1,895,100	136,409
Walt Disney Co.	5,600,000	134,232
Garmin Ltd.	1,992,400	132,196
Harley-Davidson Motor Co.	1,850,000	95,256
Amazon.com, Inc.[1]	2,000,000	94,300
Carnival Corp., units	1,582,100	84,595
Home Depot, Inc.	1,850,000	74,888
Clear Channel Communications, Inc.	2,360,000	74,222
Toyota Motor Corp.	1,200,000	62,243
Gentex Corp.	3,000,000	58,500
Starbucks Corp.[1]	1,900,000	57,019
Gannett Co., Inc.	900,000	54,513
Dana Corp.	7,506,800	53,899
Ross Stores, Inc.	1,850,000	53,465
Kohl’s Corp.[1]	1,100,000	53,460
Gap, Inc.	2,604,300	45,940
VF Corp.	800,000	44,272
E.W. Scripps Co., Class A	900,000	43,218
Limited Brands, Inc.	1,725,000	38,554
NIKE, Inc., Class B	390,000	33,848
Mattel, Inc.	2,000,000	31,640
IAC/InterActiveCorp[1]	1,045,000	29,584
ServiceMaster Co.	2,020,000	24,139
Interpublic Group of Companies, Inc.[1]	800,000	7,720
		2,667,138

INDUSTRIALS — 10.57%
Tyco International Ltd.	13,820,300	398,854
General Electric Co.	9,950,000	348,747
United Technologies Corp.	4,100,000	229,231
United Parcel Service, Inc., Class B	2,021,300	151,901
Norfolk Southern Corp.	3,326,500	149,127
Lockheed Martin Corp.	2,100,000	133,623
Avery Dennison Corp.	2,300,000	127,121
Illinois Tool Works Inc.	1,290,300	113,533
General Dynamics Corp.	900,000	102,645
Allied Waste Industries, Inc.[1]	10,436,800	91,218
FANUC LTD	865,000	73,385
Pitney Bowes Inc.	1,552,200	65,580
Waste Management, Inc.	2,150,000	65,252
3M Co.	750,000	58,125
Emerson Electric Co.	700,000	52,290
Ingersoll-Rand Co. Ltd., Class A	1,290,000	52,077
Deere & Co.	500,000	34,055
IKON Office Solutions, Inc.	2,750,000	28,627
Southwest Airlines Co.	1,650,000	27,109
Union Pacific Corp.	150,000	12,076
		2,314,576

ENERGY — 6.96%
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	115,534
Royal Dutch Shell PLC, Class A (ADR)	1,750,000	107,608
Royal Dutch Shell PLC, Class B	139,816	4,465
Marathon Oil Corp.	3,335,000	203,335
Petro-Canada	4,420,000	177,355
Chevron Corp.	2,938,200	166,802
Schlumberger Ltd.	1,570,000	152,526
Devon Energy Corp.	2,312,085	144,598
Husky Energy Inc.	2,742,800	139,192
Exxon Mobil Corp.	2,050,000	115,149
Transocean Inc.[1]	700,000	48,783
Baker Hughes Inc.	800,000	48,624
ConocoPhillips	809,792	47,114
BJ Services Co.	800,000	29,336
Halliburton Co.	390,000	24,164
		1,524,585

CONSUMER STAPLES — 5.71%
Altria Group, Inc.	3,075,000	229,764
Avon Products, Inc.	6,718,400	191,810
Coca-Cola Co.	3,740,000	150,759
Wal-Mart Stores, Inc.	2,500,000	117,000
Sara Lee Corp.	4,400,000	83,160
PepsiCo, Inc.	1,220,000	72,078
Bunge Ltd.	1,200,000	67,932
Constellation Brands, Inc., Class A1	2,380,000	62,427
L’Oréal SA	820,000	60,904
Anheuser-Busch Companies, Inc.	1,335,000	57,352
General Mills, Inc.	1,100,000	54,252
Walgreen Co.	1,000,000	44,260
Unilever NV (New York registered)	500,000	34,325
Kimberly-Clark Corp.	280,000	16,702
H.J. Heinz Co.	275,000	9,273
		1,251,998

TELECOMMUNICATION SERVICES — 3.45%
BellSouth Corp.	6,600,000	178,860
AT&T Inc.	4,750,000	116,328
Qwest Communications International Inc.[1]	19,800,000	111,870
Sprint Nextel Corp.	4,650,000	108,624
Vodafone Group PLC	50,000,000	107,842
Koninklijke KPN NV	5,129,960	51,389
Verizon Communications Inc.	1,500,000	45,180
Telephone and Data Systems, Inc.	500,000	18,015
Telephone and Data Systems, Inc., Special Common Shares	500,000	17,305
		755,413

MATERIALS — 3.39%
Alcoa Inc.	4,800,000	141,936
Dow Chemical Co.	2,450,000	107,359
International Paper Co.	2,650,000	89,067
Air Products and Chemicals, Inc.	1,310,000	77,539
International Flavors & Fragrances Inc.	1,800,000	60,300
E.I. du Pont de Nemours and Co.	1,300,000	55,250
Sealed Air Corp.[1]	710,000	39,881
Rohm and Haas Co.	770,633	37,314
Weyerhaeuser Co.	525,000	34,829
Sonoco Products Co.	1,100,000	32,340
Bowater Inc.	945,000	29,030
Lyondell Chemical Co.	1,140,000	27,155
MeadWestvaco Corp.	258,200	7,237
Temple-Inland Inc.	100,000	4,485
		743,722

UTILITIES — 1.20%
Duke Energy Corp.	2,815,000	77,272
Exelon Corp.	1,185,000	62,971
Dominion Resources, Inc.	700,000	54,040
FirstEnergy Corp.	650,000	31,844
FPL Group, Inc.	600,000	24,936
American Electric Power Co., Inc.	345,900	12,829
		263,892

MISCELLANEOUS — 2.21%
Other common stocks in initial period of acquisition		483,502

Total common stocks (cost: $15,824,691,000)		19,085,253

Convertible securities — 0.69%

INFORMATION TECHNOLOGY — 0.42%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	90,123	91,925

MATERIALS — 0.27%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[2]	50	58,979

Total convertible securities (cost: $144,518,000)		150,904

Bonds & notes — 0.14%

CONSUMER DISCRETIONARY — 0.14%
General Motors Corp. 7.20% 2011	6,240	4,415
General Motors Corp. 8.375% 2033	38,000	25,270

Total bonds & notes (cost: $32,321,000)		29,685

Short-term securities — 12.39%

Freddie Mac 4.04%-4.26% due 1/10-2/27/2006	247,902	246,796
Variable Funding Capital Corp. 4.26%-4.38% due 1/19-3/13/2006[2]	176,100	175,094
Park Avenue Receivables Co., LLC 4.14%-4.30% due 1/3-2/8/2006[2]	131,900	131,663
Preferred Receivables Funding Corp. 4.24% due 1/24/2006[2]	41,100	40,984
Bank of America Corp. 4.16%-4.28% due 1/11-2/3/2006	100,000	99,752
Ranger Funding Co. LLC 4.23%-4.32% due 1/10-1/24/2006[2]	72,300	72,135
Federal Home Loan Bank 4.085%-4.25% due 1/18-3/8/2006	168,200	167,425
Wells Fargo Bank, N.A. 4.12%-4.31% due 1/5-2/10/2006	147,300	147,300
Concentrate Manufacturing Co. of Ireland 4.14%-4.24% due 1/4-1/23/2006[2]	140,250	139,990
Pfizer Investment Capital PLC 4.12%-4.13% due 1/9-1/13/2006[2]	134,800	134,623
CAFCO, LLC 4.17%-4.36% due 1/6-3/1/2006[2]	105,600	105,068
Ciesco LLC 4.33% due 2/21/2006[2]	25,000	24,844
HSBC Finance Corp. 4.11%-4.19% due 1/10-1/23/2006	130,000	129,768
Clipper Receivables Co., LLC 4.04%-4.30% due 1/9-2/10/2006[2]	128,900	128,594
Private Export Funding Corp. 4.05%-4.18% due 1/3-2/14/2006[2]	90,400	90,152
BellSouth Corp. 4.01%-4.10% due 1/5-1/12/2006[2]	81,200	81,116
Gannett Co. 4.22%-4.24% due 1/9-1/24/2006[2]	75,000	74,865
Merck & Co. Inc. 4.27%-4.33% due 1/24-2/13/2006[2]	69,800	69,497
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006[2]	55,700	55,426
General Electric Capital Corp. 4.19% due 1/27/2006	5,200	5,184
Tennessee Valley Authority 4.05%-4.125% due 1/19-1/26/2006	55,200	55,059
IBM Capital Inc. 4.33% due 3/8-3/9/2006[2]	55,000	54,568
United Parcel Service Inc. 4.05% due 1/4/2006	50,000	49,977
Procter & Gamble Co. 4.24% due 1/20/2006[2]	50,000	49,882
NetJets Inc. 4.15%-4.23% due 1/19-1/31/2006[2]	50,000	49,847
Wal-Mart Stores Inc. 4.10% due 1/31/2006[2]	50,000	49,820
Fannie Mae 4.25% due 3/2/2006	50,000	49,638
Caterpillar Financial Services Corp. 4.22% due 1/23/2006	40,000	39,892
Atlantic Industries 4.24%-4.25% due 2/6-2/21/2006[2]	35,000	34,802
Anheuser-Busch Companies, Inc. 4.15% due 1/23/2006[2]	33,000	32,914
International Lease Finance Corp. 4.17% due 1/13/2006	27,477	27,436
Verizon Network Funding Corp. 4.26% due 1/17/2006	25,000	24,950
FCAR Owner Trust I 4.28% due 1/25/2006	25,000	24,926
Triple-A One Funding Corp. 4.28% due 1/10/2006[2]	15,395	15,377
Harley-Davidson Funding Corp. 4.24% due 1/19/2006[2]	15,000	14,966
Hershey Co. 4.10% due 1/24/2006[2]	12,200	12,165
Illinois Tool Works Inc. 4.24% due 1/6/2006	7,700	7,695

Total short-term securities (cost: $2,714,116,000)		2,714,190

Total investment securities (cost: $18,715,646,000)		21,980,032
Other assets less liabilities		(75,983)

Net assets		$21,904,049

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,697,371,000, which represented 7.75% of the net assets of the fund.

ADR = American Depositary Receipts

Asset Allocation Fund
Investment portfolio

December 31, 2005

Common stocks — 72.26%	Shares	Market value (000)

FINANCIALS — 11.93%
Fannie Mae	1,800,000	$87,858
Citigroup Inc.	1,700,000	82,501
Genworth Financial, Inc., Class A	2,382,500	82,387
State Street Corp.	1,250,000	69,300
J.P. Morgan Chase & Co.	1,500,000	59,535
Société Générale	465,000	57,140
Freddie Mac	800,000	52,280
Bank of America Corp.	1,106,360	51,059
Marshall & Ilsley Corp.	1,000,000	43,040
HSBC Holdings PLC (ADR)	500,000	40,235
Mellon Bank Corp.	1,102,600	37,764
AFLAC Inc.	700,000	32,494
Allstate Corp.	540,000	29,198
		724,791

ENERGY — 11.01%
Schlumberger Ltd.	1,529,900	148,630
Suncor Energy Inc.	1,955,846	123,346
Petro-Canada	2,200,000	88,276
Chevron Corp.	1,234,328	70,073
Marathon Oil Corp.	1,000,000	60,970
Rosetta Resources Inc.[1,2,3,4]	2,970,000	48,114
BJ Services Co.	1,122,000	41,144
Cameco Corp.	600,000	38,082
Royal Dutch Shell PLC, Class A (ADR)	600,000	36,894
Murphy Oil Corp.	200,000	10,798
CNX Gas Corp.[2,3,4]	125,000	2,625
		668,952

HEALTH CARE — 9.99%
Medtronic, Inc.	2,000,000	115,140
Guidant Corp.	1,068,100	69,159
Cardinal Health, Inc.	1,000,000	68,750
Eli Lilly and Co.	1,200,000	67,908
Bristol-Myers Squibb Co.	2,000,000	45,960
Roche Holding AG	300,000	45,001
AstraZeneca PLC (ADR)	700,000	34,020
AstraZeneca PLC (Sweden)	106,000	5,180
CIGNA Corp.	300,000	33,510
Sanofi-Aventis	360,000	31,507
Johnson & Johnson	500,000	30,050
Abbott Laboratories	750,000	29,572
Schering-Plough Corp.	800,000	16,680
Martek Biosciences Corp.[3]	600,000	14,766
		607,203

INFORMATION TECHNOLOGY — 8.60%
Microsoft Corp.	4,500,000	117,675
Hewlett-Packard Co.	1,800,000	51,534
Advanced Micro Devices, Inc.[3]	1,500,000	45,900
Applied Materials, Inc.	2,500,000	44,850
Automatic Data Processing, Inc.	850,000	39,006
Oracle Corp.[3]	3,000,000	36,630
Cisco Systems, Inc.[3]	2,000,000	34,240
Avnet, Inc.[3]	1,400,000	33,516
International Business Machines Corp.	375,000	30,825
Xilinx, Inc.	800,000	20,168
Micron Technology, Inc.[3]	1,500,000	19,965
Texas Instruments Inc.	600,000	19,242
CDW Corp.	300,000	17,271
Ceridian Corp.[3]	457,000	11,356
		522,178

CONSUMER DISCRETIONARY — 8.30%
Lowe’s Companies, Inc.	1,500,000	99,990
Target Corp.	1,150,000	63,216
Limited Brands, Inc.	2,205,327	49,289
Kohl’s Corp.[3]	911,400	44,294
Toyota Motor Corp.	800,000	41,495
Carnival Corp., units	760,000	40,637
E.W. Scripps Co., Class A	800,000	38,416
Jones Apparel Group, Inc.	1,250,000	38,400
Genuine Parts Co.	795,000	34,916
Best Buy Co., Inc.	705,350	30,669
Magna International Inc., Class A	320,000	23,034
		504,356

CONSUMER STAPLES — 7.30%
Altria Group, Inc.	1,900,000	141,968
Walgreen Co.	1,708,900	75,636
Unilever NV (New York registered)	950,000	65,218
Alberto-Culver Co.	800,000	36,600
PepsiCo, Inc.	600,000	35,448
Anheuser-Busch Companies, Inc.	750,000	32,220
General Mills, Inc.	600,000	29,592
C&C Group PLC	4,178,947	26,689
		443,371

MATERIALS — 5.56%
BHP Billiton Ltd.	4,775,000	79,692
Rio Tinto PLC	1,112,230	50,750
Sealed Air Corp.[3]	800,000	44,936
Dow Chemical Co.	825,000	36,152
Alcan Inc.	875,000	35,831
Alcoa Inc.	1,100,000	32,527
Weyerhaeuser Co.	480,000	31,843
Aventine Renewable Energy, Inc.[1,2,3,4]	2,000,000	26,000
		337,731

INDUSTRIALS — 4.98%
General Electric Co.	1,700,000	$59,585
Boeing Co.	800,000	56,192
Lockheed Martin Corp.	700,000	44,541
Mitsubishi Corp.	2,000,000	44,241
Raytheon Co.	1,040,000	41,756
Deere & Co.	500,000	34,055
Pitney Bowes Inc.	500,000	21,125
DigitalGlobe Inc.[2,3,4]	1,225,858	1,226
Delta Air Lines, Inc.[2,3]	48,101	36
		302,757

TELECOMMUNICATION SERVICES — 2.82%
BellSouth Corp.	2,190,000	59,349
Telephone and Data Systems, Inc.	575,000	20,717
Telephone and Data Systems, Inc., Special Common Shares	575,000	19,901
Verizon Communications Inc.	1,200,000	36,144
Sprint Nextel Corp.	1,500,000	35,040
COLT Telecom Group PLC (ADR)[3]	38,400	144
		171,295

UTILITIES — 0.23%
Duke Energy Corp.	500,000	13,725

MISCELLANEOUS — 1.54%
Other common stocks in initial period of acquisition		93,297

Total common stocks (cost: $3,588,558,000)		4,389,656

Preferred stocks — 0.13%

FINANCIALS — 0.13%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]	2,250,000	2,434
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,5]	250,000	277
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,5]	2,000,000	2,212
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	60,000	1,590
Fannie Mae, Series O, 7.00% preferred[2]	20,000	1,095
		7,608

Total preferred stocks (cost: $7,321,000)

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[2,3]	500	180
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	2,250	0

Total rights & warrants (cost: $117,000)		180

	Principal amount	Market value
Bonds & notes — 22.57%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 4.37%
Fannie Mae 7.00% 2009	$65	$66
Fannie Mae 4.89% 2012	10,000	9,903
Fannie Mae 6.00% 2013	896	916
Fannie Mae 4.00% 2015	8,795	8,478
Fannie Mae 6.00% 2016	486	497
Fannie Mae 5.50% 2017	3,594	3,620
Fannie Mae 5.00% 2018	8,812	8,744
Fannie Mae 6.50% 2032	287	296
Fannie Mae 7.00% 2032	743	775
Fannie Mae 5.50% 2033	7,287	7,236
Fannie Mae 6.50% 2033	4,217	4,336
Fannie Mae 5.50% 2035	5,000	4,952
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,265	1,308
Freddie Mac 6.50% 2016	1,442	1,480
Freddie Mac 5.00% 2018	3,127	3,105
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,360	1,421
Freddie Mac 4.79% 2035[5]	9,587	9,483
Freddie Mac 5.00% 2035	3,878	3,754
Freddie Mac 6.00% 2036	14,215	14,352
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[5]	9,480	9,488
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 2034[5]	5,707	5,695
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 2033[5]	984	969
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	11,185	11,174
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,945	4,852
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,403
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,828	2,826
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,869	1,907
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.69% 2034[5]	1,801	1,777
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	14,360	14,361
Government National Mortgage Assn. 8.50% 2021	125	135
Government National Mortgage Assn. 4.00% 2035[5]	5,901	5,777
Government National Mortgage Assn. 4.00% 2035[5]	1,782	1,741
Government National Mortgage Assn. 4.00% 2035[5]	1,659	1,620
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	8,476	8,537
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 2034[5]	4,247	4,172
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,389	2,383
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,163	1,139
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,879
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,272
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,065
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.264% 2034[5]	3,364	3,276
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[5]	2,714	2,685
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,828
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	5,721	5,717
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,630
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,514	5,384
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,078
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[5]	5,000	5,058
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,675	4,781
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,718	4,714
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,043
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[2]	4,000	3,997
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	3,800	3,704
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,963
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	1,660	1,651
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,538
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,611	2,689
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	2,117	2,073
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	1,908	2,065
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,864	1,848
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	1,874	1,804
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,217	1,309
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,086
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,5]	695	705
		265,520

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 4.09%
U.S. Treasury 7.00% 2006	25,000	25,332
U.S. Treasury 2.625% 2008	5,000	4,803
U.S. Treasury 3.375% 2008	6,500	6,326
U.S. Treasury 3.625% 2009	5,000	4,879
U.S. Treasury 0.875% 2010[7]	5,257	4,998
U.S. Treasury 3.875% 2010	164,000	160,618
U.S. Treasury 5.75% 2010	5,000	5,292
U.S. Treasury 4.25% 2013	10,000	9,913
U.S. Treasury 7.25% 2016	2,000	2,457
U.S. Treasury 9.25% 2016	5,000	6,931
U.S. Treasury 8.875% 2017	10,000	13,905
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,960
		248,414

CONSUMER DISCRETIONARY — 3.57%
General Motors Acceptance Corp. 6.125% 2006	2,810	2,730
General Motors Acceptance Corp. 5.125% 2008	2,790	2,485
General Motors Acceptance Corp. 5.85% 2009	2,210	1,979
Residential Capital Corp. 6.375% 2010	1,000	1,017
General Motors Acceptance Corp. 6.875% 2011	5,000	4,565
General Motors Corp. 7.20% 2011	4,465	3,159
Ford Motor Credit Co. 7.875% 2010	8,500	7,656
Hertz Corp. 10.50% 2016[2]	875	906
Liberty Media Corp. 7.875% 2009	1,250	1,323
Liberty Media Corp. 5.70% 2013	1,500	1,405
Liberty Media Corp. 8.25% 2030	5,720	5,633
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,205
Comcast Corp. 5.85% 2015	2,000	2,030
DaimlerChrysler North America Holding Corp. 6.40% 2006	1,585	1,593
DaimlerChrysler North America Holding Corp. 7.20% 2009	2,000	2,117
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,095
DaimlerChrysler North America Holding Corp. 6.50% 2013	450	472
Clear Channel Communications, Inc. 6.625% 2008	3,000	3,075
Chancellor Media Corp. of Los Angeles 8.00% 2008	500	532
Clear Channel Communications, Inc. 7.65% 2010	365	391
Clear Channel Communications, Inc. 6.875% 2018	1,000	1,009
Centex Corp. 5.25% 2015	5,000	4,758
Toll Brothers, Inc. 4.95% 2014	5,000	4,641
Six Flags, Inc. 9.75% 2013	2,605	2,569
Six Flags, Inc. 9.625% 2014	1,900	1,857
Cox Communications, Inc. 7.875% 2009	4,000	4,301
AOL Time Warner Inc. 6.875% 2012	4,000	4,263
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[2]	1,500	1,436
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,750	2,750
LBI Media, Inc. 10.125% 2012	3,900	4,158
Pulte Homes, Inc. 4.875% 2009	3,000	2,941
Pulte Homes, Inc. 7.875% 2011	1,000	1,100
Fisher Communications, Inc. 8.625% 2014	3,750	3,975
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,784
Quebecor Media Inc. 11.125% 2011	1,575	1,713
Sun Media Corp. 7.625% 2013	2,000	2,060
Viacom Inc. 7.70% 2010	2,000	2,161
Viacom Inc. 5.625% 2012	1,500	1,491
William Lyon Homes, Inc. 10.75% 2013	2,500	2,594
William Lyon Homes, Inc. 7.50% 2014	1,000	870
Telenet Communications NV 9.00% 2013	1,900	2,500
Telenet Group Holding NV 0%/11.50% 2014[2,8]	844	696
American Media Operations, Inc., Series B, 10.25% 2009	1,825	1,675
American Media Operations, Inc. 8.875% 2011	1,715	1,466
Emmis Operating Co. 6.875% 2012	2,000	1,998
Emmis Communications Corp. 10.366% 2012[5]	1,075	1,084
Carnival Corp. 6.15% 2008	3,000	3,074
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,030
Harrah’s Operating Co., Inc. 5.625% 2015	3,000	2,953
Stoneridge, Inc. 11.50% 2012	2,850	2,914
Sealy Mattress Co. 8.25% 2014	2,750	2,846
Carmike Cinemas, Inc. 7.50% 2014	3,000	2,824
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,728
Young Broadcasting Inc. 10.00% 2011	2,867	2,699
Dollarama Group LP 8.875% 2012[2]	2,650	2,610
Warner Music Group 7.375% 2014	2,500	2,494
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,472
Cinemark USA, Inc. 9.00% 2013	2,325	2,470
May Department Stores Co. 4.80% 2009	2,500	2,467
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,438
Cablevision Systems Corp., Series B, 8.00% 2012	2,500	2,350
Payless ShoeSource, Inc. 8.25% 2013	2,225	2,336
Vidéotron Ltée 6.875% 2014	1,225	1,246
Vidéotron Ltée 6.375% 2015[2]	1,000	999
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	2,250	2,208
Lighthouse International Co. SA 8.00% 2014	1,725	2,170
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,145
Seneca Gaming Corp. 7.25% 2012	2,100	2,124
Gaylord Entertainment Co. 8.00% 2013	2,000	2,105
NTL Cable PLC 8.75% 2014	2,000	2,100
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,064
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	814
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,240
Radio One, Inc., Series B, 8.875% 2011	1,935	2,051
Grupo Posadas, SA de CV 8.75% 2011[2]	2,000	2,050
Buffets, Inc. 11.25% 2010	2,000	2,050
Hyatt Equities, LLC 6.875% 2007[2]	2,000	2,041
AMC Entertainment Inc. 9.50% 2011	1,080	1,068
AMC Entertainment Inc. 9.875% 2012	500	493
AMC Entertainment Inc. 8.00% 2014	500	455
MGM MIRAGE 6.00% 2009	1,575	1,573
MGM MIRAGE 6.625% 2015	425	426
Univision Communications Inc. 2.875% 2006	2,000	1,968
Bombardier Recreational Products Inc. 8.375% 2013	1,950	1,962
Ryland Group, Inc. 5.375% 2012	2,000	1,924
Neiman Marcus Group, Inc. 9.00% 2015[2,9]	1,860	1,911
Dillard’s, Inc. 6.30% 2008	1,799	1,813
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,794
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,415
Cooper-Standard Automotive Inc. 8.375% 2014	350	268
WDAC Subsidiary Corp. 8.375% 2014[2]	1,675	1,631
Aztar Corp. 7.875% 2014	1,500	1,579
WCI Communities, Inc. 9.125% 2012	1,500	1,500
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,294
Kabel Deutschland GmbH 10.625% 2014[2]	1,200	1,269
Iesy Repository GmbH 10.125% 2015	1,000	1,233
Tenneco Automotive Inc. 8.625% 2014	1,240	1,178
News America Inc. 5.30% 2014	1,165	1,158
Jostens IH Corp. 7.625% 2012	1,140	1,151
Boyd Gaming Corp. 7.75% 2012	1,000	1,053
Blockbuster Inc. 9.50% 2012[2]	1,165	1,031
Loews Cineplex Entertainment Corp. 9.00% 2014	950	964
Gannett Co., Inc. 6.375% 2012	670	696
Delphi Corp. 6.50% 2013[10]	985	500
Toys “R” Us, Inc. 7.875% 2013	512	410
PETCO Animal Supplies, Inc. 10.75% 2011	250	272
Visteon Corp. 7.00% 2014	330	257
		216,576

FINANCIALS — 2.22%
Prudential Financial, Inc. 4.104% 2006	2,000	1,987
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,959
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	3,000	3,812
HBOS PLC, Series B, 5.92% (undated)[2,5]	6,500	6,572
Post Apartment Homes, LP 7.70% 2010	5,000	5,528
CIT Group Inc. 6.875% 2009	5,000	5,308
Capital One Financial Corp. 7.125% 2008	2,000	2,095
Capital One Financial Corp. 5.50% 2015	3,000	2,988
International Lease Finance Corp. 4.35% 2008	1,500	1,473
International Lease Finance Corp. 4.50% 2008	2,000	1,978
International Lease Finance Corp. 5.00% 2012	1,500	1,478
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,884
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,981
ACE INA Holdings Inc. 5.875% 2014	2,000	2,072
ACE Capital Trust II 9.70% 2030	2,000	2,791
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]	4,780	4,771
Household Finance Corp. 7.875% 2007	4,500	4,646
Liberty Mutual Group Inc. 6.50% 2035[2]	4,650	4,551
SLM Corp., Series A, 4.00% 2010	2,500	2,406
SLM Corp., Series A, 4.50% 2010	2,000	1,960
CNA Financial Corp. 5.85% 2014	1,000	1,009
CNA Financial Corp. 7.25% 2023	2,800	3,092
iStar Financial, Inc. 6.05% 2015	4,000	4,041
Allstate Financial Global Funding LLC 4.25% 2008[2]	2,000	1,967
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	2,000	1,973
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	2,000	2,001
Transamerica Corp. 9.375% 2008	1,600	1,732
Lazard Group LLC 7.125% 2015	3,380	3,555
ING Security Life Institutional Funding 2.70% 2007[2]	2,000	1,944
ING Groep NV 5.775% (undated)	1,500	1,523
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	3,500	3,392
HVB Funding Trust I 8.741% 2031[2]	900	1,195
HVB Funding Trust III 9.00% 2031[2]	1,600	2,165
EOP Operating LP 7.75% 2007	1,000	1,048
EOP Operating LP 4.65% 2010	1,000	970
EOP Operating LP 7.25% 2018	1,000	1,118
United Dominion Realty Trust, Inc. 6.50% 2009	3,000	3,130
Mangrove Bay Pass Through Trust 6.102% 2033[2,5]	3,100	3,087
Washington Mutual, Inc. 7.50% 2006	1,500	1,523
Washington Mutual, Inc. 4.20% 2010	1,500	1,454
E*TRADE Financial Corp. 7.875% 2015	2,560	2,656
Fairfax Financial Holdings Ltd. 7.75% 2012	2,800	2,627
FelCor Lodging LP 9.00% 2011[5]	2,072	2,279
LaBranche & Co Inc. 11.00% 2012	2,000	2,230
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,090
Genworth Financial, Inc. 4.75% 2009	2,065	2,048
Plum Creek Timberlands, LP 5.875% 2015	2,000	2,030
Willis North America Inc. 5.625% 2015	2,000	2,003
Principal Life Global Funding I 4.40% 2010[2]	2,000	1,947
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,325
Host Marriott, LP, Series I, 9.50% 2007	350	364
Assurant, Inc. 5.625% 2014	1,500	1,522
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	1,500	1,501
Hospitality Properties Trust 6.75% 2013	1,000	1,067
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (undated)[2,5]	1,000	1,063
Federal Realty Investment Trust 6.125% 2007	1,000	1,016
ERP Operating LP 4.75% 2009	1,000	989
		134,916

ASSET-BACKED OBLIGATIONS[6]— 1.66%
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	10,000	9,960
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.50% 2013[5]	9,000	8,983
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[5]	8,390	8,399
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	8,000	7,905
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,160
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,754
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	6,860	6,732
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.129% 2033[5]	5,000	5,043
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.999% 2035[5]	5,000	5,039
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 4.849% 2034[5]	5,000	5,005
Providian Master Note Trust, Series 2005-A1A, Class A, 4.429% 2012[2,5]	5,000	5,004
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	4,000	3,971
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	998	977
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.67% 2019[2,5]	4,167	4,167
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	2,610	2,578
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	779	761
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	3,010
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,888
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 4.979% 2024[5]	2,500	2,503
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,500	2,473
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	2,197	2,170
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,847	1,878
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.779% 2034[5]	1,459	1,470
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,000	965
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	812	805
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	657	656
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	348	351
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,10]	5,000	200
		100,807

INDUSTRIALS — 1.40%
Allied Waste North America, Inc. 8.50% 2008	875	923
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,590
Allied Waste North America, Inc., Series B, 5.75% 2011	750	714
Allied Waste North America, Inc., Series B, 6.125% 2014	750	711
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,802
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	5,262	5,517
TFM, SA de CV 10.25% 2007	475	503
TFM, SA de CV 9.375% 2012[2]	2,500	2,750
TFM, SA de CV 12.50% 2012	435	498
Tyco International Group SA 6.125% 2008	2,000	2,043
Tyco International Group SA 6.375% 2011	1,500	1,560
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016[6]	1,391	1,032
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	1,720	1,499
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,157	1,025
THL Buildco, Inc. 8.50% 2014	3,230	3,133
Bombardier Inc. 6.30% 2014[2]	3,500	3,080
Cendant Corp. 6.875% 2006	1,000	1,010
Cendant Corp. 6.25% 2008	2,000	2,037
Raytheon Co. 4.85% 2011	3,000	2,973
Jacuzzi Brands, Inc. 9.625% 2010	2,750	2,936
Caterpillar Financial Services Corp. 4.30% 2010	3,000	2,923
DynCorp International and DIV Capital Corp. 9.50% 2013	2,770	2,895
Goodman Global Holdings 7.875% 2012[2]	2,960	2,768
K&F Industries, Inc. 7.75% 2014	2,550	2,588
Terex Corp., Class B, 10.375% 2011	2,350	2,503
Argo-Tech Corp. 9.25% 2011	2,285	2,354
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,292
Williams Scotsman, Inc. 8.50% 2015	2,200	2,288
Ahern Rentals, Inc. 9.25% 2013[2]	2,075	2,194
Hutchison Whampoa International Ltd. 7.00% 2011[2]	2,000	2,155
Waste Management, Inc. 6.875% 2009	2,000	2,110
General Electric Capital Corp., Series A, 5.00% 2007	2,000	2,004
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,10]	1,037	658
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,10]	2,500	1,344
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[6]	1,814	1,828
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,713
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,609
NMHG Holding Co. 10.00% 2009	1,500	1,605
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[6]	1,495	1,503
DRS Technologies, Inc. 6.875% 2013	1,350	1,298
Accuride Corp. 8.50% 2015	1,250	1,237
UCAR Finance Inc. 10.25% 2012	1,100	1,167
General Dynamics Corp. 4.50% 2010	1,000	985
ACIH, Inc. 0%/11.50% 2012[2,8]	1,060	753
Ashtead Group PLC 8.625% 2015[2]	550	582
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,11]	1,000	547
		85,239

TELECOMMUNICATION SERVICES — 1.22%
American Tower Corp. 7.125% 2012	7,840	8,114
American Tower Corp. 7.50% 2012	250	263
SBC Communications Inc. 4.125% 2009	2,250	2,175
SBC Communications Inc. 6.25% 2011	2,500	2,617
AT&T Corp. 9.05% 2011[5]	686	760
SBC Communications Inc. 5.10% 2014	1,125	1,101
SBC Communications Inc. 6.15% 2034	1,125	1,134
Nextel Communications, Inc. 6.875% 2013	3,250	3,393
Nextel Communications, Inc. 7.375% 2015	3,270	3,454
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,279
U S WEST Capital Funding, Inc. 6.375% 2008	720	718
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,595
U S WEST Capital Funding, Inc. 6.875% 2028	275	252
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,322
Koninklijke KPN NV 8.00% 2010	4,000	4,397
Triton PCS, Inc. 8.50% 2013	4,550	4,254
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	4,014
Telecom Italia Capital SA 5.25% 2015	4,000	3,892
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,611
Centennial Communications Corp. 10.25% 2013[2,5]	1,000	1,008
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	1,225	1,250
American Cellular Corp., Series B, 10.00% 2011	2,250	2,453
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,384
France Télécom 7.75% 2011[5]	3,000	3,354
BellSouth Corp. 4.20% 2009	3,000	2,917
PCCW-HKT Capital Ltd. 8.00% 2011[2,5]	2,550	2,824
SBA Communications Corp. 8.50% 2012	2,221	2,476
Millicom International Cellular SA 10.00% 2013	2,010	2,085
Intelsat, Ltd. 8.25% 2013[2]	2,030	2,060
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,355
Rural Cellular Corp. 10.046% 2012[2,5]	1,300	1,316
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	1,150	1,130
MetroPCS, Inc. 10.75% 2007[5]	1,000	1,050
		74,007

MATERIALS — 1.15%
UPM-Kymmene Corp. 5.625% 2014[2]	5,000	4,984
JSG Funding PLC 9.625% 2012	1,565	1,573
JSG Holdings PLC 11.50% 2015[9]	2,938	3,131
Weyerhaeuser Co. 5.95% 2008	1,599	1,632
Weyerhaeuser Co. 6.75% 2012	2,390	2,540
ICI Wilmington, Inc. 5.625% 2013	4,000	3,988
Norske Skogindustrier ASA 7.625% 2011[2]	1,400	1,501
Norske Skogindustrier ASA 6.125% 2015[2]	100	97
Norske Skogindustrier ASA 7.125% 2033[2]	2,200	2,123
International Paper Co. 4.00% 2010	1,635	1,545
International Paper Co. 5.85% 2012	1,990	2,022
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,110	1,071
Stone Container Corp. 8.375% 2012	500	486
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,341
Building Materials Corp. of America, Series B, 8.00% 2007	250	254
Building Materials Corp. of America 8.00% 2008	420	427
Building Materials Corp. of America 7.75% 2014	2,275	2,207
Owens-Illinois, Inc. 7.35% 2008	750	763
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,098
Abitibi-Consolidated Inc. 8.55% 2010	679	691
Abitibi-Consolidated Co. of Canada 6.00% 2013	2,500	2,131
Plastipak Holdings, Inc. 8.50% 2015[2]	2,750	2,791
Equistar Chemicals, LP 10.125% 2008	2,100	2,289
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	375	414
Rhodia 10.25% 2010	2,400	2,640
Nalco Co. 7.75% 2011	1,190	1,229
Nalco Co. 8.875% 2013	1,000	1,053
Earle M. Jorgensen Co. 9.75% 2012	2,100	2,258
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,150
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,255	2,114
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	1,850	2,049
Associated Materials Inc. 9.75% 2012	1,020	989
AMH Holdings, Inc. 0%/11.25% 2014[8]	1,860	921
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,901
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,900
Ispat Inland ULC 9.75% 2014	1,300	1,479
Longview Fibre Co. 10.00% 2009	1,250	1,319
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,218
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,166
Domtar Inc. 7.875% 2011	1,200	1,110
Temple-Inland Inc. 7.875% 2012	815	891
Huntsman LLC 11.50% 2012	759	863
Neenah Paper, Inc. 7.375% 2014	775	703
		70,052

UTILITIES — 0.83%
Edison Mission Energy 10.00% 2008	2,250	2,475
Edison Mission Energy 7.73% 2009	6,750	7,003
Edison Mission Energy 9.875% 2011	1,000	1,171
AES Corp. 9.50% 2009	2,800	3,038
AES Corp. 9.375% 2010	112	123
AES Corp. 8.75% 2013[2]	2,200	2,406
Dynegy Holdings Inc. 10.125% 2013[2]	4,600	5,221
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,855
PSEG Power LLC 7.75% 2011	2,500	2,771
Duke Capital Corp. 7.50% 2009	4,000	4,299
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	3,089	3,437
Exelon Corp. 4.45% 2010	1,500	1,452
Exelon Generation Co., LLC 6.95% 2011	1,680	1,813
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,147
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,205
Sierra Pacific Resources 8.625% 2014	550	598
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,750	1,981
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	1,500	1,631
Cilcorp Inc. 9.375% 2029	1,185	1,582
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	1,500	1,545
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,441
Electricidad de Caracas Finance BV 10.25% 2014[2]	1,280	1,366
Constellation Energy Group, Inc. 6.125% 2009	1,000	1,033
		50,593

CONSUMER STAPLES — 0.53%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,717
Rite Aid Corp. 6.125% 2008[2]	2,125	2,008
Rite Aid Corp. 6.875% 2013	2,500	2,100
H.J. Heinz Co. 6.428% 2020[2]	3,680	3,783
Vitamin Shoppe Industries, Inc. 11.84% 2012[2,5]	3,130	3,193
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,184
Pathmark Stores, Inc. 8.75% 2012	2,975	2,793
Gold Kist Inc. 10.25% 2014	1,804	2,020
Playtex Products, Inc. 8.00% 2011	1,500	1,605
Playtex Products, Inc. 9.375% 2011	250	263
CVS Corp. 6.117% 2013[2,6]	1,770	1,839
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,627
Spectrum Brands, Inc. 7.375% 2015	1,820	1,529
Elizabeth Arden, Inc. 7.75% 2014	1,455	1,477
		32,138

HEALTH CARE — 0.52%
Tenet Healthcare Corp. 6.375% 2011	2,350	2,156
Tenet Healthcare Corp. 7.375% 2013	2,440	2,263
Tenet Healthcare Corp. 9.25% 2015[2]	1,550	1,546
Quintiles Transnational Corp. 10.00% 2013	3,525	3,948
HealthSouth Corp. 8.375% 2011	1,810	1,851
HealthSouth Corp. 7.625% 2012	1,550	1,581
Cardinal Health, Inc. 5.85% 2017	3,000	3,058
Concentra Operating Corp. 9.50% 2010	2,750	2,860
Aetna Inc. 7.375% 2006	2,650	2,661
Warner Chilcott Corp. 8.75% 2015[2]	2,840	2,627
Accellent Inc. 10.50% 2013[2]	2,540	2,616
Humana Inc. 7.25% 2006	2,500	2,524
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[2]	2,040	2,188
		31,879

ENERGY — 0.46%
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	5,000	5,031
Northwest Pipeline Corp. 8.125% 2010	1,850	1,970
Williams Companies, Inc. 8.75% 2032	1,660	1,934
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,202
Newfield Exploration Co. 8.375% 2012	1,175	1,263
Newfield Exploration Co. 6.625% 2014	1,225	1,253
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[6]	1,870	2,512
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[2]	2,060	2,122
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,6]	1,680	1,588
Petrozuata Finance, Inc., Series B, 8.22% 2017[6]	350	331
Encore Acquisition Co. 6.00% 2015	2,000	1,850
Pogo Producing Co. 6.875% 2017[2]	1,750	1,715
Premcor Refining Group Inc. 7.50% 2015	1,500	1,600
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,460
Coastal Corp. 6.375% 2009	150	148
El Paso Energy Corp. 7.375% 2012	150	151
		28,130

INFORMATION TECHNOLOGY — 0.37%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,254
Electronic Data Systems Corp. 7.45% 2029	900	960
SunGard Data Systems Inc. 9.125% 2013[2]	3,140	3,266
Amkor Technology, Inc. 9.25% 2008	2,350	2,291
Amkor Technology, Inc. 10.50% 2009	950	879
Celestica Inc. 7.875% 2011	1,905	1,929
Celestica Inc. 7.625% 2013	1,145	1,135
Iron Mountain Inc. 7.75% 2015	1,590	1,610
Iron Mountain Inc. 6.625% 2016	980	916
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	2,085	2,059
Sanmina-SCI Corp. 10.375% 2010	1,500	1,665
Motorola, Inc. 8.00% 2011	405	465
		22,429

MUNICIPALS — 0.13%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025[6]	2,867	2,859
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003-A1, 6.25% 2033	2,000	2,180
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
Asset-backed Bonds, Series 2002, 5.75% 2032	1,870	1,943
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	975	1,053
		8,035

NON-U.S. GOVERNMENT BONDS & NOTES — 0.05%
Brazil (Federal Republic of) Global 10.25% 2013	2,250	2,711

Total bonds & notes (cost: $1,376,652,000)		1,371,446

Short-term securities — 5.02%

Variable Funding Capital Corp. 4.05%-4.32% due 1/3-2/15/2006[2]	58,400	58,290
NetJets Inc. 4.24% due 1/25/2006[2]	24,700	24,627
Gannett Co. 4.22% due 1/6/2006[2]	20,000	19,986
Harvard University 4.20% due 1/20/2006	20,000	19,953
Anheuser-Busch Companies, Inc. 4.22%-4.26% due 1/31-2/9/2006[2]	19,250	19,170
Wells Fargo Bank NA 4.31% due 2/9/2006[12]	18,500	18,500
Park Avenue Receivables LLC 4.25% due 1/9/2006[2]	18,100	18,081
Cloverleaf International Holdings 4.25%-4.30% due 1/9-2/6/2006[2]	16,300	16,261
Atlantic Industries 4.22% due 1/10/2006[2]	16,000	15,981
BellSouth Corp. 4.06% due 1/9/2006[2]	15,000	14,985
Triple-A One Funding Corp. 4.28% due 1/10/2006[2]	15,000	14,982
Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[2]	12,800	12,755
Ranger Funding Co. LLC 4.19% due 1/4/2006[2]	12,700	12,694
Pfizer Investment Capital PLC 4.16% due 1/18/2006[2]	11,800	11,775
HSBC Finance Corp. 4.21% due 1/13/2006	10,300	10,284
Tennessee Valley Authority 4.19% due 2/9/2006[12]	9,500	9,458
General Electric Capital Corp. 4.20% due 1/3/2006	5,700	5,697
Edison Asset Securitization LLC 4.18% due 1/17/2006[2]	1,800	1,797

Total short-term securities (cost: $305,274,000)		305,276

Total investment securities (cost: $5,277,922,000)		6,074,166
Other assets less liabilities		1,012

Net assets		$6,075,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $525,710,000, which represented 8.65% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Valued under fair value procedures adopted by authority of the board of trustees.
5Coupon rate may change periodically.
6Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7Index-linked bond whose principal amount moves with a government retail price index.
8Step bond; coupon rate will increase at a later date.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Company not making scheduled interest payments; bankruptcy proceedings pending.
11Company did not make principal payment upon scheduled maturity date; reorganization pending.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

December 31, 2005

Bonds & notes — 80.70%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 13.78%
Residential Capital Corp. 5.67% 2008[1]	$2,700	$2,706
General Motors Acceptance Corp. 5.85% 2009	4,500	4,029
Residential Capital Corp. 6.375% 2010	3,500	3,560
General Motors Acceptance Corp. 7.75% 2010	2,055	1,921
General Motors Acceptance Corp. 6.875% 2011	2,205	2,013
General Motors Corp. 7.20% 2011	2,290	1,620
General Motors Acceptance Corp. 7.25% 2011	10,325	9,500
General Motors Acceptance Corp. 6.875% 2012	1,000	902
General Motors Acceptance Corp. 7.00% 2012	3,700	3,360
General Motors Corp. 7.125% 2013	3,500	2,328
General Motors Corp. 7.25% 2013	€1,000	792
General Motors Acceptance Corp. 6.61% 2014[1]	$5,000	4,509
General Motors Corp. 7.70% 2016	2,000	1,305
General Motors Corp. 8.375% 2033	1,000	665
Ford Motor Credit Co. 7.375% 2009	14,625	12,981
Ford Motor Credit Co. 5.72% 2010[1]	3,670	3,199
Ford Motor Credit Co. 7.875% 2010	9,750	8,782
Ford Motor Credit Co. 7.375% 2011	1,500	1,316
Hertz Corp. 8.875% 2014[2]	2,000	2,047
Hertz Corp. 10.50% 2016[2]	400	414
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,750	3,969
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,443
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,924
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,500	2,738
Clear Channel Communications, Inc. 4.625% 2008	875	863
Clear Channel Communications, Inc. 6.625% 2008	750	769
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,521
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,546
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,200
J.C. Penney Co., Inc. 8.00% 2010	5,585	6,145
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,936
J.C. Penney Co., Inc. 7.65% 2016	2,000	2,284
J.C. Penney Co., Inc. 7.95% 2017	1,000	1,167
J.C. Penney Co., Inc. 7.125% 2023	210	235
Comcast Cable Communications, Inc. 8.375% 2007	750	782
Tele-Communications, Inc. 9.80% 2012	2,000	2,416
Comcast Corp. 5.85% 2015	5,825	5,911
Comcast Corp. 6.50% 2015	1,750	1,853
MGM MIRAGE 6.00% 2009	4,750	4,744
MGM MIRAGE 6.75% 2012	4,000	4,075
MGM MIRAGE 5.875% 2014	1,700	1,632
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,503
Harrah’s Operating Co., Inc. 8.00% 2011	1,000	1,106
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	4,183
Cox Communications, Inc. 5.039% 2007[1]	1,750	1,764
Cox Communications, Inc. 7.875% 2009	1,500	1,613
Cox Communications, Inc. 4.625% 2010	1,750	1,696
Cox Communications, Inc. 5.45% 2014	3,500	3,421
Liberty Media Corp. 7.75% 2009	1,750	1,846
Liberty Media Corp. 7.875% 2009	2,200	2,329
Liberty Media Corp. 5.70% 2013	3,000	2,810
Liberty Media Corp. 8.25% 2030	575	566
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,210
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	2,046
Royal Caribbean Cruises Ltd. 8.75% 2011	3,675	4,171
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[3]	1,225	655
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[3]	425	278
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	4,000	4,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,322
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,309
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,800
AOL Time Warner Inc. 6.125% 2006	2,250	2,257
AOL Time Warner Inc. 6.875% 2012	2,000	2,132
AOL Time Warner Inc. 7.625% 2031	2,250	2,513
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,700	5,572
Radio One, Inc., Series B, 8.875% 2011	4,600	4,876
Radio One, Inc. 6.375% 2013	650	635
D.R. Horton, Inc. 8.00% 2009	2,700	2,891
D.R. Horton, Inc. 7.875% 2011	1,400	1,532
Schuler Homes, Inc. 10.50% 2011	250	270
D.R. Horton, Inc. 6.875% 2013	600	629
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	255
Delphi Automotive Systems Corp. 6.50% 2009[4]	7,500	3,825
Delphi Corp. 6.50% 2013[4]	480	244
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,750	897
Vidéotron Ltée 6.875% 2014	4,125	4,197
Vidéotron Ltée 6.375% 2015[2]	1,000	999
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	1,650	1,669
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,400	1,120
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,250	1,000
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,281
Visteon Corp. 8.25% 2010	4,100	3,506
Visteon Corp. 7.00% 2014	2,000	1,555
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,798
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,744
Toll Brothers, Inc. 6.875% 2012	1,500	1,578
Toll Brothers, Inc. 4.95% 2014	580	538
Toll Brothers Finance Corp. 5.15% 2015[2]	2,600	2,414
NTL Cable PLC 8.75% 2014	1,825	1,916
NTL Cable PLC 8.75% 2014	€1,000	1,257
NTL Cable PLC 9.75% 2014	£700	1,242
Hilton Hotels Corp. 7.625% 2008	$695	726
Hilton Hotels Corp. 7.20% 2009	825	867
Hilton Hotels Corp. 8.25% 2011	2,522	2,767
Cinemark USA, Inc. 9.00% 2013	4,000	4,250
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,085
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,075
Grupo Posadas, SA de CV 8.75% 2011[2]	4,000	4,100
MDC Holdings, Inc. 5.50% 2013	3,885	3,769
Toys “R” Us, Inc. 7.875% 2013	4,490	3,592
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,229
Univision Communications Inc. 3.875% 2008	2,000	1,924
Univision Communications Inc. 7.85% 2011	1,125	1,239
News America Inc. 4.75% 2010	2,000	1,972
News America Inc. 6.75% 2038	1,000	1,061
Pulte Homes, Inc. 8.125% 2011	1,395	1,538
Pulte Homes, Inc. 5.20% 2015	660	622
Pulte Homes, Inc. 7.875% 2032	750	841
Kabel Deutschland GmbH 10.625% 2014[2]	2,625	2,776
CSC Holdings, Inc., Series B, 8.125% 2009	750	761
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,000
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	940
Telenet Communications NV 9.00% 2013	€1,000	1,316
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$1,635	1,349
EchoStar DBS Corp. 9.125% 2009	2,475	2,596
American Media Operations, Inc. 8.875% 2011	3,030	2,591
Young Broadcasting Inc. 10.00% 2011	2,716	2,556
American Honda Finance Corp. 5.125% 2010[2]	2,500	2,510
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,457
Dana Corp. 5.85% 2015	3,250	2,324
Ryland Group, Inc. 5.375% 2012	2,400	2,309
TRW Automotive Acquisition Corp. 9.375% 2013	2,075	2,257
Staples, Inc. 7.375% 2012	2,000	2,232
Dillard’s, Inc. 6.30% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,505
Tribune Co. 4.875% 2010	2,250	2,196
Centex Corp. 4.75% 2008	1,500	1,485
Centex Corp. 5.25% 2015	650	619
Seminole Tribe of Florida 5.798% 2013[2]	2,000	1,993
Reader’s Digest Association, Inc. 6.50% 2011	2,000	1,965
Six Flags, Inc. 8.875% 2010	1,000	980
Six Flags, Inc. 9.625% 2014	1,000	978
Neiman Marcus Group, Inc. 9.00% 2015[2,5]	1,900	1,952
KB Home 6.25% 2015	2,000	1,946
Tenneco Automotive Inc. 8.625% 2014	2,000	1,900
Standard Pacific Corp. 5.125% 2009	2,000	1,887
Blockbuster Inc. 9.75% 2012[2]	2,000	1,770
Hyatt Equities, LLC 6.875% 2007[2]	1,500	1,531
AMC Entertainment Inc. 8.00% 2014	1,675	1,524
Thomson Corp. 5.50% 2035	1,500	1,453
Adelphia Communications Corp. 10.25% 2006[4]	1,000	560
Adelphia Communications Corp. 10.25% 2011[4]	1,450	877
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,393
Cooper-Standard Automotive Inc. 8.375% 2014	1,750	1,339
LBI Media, Inc. 10.125% 2012	1,250	1,333
William Lyon Homes, Inc. 7.625% 2012	1,500	1,331
Carnival Corp. 3.75% 2007	500	489
Carnival Corp. 6.15% 2008	750	768
Viacom Inc. 5.625% 2007	1,200	1,207
YUM! Brands, Inc. 7.70% 2012	1,000	1,106
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,044
Cox Radio, Inc. 6.625% 2006	1,000	1,002
Gray Communications Systems, Inc. 9.25% 2011	875	938
Boyd Gaming Corp. 7.75% 2012	750	789
British Sky Broadcasting Group PLC 8.20% 2009	375	410
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	189	198
		343,876

FINANCIALS — 11.08%
International Lease Finance Corp. 3.75% 2007	665	653
AIG SunAmerica Global Financing XII 5.30% 2007[2]	4,000	4,022
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,022
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,918
International Lease Finance Corp. 5.00% 2010	1,035	1,030
American International Group 5.05% 2015[2]	3,250	3,196
ILFC E-Capital Trust II 6.25% 2065[1,2]	4,875	4,958
J.P. Morgan Chase & Co. 6.75% 2011	2,000	2,144
J.P. Morgan Chase & Co. 5.75% 2013	750	775
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,905
J.P. Morgan Chase & Co. 4.891% 2015	2,500	2,475
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027[1]	5,000	4,737
HBOS PLC 5.375% (undated)[1,2]	2,750	2,749
HBOS PLC, Series B, 5.92% (undated)[1,2]	9,200	9,302
Bank of Scotland 7.00% (undated)[1,2]	480	495
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	12,005	11,982
CIT Group Inc. 3.65% 2007	3,585	3,506
CIT Group Inc. 5.75% 2007	1,500	1,521
CIT Group Inc. 7.375% 2007	1,500	1,544
CIT Group Inc. 6.875% 2009	2,500	2,654
CIT Group Inc. 7.75% 2012	750	852
Washington Mutual, Inc. 5.625% 2007	750	754
Washington Mutual, Inc. 4.375% 2008	750	741
Washington Mutual, Inc. 4.00% 2009	500	485
Washington Mutual, Inc. 4.45% 2010[1]	5,600	5,612
Washington Mutual Bank, FA 6.875% 2011	1,250	1,352
Providian Financial Corp., Series A, 9.525% 2027[2]	750	813
Abbey National PLC 6.70% (undated)[1]	5,600	5,796
Abbey National PLC 7.35% (undated)[1]	3,000	3,054
Household Finance Corp. 4.125% 2009	2,000	1,933
HSBC Finance Corp. 4.625% 2010	1,500	1,471
Household Finance Corp. 6.375% 2011	1,000	1,058
HSBC Finance Capital Trust IX 5.911% 2035[1]	4,000	4,042
Lazard Group LLC 7.125% 2015	6,840	7,195
Bayerische Landesbank, Series F, 2.50% 2006	1,500	1,493
Bayerische Landesbank Girozentrale, Series 103, 1.40% 2013	¥640,000	5,497
iStar Financial, Inc. 7.00% 2008	$950	981
iStar Financial, Inc. 8.75% 2008	309	334
iStar Financial, Inc. 5.375% 2010	3,500	3,472
iStar Financial, Inc. 6.00% 2010	750	762
iStar Financial, Inc., Series B, 5.125% 2011	1,000	975
Resona Bank, Ltd., 4.125% (undated)[1]	€970	1,140
Resona Bank, Ltd. 5.85% (undated)[1,2]	$4,250	4,240
HVB Funding Trust I 8.741% 2031[2]	1,900	2,523
HVB Funding Trust III 9.00% 2031[2]	2,500	3,382
Citigroup Inc. 4.25% 2009	3,000	2,937
Citigroup Inc. 4.125% 2010	3,000	2,917
Capital One Bank 6.875% 2006	1,500	1,502
Capital One Financial Corp. 4.738% 2007	3,000	2,991
Capital One Financial Corp. 8.75% 2007	800	831
Capital One Capital I 5.80% 2027[1,2]	250	252
Host Marriott, LP, Series M, 7.00% 2012	2,550	2,627
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,568
Host Marriott, LP, Series O, 6.375% 2015	1,350	1,353
CNA Financial Corp. 6.75% 2006	230	233
CNA Financial Corp. 6.60% 2008	1,736	1,797
CNA Financial Corp. 5.85% 2014	3,125	3,153
Nationwide Life Insurance Co. 5.35% 2007[2]	1,000	1,003
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	3,133
Nationwide Mutual Insurance Co. 7.875% 2033[2]	750	911
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,863
Liberty Mutual Group Inc. 6.50% 2035[2]	4,845	4,742
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,671
New York Life Global Funding 3.875% 2009[2]	2,250	2,186
New York Life Global Funding 4.625% 2010[2]	2,500	2,476
Rouse Co. 3.625% 2009	1,140	1,066
Rouse Co. 7.20% 2012	3,360	3,530
Downey Financial Corp. 6.50% 2014	4,500	4,522
XL Capital Ltd. 5.25% 2014	1,180	1,154
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	750	747
Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)[1,2,7]	2,500	2,503
Development Bank of Singapore Ltd. 7.875% 2009[2]	4,000	4,361
PRICOA Global Funding I 4.20% 2010[2]	2,750	2,672
Prudential Holdings, LLC, Series C, 8.695% 2023[2,7]	1,250	1,588
USA Education, Inc. 5.625% 2007	3,250	3,270
SLM Corp., Series A, 4.50% 2010	1,000	980
Met Life Global Funding I 2.60% 2008[2]	4,450	4,199
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,410
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,700	1,601
E*TRADE Financial Corp. 7.375% 2013[2]	1,900	1,933
E*TRADE Financial Corp. 7.875% 2015	1,650	1,712
Simon Property Group, LP 4.875% 2010	1,000	988
Simon Property Group, Inc. 5.375% 2011[2]	2,500	2,509
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,123
U.S. Bancorp 4.40% 2008	3,000	2,972
Kimco Realty Corp. 6.00% 2012	500	523
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,414
Bank of America Corp. 4.375% 2010	3,000	2,930
Kazkommerts International BV 7.00% 2009[2]	500	516
Kazkommerts International BV 7.875% 2014[2]	800	844
Kazkommerts International BV 8.00% 2015[2]	1,250	1,329
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	492
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,043
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	975
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[2]	1,800	1,754
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	750	751
LaBranche & Co Inc. 9.50% 2009	2,185	2,316
EOP Operating LP 8.10% 2010	500	553
EOP Operating LP 6.75% 2012	750	797
EOP Operating LP 4.75% 2014	1,000	947
ProLogis Trust 7.05% 2006	250	252
ProLogis Trust 5.50% 2013	2,000	2,021
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,249
BNP Paribas 5.186% noncumulative (undated)[1,2]	2,200	2,138
Plum Creek Timberlands, LP 5.875% 2015	2,000	2,030
Allstate Financial Global Funding LLC 5.25% 2007[2]	750	752
Allstate Financial Global Funding LLC 4.25% 2008[2]	1,250	1,229
Developers Diversified Realty Corp. 3.875% 2009	1,000	961
Developers Diversified Realty Corp. 4.625% 2010	1,000	970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	2,000	1,921
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,750	1,826
Zions Bancorporation 5.50% 2015	740	747
Zions Bancorporation 6.00% 2015	1,000	1,047
Hospitality Properties Trust 6.75% 2013	1,500	1,600
MBNA Corp., Series F, 6.125% 2013	1,500	1,593
Banco Santander-Chile 5.375% 2014[2]	1,500	1,501
City National Corp. 5.125% 2013	1,500	1,493
Barclays Bank PLC 8.55% (undated)[1,2]	1,250	1,444
First Industrial, LP 6.875% 2012	1,250	1,333
ReliaStar Financial Corp. 8.00% 2006	250	256
ING Security Life Institutional Funding 2.70% 2007[2]	1,000	972
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,035
Assurant, Inc. 5.625% 2014	1,000	1,014
Chohung Bank 4.50% 2014[1]	1,030	994
Hartford Financial Services Group, Inc. 2.375% 2006	1,000	990
ERP Operating LP 4.75% 2009	1,000	989
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	532
Advanta Capital Trust I, Series B, 8.99% 2026	500	508
TuranAlem Finance BV 8.50% 2015[2]	375	405
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	389
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	273
National Westminster Bank PLC 7.75% (undated)[1]	250	261
		276,440

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.33%
U.S. Treasury 2.50% 2006	41,305	41,005
U.S. Treasury 7.00% 2006	4,000	4,053
U.S. Treasury 3.25% 2007	7,000	6,874
U.S. Treasury 3.625% 2009	74,500	72,696
U.S. Treasury 3.875% 2009	7,500	7,383
U.S. Treasury 6.00% 2009	12,035	12,687
U.S. Treasury 5.00% 2011	2,000	2,060
U.S. Treasury 10.375% 2012	1,000	1,104
U.S. Treasury 4.25% 2013	5,000	4,956
U.S. Treasury 2.00% 2014[8]	5,750	6,167
U.S. Treasury 6.875% 2025	24,600	31,699
U.S. Treasury 5.25% 2028	11,650	12,708
Federal Home Loan Bank 2.375% 2006	1,890	1,880
Federal Home Loan Bank 2.50% 2006	4,945	4,917
Federal Home Loan Bank 2.875% 2006	15,500	15,398
Federal Home Loan Bank 3.70% 2007	3,250	3,195
Federal Home Loan Bank 5.823% 2009	5,500	5,669
Freddie Mac 5.25% 2006	4,750	4,751
Freddie Mac 4.125% 2010	7,500	7,312
Fannie Mae 1.75% 2008	¥640,000	5,601
Republic of Egypt; United States Agency for International Development 4.45% 2015	$5,000	4,909
Small Business Administration, Series 2001-20J, 5.76% 2021[7]	571	589
		257,613

MORTGAGE-BACKED OBLIGATIONS[7]— 8.32%
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	7,118
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,163
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,126
Fannie Mae 6.00% 2013	107	109
Fannie Mae 6.00% 2016	141	145
Fannie Mae 6.00% 2016	95	97
Fannie Mae 6.00% 2017	683	698
Fannie Mae 10.00% 2018	17	19
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[1]	210	235
Fannie Mae 7.00% 2026	77	81
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	265	277
Fannie Mae 6.50% 2031	23	24
Fannie Mae 7.50% 2031	42	44
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[1]	136	153
Fannie Mae 6.00% 2034	7,033	7,105
Fannie Mae 6.00% 2034	4,727	4,772
Fannie Mae 6.00% 2034	4,128	4,168
Fannie Mae 6.00% 2034	1,169	1,180
Fannie Mae 5.00% 2035	3,371	3,266
Fannie Mae 5.50% 2035	1,792	1,777
Fannie Mae 6.00% 2035	2,191	2,212
Fannie Mae 5.50% 2035	4,880	4,832
Fannie Mae 6.00% 2035	510	515
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	190	196
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	172	180
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	265	277
Freddie Mac 4.00% 2015	2,628	2,514
Freddie Mac 5.00% 2035	6,250	6,050
Freddie Mac 5.00% 2035	6,238	6,039
Freddie Mac 5.50% 2035	3,122	3,093
Freddie Mac 5.50% 2035	3,117	3,089
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,238	2,255
Freddie Mac 6.00% 2036	510	515
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[1]	2,995	2,983
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,917	2,925
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,925	2,901
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,863	2,864
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,310	2,312
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,534	4,548
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,519	4,520
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	46	45
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,180
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	2,136	2,090
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	7,026
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,201	1,237
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	3,000	2,938
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	6,300	6,140
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,648
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,171	2,118
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	794
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,957
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,529
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,508
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,448
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,200
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[1]	939	931
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[1]	1,086	1,074
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	3,000	2,928
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[2]	1,750	1,749
SBA CMBS Trust, Series 2005-1D, 6.219% 2035[2]	3,000	2,997
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,964
Nykredit 4.00% 2035	DKr24,175	3,721
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	551	549
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[1]	2,938	2,938
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[1]	3,438	3,464
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	720	744
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	911	937
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,639	1,762
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,355	3,352
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,047
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,449	1,552
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[1]	1,419	1,387
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	2,503	2,709
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,632
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030[1]	1,250	1,287
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[1]	1,000	1,048
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 2034[1]	2,187	2,168
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 2045[1]	1,958	1,978
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,936	1,936
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	471	484
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,320
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,293
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,000	1,056
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029[2]	86	86
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	870	896
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	921	911
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	896	910
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	813
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	721	722
Government National Mortgage Assn. 5.50% 2017	557	565
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	550
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	521
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	344	347
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]	123	124
		207,643

TELECOMMUNICATION SERVICES — 6.38%
Sprint Capital Corp. 4.78% 2006[3]	1,500	1,499
Nextel Communications, Inc. 6.875% 2013	6,410	6,693
Nextel Communications, Inc. 7.375% 2015	26,790	28,294
Sprint Capital Corp. 6.875% 2028	1,250	1,370
SBC Communications Inc. 4.542% 2008[1]	1,625	1,629
SBC Communications Inc. 4.125% 2009	2,500	2,416
AT&T Corp. 9.05% 2011[1]	6,580	7,292
SBC Communications Inc. 5.10% 2014	2,700	2,642
SBC Communications Inc. 6.15% 2034	1,625	1,638
American Tower Corp. 7.25% 2011	1,825	1,907
American Tower Corp. 7.125% 2012	5,250	5,434
American Tower Corp. 7.50% 2012	4,500	4,725
Qwest Capital Funding, Inc. 7.75% 2006	625	634
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,973
Qwest Capital Funding, Inc. 7.25% 2011	3,200	3,256
Qwest Corp. 8.875% 2012	1,250	1,416
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	2,110
France Télécom 7.75% 2011[1]	10,250	11,461
Rogers Wireless Inc. 7.25% 2012	3,825	4,040
Rogers Wireless Inc. 7.50% 2015	1,975	2,143
Rogers Cantel Inc. 9.75% 2016	500	606
American Cellular Corp., Series B, 10.00% 2011	4,750	5,178
Dobson Cellular Systems, Inc. 9.875% 2012	500	554
Dobson Communications Corp. 8.875% 2013	688	690
Telecom Italia Capital SA, Series B, 5.25% 2013	2,750	2,703
Telecom Italia Capital SA 4.95% 2014	2,500	2,392
Telecom Italia Capital SA 5.25% 2015	1,000	973
Cingular Wireless LLC 5.625% 2006	1,000	1,007
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,123
AT&T Wireless Services, Inc. 8.125% 2012	2,500	2,892
Cincinnati Bell Inc. 7.25% 2013	5,250	5,486
Intelsat, Ltd. 8.695% 2012[1,2]	3,325	3,396
Intelsat, Ltd. 8.25% 2013[2]	1,775	1,802
Hawaiian Telcom Communications, Inc. 0% 2013[1,2]	50	49
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	2,670	2,623
Hawaiian Telcom Communications, Inc. 9.9475% 2013[1,2]	990	960
Hawaiian Telcom Communications, Inc. 12.50% 2015[2]	1,125	1,057
MetroPCS, Inc. 10.75% 2007[1]	900	945
MetroPCS, Inc. 8.25% 2011[1]	3,000	3,086
Centennial Cellular Corp. 10.75% 2008	324	332
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,092
Centennial Communications Corp. 10.25% 2013[1,2]	500	504
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,000	2,040
Triton PCS, Inc. 9.375% 2011	1,000	735
Triton PCS, Inc. 8.50% 2013	3,250	3,039
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,101
BellSouth Corp. 5.20% 2016	3,000	2,951
NTELOS Inc. 9.39% 2012[1]	2,500	2,525
Deutsche Telekom International Finance BV 8.75% 2030[1]	1,250	1,595
ALLTEL Corp. 4.656% 2007	1,600	1,593
Verizon Global Funding Corp. 7.75% 2030	1,230	1,466
SBA Communications Corp. 8.50% 2012	1,183	1,319
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	1,000	1,107
TELUS Corp. 8.00% 2011	750	842
Koninklijke KPN NV 8.00% 2010	750	824
Singapore Telecommunications Ltd. 6.375% 2011[2]	750	800
		159,059

INDUSTRIALS — 5.64%
Allied Waste North America, Inc. 8.50% 2008	4,750	5,011
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,590
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,239
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	952
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,895
Allied Waste North America, Inc. 7.25% 2015	2,000	2,030
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[7]	1,000	984
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[7]	3,570	3,604
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	2,874	2,811
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	1,004	1,000
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	1,235	1,233
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	744	726
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	2,409	2,463
TFM, SA de CV 10.25% 2007	3,335	3,535
TFM, SA de CV 9.375% 2012[2]	4,400	4,840
TFM, SA de CV 12.50% 2012	2,730	3,126
Cendant Corp. 6.25% 2008	4,200	4,278
Cendant Corp. 7.375% 2013	5,405	6,047
Bombardier Capital Inc., Series A, 6.125% 2006[2]	3,165	3,181
Bombardier Inc. 6.30% 2014[2]	5,900	5,192
Kansas City Southern Railway Co. 9.50% 2008	4,950	5,383
Kansas City Southern Railway Co. 7.50% 2009	2,650	2,749
Hutchison Whampoa International Ltd. 7.00% 2011[2]	1,000	1,078
Hutchison Whampoa International Ltd. 6.50% 2013[2]	5,750	6,099
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[2]	500	569
Terex Corp. 9.25% 2011	1,250	1,341
Terex Corp. 7.375% 2014	6,000	5,970
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[7]	997	1,002
BNSF Funding Trust I 6.613% 2055[1]	4,900	5,120
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,503	2,582
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	3,115	3,286
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,258
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,055
General Electric Co. 5.00% 2013	2,750	2,753
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,7]	386	218
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	233	233
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[4,7]	1,674	1,667
United Air Lines, Inc, Series 2001-1, Class A-1, 6.071% 2014[7]	852	835
United Air Lines, Inc, Series 2001-1, Class A-3, 6.602% 2015[7]	1,910	1,887
American Standard Inc. 8.25% 2009	1,700	1,851
American Standard Inc. 7.625% 2010	2,300	2,474
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,484
Deere & Co. 8.95% 2019	2,250	2,502
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,7]	1,012	1,061
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,7]	2,052	2,185
THL Buildco, Inc. 8.50% 2014	3,225	3,128
Tyco International Group SA 6.125% 2008	2,375	2,426
Waste Management, Inc. 7.00% 2006	1,000	1,014
Waste Management, Inc. 7.375% 2010	650	708
WMX Technologies, Inc. 7.10% 2026	500	571
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	395
Northwest Airlines, Inc. 7.875% 2008[4]	1,000	392
Northwest Airlines, Inc. 10.00% 2009[4]	2,750	1,052
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[7]	390	395
H-Lines Finance Holding Corp. 0%/11% 2013[3]	2,600	2,165
Builders FirstSource, Inc. 8.59% 2012[1]	2,000	2,045
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	2,000	2,023
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[7]	493	529
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[7]	1,495	1,439
DynCorp International and DIV Capital Corp. 9.50% 2013	1,500	1,568
Williams Scotsman, Inc. 8.50% 2015	1,500	1,560
Delta Air Lines, Inc. 8.00% 2007[2,4]	1,500	338
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010[7]	1,000	826
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[7]	372	302
K&F Industries, Inc. 7.75% 2014	1,400	1,421
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,299
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[7]	1,000	1,006
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,7]	612	616
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	250	—
		140,597

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.56%
United Kingdom 7.50% 2006	£3,595	$6,364
United Kingdom 4.75% 2010	1,060	1,865
United Kingdom 4.75% 2015	3,115	5,630
United Kingdom 4.25% 2032	3,390	6,071
German Government 4.50% 2006	€6,400	7,655
German Government 5.25% 2008	5,650	6,984
German Government 5.25% 2011	1,750	2,275
German Government 4.25% 2014	495	628
United Mexican States Government Global 4.625% 2008	$2,735	2,704
United Mexican States Government Global 8.625% 2008	2,500	2,695
United Mexican States Government Global 10.375% 2009	500	577
United Mexican States Government Global 9.875% 2010	1,000	1,175
United Mexican States Government Eurobonds 5.375% 2013	€1,115	1,433
United Mexican States Government Eurobonds 4.25% 2015	820	976
United Mexican States Government Global 11.375% 2016	$1,750	2,577
United Mexican States Government Global 7.50% 2033	1,080	1,281
French Government O.A.T. Eurobond 4.00% 2009	€2,750	3,358
French Government O.A.T. Eurobond 4.75% 2035	6,210	8,850
Spanish Government 4.25% 2007	9,930	12,021
Polish Government 5.75% 2010	PLZ27,635	8,766
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,750	8,741
Korean Government 4.00% 2010	KRW7,540,000	7,138
Korean Government 4.25% 2014	1,390,000	1,253
Russian Federation 8.25% 2010	$3,500	3,734
Russian Federation 8.25% 2010[2]	2,000	2,134
KfW International Finance Inc. 1.75% 2010	¥625,000	5,536
Israel Government 7.50% 2014	ILS18,565	4,371
Panama (Republic of) Global 9.375% 2023	$2,145	2,697
Panama (Republic of) Global 7.125% 2026	390	397
Panama (Republic of) Global 9.375% 2029	1,000	1,263
Thai Government 4.125% 2009	THB99,100	2,328
Thai Government 5.00% 2014	68,105	1,616
Queensland Treasury Corp. 6.00% 2015	A$4,430	3,408
Brazil (Federal Republic of) Global 14.50% 2009	$1,500	1,928
Brazil (Federal Republic of) Global 10.25% 2013	375	452
Brazil (Federal Republic of) Global 11.00% 2040	500	645
Canadian Government 4.25% 2026[8]	C$1,000	1,589
Argentina (Republic of) 3.504% 2012[1]	$2,000	1,543
Bulgaria (Republic of) 8.25% 2015	1,020	1,234
Dominican Republic 9.04% 2018[2,5]	1,045	1,105
El Salvador (Republic of) 7.65% 2035	790	818
El Salvador (Republic of) 7.65% 2035[2]	70	72
State of Qatar 9.75% 2030	500	765
		138,652

MATERIALS — 4.36%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,433
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,798
Abitibi-Consolidated Co. of Canada 7.991% 2011[1]	3,500	3,386
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,500	8,181
JSG Funding PLC 9.625% 2012	575	578
JSG Funding PLC 7.75% 2015	€3,000	3,176
JSG Funding PLC 7.75% 2015	$2,000	1,670
JSG Holdings PLC 11.50% 2015[5]	€3,234	3,447
Rhodia SA 8.00% 2010	2,300	2,870
Rhodia 10.25% 2010	$2,500	2,750
Rhodia SA 9.25% 2011	€2,500	3,164
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$9,025	$8,461
Owens-Brockway Glass Container Inc. 8.875% 2009	2,500	2,622
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,430
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,471
Stone Container Corp. 9.25% 2008	$650	670
Stone Container Corp. 9.75% 2011	950	964
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,930
Stone Container Corp. 8.375% 2012	250	243
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,590
Norske Skogindustrier ASA 7.625% 2011[2]	4,000	4,288
Norske Skogindustrier ASA 6.125% 2015[2]	1,500	1,452
Lyondell Chemical Co. 9.50% 2008	1,355	1,428
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	793
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,658
Weyerhaeuser Co. 5.95% 2008	533	544
Weyerhaeuser Co. 6.75% 2012	2,000	2,125
Weyerhaeuser Co. 7.375% 2032	1,000	1,115
Graphic Packaging International, Inc. 8.50% 2011	2,975	2,997
Graphic Packaging International, Inc. 9.50% 2013	500	480
Georgia-Pacific Corp. 7.50% 2006	1,000	1,011
Georgia-Pacific Corp. 8.125% 2011	1,000	1,006
Georgia-Pacific Corp. 8.875% 2031	500	504
Sino-Forest Corp. 9.125% 2011[2]	2,315	2,494
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	339
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,710
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	431
United States Steel Corp. 9.75% 2010	2,103	2,298
Neenah Paper, Inc. 7.375% 2014	2,325	2,110
Plastipak Holdings, Inc. 8.50% 2015[2]	2,000	2,030
Airgas, Inc. 6.25% 2014	2,000	1,975
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,960
Building Materials Corp. of America 7.75% 2014	2,000	1,940
Steel Dynamics, Inc. 9.50% 2009	1,750	1,851
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,841
Crompton Corp. 10.198% 2010[1]	$1,600	1,768
Domtar Inc. 7.125% 2015	2,000	1,715
Associated Materials Inc. 9.75% 2012	1,750	1,697
International Paper Co. 5.85% 2012	1,500	1,524
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[3]	1,044	765
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	726
Teck Cominco Ltd. 6.125% 2035	1,500	1,488
Corporación Nacional del Cobre de Chile 5.625% 2035[2]	1,250	1,250
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,075
Temple-Inland Inc. 6.375% 2016	935	955
Allegheny Technologies, Inc. 8.375% 2011	500	545
		108,722

UTILITIES — 3.43%
AES Corp. 9.50% 2009	695	754
AES Corp. 9.375% 2010	4,019	4,411
AES Corp. 8.75% 2013[2]	6,350	6,945
AES Corp. 9.00% 2015[2]	350	385
AES Red Oak, LLC, Series A, 8.54% 2019[7]	915	1,012
AES Ironwood, LLC 8.857% 2025[7]	1,168	1,297
AES Red Oak, LLC, Series B, 9.20% 2029[7]	2,500	2,825
Edison Mission Energy 10.00% 2008	3,000	3,300
Mission Energy Holding Co. 13.50% 2008	1,525	1,777
Edison Mission Energy 7.73% 2009	1,500	1,556
Edison Mission Energy 9.875% 2011	3,438	4,027
Midwest Generation, LLC, Series B, 8.56% 2016[7]	1,798	1,956
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,595
Dynegy Holdings Inc. 9.875% 2010[2]	3,225	3,551
Dynegy Holdings Inc. 10.125% 2013[2]	4,750	5,391
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	5,875	6,389
Southern Power Co., Series B, 6.25% 2012	6,000	6,321
American Electric Power Co., Inc., Series A, 6.125% 2006	921	925
American Electric Power Co., Inc. 4.709% 2007[1,3]	5,000	4,971
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,761
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,497
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,087	3,415
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,456
Exelon Generation Co., LLC 6.95% 2011	1,300	1,403
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,633
Cilcorp Inc. 8.70% 2009	1,000	1,112
Union Electric Co. 5.25% 2012	1,495	1,506
Duke Capital Corp. 6.25% 2013	1,000	1,043
Duke Capital Corp. 5.50% 2014	1,000	998
SP PowerAssets Ltd. 3.80% 2008[2]	2,000	1,943
Scottish Power PLC 5.375% 2015	1,230	1,233
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,000	1,132
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,045
Oncor Electric Delivery Co. 6.375% 2012	800	845
		85,560

ENERGY — 3.11%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,7]	5,133	4,959
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	71	68
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	675	782
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,7]	360	417
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	7,500	7,457
Premcor Refining Group Inc. 9.25% 2010	3,750	4,065
Premcor Refining Group Inc. 6.125% 2011	2,000	2,069
Premcor Refining Group Inc. 6.75% 2011	2,700	2,863
Premcor Refining Group Inc. 9.50% 2013	650	725
Premcor Refining Group Inc. 6.75% 2014	2,000	2,103
Premcor Refining Group Inc. 7.50% 2015	275	293
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,7]	6,250	6,387
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	3,000	3,066
Coastal Corp. 6.375% 2009	150	148
El Paso Energy Corp. 7.75% 2010[2]	1,500	1,537
El Paso Energy Corp. 7.375% 2012	100	101
El Paso Natural Gas Co. 7.50% 2026	175	182
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,982
Southern Natural Gas Co. 7.35% 2031	1,000	1,031
Southern Natural Gas Co. 8.00% 2032	1,325	1,460
Williams Companies, Inc. 6.375% 2010[2]	1,000	1,004
Williams Companies, Inc. 7.125% 2011	500	522
Williams Companies, Inc. 8.125% 2012	4,030	4,413
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,7]	4,683	4,582
Newfield Exploration Co. 8.375% 2012	3,250	3,494
Newfield Exploration Co. 6.625% 2014	1,000	1,022
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,7]	4,150	4,115
Devon Energy Corp. 7.95% 2032	2,750	3,558
Overseas Shipholding Group, Inc. 8.25% 2013	525	558
Overseas Shipholding Group, Inc. 7.50% 2024	1,925	1,915
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,7]	2,500	2,362
Encore Acquisition Co. 6.00% 2015	2,500	2,312
Teekay Shipping Corp. 8.875% 2011	1,900	2,157
Pogo Producing Co. 6.875% 2017[2]	2,000	1,960
Gulfstream Natural Gas System LLC 6.19% 2025[2]	1,220	1,252
Reliance Industries Ltd., Series B, 10.25% 2097	500	609
		77,530

INFORMATION TECHNOLOGY — 2.46%
Electronic Data Systems Corp. 6.334% 2006	2,000	2,017
Electronic Data Systems Corp. 7.125% 2009	3,500	3,722
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	10,025	10,318
Electronic Data Systems Corp. 7.45% 2029	1,250	1,333
Celestica Inc. 7.875% 2011	5,650	5,721
Celestica Inc. 7.625% 2013	3,450	3,420
Sanmina-SCI Corp. 10.375% 2010	3,750	4,163
Sanmina-SCI Corp. 6.75% 2013	4,000	3,825
Nortel Networks Ltd. 6.125% 2006	5,975	6,005
Xerox Corp. 7.125% 2010	5,000	5,231
Motorola, Inc. 7.625% 2010	239	266
Motorola, Inc. 8.00% 2011	2,000	2,296
Motorola, Inc. 7.50% 2025	500	603
Motorola, Inc. 5.22% 2097	1,000	830
SunGard Data Systems Inc. 9.125% 2013[2]	3,000	3,120
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,532
Jabil Circuit, Inc. 5.875% 2010	2,000	2,033
Amkor Technology, Inc. 10.50% 2009	275	254
Amkor Technology, Inc. 7.125% 2011	1,600	1,416
Amkor Technology, Inc. 7.75% 2013	75	66
Viasystems, Inc. 10.50% 2011	1,500	1,451
Solectron Corp., Series B, 7.375% 2006	625	631
Exodus Communications, Inc. 11.625% 2010[4,6]	377	—
		61,253

ASSET-BACKED OBLIGATIONS[7]— 2.31%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	3,000	2,941
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	3,250	3,154
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	5,000	4,980
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,188
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,696
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,784	1,814
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	3,300	3,410
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2015[2]	3,000	3,000
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	3,000	2,981
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,935
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,688
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[1]	2,500	2,504
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[1]	2,500	2,503
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,225
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	2,000	2,000
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[1]	1,889	1,892
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,686	1,661
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	1,500	1,465
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,500	1,447
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	1,401	1,389
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[2]	1,250	1,246
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 2010[1,2]	750	755
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	662	692
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	495	494
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	493	492
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	499	488
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	424	423
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	238	237
		57,700

CONSUMER STAPLES — 1.75%
Ahold Finance U.S.A., Inc. 6.25% 2009	2,105	2,137
Ahold Finance U.S.A., Inc. 8.25% 2010	6,005	6,523
Ahold Finance U.S.A., Inc. 6.50% 2017	£61	106
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	$233	249
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	2,825	3,152
Delhaize America, Inc. 8.125% 2011	6,400	7,008
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	792
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	5,957
Spectrum Brands, Inc. 7.375% 2015	7,375	6,195
Stater Bros. Holdings Inc. 7.991% 2010[1]	2,550	2,563
Stater Bros. Holdings Inc. 8.125% 2012	1,000	995
CVS Corp. 6.117% 2013[2,7]	1,328	1,380
CVS Corp. 5.298% 2027[2,7]	1,798	1,760
Rite Aid Corp. 6.875% 2013	2,125	1,785
Gold Kist Inc. 10.25% 2014	1,371	1,535
Duane Reade Inc. 8.991% 2010[1]	1,000	935
Tesco PLC 5.50% 2033	£330	629
		43,701

HEALTH CARE — 1.64%
Columbia/HCA Healthcare Corp. 7.00% 2007	$2,500	2,563
HCA Inc. 5.50% 2009	6,150	6,105
Concentra Operating Corp. 9.50% 2010	4,000	4,160
Concentra Operating Corp. 9.125% 2012	3,250	3,364
Tenet Healthcare Corp. 6.375% 2011	1,000	917
Tenet Healthcare Corp. 9.875% 2014	1,600	1,628
Tenet Healthcare Corp. 9.25% 2015[2]	750	748
Wyeth 5.50% 2016[2]	3,000	3,041
Mylan Laboratories Inc. 5.75% 2010[2]	3,000	3,019
Amgen Inc. 4.00% 2009	2,500	2,426
Triad Hospitals, Inc. 7.00% 2012	2,250	2,309
Universal Hospital Services, Inc., Series B, 10.125% 2011	2,000	2,080
Humana Inc. 7.25% 2006	1,500	1,514
Aetna Inc. 7.375% 2006	1,400	1,406
Quintiles Transnational Corp. 10.00% 2013	1,250	1,400
Cardinal Health, Inc. 5.85% 2017	1,235	1,259
UnitedHealth Group Inc. 5.20% 2007	1,000	1,000
Health Net, Inc. 9.875% 2011[1]	815	952
Warner Chilcott Corp. 8.75% 2015[2]	1,000	925
		40,816

MUNICIPALS — 0.55%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	$3,030	$3,201
State of Virginia, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	3,000	3,059
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003-A1, 6.25% 2033	1,500	1,635
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding
Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,610
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,566	1,561
State of California, Deptartment of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	1,500	1,498
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003, 6.125% 2024	750	819
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	459	457
		13,840

Total bonds & notes (cost: $2,020,388,000)		2,013,002

Convertible securities — 0.36%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.19%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	$648,000	626
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€3,061,000	3,675
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	375
		4,676

INFORMATION TECHNOLOGY — 0.09%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$1,500,000	1,449
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$1,000,000	962
		2,411

TELECOMMUNICATION SERVICES — 0.08%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	1,993

Total convertible securities (cost: $7,165,000)		9,080

Preferred stocks — 3.02%	Shares

FINANCIALS — 3.02%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	7,115
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,571
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,795
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,407
Principal Financial Group, Inc. Series A, 5.563% preferred	88,300	9,034
Fannie Mae, Series O, 7.00% preferred[2]	125,000	6,844
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	5,143
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	4,250,000	4,837
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	4,109
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	2,500,000	2,709
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,231
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	985
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	65,000	1,771
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	1,500,000	1,428
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,116
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	965,000	1,026
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	831
First Republic Capital Corp., Series A, 10.50% preferred[2]	750	799
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	20,000	530
		75,281

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[9]	5,000	2

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,9]	55	—

Total preferred stocks (cost: $73,291,000)		75,283

Common stocks — 0.13%

UTILITIES — 0.08%
Drax Group PLC[9]	231,144	1,966

TELECOMMUNICATION SERVICES — 0.03%
Sprint Nextel Corp.	33,726	788
XO Communications, Inc.[9]	848	1
		789

INDUSTRIALS — 0.01%
DigitalGlobe Inc.[2,6,9]	306,464	307
Delta Air Lines, Inc.[2,9]	60,887	46
		353

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9]	32,500	79

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,9]	16,114	8

Total common stocks (cost: $3,134,000)		3,195

Rights & warrants — 0.04%

TELECOMMUNICATION SERVICES — 0.04%
American Tower Corp., warrants, expire 2008[2,9]	3,000	1,083
XO Communications, Inc., Series B, warrants, expire 2010[9]	1,273	1
XO Communications, Inc., Series A, warrants, expire 2010[9]	1,698	—
XO Communications, Inc., Series C, warrants, expire 2010[9]	1,273	—
GT Group Telecom Inc., warrants, expire 2010[2,6,9]	1,000	—

Total rights & warrants (cost: $54,000)		1,084

	Principal amount	Market value
Short-term securities — 14.43%	(000)	(000)

Pfizer Investment Capital PLC 4.19%-4.30% due 1/25-2/16/2006[2,10]	$49,400	$49,198
CAFCO, LLC 4.34% due 2/21/2006[2,10]	18,500	18,384
Ciesco LLC 4.37% due 3/1/2006[2,10]	17,000	16,881
Cloverleaf International Holdings SA 4.27%-4.30% due 1/17-2/13/2006[2,10]	34,200	34,108
Variable Funding Capital Corp. 4.29%-4.31% due 2/9/2006[2]	30,500	30,356
Atlantic Industries 4.20%-4.22% due 1/9/2006[2]	29,000	28,969
Ranger Funding Co. LLC 4.30%-4.32% due 1/17-1/30/2006[2]	25,000	24,934
Freddie Mac 4.08%-4.12% due 1/24/2006	20,800	20,742
Park Avenue Receivables Co., LLC 4.30% due 1/13/2006[2]	18,000	17,972
Procter & Gamble Co. 4.18%-4.21% due 1/4-1/5/2006[2]	17,565	17,556
Kimberly-Clark Worldwide Inc. 4.20% due 1/13/2006[2]	15,900	15,876
Estée Lauder Companies Inc. 4.25% due 1/30/2006[2]	15,000	14,947
Clipper Receivables Co., LLC 4.23%-4.32% due 1/18-1/27/2006[2]	14,600	14,564
FCAR Owner Trust I 4.23% due 1/10/2006	13,700	13,684
BellSouth Corp. 4.24%-4.26% due 1/24-2/7/2006[2]	13,200	13,159
Anheuser-Busch Companies, Inc. 4.29% due 2/23/2006[2,10]	13,200	13,115
General Electric Capital Corp. 4.20% due 1/3/2006	11,000	10,995
Federal Farm Credit Banks 4.15% due 1/12/2006	4,400	4,394

Total short-term securities (cost: $359,828,000)		359,834

Total investment securities (cost: $2,463,860,000)		2,461,478
Other assets less liabilities		32,991

Net assets		$2,494,469

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $678,798,000, which represented 27.21% of the net assets of the fund.
3Step bond; coupon rate will increase at a later date.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

High Income Bond Fund
Investment portfolio

December 31, 2005

Bonds & notes — 77.60%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 23.20%
General Motors Acceptance Corp. 6.125% 2006	$1,840	$1,788
General Motors Acceptance Corp. 5.85% 2009	1,000	895
General Motors Acceptance Corp. 7.75% 2010	820	766
General Motors Acceptance Corp. 6.875% 2011	7,565	6,907
General Motors Corp. 7.20% 2011	3,790	2,681
General Motors Acceptance Corp. 7.25% 2011	2,980	2,742
General Motors Acceptance Corp. 6.875% 2012	300	271
General Motors Acceptance Corp. 7.00% 2012	1,450	1,317
General Motors Corp. 7.125% 2013	2,170	1,443
General Motors Corp. 7.25% 2013	€400	317
General Motors Acceptance Corp. 6.61% 2014[1]	$1,650	1,488
General Motors Corp. 8.25% 2023	250	162
General Motors Corp. 8.375% 2033	700	465
J.C. Penney Co., Inc. 8.00% 2010	750	825
J.C. Penney Co., Inc. 9.00% 2012	1,871	2,211
J.C. Penney Co., Inc. 7.65% 2016	3,250	3,711
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,037
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	167
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[2]	1,050	688
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	1,000	458
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	1,875	1,875
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,808	1,731
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[3]	1,500	1,436
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,250	1,250
Emmis Operating Co. 6.875% 2012	4,250	4,245
Emmis Communications Corp. 10.366% 2012[1]	2,150	2,169
Cinemark USA, Inc. 9.00% 2013	4,545	4,829
Cinemark, Inc. 0%/9.75% 2014[2]	2,000	1,490
Young Broadcasting Inc. 10.00% 2011	6,392	6,016
American Media Operations, Inc., Series B, 10.25% 2009	2,815	2,583
American Media Operations, Inc. 8.875% 2011	3,480	2,975
Telenet Communications NV 9.00% 2013	€2,850	3,750
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$2,142	1,767
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,404
Ford Motor Credit Co. 7.375% 2009	750	666
Ford Motor Credit Co. 7.875% 2010	2,125	1,914
Hertz Corp. 10.50% 2016[3]	2,300	2,381
Mirage Resorts, Inc. 6.75% 2007	550	560
Mirage Resorts, Inc. 6.75% 2008	500	509
MGM MIRAGE 6.00% 2009	2,375	2,372
MGM MIRAGE 6.75% 2012	1,050	1,070
MGM MIRAGE 6.625% 2015	275	276
Quebecor Media Inc. 11.125% 2011	2,270	2,469
Sun Media Corp. 7.625% 2013	2,000	2,060
Radio One, Inc., Series B, 8.875% 2011	4,000	4,240
Six Flags, Inc. 8.875% 2010	125	123
Six Flags, Inc. 9.75% 2013	2,530	2,495
Six Flags, Inc. 9.625% 2014	1,475	1,442
Carmike Cinemas, Inc. 7.50% 2014	4,275	4,024
Liberty Media Corp. 7.875% 2009	1,900	2,012
Liberty Media Corp. 5.70% 2013	1,500	1,405
Liberty Media Corp. 8.25% 2030	350	345
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	543
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	200
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	200
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,639
Grupo Posadas, SA de CV 8.75% 2011[3]	3,450	3,536
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,505	3,426
Royal Caribbean Cruises Ltd. 7.00% 2007	725	746
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,500
Royal Caribbean Cruises Ltd. 8.75% 2011	275	312
Royal Caribbean Cruises Ltd. 6.875% 2013	750	798
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,646
Tenneco Automotive Inc. 8.625% 2014	1,710	1,624
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	678
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,250	1,192
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,399
Vidéotron Ltée 6.875% 2014	1,995	2,030
Vidéotron Ltée 6.375% 2015[3]	1,220	1,218
Stoneridge, Inc. 11.50% 2012	3,150	3,221
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,604
Mohegan Tribal Gaming Authority 7.125% 2014	575	592
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,922
Sealy Mattress Co. 8.25% 2014	2,800	2,898
RH Donnelley Inc. 10.875% 2012[3]	2,500	2,831
Kabel Deutschland GmbH 10.625% 2014[3]	2,655	2,808
Reader’s Digest Association, Inc. 6.50% 2011	2,800	2,751
Dollarama Group LP 8.875% 2012[3]	2,750	2,709
Iesy Repository GmbH 10.125% 2015	€500	616
Iesy Repository GmbH 10.375% 2015[3]	$2,000	2,090
Delphi Automotive Systems Corp. 6.55% 2006[4]	250	128
Delphi Automotive Systems Corp. 6.50% 2009[4]	3,500	1,785
Delphi Corp. 6.50% 2013[4]	555	282
Delphi Automotive Systems Corp. 7.125% 2029[4]	750	384
NTL Cable PLC 8.75% 2014	1,350	1,418
NTL Cable PLC 8.75% 2014	€500	628
NTL Cable PLC 9.75% 2014	£300	532
Visteon Corp. 8.25% 2010	$3,000	2,565
William Lyon Homes, Inc. 10.75% 2013	1,750	1,816
William Lyon Homes, Inc. 7.50% 2014	750	652
Cooper-Standard Automotive Inc. 7.00% 2012	1,650	1,526
Cooper-Standard Automotive Inc. 8.375% 2014	1,150	880
Technical Olympic USA, Inc. 9.00% 2010	900	915
Technical Olympic USA, Inc. 10.375% 2012	1,500	1,483
Cablevision Systems Corp., Series B, 8.00% 2012	2,240	2,106
Boyd Gaming Corp. 7.75% 2012	1,000	1,052
Boyd Gaming Corp. 8.75% 2012	500	539
Boyd Gaming Corp. 6.75% 2014	500	499
Neiman Marcus Group, Inc. 9.00% 2015[3,5]	2,020	2,076
Gaylord Entertainment Co. 8.00% 2013	1,445	1,521
Gaylord Entertainment Co. 6.75% 2014	500	492
Warner Music Group 7.375% 2014	2,000	1,995
Fisher Communications, Inc. 8.625% 2014	1,860	1,972
Clear Channel Communications, Inc. 5.75% 2013	695	682
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,251
AMC Entertainment Inc. 9.50% 2011	767	758
AMC Entertainment Inc. 9.875% 2012	375	369
AMC Entertainment Inc. 8.00% 2014	850	774
Riddell Bell Holdings Inc. 8.375% 2012	2,000	1,865
D.R. Horton, Inc. 8.00% 2009	875	937
D.R. Horton, Inc. 7.875% 2011	300	328
Schuler Homes, Inc. 10.50% 2011	250	270
D.R. Horton, Inc. 6.875% 2013	75	79
Blockbuster Inc. 9.75% 2012[3]	1,745	1,544
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	1,500	1,472
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,414
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,414
WDAC Subsidiary Corp. 8.375% 2014[3]	1,450	1,412
EchoStar DBS Corp. 5.75% 2008	600	591
EchoStar DBS Corp. 9.125% 2009	781	819
Toys “R” Us, Inc. 7.875% 2013	1,539	1,231
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,121	1,211
Buffets, Inc. 11.25% 2010	1,150	1,179
Adelphia Communications Corp. 10.25% 2011[4]	450	272
Century Communications Corp. 0% 2003[4]	1,000	850
Dillard’s, Inc. 6.30% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	350	376
LBI Media, Inc. 10.125% 2012	1,000	1,066
Aztar Corp. 7.875% 2014	1,000	1,052
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,044
Standard Pacific Corp. 5.125% 2009	1,000	944
KB Home 6.25% 2015	950	924
Hilton Hotels Corp. 7.625% 2008	265	277
Hilton Hotels Corp. 7.20% 2009	610	641
TRW Automotive Acquisition Corp. 9.375% 2013	807	878
Lighthouse International Co. SA 8.00% 2014	€675	849
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	$750	831
Jostens IH Corp. 7.625% 2012	810	818
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	758	794
Payless ShoeSource, Inc. 8.25% 2013	750	788
Loews Cineplex Entertainment Corp. 9.00% 2014	750	761
Bombardier Recreational Products Inc. 8.375% 2013	700	704
Harrah’s Operating Co., Inc. 7.125% 2007	250	256
Harrah’s Operating Co., Inc. 5.625% 2015	400	394
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	2,389	621
YUM! Brands, Inc. 7.70% 2012	500	553
Warnaco, Inc. 8.875% 2013	500	541
Dana Corp. 5.85% 2015	700	501
Ryland Group, Inc. 5.375% 2008	500	500
WCI Communities, Inc. 9.125% 2012	500	500
Key Plastics Holdings, Inc., Series B, 10.25% 2007[4,6]	4,000	—
		217,237

MATERIALS — 10.15%
JSG Funding PLC 9.625% 2012	$1,526	$1,534
JSG Funding PLC 7.75% 2015	1,000	835
JSG Funding PLC 7.75% 2015	€ 750	794
JSG Holdings PLC 11.50% 2015[5]	5,186	5,528
Abitibi-Consolidated Co. of Canada 5.25% 2008	$700	668
Abitibi-Consolidated Finance LP 7.875% 2009	767	763
Abitibi-Consolidated Inc. 8.55% 2010	1,529	1,556
Abitibi-Consolidated Co. of Canada 7.991% 2011[1]	1,000	967
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,025	874
Abitibi-Consolidated Co. of Canada 8.375% 2015	4,000	3,850
Owens-Illinois, Inc. 8.10% 2007	500	514
Owens-Brockway Glass Container Inc. 8.875% 2009	445	467
Owens-Illinois, Inc. 7.50% 2010	1,275	1,300
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,543
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,647
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	441
Millennium America Inc. 9.25% 2008	$1,275	1,382
Lyondell Chemical Co. 9.50% 2008	589	621
Equistar Chemicals, LP 10.125% 2008	525	572
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	200	221
Lyondell Chemical Co. 10.50% 2013	2,000	2,282
Millennium America Inc. 7.625% 2026	700	672
Rhodia SA 8.00% 2010	€700	873
Rhodia 10.25% 2010	$2,650	2,915
Rhodia 8.875% 2011	1,510	1,555
Rhodia SA 9.25% 2011	€300	380
Stone Container Corp. 9.25% 2008	$1,000	1,030
Stone Container Corp. 9.75% 2011	425	431
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	225	217
Stone Container Corp. 8.375% 2012	630	613
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,706
Plastipak Holdings, Inc. 8.50% 2015[3]	4,585	4,654
Nalco Co. 7.75% 2011	3,740	3,861
Nalco Co. 8.875% 2013	500	526
Associated Materials Inc. 9.75% 2012	3,160	3,065
AMH Holdings, Inc. 0%/11.25% 2014[2]	1,650	817
Graphic Packaging International, Inc. 8.50% 2011	2,500	2,519
Graphic Packaging International, Inc. 9.50% 2013	1,270	1,219
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,850	3,609
Earle M. Jorgensen Co. 9.75% 2012	3,150	3,386
Building Materials Corp. of America 8.00% 2008	200	203
Building Materials Corp. of America 7.75% 2014	3,100	3,007
Domtar Inc. 7.875% 2011	775	717
Domtar Inc. 7.125% 2015	2,550	2,187
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	2,500	2,769
Longview Fibre Co. 10.00% 2009	2,250	2,374
Oregon Steel Mills, Inc. 10.00% 2009	2,200	2,365
United States Steel Corp. 9.75% 2010	2,103	2,298
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,402
Rockwood Specialties Group, Inc. 7.625% 2014	€700	859
Ainsworth Lumber Co. Ltd. 7.25% 2012	$500	452
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,747
Neenah Paper, Inc. 7.375% 2014	1,950	1,770
Sino-Forest Corp. 9.125% 2011[3]	1,305	1,406
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	980
Crompton Corp. 10.198% 2010[1]	800	884
Allegheny Technologies, Inc. 8.375% 2011	750	817
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	500	366
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	436
NOVA Chemicals Corp. 7.561% 2013[1,3]	750	770
Georgia-Pacific Corp. 7.50% 2006	250	253
Georgia-Pacific Corp. 8.125% 2011	500	503
Airgas, Inc. 6.25% 2014	750	741
Steel Dynamics, Inc. 9.50% 2009	500	529
Huntsman LLC 11.50% 2012	379	431
Ispat Inland ULC 9.75% 2014	327	372
		95,045

TELECOMMUNICATION SERVICES — 8.63%
Qwest Capital Funding, Inc. 7.75% 2006	260	264
U S WEST Capital Funding, Inc. 6.375% 2008	730	728
Qwest Capital Funding, Inc. 7.00% 2009	2,500	2,538
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,726
Qwest Capital Funding, Inc. 7.25% 2011	3,100	3,154
Qwest Communications International Inc. 7.50% 2014[3]	1,500	1,549
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,216
Qwest Capital Funding, Inc. 7.75% 2031	370	357
American Tower Corp. 7.25% 2011	675	705
American Tower Corp. 7.125% 2012	8,115	8,399
American Tower Corp. 7.50% 2012	1,925	2,021
American Cellular Corp., Series B, 10.00% 2011	2,425	2,643
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,375
Dobson Communications Corp. 8.875% 2013	712	714
Nextel Communications, Inc. 6.875% 2013	505	527
Nextel Communications, Inc. 7.375% 2015	6,750	7,129
Centennial Cellular Corp. 10.75% 2008	704	722
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,852
Centennial Communications Corp. 10.25% 2013[1,3]	2,450	2,468
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	1,800	1,836
Triton PCS, Inc. 9.375% 2011	800	588
Triton PCS, Inc. 8.50% 2013	5,625	5,259
Intelsat, Ltd. 8.695% 2012[1,3]	1,550	1,583
Intelsat, Ltd. 8.25% 2013[3]	2,115	2,147
Intelsat, Ltd. 8.625% 2015[3]	1,685	1,710
SBC Communications Inc. 4.125% 2009	2,500	2,416
AT&T Corp. 9.05% 2011[1]	1,444	1,600
Rogers Wireless Inc. 7.25% 2012	600	634
Rogers Wireless Inc. 7.50% 2015	2,175	2,360
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	1,825	1,793
Hawaiian Telecom Communications, Inc. 9.9475% 2013[1,3]	550	534
Hawaiian Telecom Communications, Inc. 9.9475% 2013[1,3]	30	29
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	425	400
Cincinnati Bell Inc. 7.25% 2013	2,625	2,743
SBA Communications Corp. 8.50% 2012	2,275	2,537
MetroPCS, Inc. 10.75% 2007[1]	725	761
MetroPCS, Inc. 8.25% 2011[1]	1,300	1,337
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,330	1,396
Millicom International Cellular SA 10.00% 2013	1,320	1,369
France Télécom 7.75% 2011[1]	1,000	1,118
Nextel Partners, Inc. 8.125% 2011	1,000	1,074
NTELOS Inc. 9.39% 2012[1]	1,000	1,010
Rural Cellular Corp. 10.046% 2012[1,3]	850	861
Cell C Ltd. 8.625% 2012	€490	622
AirGate PCS, Inc. 9.375% 2009[3]	$27	28
		80,832

INDUSTRIALS — 8.03%
Allied Waste North America, Inc. 8.50% 2008	$1,875	$1,978
Allied Waste North America, Inc., Series B, 8.875% 2008	1,125	1,192
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	995
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,429
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,421
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,030
Allied Waste North America, Inc. 7.25% 2015	100	101
NTK Holdings Inc. 0%/10.75% 2014[2]	5,250	3,307
THL Buildco, Inc. 8.50% 2014	2,835	2,750
TFM, SA de CV 10.25% 2007	365	387
TFM, SA de CV 9.375% 2012[3]	3,150	3,465
TFM, SA de CV 12.50% 2012	820	939
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	617	617
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	2,009	1,959
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	1,398	1,430
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	756	670
Terex Corp. 9.25% 2011	1,500	1,609
Terex Corp., Class B, 10.375% 2011	1,260	1,342
Terex Corp. 7.375% 2014	1,500	1,492
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,125
DynCorp International and DIV Capital Corp. 9.50% 2013	3,795	3,966
Bombardier Capital Inc., Series A, 6.125% 2006[3]	1,790	1,799
Bombardier Inc. 6.75% 2012[3]	900	837
Bombardier Inc. 6.30% 2014[3]	600	528
United Rentals (North America), Inc., Series B, 6.50% 2012	2,600	2,545
United Rentals (North America), Inc. 7.75% 2013	500	490
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	117	116
United Air Lines, Inc, Series 2001-1, Class A-1, 6.071% 2014[7]	426	417
United Air Lines, Inc, Series 2001-1, Class A-3, 6.602% 2015[7]	2,388	2,359
K&F Industries, Inc. 7.75% 2014	2,640	2,680
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011	1,855	1,753
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	540	570
Goodman Global Holdings 7.491% 2012[1,3]	500	497
Goodman Global Holdings 7.875% 2012[3]	1,830	1,711
American Standard Inc. 8.25% 2009	1,500	1,633
American Standard Inc. 7.625% 2010	500	538
DRS Technologies, Inc. 6.875% 2013	2,175	2,091
Standard Aero Holdings, Inc. 8.25% 2014	2,405	1,984
Jacuzzi Brands, Inc. 9.625% 2010	1,750	1,868
Ashtead Group PLC 8.625% 2015[3]	1,675	1,771
Kansas City Southern Railway Co. 9.50% 2008	685	745
Kansas City Southern Railway Co. 7.50% 2009	865	897
Williams Scotsman, Inc. 8.50% 2015	1,425	1,482
Builders FirstSource, Inc. 8.59% 2012[1]	1,225	1,253
Northwest Airlines, Inc. 8.875% 2006[4]	500	193
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	395
Northwest Airlines, Inc. 7.875% 2008[4]	665	261
Northwest Airlines, Inc. 10.00% 2009[4]	1,000	383
FTI Consulting, Inc. 7.625% 2013[3]	1,000	1,035
ACIH, Inc. 0%/11.50% 2012[2,3]	1,225	870
Accuride Corp. 8.50% 2015	825	817
UCAR Finance Inc. 10.25% 2012	730	775
Ahern Rentals, Inc. 9.25% 2013[3]	675	714
Argo-Tech Corp. 9.25% 2011	410	422
AGCO Corp. 6.875% 2014	€250	306
Delta Air Lines, Inc. 8.00% 2007[3,4]	$1,250	281
		75,220

UTILITIES — 5.12%
Edison Mission Energy 10.00% 2008	$1,750	$1,925
Mission Energy Holding Co. 13.50% 2008	2,100	2,446
Edison Mission Energy 7.73% 2009	6,325	6,562
Edison Mission Energy 9.875% 2011	3,600	4,216
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,434
AES Corp. 9.50% 2009	1,646	1,786
AES Corp. 9.375% 2010	747	820
AES Corp. 8.75% 2013[3]	7,100	7,766
AES Gener SA 7.50% 2014	750	763
AES Red Oak, LLC, Series A, 8.54% 2019[7]	458	506
Dynegy Holdings Inc. 9.875% 2010[3]	2,000	2,202
Dynegy Holdings Inc. 10.125% 2013[3]	3,525	4,001
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	167
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,388	2,642
Sierra Pacific Resources 8.625% 2014	875	951
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	274
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	2,925	3,181
PSEG Energy Holdings Inc. 8.625% 2008	2,880	3,009
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,7]	1,519	1,490
Electricidad de Caracas Finance BV 10.25% 2014[3]	735	785
		47,926

INFORMATION TECHNOLOGY — 4.92%
Sanmina-SCI Corp. 10.375% 2010	5,750	6,382
Sanmina-SCI Corp. 6.75% 2013	2,000	1,912
SunGard Data Systems Inc. 9.125% 2013[3]	4,250	4,420
SunGard Data Systems Inc. 10.25% 2015[3]	1,000	1,005
Celestica Inc. 7.875% 2011	3,100	3,139
Celestica Inc. 7.625% 2013	2,250	2,230
Xerox Corp. 7.125% 2010	3,565	3,730
Xerox Corp. 7.625% 2013	1,000	1,060
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	4,470	4,601
Amkor Technology, Inc. 9.25% 2008	2,275	2,218
Amkor Technology, Inc. 10.50% 2009	465	430
Amkor Technology, Inc. 7.125% 2011	1,100	973
Amkor Technology, Inc. 7.75% 2013	380	333
Nortel Networks Ltd. 6.125% 2006	2,975	2,990
Lucent Technologies Inc. 7.25% 2006	2,000	2,025
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	1,725	1,703
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.741% 2011[1]	250	255
Freescale Semiconductor, Inc. 6.875% 2011	1,700	1,794
Motorola, Inc. 7.625% 2010	80	89
Motorola, Inc. 8.00% 2011	625	718
Motorola, Inc. 7.50% 2025	200	241
Motorola, Inc. 5.22% 2097	650	540
Iron Mountain Inc. 7.75% 2015	1,060	1,073
Viasystems, Inc. 10.50% 2011	1,000	968
Jabil Circuit, Inc. 5.875% 2010	875	890
Flextronics International Ltd. 6.50% 2013	200	204
Solectron Corp., Series B, 7.375% 2006	125	126
		46,049

HEALTH CARE — 4.56%
Select Medical Corp. 7.625% 2015	650	629
Select Medical Holdings Corp. 9.933% 2015[1,3]	7,000	7,070
Quintiles Transnational Corp. 10.00% 2013	5,625	6,300
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[2]	1,300	969
Warner Chilcott Corp. 8.75% 2015[3]	6,130	5,670
Concentra Operating Corp. 9.50% 2010	4,125	4,290
Concentra Operating Corp. 9.125% 2012	250	259
Tenet Healthcare Corp. 6.375% 2011	2,975	2,730
Tenet Healthcare Corp. 7.375% 2013	525	487
Tenet Healthcare Corp. 9.875% 2014	800	814
Tenet Healthcare Corp. 9.25% 2015[3]	350	349
Accellent Inc. 10.50% 2013[3]	2,650	2,729
HealthSouth Corp. 8.375% 2011	1,090	1,115
HealthSouth Corp. 7.625% 2012	1,100	1,122
Columbia/HCA Healthcare Corp. 7.00% 2007	750	769
HCA Inc. 5.50% 2009	500	496
HCA Inc. 6.25% 2013	550	553
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	1,410	1,512
Omnicare, Inc. 6.875% 2015	1,300	1,326
Mylan Laboratories Inc. 5.75% 2010[3]	1,150	1,157
Triad Hospitals, Inc. 7.00% 2012	925	949
Universal Hospital Services, Inc., Series B, 10.125% 2011	800	832
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	510	523
		42,650

CONSUMER STAPLES — 4.03%
Rite Aid Corp. 6.125% 2008[3]	750	709
Rite Aid Corp. 9.50% 2011	1,000	1,060
Rite Aid Corp. 6.875% 2013	3,375	2,835
Rite Aid Corp. 9.25% 2013	375	353
Rite Aid Corp. 7.50% 2015	300	285
Ahold Finance U.S.A., Inc. 6.25% 2009	1,050	1,066
Ahold Finance U.S.A., Inc. 8.25% 2010	2,690	2,922
Ahold Finance U.S.A., Inc. 6.50% 2017	£12	21
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	$116	125
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	675	753
Stater Bros. Holdings Inc. 7.991% 2010[1]	1,100	1,105
Stater Bros. Holdings Inc. 8.125% 2012	2,850	2,836
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	124
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,036
Spectrum Brands, Inc. 7.375% 2015	3,740	3,142
Vitamin Shoppe Industries, Inc. 11.84% 2012[1,3]	2,450	2,499
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	1,605	1,621
Petro Stopping Centers, LP 9.00% 2012[3]	630	636
Gold Kist Inc. 10.25% 2014	1,982	2,220
Pathmark Stores, Inc. 8.75% 2012	2,050	1,924
Playtex Products, Inc. 9.375% 2011	1,800	1,894
Duane Reade Inc. 8.991% 2010[1]	2,000	1,870
Delhaize America, Inc. 8.125% 2011	1,480	1,621
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,125	1,221
Elizabeth Arden, Inc. 7.75% 2014	965	979
Constellation Brands, Inc. 8.125% 2012	375	392
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[3,7,8]	414	315
Dole Food Co., Inc. 8.875% 2011	178	183
		37,747

ENERGY — 3.70%
Premcor Refining Group Inc. 9.25% 2010	1,200	1,301
Premcor Refining Group Inc. 6.125% 2011	1,500	1,552
Premcor Refining Group Inc. 6.75% 2011	1,650	1,750
Premcor Refining Group Inc. 9.50% 2013	675	753
Premcor Refining Group Inc. 6.75% 2014	1,000	1,052
Premcor Refining Group Inc. 7.50% 2015	350	373
WILLIAMS COS 6.375% 10-01-10[3]	1,000	1,004
Northwest Pipeline Corp. 8.125% 2010	1,375	1,464
Williams Companies, Inc. 8.125% 2012	950	1,040
Williams Companies, Inc. 7.875% 2021	250	272
Williams Companies, Inc. 8.75% 2032	1,100	1,282
Coastal Corp. 6.375% 2009	1,725	1,699
El Paso Energy Corp. 7.75% 2010[3]	1,100	1,127
El Paso Energy Corp. 7.375% 2012	150	151
El Paso Corp. 7.875% 2012	500	517
El Paso Natural Gas Co. 7.50% 2026	50	52
Southern Natural Gas Co. 7.35% 2031	700	722
Southern Natural Gas Co. 8.00% 2032	125	138
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,7]	2,955	2,792
Petrozuata Finance, Inc., Series B, 8.22% 2017[7]	350	331
Newfield Exploration Co., Series B, 7.45% 2007	250	257
Newfield Exploration Co. 7.625% 2011	500	537
Newfield Exploration Co. 8.375% 2012	250	269
Newfield Exploration Co. 6.625% 2014	1,325	1,355
Encore Acquisition Co. 6.00% 2015	2,350	2,174
Pogo Producing Co. 6.875% 2017[3]	2,100	2,058
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,875	1,753
Teekay Shipping Corp. 8.875% 2011	1,500	1,703
Massey Energy Co. 6.875% 2013[3]	1,500	1,521
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	1,350	1,390
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	941	1,021
Overseas Shipholding Group, Inc. 8.25% 2013	650	691
Overseas Shipholding Group, Inc. 7.50% 2024	100	100
Peabody Energy Corp. 5.875% 2016	500	489
		34,690

FINANCIALS — 3.37%
E*TRADE Financial Corp. 7.375% 2013[3]	225	229
E*TRADE Financial Corp. 7.875% 2015	4,085	4,238
Host Marriott, LP, Series G, 9.25% 2007	75	79
Host Marriott, LP, Series I, 9.50% 2007	100	104
Host Marriott, LP, Series M, 7.00% 2012	1,970	2,029
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,176
Host Marriott, LP, Series O, 6.375% 2015	475	476
Providian Financial Corp., Series A, 9.525% 2027[3]	3,500	3,794
Lazard Group LLC 7.125% 2015	2,320	2,440
TuranAlem Finance BV 7.875% 2010	1,500	1,582
TuranAlem Finance BV 8.50% 2015	500	540
TuranAlem Finance BV 8.50% 2015[3]	260	281
UnumProvident Finance Co. PLC 6.85% 2015[3]	2,300	2,400
HSBC Finance Corp. 5.00% 2015	2,265	2,207
iStar Financial, Inc., Series B, 4.875% 2009	500	492
iStar Financial, Inc., Series B, 5.70% 2014	1,500	1,486
Downey Financial Corp. 6.50% 2014	1,250	1,256
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,3]	1,250	1,248
Rouse Co. 3.625% 2009	615	575
Rouse Co. 7.20% 2012	195	205
Rouse Co. 5.375% 2013	390	371
Fairfax Financial Holdings Ltd. 7.75% 2012	1,225	1,149
LaBranche & Co Inc. 9.50% 2009	985	1,044
Kazkommerts International BV 8.50% 2013	500	547
Sovereign Capital Trust I 9.00% 2027	500	539
Capital One Financial Corp. 8.75% 2007	500	520
Chevy Chase Bank, FSB 6.875% 2013	500	517
		31,524

NON US GOVERNMENT BONDS & NOTES — 1.46%
Brazil (Federal Republic of) Global 14.50% 2009	750	964
Brazil (Federal Republic of) Global 10.25% 2013	1,750	2,109
Brazil (Federal Republic of) Global 7.875% 2015	250	267
Brazil (Federal Republic of) Global 11.00% 2040	550	710
Argentina (Republic of) 3.504% 2012[1]	1,625	1,253
Argentina (Republic of) 6.84% 2033[5,9]	ARS2,492	768
Argentina (Republic of) GDP-Linked 2035	5,935	97
United Mexican States Government Global 8.625% 2008	$500	539
United Mexican States Government Global 11.375% 2016	1,015	1,495
Panama (Republic of) Global 9.375% 2023	1,042	1,310
Panama (Republic of) Global 7.125% 2026	310	315
Panama (Republic of) Global 9.375% 2029	250	316
Russian Federation 8.25% 2010	1,000	1,067
Russian Federation 8.25% 2010[3]	750	800
Dominican Republic 9.04% 2018[3,5]	653	691
Colombia (Republic of) Global 10.75% 2013	500	622
Turkey (Republic of) 12.375% 2009	250	303
		13,626

ASSET-BACKED OBLIGATIONS — 0.28%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3,7]	2,750	2,653

MUNICIPALS — 0.15%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[10]	1,315	1,389

Total bonds & notes (cost: $730,231,000)		726,588

Convertible securities — 2.99%	Shares or principal amount

CONSUMER DISCRETIONARY — 1.46%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€5,230,000	6,278
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,5,6]	300	2,927
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$4,385,000	2,613
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	80,000	1,850
		13,668

INFORMATION TECHNOLOGY — 0.58%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$3,600,000	3,478
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$2,000,000	1,925
		5,403

INDUSTRIALS — 0.40%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	40,000	3,790

TELECOMMUNICATION SERVICES — 0.29%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,740

UTILITIES — 0.20%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,914

		Market value
Convertible securities	Shares	(000)

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		$519

Total convertible securities (cost: $23,000,000)		28,034

Preferred stocks — 2.88%

FINANCIALS — 2.88%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	5,500,000	6,086
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	2,000,000	2,163
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	6,114,000	6,761
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	160,000	4,360
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	2,000,000	2,192
First Republic Capital Corp., Series A, 10.50% preferred[3]	2,000	2,130
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,3]	2,000	2,126
Fannie Mae, Series O, 7.00% preferred[3]	20,000	1,095
		26,913

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[11]	10,000	5

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,11]	250	—

Total preferred stocks (cost: $23,329,000)		26,918

Common stocks — 1.58%

TELECOMMUNICATION SERVICES — 0.51%
Sprint Nextel Corp.	127,382	2,976
Dobson Communications Corp., Class A11	237,211	1,779
XO Communications, Inc.[11]	487	1
		4,756

INDUSTRIALS — 0.40%
DigitalGlobe Inc.[6,11]	3,677,578	3,678
Delta Air Lines, Inc.[11]	93,360	70
		3,748

UTILITIES — 0.35%
Drax Group PLC[11]	386,481	3,288

CONSUMER DISCRETIONARY — 0.15%
Clear Channel Communications, Inc.	25,506	802
Radio One, Inc., Class D, nonvoting[11]	34,000	352
Radio One, Inc., Class A11	17,000	175
ACME Communications, Inc.[11]	13,100	46
		1,375

FINANCIALS — 0.13%
Beverly Hills Bancorp Inc.	114,900	1,191

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[11]	153,000	373

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,11]	80,522	40

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		42

Total common stocks (cost: $13,159,000)		14,813

Rights & warrants — 0.01%

TELECOMMUNICATION SERVICES — 0.01%
American Tower Corp., warrants, expire 2008[3,11]	250	91
XO Communications, Inc., Series A, warrants, expire 2010[11]	975	0
XO Communications, Inc., Series B, warrants, expire 2010[11]	731	0
XO Communications, Inc., Series C, warrants, expire 2010[11]	731	0
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,11]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[3,6,11]	4,000	—

Total rights & warrants (cost: $461,000)		91

Short-term securities — 12.90%	Principal amount (000)

Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[3]	$14,300	14,249
Variable Funding Capital Corp. 4.24%-4.25% due 1/9-1/12/2006[3]	12,900	12,884
CAFCO, LLC 4.17% due 1/6/2006[3]	11,400	11,392
Cloverleaf International Holdings SA 4.25% due 1/9/2006[3]	10,400	10,389
General Electric Capital Corp. 4.20% due 1/3/2006	9,400	9,396
Federal Home Loan Bank 4.09% due 1/17/2006	8,622	8,605
Ranger Funding Co. LLC 4.23% due 1/5/2006[3]	8,600	8,595
Clipper Receivables Co., LLC 4.28% due 1/17/2006[3]	8,500	8,483
Hershey Co. 4.22% due 1/26/2006[3]	7,600	7,577
BellSouth Corp. 4.23% due 1/11/2006[3]	7,200	7,191
Pfizer Investment Capital PLC 4.33% due 2/22/2006[3,10]	7,000	6,958
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006[3]	6,300	6,287
Illinois Tool Works Inc. 4.24% due 1/6/2006	5,400	5,396
International Lease Finance Corp. 4.34% due 2/21/2006[10]	3,400	3,379

Total short-term securities (cost: $120,779,000)		120,781

Total investment securities (cost: $910,959,000)		917,225
Other assets less liabilities		19,069

Net assets		$936,294

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $260,900,000, which represented 27.87% of the net assets of the fund.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
8Scheduled interest payments not made; reorganization pending.
9Index-linked bond whose principal amount moves with a government retail price index.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
11Security did not produce income during the last 12 months.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2005

Bonds & notes — 95.47%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 42.17%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$616	$633
Fannie Mae, Series 2000-T5B, 7.30% 2010	2,000	2,190
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	3,500	3,427
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,538	1,533
Fannie Mae 6.00% 2013	321	328
Fannie Mae 12.00% 2015	104	118
Fannie Mae 6.00% 2016	413	422
Fannie Mae 6.00% 2016	170	173
Fannie Mae 5.00% 2017	6,090	6,043
Fannie Mae 5.50% 2017	3,557	3,583
Fannie Mae 6.00% 2017	302	309
Fannie Mae 6.00% 2017	256	262
Fannie Mae 6.00% 2017	209	213
Fannie Mae 9.00% 2018	39	43
Fannie Mae 10.00% 2018	172	193
Fannie Mae, Series 2001-4, Class GB, 10.335% 2018[2]	565	629
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2]	228	256
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[2]	658	743
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,488	9,832
Fannie Mae 7.00% 2026	180	190
Fannie Mae 8.50% 2027	125	135
Fannie Mae 8.50% 2027	119	129
Fannie Mae 7.00% 2028	180	188
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	992	1,039
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	665	698
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	57	60
Fannie Mae 6.50% 2031	230	237
Fannie Mae 6.50% 2031	160	165
Fannie Mae 6.50% 2031	150	154
Fannie Mae 6.50% 2031	138	142
Fannie Mae 6.50% 2031	113	116
Fannie Mae 6.50% 2031	102	105
Fannie Mae 6.50% 2031	67	69
Fannie Mae 7.00% 2031	145	151
Fannie Mae 7.50% 2031	373	391
Fannie Mae 7.50% 2031	106	111
Fannie Mae 7.50% 2031	57	59
Fannie Mae 7.50% 2031	19	20
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]	454	509
Fannie Mae 6.50% 2032	689	708
Fannie Mae 6.50% 2032	606	623
Fannie Mae 6.50% 2032	576	592
Fannie Mae 7.00% 2032	619	645
Fannie Mae 7.00% 2032	84	88
Fannie Mae 4.181% 2033[2]	3,339	3,303
Fannie Mae 5.50% 2034	2,754	2,731
Fannie Mae 6.00% 2034	18,420	18,596
Fannie Mae 6.00% 2034	2,301	2,325
Fannie Mae 6.00% 2034	1,493	1,507
Fannie Mae 4.487% 2035[2]	2,376	2,342
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,935	1,879
Fannie Mae 5.00% 2035	6,671	6,463
Fannie Mae 5.50% 2035	16,127	15,993
Fannie Mae 5.50% 2035	4,410	4,368
Fannie Mae 5.50% 2035	2,500	2,476
Fannie Mae 6.00% 2035	4,625	4,669
Fannie Mae 6.00% 2035	2,623	2,649
Fannie Mae 5.50% 2036	1,952	1,933
Fannie Mae 6.00% 2036	5,600	5,650
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	738	774
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	727	752
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	690	718
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	133	138
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]	36	36
Freddie Mac 7.00% 2008	89	91
Freddie Mac 8.25% 2008	103	105
Freddie Mac 8.25% 2008	16	17
Freddie Mac 8.25% 2009	29	29
Freddie Mac 8.00% 2012	39	40
Freddie Mac 6.00% 2014	122	124
Freddie Mac 4.00% 2015	876	838
Freddie Mac 7.00% 2015	114	117
Freddie Mac 8.00% 2017	161	170
Freddie Mac 8.50% 2018	18	18
Freddie Mac 11.00% 2018	78	87
Freddie Mac, Series 1567, Class A, 4.775% 2023[2]	510	483
Freddie Mac 8.50% 2027	52	56
Freddie Mac 9.00% 2030	366	400
Freddie Mac 4.051% 2033[2]	324	320
Freddie Mac 4.608% 2035[2]	3,493	3,442
Freddie Mac 4.648% 2035[2]	9,470	9,337
Freddie Mac 5.00% 2035	4,494	4,351
Freddie Mac 5.00% 2035	3,992	3,865
Freddie Mac 5.00% 2035	3,973	3,846
Freddie Mac 5.00% 2035	2,000	1,936
Freddie Mac 5.00% 2035	1,987	1,924
Freddie Mac 5.50% 2035	999	990
Freddie Mac 5.50% 2035	998	989
Freddie Mac, Series 3061, Class PN, 5.50% 2035	746	752
Freddie Mac 6.00% 2036	10,478	10,579
Government National Mortgage Assn. 9.50% 2009	270	283
Government National Mortgage Assn. 6.00% 2014	659	678
Government National Mortgage Assn. 6.00% 2016	396	407
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	935	906
Government National Mortgage Assn. 5.50% 2017	423	428
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	492	493
Government National Mortgage Assn. 9.50% 2020	213	233
Government National Mortgage Assn. 8.50% 2021	149	160
Government National Mortgage Assn. 8.50% 2022	129	140
Government National Mortgage Assn. 8.50% 2022	23	25
Government National Mortgage Assn. 8.50% 2022	15	16
Government National Mortgage Assn. 8.50% 2023	194	209
Government National Mortgage Assn. 6.00% 2028	1,377	1,417
Government National Mortgage Assn. 4.00% 2035[2]	2,453	2,389
Government National Mortgage Assn. 4.00% 2035[2]	1,446	1,412
Government National Mortgage Assn. 5.00% 2035	7,870	7,766
Government National Mortgage Assn. 5.00% 2035	1,992	1,957
Government National Mortgage Assn. 5.50% 2035	10,764	10,805
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[2]	2,995	2,983
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	975	967
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	954	955
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,360	1,364
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,639	5,808
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,900	3,062
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	879	860
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	1,000	1,007
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	872	854
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	956	953
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 2033[2]	1,143	1,123
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	664	653
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[2]	989	989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,167	1,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,357	1,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	985
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,118	3,226
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	693	726
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	421	426
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,216
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	399	404
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	909	921
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	394	387
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,692
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.321% 2033[2]	302	302
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	290	296
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,060
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	709	707
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	1,004
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	722	732
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[2,3]	1,126	1,147
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.86% 2028[2,3]	600	619
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	400	396
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	1,047	1,071
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,321
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 2033[2]	291	286
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,952
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	977
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,236
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,959
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,877
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,289
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	521
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.208% 2040[2,3]	1,786	1,726
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,693	1,658
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[2]	696	684
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[2]	949	950
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,552
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	867	880
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	550
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,376	1,386
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.07% 2035[2]	1,228	1,237
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,237
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,097	1,114
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	932	931
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	902	908
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	841	842.
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[2]	710	693
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	701	692
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[3]	600	600
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 2035[2]	493	493
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	397	405
		266,549

U.S. TREASURY BONDS & NOTES — 29.62%
U.S. Treasury 3.625% 2008[4]	1,849	1,900
U.S. Treasury 3.625% 2009	24,000	23,419
U.S. Treasury 5.50% 2009	9,250	9,570
U.S. Treasury 4.00% 2010	18,000	17,745
U.S. Treasury 5.75% 2010	29,300	31,012
U.S. Treasury 4.25% 2013	10,000	9,912
U.S. Treasury 2.00% 2014[4,5]	4,042	4,022
U.S. Treasury 4.25% 2014	18,000	17,806
U.S. Treasury 7.50% 2016	1,500	1,885
U.S. Treasury 9.25% 2016	3,750	5,198
U.S. Treasury 8.875% 2017	3,690	5,131
U.S. Treasury 8.125% 2019	3,500	4,750
U.S. Treasury 8.875% 2019	13,095	18,630
U.S. Treasury Principal Strip 0% 2019	8,635	4,733
U.S. Treasury 7.875% 2021[5]	2,000	2,707
U.S. Treasury 6.875% 2025	12,075	15,560
U.S. Treasury 5.25% 2029[5]	10,700	11,678
U.S. Treasury 5.375% 2031	1,364	1,533
		187,191

FEDERAL AGENCY BONDS & NOTES — 11.51%
Freddie Mac 3.35% 2007	2,000	1,948
Freddie Mac 6.625% 2009	11,325	12,045
Freddie Mac 4.125% 2010	10,000	9,749
Freddie Mac 5.00% 2014	8,000	8,122
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,122	1,143
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	856	884
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,514	2,648
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	2,014	1,990
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,918	1,927
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,210	3,188
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,508	2,500
Fannie Mae 6.00% 2008	7,000	7,204
Fannie Mae 6.625% 2009	750	798
Federal Home Loan Bank 3.70% 2007	1,000	983
Federal Home Loan Bank 3.75% 2007	5,410	5,323
Federal Home Loan Bank 3.75% 2008	500	487
Republic of Egypt; United States Agency for International Development, 4.45% 2015	3,250	3,191
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023	2,000	2,160
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,660	2,736
KfW 3.25% 2007	2,000	1,956
Federal Agricultural Mortgage Corp. 4.25% 2008	1,750	1,727
		72,709

ASSET-BACKED OBLIGATIONS[1]— 11.11%
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	750	743
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	2,000	1,949
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,964
PG Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	5,034
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	2,004	1,990
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	3,000	2,923
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,820	4,759
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	4,020
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[2]	3,022	3,028
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009	2,960	2,960
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,581
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	750	743
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	1,000	992
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	734
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,456	2,430
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,251
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,250	2,173
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	2,000	1,981
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010	1,835	1,867
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,793
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	750	745
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3]	1,000	989
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	993
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	728
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	357	349
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	191	189
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	166	165
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	909	899
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,600
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,550
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,500	1,504
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,482
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[3]	1,214	1,269
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,073	1,064
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.669% 2034[2]	1,000	1,002
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[2]	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	978
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	1,000	975
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	559
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	400	399
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	875	855
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	831	825
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	810	808
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009	467	467
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	433	432
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	340	337
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	154	153
		70,233

INDUSTRIALS — 0.74%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	$2,484	$2,645
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,378	1,386
General Electric Capital Corp., Series A, 6.75% 2032	550	648
		4,679

UTILITIES — 0.24%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,549

ENERGY — 0.08%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	500	495

Total bonds & notes (cost: $601,526,000)		603,405

Short-term securities — 6.36%

Hershey Co. 4.26% due 1/10/2006[3]	10,500	10,488
General Electric Capital Corp. 4.20% due 1/3/2006	8,900	8,896
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006[3]	7,700	7,684
Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[3]	7,000	6,975
CAFCO, LLC 4.17% due 1/6/2006[3]	6,200	6,196

Total short-term securities (cost: $40,239,000)		40,239

Total investment securities (cost: $641,765,000)		643,644
Other assets less liabilities		(11,585)

Net assets		$632,059

1 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $70,307,000, which represented 11.12% of the net assets of the fund.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash Management Fund
Investment portfolio

December 31, 2005

Short-term securities — 99.17%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 78.75%
KfW International Finance Inc. 4.23% due 1/27/2006[1]	$8,500	$8,473
Nestlé Capital Corp. 4.09% due 1/9/2006[1]	8,100	8,092
J.P. Morgan Chase & Co. 4.15% due 1/10/2006	8,000	7,991
Concentrate Manufacturing Co. of Ireland 4.24% due 1/27/2006[1]	8,000	7,975
Bank of America Corp. 4.295% due 2/6/2006	8,000	7,965
BMW U.S. Capital Corp. 4.23% due 1/30/2006[1]	7,700	7,673
CAFCO, LLC 4.32% due 2/14/2006[1]	7,050	7,012
HSBC Finance Corp. 4.14% due 1/6/2006	7,000	6,995
Pfizer Investment Capital PLC 4.135% due 1/13/2006[1]	7,000	6,990
BellSouth Corp. 4.18% due 1/18/2006[1]	7,000	6,985
Amsterdam Funding Corp. 4.26% due 1/20/2006[1]	7,000	6,983
NetJets Inc. 4.20% due 1/26/2006[1]	6,700	6,680
Gannett Co. 4.09% due 1/12/2006[1]	6,400	6,391
Old Line Funding, LLC 4.25% due 1/5/2006[1]	6,300	6,296
Barton Capital Corp. 4.24% due 1/17/2006[1]	6,300	6,287
Hershey Co. 4.21% due 1/25/2006[1]	6,300	6,282
ChevronTexaco Funding Corp. 4.28% due 2/16/2006	6,300	6,266
Caterpillar Financial Services Corp. 4.22% due 1/3/2006	6,000	5,998
Medtronic Inc. 4.26% due 1/19/2006[1]	6,000	5,987
Barclays U.S. Funding Corp. 4.335% due 2/21/2006	6,000	5,963
FCAR Owner Trust I 4.28% due 1/17/2006	5,800	5,788
DaimlerChrysler Revolving Auto Conduit LLC II 4.33% due 1/26/2006	5,800	5,782
ANZ (Delaware) Inc. 4.16% due 1/19/2006	5,400	5,389
Clipper Receivables Co., LLC 4.17% due 1/12/2006[1]	5,000	4,993
Electricité de France 4.25% due 1/23/2006	5,000	4,986
Triple-A One Funding Corp. 4.28% due 1/10/2006[1]	4,985	4,979
Anheuser-Busch Companies, Inc. 4.17% due 1/30/2006[1]	4,800	4,783
Variable Funding Capital Corp. 4.12% due 1/4/2006[1]	4,400	4,398
Toyota Credit de Puerto Rico Corp. 4.33% due 2/13/2006	4,000	3,979
CBA (Delaware) Finance Inc. 4.28% due 1/9/2006	3,500	3,496
Danske Corp. 4.16% due 1/19/2006[1]	3,000	2,994
Procter & Gamble Co. 4.18% due 1/3/2006[1]	1,000	1,000
		191,851

FEDERAL AGENCY DISCOUNT NOTES — 17.55%
Freddie Mac 4.01%-4.07% due 1/11-1/24/2006	11,600	11,569
Federal Home Loan Bank 4.05% due 1/11/2006	9,200	9,189
Federal Farm Credit Banks 4.03%-4.21% due 1/26-2/15/2006	9,200	9,167
Tennessee Valley Authority 4.125% due 1/26/2006	6,700	6,680
Fannie Mae 4.23% due 3/1/2006	6,200	6,156
		42,761

CERTIFICATES OF DEPOSIT — 2.87%
Wells Fargo Bank, N.A. 4.40% due 3/6/2006	$7,000	$6,999

Total investment securities (cost: $241,608,000)		241,611
Other assets less liabilities		2,008

Net assets		$243,619

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $121,253,000, which represented 49.77% of the net assets of the fund.

MFGEFP-995-0206-S4519

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
American Funds Insurance Series:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities Funds (each a series of American Funds Insurance Series, each a “Fund” and collectively the “Series”), as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 8, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of each Fund’s investment portfolio (collectively the “Portfolios”) as of December 31, 2005 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on the portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: March 10, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: March 10, 2006